      As filed with the Securities and Exchange Commission on September 21, 2001


                                                Securities Act File No. 33-68666
                                        Investment Company Act File No. 811-8004



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-1A
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X
                                                                     -----
             Pre-Effective Amendment No ---                          -----

             Post-Effective Amendment No. 33                           X
                                          --                         -----



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


            Amendment No. 35                                           X
                          --                                         -----



                                ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             171 North Clark Street
                            Chicago, Illinois 60601
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (312) 223-2139




Name and Address of Agent for Service:                 Copies to:
Kenneth C. Anderson, President                         Cathy G. O'Kelly, Esq.
Alleghany Funds                                        Vedder, Price, Kaufman & Kammholz
171 North Clark Street                                 222 North LaSalle Street
Chicago, Illinois 60601                                Chicago, Illinois 60601





It is proposed that this filing will become effective:
       immediately upon filing pursuant to paragraph (b); or
------
  X    on September 27, 2001 pursuant to paragraph (b); or
------
       60 days after filing pursuant to paragraph (a)(1); or
------
       on       pursuant to paragraph (a)(1); or
------    -----
       75 days after filing pursuant to paragraph (a)(2); or
------
       on       pursuant to paragraph (a)(2) of Rule 485
------    -----

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  [ABN AMRO ASSET MANAGEMENT LOGO]


                                 ABN AMRO FUNDS



                                                       CLASS N SHARES

      Prospectus
                                 EQUITY FUNDS

                                 Large-Cap

                                 ABN AMRO/Chicago Capital Growth Fund


                                 ABN AMRO Growth Fund


                                 ABN AMRO/Montag & Caldwell Growth Fund


                                 ABN AMRO/TAMRO Large Cap Value Fund


                                 ABN AMRO Value Fund


                                 Mid-Cap

                                 ABN AMRO/Talon Mid Cap Fund


                                 Small-Cap

                                 ABN AMRO/Chicago Capital Small Cap Value Fund


                                 ABN AMRO Small Cap Fund


                                 ABN AMRO/TAMRO Small Cap Fund


                                 ABN AMRO/Veredus Aggressive Growth Fund


                                 Sector

                                 ABN AMRO Real Estate Fund


                                 ABN AMRO/Veredus SciTech Fund



                                 BALANCED FUNDS



                                 ABN AMRO/Chicago Capital Balanced Fund


                                 ABN AMRO/Montag & Caldwell Balanced Fund


                                 FIXED INCOME FUNDS


                                 ABN AMRO/Chicago Capital Bond Fund


                                 ABN AMRO/Chicago Capital Municipal Bond Fund


                                 MONEY MARKET FUND


                                 ABN AMRO/Chicago Capital Money Market Fund



                        SEPTEMBER 27, 2001


The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares
or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

  [ABN AMRO ASSET MANAGEMENT LOGO]

Thank you for your interest in ABN AMRO Funds. Our diversified family of no-load funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or college funding. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------

                                   TABLE OF CONTENTS


                                                                                                      Page
                                                     CATEGORIES OF ABN AMRO FUNDS                       3
                                                     FUND SUMMARIES
                                                     Investment Objectives, Principal Investment
                                                       Strategies and Risks

                                                         EQUITY FUNDS
                                                         LARGE-CAP                                      4
                                                         ABN AMRO/Chicago Capital Growth Fund           4
                                                         ABN AMRO Growth Fund                           6
                                                         ABN AMRO/Montag & Caldwell Growth Fund         7
                                                         ABN AMRO/TAMRO Large Cap Value Fund            8
                                                         ABN AMRO Value Fund                            9
                                                         MID-CAP
                                                         ABN AMRO/Talon Mid Cap Fund                   10
                                                         SMALL-CAP
                                                         ABN AMRO/Chicago Capital Small Cap Value
                                                           Fund                                        11
                                                         ABN AMRO Small Cap Fund                       13
                                                         ABN AMRO/TAMRO Small Cap Fund                 15
                                                         ABN AMRO/Veredus Aggressive Growth Fund       16
                                                         SECTOR FUNDS
                                                         ABN AMRO Real Estate Fund                     18
                                                         ABN AMRO/Veredus SciTech Fund                 20
                                                         BALANCED FUNDS
                                                         ABN AMRO/Chicago Capital Balanced Fund        22
                                                         ABN AMRO/Montag & Caldwell Balanced Fund      24
                                                         FIXED INCOME FUNDS
                                                         ABN AMRO/Chicago Capital Bond Fund            26
                                                         ABN AMRO/Chicago Capital Municipal Bond
                                                           Fund                                        28
                                                         MONEY MARKET FUND
                                                         ABN AMRO/Chicago Capital Money Market
                                                           Fund                                        29
                                                         FUND EXPENSES                                 30
                                                     INVESTMENT TERMS                                  32
                                                     MORE ABOUT ABN AMRO FUNDS                         35
                                                         RISK SUMMARY                                  35
                                                         OTHER INVESTMENT STRATEGIES                   36
                                                     MANAGEMENT OF THE FUNDS                           39
                                                         THE ADVISERS                                  39
                                                         ABN AMRO Asset Management (USA) LLC           39
                                                         Chicago Capital Management, Inc.              42
                                                         Montag & Caldwell, Inc.                       44
                                                         Veredus Asset Management LLC                  45
                                                         TAMRO Capital Partners LLC                    47
                                                         THE SUB ADVISERS
                                                         Talon Asset Management, Inc.                  47
                                                         Mellon Equity Associate, LLP                  47
                                                         Delaware Management Company                   47
                                                     SHAREHOLDER INFORMATION                           48
                                                         Opening an Account: Buying Shares             48
                                                         Exchanging Shares                             49
                                                         Selling/Redeeming Shares                      49
                                                         Transaction Policies                          52
                                                         Account Policies and Dividends                53
                                                         Additional Investor Services                  54
                                                         Distribution Plan                             54
                                                         Portfolio Transactions and Brokerage
                                                           Commissions                                 54
                                                     DIVIDENDS, DISTRIBUTIONS AND TAXES                55
                                                     FINANCIAL HIGHLIGHTS                              56
                                                     GENERAL INFORMATION                              Back
                                                                                                       Cover

Categories of ABN AMRO Funds



ABN AMRO Funds is a no-load, open-end management investment company that consists of 28 separate investment portfolios, including equity, balanced, fixed income and money market funds.


EQUITY FUNDS
EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS
Equity funds may be appropriate if you:
- have a long-term investment goal (five years or more)
- can accept higher short-term risk in return for higher long-term return potential
- want to diversify your investments

Equity funds may not be appropriate if you want:
- a stable share price
- a short-term investment
- regular income

BALANCED FUNDS
BALANCED FUNDS invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

WHO MAY WANT TO INVEST IN BALANCED FUNDS
Balanced funds may be appropriate if you want:
- capital appreciation and current income
- a balanced diversified investment

FIXED INCOME FUNDS
FIXED INCOME FUNDS invest in corporate and government bonds and other fixed income securities. These funds provide regular income and the obligations are generally secured by the assets of the issuer.

WHO MAY WANT TO INVEST IN FIXED INCOME FUNDS
Fixed income funds may be appropriate if you want:
- regular income
- less volatility than equity funds
- portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.

MONEY MARKET FUNDS
MONEY MARKET FUNDS invest in short-term, high quality money market securities. They provide stable principal and regular income. The income provided by a money market fund varies with interest rate movements.

WHO MAY WANT TO INVEST IN MONEY MARKET FUNDS
Money market funds may be appropriate if you:
- want regular income
- are investing for a short-term objective
- want an investment that seeks to maintain a stable net asset value

- want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)


Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
- the value of fund shares will fluctuate
- you could lose money
- you cannot be certain that a fund will achieve its investment objective

EQUITY FUNDS: LARGE-CAP


ABN AMRO/Chicago Capital Growth Fund


INVESTMENT OBJECTIVE

The Fund seeks long-term total return through capital appreciation and current income by investing primarily in a combination of stocks and bonds.


PRINCIPAL INVESTMENT STRATEGIES
The portfolio manager uses a bottom-up approach and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio manager then identifies stocks of companies with the following characteristics compared to S&P 500 Index averages:
- higher sales and operating earnings growth
- more stable earnings growth rates
- lower debt-to-capital ratio
- higher return on equity

- market capitalization over $3 billion


The portfolio manager also considers the quality of company management and the strength of the company's position among its competitors. In addition, the portfolio manager assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.


This Fund may also invest in convertible term bonds.


PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.


GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.


INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

EQUITY FUNDS: LARGE-CAP

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 35 for other investment strategies.

FUND PERFORMANCE
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                              0.50
1995                                                                             35.55
1996                                                                             25.40
1997                                                                             26.74
1998                                                                             35.45
1999                                                                             23.30
2000                                                                              2.10


  Year to Date (as of 6/30/01):   -9.24%
  Best quarter:           12/98   23.68%
  Worst quarter:           9/98   -9.03%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500
Index and the Lipper Large-Cap Growth Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                  ABN AMRO/                   Lipper
               Chicago Capital   S&P 500    Large-Cap
                 Growth Fund      Index    Growth Index
-----------------------------------------------------------

    1 year:         2.10%        -9.11%      -19.68%
-----------------------------------------------------------

    5 years:       22.07%        18.33%       17.85%
-----------------------------------------------------------

    Since
    Inception:(1)     20.60%     18.21%       17.51%
-----------------------------------------------------------



(1)Fund's inception: December 13, 1993. S&P 500
Index and Lipper Large-Cap Growth Index data computed from November 30, 1993.

EQUITY FUNDS: LARGE-CAP


ABN AMRO Growth Fund

INVESTMENT OBJECTIVE
The Fund seeks total return primarily through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks and other equity securities of U.S. companies that have above average earnings growth rates and appear to have strong prospects for capital appreciation. By using a bottom-up approach, the portfolio manager selects broadly diversified investments in various industry sectors. In selecting investments, the portfolio manager seeks a fundamental understanding of each company by examining a combination of factors including:

- favorable valuation
- price appreciation
- price strength over time
- positive earnings changes
- earnings surprises
- accelerated earnings

The portfolio manager combines this fundamental understanding of the companies with quantitative screens that focus on earnings consistency and momentum. The portfolio manager also focuses on companies that have a competitive advantage in their particular industry or sector.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.


GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 35 for other investment strategies.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. All performance figures are from the common share class of the ABN AMRO Growth Fund.


          CALENDAR YEAR TOTAL RETURN*

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             -2.05
1995                                                                             31.60
1996                                                                             21.69
1997                                                                             23.98
1998                                                                             30.23
1999                                                                             12.82
2000                                                                             -4.45


  Year to Date (as of
    6/30/01):                    -15.96%
  Best quarter:          12/98    26.49%
  Worst quarter:          9/98   -13.97%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500
Index and the Lipper Large Cap Growth Fund
Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                                                  Lipper Large
                        ABN AMRO       S&P 500     Cap Growth
                       Growth Fund      Index      Fund Index
------------------------------------------------------------------

    1 year:              -4.45%        -9.10%       -16.25%
------------------------------------------------------------------

    5 years:             16.19%        18.33%        18.10%
------------------------------------------------------------------

    Since
    Inception:(1)        14.09%        17.19%        15.72%
------------------------------------------------------------------



(1)Fund's inception: January 4, 1993. S&P 500
Index and Lipper Large Cap Growth Fund Index data computed from December 31, 1992.

EQUITY FUNDS: LARGE-CAP


ABN AMRO/Montag & Caldwell Growth Fund


INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that:

- have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
- have strong balance sheets
- have a sustainable competitive advantage
- are currently, or have the potential to become, industry leaders
- have the potential to outperform during market downturns

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.


GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 35 for other investment strategies.


FUND PERFORMANCE
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1995                                                                             38.68
1996                                                                             32.72
1997                                                                             31.85
1998                                                                             31.85
1999                                                                             22.51
2000                                                                             -7.36


  Year to Date (as of
    6/30/01):                    -12.57%
  Best quarter:          12/98    26.94%
  Worst quarter:          9/98   -14.27%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500
Index, the Lipper Large-Cap Growth Index and the Lipper Large-Cap Core Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


               ABN AMRO/              Lipper      Lipper
               Montag &      S&P     Large-Cap   Large-Cap
               Caldwell      500      Growth       Core
              Growth Fund   Index      Index       Index
--------------------------------------------------------------

    1 year:     -7.36%      -9.11%    -19.68%     -7.37%
--------------------------------------------------------------

    5 years:    21.23%      18.33%     17.85%     16.79%
--------------------------------------------------------------

    Since
    Inception:(1)   22.83%  20.26%     19.35%*    18.09%*
--------------------------------------------------------------



(1)Fund's inception: November 2, 1994. S&P 500
Index, Lipper Large-Cap Growth Index and Lipper
Large-Cap Core Index data computed from October
31, 1994.

EQUITY FUND: LARGE-CAP


ABN AMRO/TAMRO Large Cap Value Fund


INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks of improving quality, large capitalization U.S. companies. The portfolio manager selects stocks based upon a range of financial criteria including:
- low valuation relative to history and forecasted earnings growth rate
- improving credit quality
- rising earnings estimates

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.


MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.



LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.



See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 35 for other investment strategies.



FUND PERFORMANCE

The Fund commenced operations on November 30, 2000 and does not have a full year of performance history. Performance information will be included in the Fund's next annual or semi-annual report.

EQUITY FUNDS: LARGE-CAP


ABN AMRO Value Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide total return through long term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks that are undervalued and have good prospects for earnings growth. The portfolio manager generally focuses on large capitalization stocks that are diversified across many industries. Security selection is based upon a range of financial criteria including:
- Relatively low price to earnings and price to book ratios
- Underlying asset values that are not reflected in securities' market price

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.
VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 35 for other investment strategies.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The common share class and investor share class of ABN AMRO
Value Fund were reorganized into Class N Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. All performance figures shown below represents the performance of the common share class of the predecessor fund.


          CALENDAR YEAR TOTAL RETURN*

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                              0.00
1995                                                                             32.02
1996                                                                             20.43
1997                                                                             30.49
1998                                                                              5.47
1999                                                                             11.14
2000                                                                             -0.68

*From December 6, 1999, the Fund employed
Mellon Equity Associates, LLP as a subadviser.


  Year to Date (as of
    6/30/01):                     -2.24%
  Best quarter:           6/97    15.69%
  Worst quarter:          9/98   -18.05%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P/
BARRA Large-Cap Value Index and the Lipper
Multi-Cap Value Funds Index.


          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                                                     Lipper
                         ABN         S&P/BARRA      Multi-Cap
                         AMRO        Large-Cap     Value Funds
                      Value Fund    Value Index       Index
------------------------------------------------------------------

    1 year:             -0.68%          6.08%         9.71%
------------------------------------------------------------------

    5 years:            12.84%         16.81%        14.65%
------------------------------------------------------------------

    Since
    Inception:(1)       12.58%         17.00%        14.98%
------------------------------------------------------------------



(1)Fund's inception: January 4, 1993. S&P/BARRA
Large Cap Value Index and Lipper Multi-Cap
Value Funds Index data computed from December
31, 1992.

EQUITY FUNDS: MID-CAP


ABN AMRO/Talon Mid Cap Fund


INVESTMENT OBJECTIVE

The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in mid-cap stocks of companies with an improving revenue and earnings growth outlook. The portfolio manager selects between 30 and 40 stocks based on "bottom-up" fundamental analysis. Important investment criteria include:

- focused business franchise
- market share growth
- experienced shareholder-oriented management team
- strong or improving balance sheet
- attractive valuation: price-to-earnings multiple is less than the expected earnings growth rate
The portfolio manager takes a long term approach with a focus on maximizing after tax returns.
PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

VOLATILITY RISK: Although the Fund is a diversified portfolio, it tends to invest in a fewer number of different stocks than other funds. Consequently, it may experience larger price swings than funds with greater numbers of stocks.

MID-CAP COMPANY RISK: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.
MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.


See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 35 for other investment strategies.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1995                                                                             27.35
1996                                                                             26.15
1997                                                                             26.46
1998                                                                             -5.66
1999                                                                             11.44
2000                                                                             27.55


  Year to Date (as of
    6/30/01):                      7.36%
  Best quarter:           6/99    19.16%
  Worst quarter:          9/98   -14.04%


The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 400
Mid-Cap Index and the Lipper Mid-Cap Value
Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                       ABN                   Lipper
                      AMRO/       S&P 400    Mid-Cap
                     Mid Cap      Mid-Cap     Value
                   Talon Fund      Index      Index
--------------------------------------------------------

    1 year:          27.55%       17.51%     10.59%
--------------------------------------------------------

    5 years:         16.43%       20.41%     12.34%
--------------------------------------------------------

    Since
    Inception:(1)    17.63%       20.63%     13.21%
--------------------------------------------------------



(1) Fund's inception: September 19, 1994. S&P
    400 Mid-Cap Index and Lipper Mid-Cap Value
    Index data computed from September 30,
    1994.

EQUITY FUNDS: SMALL-CAP


ABN AMRO/Chicago Capital Small Cap Value Fund


INVESTMENT OBJECTIVE
The Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in value stocks of small-cap U.S. companies and/or real estate investment trusts (REITs) that the portfolio manager believes have a:
- low price-to-earnings ratio
- low relative price-to-book ratio
- positive or improving cash flow
- good or improving balance sheet and credit history
- low stock price relative to historical levels

The portfolio manager may also invest in securities outside the small-cap range and in cash-equivalent securities. In the course of implementing its primary investment strategies, the Fund may experience a relatively high turnover rate (100% to 200%).

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

VOLATILITY RISK: Although the Fund is a diversified portfolio, it tends to invest in a fewer number of different stocks than many other funds. Consequently, it may experience larger price swings than funds with greater numbers of stocks.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

EQUITY FUNDS: SMALL-CAP

VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.
PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and greater transaction costs to the fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.


REIT RISK: REITs are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. They have a history of larger price swings. A REIT's return may be adversely affected when interest rates are high or rising.



MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.



See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 35 for other investment strategies.


FUND PERFORMANCE
The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund.
As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1999                                                                             -7.77
2000                                                                             25.85


  Year to Date (as of
    6/30/01):                      7.57%
  Best quarter:          6/99     12.22%
  Worst quarter:         3/99    -13.28%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Russell
2000 Index, the Russell 2000 Value Index and the Lipper Small-Cap Value Index.

          AVERAGE ANNUAL TOTAL RETURN

   (For the periods ended December 31, 2000)



                 ABN
                AMRO/
               Chicago
               Capital               Russell    Lipper
              Small Cap    Russell    2000     Small-Cap
                Value       2000      Value      Value
                 Fund       Index     Index      Index
------------------------------------------------------------

    1 year:     25.85%      -3.02%    22.83%    16.10%
------------------------------------------------------------

    Since
    Inception:(1)    9.61%  13.44%    12.14%    11.71%
------------------------------------------------------------



(1) Fund's inception: November 10, 1998.
    Russell 2000 Index, Russell 2000 Value
    Index and Lipper Small-Cap Value Index data computed from October 31, 1998.

EQUITY FUNDS: SMALL-CAP



ABN AMRO Small Cap Fund


INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a blended portfolio of growth and value stocks of small capitalization companies. Generally, no more than 75% of the fund assets will be devoted to either the growth or value strategy at any one time. The portfolio manager selects securities that are diversified across many industry sectors, based on a range of financial criteria including:

- Above average sales or earnings growth
- Relatively low price to earnings and price to book ratios
- Solid and improving fundamentals
- Competitive advantage in industry or market niche


In the course of implementing its primary investment strategy, the Fund may experience a relatively high turnover rate (over 100%)


PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.


GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

EQUITY FUNDS: SMALL-CAP

VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.


PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to the fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.


MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 35 for other investment strategies.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The common share class and investor share class of ABN AMRO
Small Cap Fund were reorganized into Class N
Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor.
All performance fiqures shown below represents the performance of the common share class of the predecessor fund.


          CALENDAR YEAR TOTAL RETURN*

[LINE GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             -6.27
1995                                                                             32.13
1996                                                                             19.42
1997                                                                             15.89
1998                                                                             -6.52
1999                                                                             15.88
2000                                                                              6.10

*From December 6, 1999, the Fund employed
Delaware Management Company as a subadviser.


  Year to Date (as of
    6/30/01):                      1.73%
  Best quarter:           6/97    19.13%
  Worst quarter:          9/98   -23.88%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Russell
2000 Index and the Lipper Small Cap Growth Fund
Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                                                Lipper
                      ABN AMRO     Russell     Small Cap
                      Small Cap     2000      Growth Fund
                        Fund        Index        Index
-------------------------------------------------------------

    1 year:             6.10%      -3.02%       -4.95%
-------------------------------------------------------------

    5 years:            9.73%      10.31%       14.40%
-------------------------------------------------------------

    Since
    Inception:(1)       9.23%      11.85%       14.48%
-------------------------------------------------------------



(1)Fund's inception: January 4, 1993. Russell
2000 Index and Lipper Small Cap Growth Fund
Index data computed from December 31, 1992.

EQUITY FUND: SMALL-CAP


ABN AMRO/TAMRO Small Cap Fund


INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a blended portfolio of growth and value stocks of small-capitalization companies. A small-cap company is one having a market capitalization of less than $1.5 billion. In selecting securities, the portfolio manager looks for the following criteria:
- above average earnings growth
- unrecognized valuation
- high quality management
- solid and improving fundamentals

The portfolio manager may also invest in real estate investment trusts (REITs) which are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces securities outside the small-cap range and cash-equivalent securities. In the course of implementing its primary investment strategies, the Fund may experience a relatively high turnover rate (100% to 160%).

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

VOLATILITY RISK: Although the Fund is a diversified portfolio, it tends to invest in a fewer number of different stocks than other funds. Consequently, it may experience larger price swings than funds with greater numbers of stocks.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.


GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.


VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.


PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to the fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.



REIT RISK: REITs have a history of larger price swings. A REIT's return may be adversely affected when interest rates are high or rising.


MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE
The Fund commenced operations on November 30, 2000 and does not have a full year performance history. Performance information will be included in the Fund's next annual or semi-annual report.


See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 35 for other investment strategies.

EQUITY FUNDS: SMALL-CAP


ABN AMRO/Veredus Aggressive Growth Fund


INVESTMENT OBJECTIVE
The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. A small-cap company is one having a market capitalization of less than $1.5 billion. The portfolio manager looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:
- expanding unit volume growth
- increasing profit margins
- significant new product development efforts
- returns in excess of their cost of capital

The portfolio manager may also invest in mid-cap equity securities. Mid-cap companies are ones having market capitalizations of $1.5 to $5 billion.


To help manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its primary investment strategies, the Fund will likely experience a high turnover rate (200% or more).


PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

VOLATILITY RISK: Although the Fund is a diversified portfolio, it tends to invest in a fewer number of different stocks than other funds. Consequently, it may experience larger price swings than funds with greater numbers of stocks.

EQUITY FUNDS: SMALL-CAP

MID-CAP COMPANY RISK: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.


GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.


PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to the fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.


LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 35 for Other Investment Strategies.


FUND PERFORMANCE
The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund.
As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1999                                                                            112.57
2000                                                                             30.18


  Year to Date (as of
    6/30/01):                     -7.78%
  Best quarter:          12/99    44.67%
  Worst quarter:          9/98   -22.60%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Russell
2000 Index, the Russell 2000 Growth Index and the Lipper Small-Cap Growth Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                                                Lipper
               ABN AMRO/              Russell   Small-
                Veredus     Russell    2000      Cap
              Aggressive     2000     Growth    Growth
              Growth Fund    Index     Index    Index
----------------------------------------------------------

    1 year:     30.18%      -3.02%    -22.43%   -8.25%
----------------------------------------------------------

    Since
    Inception:(1)   52.75%   3.59%      2.57%   14.16%
----------------------------------------------------------



(1)Fund inception and index data computed from June 30, 1998.

EQUITY FUNDS: SECTOR

ABN AMRO Real Estate Fund

INVESTMENT OBJECTIVE
The Fund seeks total return through a combination of growth and income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in real estate investment trusts (REITs) and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector. The portfolio manager does not invest in real estate directly. In selecting securities for the Fund, the portfolio manager analyzes long-term trends in property types and geographic regions. The portfolio manager uses a combination of a top-down and a bottom-up approach.


Top-down approach involves:
- analyzing demographic and economic trends
- reviewing the real estate cycle to identify favorable geographic regions and property types

Bottom-up approach involves researching individual companies with:
- a management stake in performance
- a strong balance sheet and/or consistent earnings
- internal growth prospects
- potential growth from acquisition or development

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

REIT RISK: Real estate investment trusts (REITs) are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. The trusts issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. They have a history of large price swings. A REIT's return may be adversely affected when interest rates are high or rising.


CONCENTRATION RISK:

- NON-DIVERSIFIED RISK: The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
- SECTOR CONCENTRATION RISK: Investments in sector-specific mutual funds may entail greater risks than investments in funds diversified across sectors. Because a fund may invest in a limited number of industries within a sector, a fund may be subject to a greater level of market risk and may be more volatile.

EQUITY FUNDS: SECTOR

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities. Specific risks may include:
- CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund does not expect to hedge against the value of the U.S. dollar.
- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.
- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

See page 34 for a chart that compares the risks of investing in the Fund with other ABN AMRO Funds and see page 35 for other investment strategies.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The common share class and investor share class of ABN AMRO Real
Estate Fund were reorganized into Class N
Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor.
All performance figures shown below represents the performance of the common share class of the predecessor fund.


          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1998                                                                            -12.35
1999                                                                             -3.33
2000                                                                             28.77


  Year to Date (as of
  6/30/01):                        5.93%
  Best quarter:           6/00    11.21%
  Worst quarter:          9/99   -10.05%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Morgan
Stanley REIT Index and the Lipper Real Estate
Fund Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                    ABN                 Lipper
                    AMRO     Morgan      Real
                    Real     Stanley    Estate
                   Estate     REIT       Fund
                    Fund      Index     Index
--------------------------------------------------

    1 year:        28.77%    24.63%     25.62%
--------------------------------------------------

    Since
    Inception:(1)   2.77%    -0.39%      0.36%
--------------------------------------------------



(1)Fund's inception: December 30, 1997. Morgan
Stanley Reit Index and Lipper Real Estate Fund
Index data computed from December 31, 1997.

EQUITY FUND: SECTOR


ABN AMRO/Veredus SciTech Fund


INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in the stocks of science and technology companies whose earnings are growing, or are expected to grow, at an accelerated rate. The portfolio manager looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings) focusing on companies that have:
- expanding unit volume growth
- increasing profit margins
- significant new product development efforts
- returns in excess of their cost of capital

Representative industries in which the Fund may invest include computers, networking equipment, software, semiconductors, semiconductor capital equipment, communications equipment, communications services, Internet, enhanced media and information services, information technology and services, medical devices, pharmaceutical and biotechnology.

The portfolio manager may invest in all capitalizations, but will primarily invest in small- and mid-cap securities.


To manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its primary investment strategies, the Fund will likely experience a high turnover rate (200% or more).


PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SECTOR CONCENTRATION RISK: Investments in sector-specific mutual funds may entail greater risks than investments in funds diversified across sectors. Because a fund may invest in a limited number of industries within a sector, a fund may be subject to a greater level of market risk and may be more volatile.

SCIENCE AND TECHNOLOGY SECTOR RISK: Companies which compete on the basis of proprietary science or technology face unique risks. Products or services for given companies may or may not prove to be commercially viable. Additionally, rapid changes in technology may result in a particular company's products or services becoming obsolete.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

MID-CAP COMPANY RISK: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.


GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.



PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to the fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.

EQUITY FUND: SECTOR

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See Page 34 for a chart that compares the risks of investing in this fund with other ABN AMRO Funds and see page 35 for other investment strategies.


FUND PERFORMANCE

The Fund commenced operations on June 30, 2000 and does not have a full year of performance history. Performance information will be included in the Fund's next annual or semi-annual report.

BALANCED FUNDS


ABN AMRO/Chicago Capital Balanced Fund


INVESTMENT OBJECTIVE
The Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES
The Fund generally invests between 40% and 70% of its assets in equity securities and between 30% and 60% in fixed income securities. Although the prices of fixed income securities fluctuate, the steady income flow they produce helps offset the potentially higher price volatility of the equity securities in the portfolio. The portfolio manager can invest in either dividend paying or non-dividend paying equity securities that offer growth or income potential.

Asset allocation varies according to the portfolio manager's assessment of which asset class offers the greatest potential for growth. The portfolio manager will diversify the Fund's investments among a variety of industries.


The portfolio manager uses a bottom-up approach and invests in a combination of securities that offer potential for growth including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio manager then identifies stocks of companies with the following characteristics compared to S&P 500 Index averages:

- higher sales and operating earnings growth
- more stable earnings growth rates
- lower debt-to-capital ratio
- higher return on equity

- market capitalization over $3 billion


The portfolio manager also considers the quality of company management and the strength of its position among its competitors. In addition, the portfolio manager assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.


The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing primarily investment grade fixed income securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:

- U.S. government securities
- corporate bonds
- debentures and convertible debentures
- zero-coupon bonds
- mortgage/asset-backed securities
- Yankee bonds

The Fund may also invest in below investment grade securities.

BALANCED FUNDS

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.


GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.


INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.


BELOW INVESTMENT-GRADE SECURITIES RISK: Bonds and other fixed income securities are rated by the national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. There are several categories of investment grade securities, and those rated in the lower categories are more risky than those rated in the higher categories.


PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.


LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO
Funds and see page 35 for other investment strategies.


FUND PERFORMANCE
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1996                                                                             16.56
1997                                                                             20.91
1998                                                                             25.13
1999                                                                             12.89
2000                                                                              5.47


  Year to Date (as of
    6/30/01):                     -5.07%
  Best quarter:          12/98    14.75%
  Worst quarter:          9/98    -4.02%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of 60% S&P 500
Index/40% Lehman Brothers Aggregate Bond Index and the Lipper Balanced Fund Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                             ABN
                            AMRO/
                           Chicago                 Lehman
                           Capital                Brothers      Lipper
                           Balanced    S&P 500   Aggregate     Balanced
                             Fund       Index    Bond Index   Fund Index
----------------------------------------------------------------------------

    1 year:                  5.47%     -9.11%      11.63%        2.39%
----------------------------------------------------------------------------

    5 year:                 15.99%     18.33%       6.46%       11.80%
----------------------------------------------------------------------------

    Since Inception:(1)     16.18%     18.70%       6.99%       12.13%
----------------------------------------------------------------------------



(1)Fund's inception: September 21, 1995. S&P
500 Index, Lehman Brothers Aggregate Bond Index and Lipper Balanced Fund Index data computed from September 30, 1995.

BALANCED FUNDS



ABN AMRO/Montag & Caldwell Balanced Fund


INVESTMENT OBJECTIVE
The Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that:

- have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
- have strong balance sheets
- have a sustainable competitive advantage
- are currently, or have the potential to become, industry leaders
- have the potential to outperform during market downturns


When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by actively adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.


The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:
- U.S. government securities
- corporate bonds normally rated A or better
- mortgage/asset-backed securities
- money market securities and repurchase agreements

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.


GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

BALANCED FUNDS

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.
ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.


PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.


MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 35 for other investment strategies.


FUND PERFORMANCE
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1995                                                                             29.39
1996                                                                             20.37
1997                                                                             23.49
1998                                                                             23.06
1999                                                                             12.84
2000                                                                             -0.81


  Year to Date (as of
    6/30/01):                     -7.10%
  Best quarter:          12/98    16.94%
  Worst quarter:          9/98    -7.61%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of 60% S&P 500
Index/40% Lehman Brothers Government Corporate
Bond Index and the Lipper Balanced Fund Index.


          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                             ABN
                            AMRO/                  Lehman
                           Montag &               Brothers
                           Caldwell              Government     Lipper
                           Balanced    S&P 500   Corporate     Balanced
                             Fund       Index    Bond Index   Fund Index
----------------------------------------------------------------------------

    1 year:                 -0.81%     -9.11%      11.85%         2.39%
----------------------------------------------------------------------------

    5 years:                15.41%     18.33%       6.24%        11.80%
----------------------------------------------------------------------------

    Since Inception:(1)     16.90%     20.26%       8.15%        13.22%
----------------------------------------------------------------------------



(1)Fund's inception: November 2, 1994. S&P 500
Index, Lehman Brothers Government Credit Bond
Index and Lipper Balanced Fund Index data computed from October 31, 1994.

FIXED INCOME FUNDS


ABN AMRO/Chicago Capital Bond Fund


INVESTMENT OBJECTIVE
The Fund seeks high current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a broad range of intermediate-term investment-grade fixed income securities. The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
- U.S. government securities
- corporate bonds
- debentures and convertible debentures
- zero-coupon bonds
- mortgage/asset-backed securities
- Yankee bonds


The Fund may also invest in below investment grade securities.


PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.


BELOW INVESTMENT-GRADE SECURITIES RISK: Bonds and other fixed income securities are rated by the national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. There are several categories of investment grade securities, and those rated in the lower categories are more risky than those rated in the higher categories.


PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.

FIXED INCOME FUNDS

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the bond market or its peers. Also, a fund could fail to meet its investment objective.


See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 35 for other investment strategies.


FUND PERFORMANCE
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             -2.83
1995                                                                             17.51
1996                                                                              3.84
1997                                                                              8.98
1998                                                                              7.69
1999                                                                             -0.43
2000                                                                             10.85


  Year to Date (as of 6/30/01):    3.20%
  Best quarter:            6/95    5.55%
  Worst quarter:           3/94   -2.26%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Lehman
Brothers Aggregate Bond Index and the Lipper
Intermediate Investment Grade Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                                              Lehman        Lipper
                             ABN AMRO/       Brothers    Intermediate
                          Chicago Capital   Aggregate     Investment
                             Bond Fund      Bond Index   Grade Index
-------------------------------------------------------------------------

    1 year:                   10.85%          11.63%        10.58%
-------------------------------------------------------------------------

    5 years:                   6.11%           6.46%         5.86%
-------------------------------------------------------------------------

    Since Inception:(1)        6.31%           6.68%         6.04%
-------------------------------------------------------------------------



(1)Fund's inception: December 13, 1993. Lehman
Brothers Aggregate Bond Index and Lipper
Intermediate Investment Grade Index data computed from November 30, 1993.

FIXED INCOME FUNDS


ABN AMRO/Chicago Capital Municipal Bond Fund


INVESTMENT OBJECTIVE
The Fund seeks a high level of current interest income exempt from federal income tax consistent with preservation of capital by investing primarily in intermediate-term municipal securities.

PRINCIPAL INVESTMENT STRATEGIES
To provide tax-free income for investors, the portfolio manager primarily invests (as a fundamental policy, 80% or more of total assets) in municipal fixed income securities such as revenue bonds, insured bonds, general obligation bonds and government-guaranteed escrow bonds. Securities are typically high quality and diversified among a broad range of states, sectors and issues. The Fund strives to maintain:
- a dollar-weighted average maturity of between three and ten years
- an intermediate duration (four to eight years)
- AA-A average quality

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.
MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. The fund may be more sensitive to an adverse economic business or political development if it invests more than 25% of its assets in municipal investments whose interest is paid solely from revenues of similar projects, or in industrial development bonds.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the bond market or its peers. Also, a fund could fail to meet its investment objective.


See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 35 for other investment strategies.


FUND PERFORMANCE
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             -2.24
1995                                                                             11.05
1996                                                                              3.10
1997                                                                              5.50
1998                                                                              5.51
1999                                                                             -1.75
2000                                                                              9.50


  Year to Date (as of 6/30/01):    3.06%
  Best quarter:            3/95    4.19%
  Worst quarter:           3/94   -2.89%



The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the Lehman
Brothers Municipal Five-Year General
Obligations Index and the Lipper Intermediate
Municipal Funds Index.


          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                          ABN AMRO/
                           Chicago     Lehman Brothers       Lipper
                           Capital        Municipal       Intermediate
                          Municipal   Five-Year General    Municipal
                          Bond Fund   Obligations Index   Funds Index
--------------------------------------------------------------------------

    1 year:                 9.50%           7.68%             8.67%
--------------------------------------------------------------------------

    5 years:                4.30%           5.05%             4.80%
--------------------------------------------------------------------------

    Since Inception:(1)     4.26%           5.34%(2)          4.85%
--------------------------------------------------------------------------



(1)Fund's inception: December 13, 1993. Lehman
Brothers Municipal Five-Year General
Obligations Index and Lipper Intermediate
Municipal Funds Index data computed from November 30, 1993.

MONEY MARKET FUND


ABN AMRO/Chicago Capital Money Market Fund


INVESTMENT OBJECTIVE
The Fund seeks as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to maintain a stable net asset value of $1.00 per share by investing in a diversified portfolio of high-quality money market instruments. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. The portfolio manager selects securities that:
- are denominated in U.S. dollars
- have high credit quality and minimal credit risk
- mature in 397 days or less

In selecting high quality securities with minimal credit risk, the portfolio manager buys securities with the highest ratings given by national rating agencies.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.


See page 34 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and see page 35 for other investment strategies.


FUND PERFORMANCE
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.91
1995                                                                             5.62
1996                                                                             5.07
1997                                                                             5.22
1998                                                                             5.16
1999                                                                             4.84
2000                                                                             6.07


  Year to Date (as of 6/30/01):    2.32%
  Best quarter:            12/00   1.56%
  Worst quarter:            3/94   0.70%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the 91-Day
U.S. Treasury Bill and iMoneyNet First Tier
Money Market Fund Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                 ABN AMRO/                       iMoneyNet
              Chicago Capital                    First Tier
               Money Market      91 Day U.S.    Money Market
                   Fund         Treasury Bill    Fund Index
----------------------------------------------------------------

    1 year:        6.07%            5.99%           5.67%
----------------------------------------------------------------

    5 years:       5.26%            5.18%           5.06%
----------------------------------------------------------------

    Since
    Inception:(1)      5.11%        5.10%           4.89%
----------------------------------------------------------------



(1)Fund's inception: December 14, 1993. The 91
Day U.S. Treasury Bill and iMoneyNet First Tier
Money Market Fund Index Inception computed from
November 30, 1993.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing with ABN AMRO Funds, you do not incur any sales loads or exchange fees and generally no redemption fees. However, a redemption fee is charged in some cases.



                   FUND                         REDEMPTION FEE
ABN AMRO/Veredus SciTech                       2% within 90 days
ABN AMRO Real Estate                           2% within 90 days


Also, for all Funds, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                           TOTAL                NET
                                                   MANAGEMENT   DISTRIBUTION    OTHER     EXPENSE     FEE     EXPENSE
                      FUND                            FEES      (12B-1) FEES   EXPENSES    RATIO    WAIVERS    RATIO
ABN AMRO/Chicago Capital Growth(3)                    0.70%         0.25%        0.12%     1.07%       --%     1.07%
ABN AMRO Growth(2)                                    0.80          0.25         0.13      1.18      (0.14)   1.04(2)
ABN AMRO/Montag & Caldwell Growth(3)                  0.67          0.25         0.11      1.03         --     1.03
ABN AMRO/TAMRO Large Cap Value                        0.80          0.25         1.39      2.44      (1.24)   1.20(1)
ABN AMRO Value(2)                                     0.80          0.25         0.15      1.20      (0.12)   1.08(2)
ABN AMRO/Talon Mid Cap                                0.80          0.25         0.43      1.48      (0.18)   1.30(1)
ABN AMRO/Chicago Capital Small Cap Value              1.00          0.25         0.23      1.48      (0.08)   1.40(1)
ABN AMRO Small Cap(2)                                 0.80          0.25         0.22      1.27      (0.10)   1.17(2)
ABN AMRO/TAMRO Small Cap(2)                           0.90          0.25         2.25      3.40      (2.10)   1.30(1)
ABN AMRO/Veredus Aggressive Growth(3)                 1.00          0.25         0.21      1.46      (0.06)   1.40(1)
ABN AMRO Real Estate(2)                               1.00          0.25         0.48      1.73      (0.38)   1.35(2)
ABN AMRO/Veredus SciTech                              1.00          0.25         4.92      6.17      (4.67)   1.50(1)
ABN AMRO/Chicago Capital Balanced(3)                  0.70          0.25         0.10      1.05         --     1.05
ABN AMRO/Montag & Caldwell Balanced(3)                0.75          0.25         0.13      1.13         --     1.13
ABN AMRO/Chicago Capital Bond(3)                      0.55          0.25         0.15      0.95      (0.21)   0.74(1)
ABN AMRO/Chicago Capital Municipal Bond(4)            0.60          0.10         0.47      1.17      (0.17)    1.00
ABN AMRO/Chicago Capital Money Market                 0.40           n/a         0.10      0.50         --     0.50



(1)The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect estimated expenses for the current fiscal year ended October 31, 2000, except for ABN AMRO/ TAMRO LARGE CAP VALUE FUND and ABN AMRO/TAMRO SMALL CAP FUND, which are estimates for fiscal year 2001. The Advisers are contractually obligated to reimburse expenses at least through December 31, 2001 at the rates shown in the table.



(2)The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the estimated expenses for the fiscal year ended October 31, 2001. The Advisers are contractually obligated to waive management fees and/or reimburse expenses through September 30, 2003 at the rates shown in the table.



(3)ABN AMRO/MONTAG & CALDWELL GROWTH FUND, ABN AMRO/CHICAGO CAPITAL GROWTH FUND, ABN AMRO/VEREDUS AGGRESSIVE GROWTH, ABN AMRO/MONTAG & CALDWELL BALANCED FUND, ABN AMRO/CHICAGO CAPITAL BALANCED and ABN AMRO/CHICAGO CAPITAL BOND FUND each offer two classes of shares that invest in the same portfolio of securities. Shareholders of Class N shares are subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class N shares, which are offered in this prospectus. Class I shares are offered in a separate prospectus.



(4)The Adviser is contractually obligated to waive management fees and/or reimburse expenses through September 30, 2003 at the rates shown in the table. Currently the Adviser voluntarily waives management fees and/or reimburses expenses, so that the net expense ratio is 0.50%.

EXAMPLE


This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns. The Adviser's are contractually obligated to waive management fees and/or reimburse expenses at least through December 31, 2001.



FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO/Chicago Capital Growth                               $ 110           $343            $595            $1,317
ABN AMRO Growth                                                 106            346             621             1,406
ABN AMRO/Montag & Caldwell Growth                               105            328             569             1,259
ABN AMRO/TAMRO Large Cap Value                                  122            642             N/A               N/A
ABN AMRO Value                                                  110            357             636             1,433
ABN AMRO/Talon Mid Cap                                          132            450             791             1,753
ABN AMRO/Chicago Capital Small Cap Value                        143            460             800             1,762
ABN AMRO Small Cap                                              119            383             677             1,516
ABN AMRO/TAMRO Small Cap                                        132            849             N/A               N/A
ABN AMRO/Veredus Aggressive Growth                              143            456             792             1,741
ABN AMRO Real Estate                                            137            469             865             1,976
ABN AMRO/Veredus SciTech                                        153          1,415             N/A               N/A
ABN AMRO/Chicago Capital Balanced                               107            334             579             1,283
ABN AMRO/Montag & Caldwell Balanced                             116            359             622             1,375
ABN AMRO/Chicago Capital Bond                                    76            282             505             1,147
ABN AMRO/Chicago Capital Municipal Bond                         119            372             644             1,420
ABN AMRO/Chicago Capital Money Market                            51            160             280               628

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

ASSET-BACKED SECURITIES. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

BANK DEPOSITS. Cash, check or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

COMMERCIAL PAPER. Short-term fixed income securities issued by banks, corporations and other borrowers.

CORPORATE BONDS. Fixed income securities issued by corporations.

DEBENTURES. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.


DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.


DURATION. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of the bond's price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.


EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.


FIXED INCOME SECURITIES. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).


GROWTH INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.


HIGH YIELD SECURITIES. Lower rated, higher yielding securities issued by corporations. They are rated below investment-grade by national bond rating agencies. They are considered speculative and are sometimes called "junk bonds".


IMONEYNET FIRST TIER MONEY MARKET FUND INDEX. An unmanaged index consisting of non-government funds that hold paper considered to be of the highest credit quality by at least one nationally recognized statistical rating organization.


INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.


LARGE-CAP STOCKS. Stocks issued by large companies. ABN AMRO Funds defines a large-cap company as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.


LEHMAN BROTHERS AGGREGATE BOND INDEX. An unmanaged index representing more than 5,000 taxable government, investment-grade corporate and mortgage-backed securities.

LEHMAN BROTHERS GOVERNMENT CORPORATE INDEX. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.

LEHMAN BROTHERS MUNICIPAL FIVE-YEAR GENERAL OBLIGATIONS INDEX. An unmanaged index that tracks the returns of investment-grade tax-exempt general obligations.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.


MID-CAP STOCKS. Stocks issued by mid-sized companies. ABN AMRO Funds defines a mid-cap company as one with a market capitalization between $1.5 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400).


MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.


MORGAN STANLEY REIT INDEX. An unmanaged index that tracks the returns of REITs.

MORTGAGE-BACKED SECURITIES. Securities backed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pool) of commercial and residential mortgages.


MUNICIPAL SECURITIES. Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from federal taxes and from state taxes only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.


REIT. Real estate investment trusts are publically traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. Most REITs trade on major stock exchanges or over-the-counter.


REPURCHASE AGREEMENTS (REPOS). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

RUSSELL 2000 INDEX. An unmanaged index that contains the 2000 smallest common stocks in the Russell 3000 (which contains the 3000 largest stocks in the U.S. based on total market capitalization).


RUSSELL 2000 GROWTH INDEX. Comprised of securities in the Russell 2000 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price to book and price-earnings ratios.



SMALL-CAP STOCKS. Stocks issued by smaller companies. ABN AMRO Funds defines a small-cap company as one with a market capitalization and/or market float of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index. The Russell 2000 is a widely recognized, unmanaged index of common stocks of the 2,000 smallest companies in the U.S.


STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.


S&P BARRA VALUE INDEX. The S&P/BARRA Value Index is a capitalization weighted index made up of companies with lower book-to-price ratios.


S&P 400 MIDCAP INDEX. An unmanaged market-value weighted index that consists of 400 domestic stocks chosen for market size, liquidity and industry group representation.

TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12B-1 FEE. A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.

U.S. GOVERNMENT SECURITIES. Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

VALUE INVESTING. An investing approach that involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stocks.

VARIABLE RATE SECURITIES. Securities that have interest rates that may be adjusted periodically to reflect changes in interest rates. Interest rate adjustments can either raise or lower the income generated by the securities.

YIELD. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

More About ABN AMRO Funds


RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund.


                                                       BELOW      CREDIT    FOREIGN     GROWTH   INTEREST   ISSUER   LIQUIDITY
                                                     INVESTMENT            SECURITIES   STOCK      RATE
                                                       GRADE
                                                     SECURITIES


      ABN AMRO Growth Fund                                                                X
      ABN AMRO/Montag & Caldwell Growth Fund                                              X
      ABN AMRO/Chicago Capital Growth Fund                          X                     X         X         X
      ABN AMRO/TAMRO Large Cap Value Fund                                                                                X
      ABN AMRO Value Fund                                                                                                X
      ABN AMRO/Talon Mid Cap Fund                                                                                        X
      ABN AMRO/Veredus Aggressive Growth Fund                                             X                              X
      ABN AMRO Small Cap Fund                                                             X                              X
      ABN AMRO/TAMRO Small Cap Fund                                                       X                              X
      ABN AMRO/Chicago Capital Small Cap Value Fund                                                                      X
      ABN AMRO/Veredus SciTech Fund                                                       X                              X
      ABN AMRO Real Estate Fund                                                X                                         X
      ABN AMRO/Chicago Capital Bond Fund                 X          X                               X         X          X
      ABN AMRO/Chicago Capital Balanced Fund             X          X                     X         X         X          X
      ABN AMRO/Chicago Capital Money Market Fund                    X                               X
      ABN AMRO/Chicago Capital Municipal Bond Fund                  X                               X                    X
      ABN AMRO/Montag & Caldwell Balanced Fund                      X                     X         X         X

                                                     MANAGER   MARKET    MID-     MUNICIPAL    PORTFOLIO   PREPAYMENT   REIT
                                                                          CAP     SECURITIES   TURNOVER
                                                                        COMPANY

      ABN AMRO Growth Fund                              X        X
      ABN AMRO/Montag & Caldwell Growth Fund            X        X
      ABN AMRO/Chicago Capital Growth Fund              X        X
      ABN AMRO/TAMRO Large Cap Value Fund               X        X
      ABN AMRO Value Fund                               X        X
      ABN AMRO/Talon Mid Cap Fund                       X        X         X
      ABN AMRO/Veredus Aggressive Growth Fund           X        X         X                       X
      ABN AMRO Small Cap Fund                           X        X                                 X
      ABN AMRO/TAMRO Small Cap Fund                     X        X                                 X                     X
      ABN AMRO/Chicago Capital Small Cap Value Fund     X        X                                 X                     X
      ABN AMRO/Veredus SciTech Fund                     X        X         X                       X
      ABN AMRO Real Estate Fund                         X        X         X                       X                     X
      ABN AMRO/Chicago Capital Bond Fund                X                                                      X
      ABN AMRO/Chicago Capital Balanced Fund            X        X                                             X
      ABN AMRO/Chicago Capital Money Market Fund        X
      ABN AMRO/Chicago Capital Municipal Bond Fund      X                             X
      ABN AMRO/Montag & Caldwell Balanced Fund          X        X                                             X

                                                      SCIENCE        SECTOR        SMALL-     VALUE   VOLATILITY
                                                         &        CONCENTRATION      CAP      STOCK
                                                     TECHNOLOGY                    COMPANY
                                                       SECTOR
                                                        RISK
      ABN AMRO Growth Fund
      ABN AMRO/Montag & Caldwell Growth Fund
      ABN AMRO/Chicago Capital Growth Fund
      ABN AMRO/TAMRO Large Cap Value Fund                                                       X
      ABN AMRO Value Fund                                                                       X
      ABN AMRO/Talon Mid Cap Fund                                                                         X
      ABN AMRO/Veredus Aggressive Growth Fund                                         X                   X
      ABN AMRO Small Cap Fund                                                         X         X
      ABN AMRO/TAMRO Small Cap Fund                                                   X         X         X
      ABN AMRO/Chicago Capital Small Cap Value Fund                                   X         X         X
      ABN AMRO/Veredus SciTech Fund                      X              X             X
      ABN AMRO Real Estate Fund                                         X
      ABN AMRO/Chicago Capital Bond Fund
      ABN AMRO/Chicago Capital Balanced Fund
      ABN AMRO/Chicago Capital Money Market Fund
      ABN AMRO/Chicago Capital Municipal Bond Fund
      ABN AMRO/Montag & Caldwell Balanced Fund


DEFENSIVE STRATEGY RISK
There may be times when a fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

OTHER INVESTMENT STRATEGIES

In addition to the primary investment strategies described in our fund summaries, there may be times when ABN AMRO Funds uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.


ADRS/EDRS
The Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The funds have no intention of investing in unsponsored ADRs or EDRs.

Although ADRs and EDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs or EDRs rather than directly in stock of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

ALTERNATIVE MINIMUM TAX (AMT) BONDS

ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND can invest in AMT bonds, which are tax-exempt "private activity" bonds issued after August 7, 1986 whose proceeds are partially directed to a for-profit organization. While the income from AMT bonds is exempt from federal taxes, it is a tax preference item for purposes of the AMT, which applies to a limited number of taxpayers.


COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer or the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DERIVATIVES

Except for ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND and ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND, the Funds may invest in derivatives to limit risk in a portfolio or enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.


Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction that the portfolio manager anticipates.

FIXED INCOME SECURITIES
The Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a fund.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

TAX-EXEMPT INDUSTRIAL DEVELOPMENT BONDS

ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND can invest in tax-exempt industrial development bonds, which are usually revenue bonds that are not payable from the unrestricted revenues of the issuer. Their credit quality is usually directly related to the credit standing of the user of the facilities being financed.


U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.



More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).

                                                ADRS/EDRS  ASSET/MORTGAGE    BELOW     CMOS  COMMERCIAL  CORPORATE  CONVERTIBLE
                                                                 -         INVESTMENT          PAPER       BONDS    SECURITIES
                                                               BACKED        GRADE              AND
                                                             SECURITIES    SECURITIES        SECURITIES
                                                                             (JUNK               OF
                                                                             BONDS)            OTHER
                                                                                             INVESTMENT
                                                                                             COMPANIES
ABN AMRO/Chicago Capital Growth Fund                             X                      X                    X
ABN AMRO Growth Fund                                X
ABN AMRO/Montag & Caldwell Growth Fund              X                                            X           X          XP
ABN AMRO/TAMRO Large Cap Value Fund                 X                                            X                       X
ABN AMRO Value Fund                                 X                                            X
ABN AMRO/Talon Mid Cap Fund                         X                          X                 X           X          XP
ABN AMRO/Chicago Capital Small Cap Value Fund       X                                                                    X
ABN AMRO Small Cap Fund
ABN AMRO/TAMRO Small Cap Fund                       X                                            X                       X
ABN AMRO/Veredus Aggressive Growth Fund             X                                            X                       X
ABN AMRO Real Estate Fund                           X
ABN AMRO/Veredus SciTech Fund                       X                                            X                       X
ABN AMRO/Chicago Capital Balanced Fund                          XP             X        X                   XP
ABN AMRO/Montag & Caldwell Balanced Fund            X            X             X        X        X          XP          XP
ABN AMRO/Chicago Capital Bond Fund                              XP             X        X        X          XP           X
ABN AMRO/Chicago Capital Municipal Bond Fund                     X             X        X        X
ABN AMRO/Chicago Capital Money Market Fund                                                       XP

                                                DEBENTURES   DERIVATIVES    EQUITY      FIXED     PREFERRED     REITS    REPURCHASE
                                                    AND       (OPTIONS,   SECURITIES    INCOME      STOCKS               AGREEMENTS
                                                CONVERTIBLE   FORWARDS,               SECURITIES
                                                DEBENTURES    FUTURES,
                                                               SWAPS)

ABN AMRO/Chicago Capital Growth Fund                                          XP                                             X
ABN AMRO Growth Fund                                                          XP                                             X
ABN AMRO/Montag & Caldwell Growth Fund              X             X           XP          X           X                      X
ABN AMRO/TAMRO Large Cap Value Fund                               X           XP                                  X          X
ABN AMRO Value Fund                                                           XP                                             X
ABN AMRO/Talon Mid Cap Fund                                       X           XP          X                      XP          X
ABN AMRO/Chicago Capital Small Cap Value Fund                     X           XP                      X           X          X
ABN AMRO Small Cap Fund                                                       XP                                             X
ABN AMRO/TAMRO Small Cap Fund                                     X           XP                      X                      X
ABN AMRO/Veredus Aggressive Growth Fund             X             X           XP                      X           X          X
ABN AMRO Real Estate Fund                                                                                        XP          X
ABN AMRO/Veredus SciTech Fund                       X             X           XP                      X                      X
ABN AMRO/Chicago Capital Balanced Fund              X                         XP          XP                                 X
ABN AMRO/Montag & Caldwell Balanced Fund            X             X           XP          XP          X                      X
ABN AMRO/Chicago Capital Bond Fund                  X             X           BH          XP                                 X
ABN AMRO/Chicago Capital Municipal Bond Fund                      X                       XP                                 X
ABN AMRO/Chicago Capital Money Market Fund                                                XP                                 X

                                                   RULE        U.S.
                                                   144A     GOVERNMENT
                                                SECURITIES  SECURITIES

ABN AMRO/Chicago Capital Growth Fund                            X
ABN AMRO Growth Fund                                            X
ABN AMRO/Montag & Caldwell Growth Fund              X           X
ABN AMRO/TAMRO Large Cap Value Fund                 X           X
ABN AMRO Value Fund                                             X
ABN AMRO/Talon Mid Cap Fund                         X           X
ABN AMRO/Chicago Capital Small Cap Value Fund                   X
ABN AMRO Small Cap Fund                             X           X
ABN AMRO/TAMRO Small Cap Fund                       X           X
ABN AMRO/Veredus Aggressive Growth Fund             X           X
ABN AMRO Real Estate Fund                                       X
ABN AMRO/Veredus SciTech Fund                       X           X
ABN AMRO/Chicago Capital Balanced Fund                          XP
ABN AMRO/Montag & Caldwell Balanced Fund            X           XP
ABN AMRO/Chicago Capital Bond Fund                  X           XP
ABN AMRO/Chicago Capital Municipal Bond Fund        X           X
ABN AMRO/Chicago Capital Money Market Fund          X           X


P = components of a fund's primary investment strategy

Management of the Funds

THE ADVISERS

Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the gross management fee paid by each Fund and the ABN AMRO/Talon Mid Cap Fund. The ABN AMRO Value Fund, ABN AMRO Small Cap Fund also have a subadviser.


ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC is the Adviser to several ABN AMRO Funds. As of December 31, 2001, ABN AMRO Asset Management managed approximately 10.1 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 208 South LaSalle Street, 4th Floor, Chicago, IL 60604, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.



FUND NAME                           PORTFOLIO MANAGER(S)       INVESTMENT EXPERIENCE
ABN AMRO Growth Fund                Paul L. Becker, CFA        Portfolio Manager since August 1999 and Group Senior Vice
                                                               President for LaSalle National Bank since October, 1984.
                                                               Mr. Becker has over 19 years of investment management
                                                               experience and holds an MBA and a B.S. in Economics and a
                                                               B.S. in Finance from DePaul University.

                                    Nancy A. Ellefson, CFA     Portfolio Manager since August 1999; Vice President of the
                                                               Adviser. Ms. Ellefson has served as an analyst and
                                                               assistant portfolio manager of the Fund since 1993. Ms.
                                                               Ellefson holds an M.B.A. in Finance from DePaul University and a B.S. in Business Management and Finance from the
                                                               University of Wisconsin - Parkside.

ABN AMRO Value Fund (subadvised by  William P. Rydell, CFA     Portfolio Manager since December 1999; President and Chief
  Mellon Equity)                                               Executive Officer of Mellon Equity, has been with the
                                                               Mellon organization since 1973 when he began his career as a securities analyst. He has been President and CEO of
                                                               Mellon Equity since 1994. Mr. Rydell holds an M.B.A. from
                                                               the University of Michigan, a B.A. in Economics from
                                                               Wabash College and is a member of the Association for
                                                               Investment Management and Research.

                                    Mark W. Sikorski, CFA      Portfolio Manager since December 1999; Vice President and
                                                               portfolio manager with Mellon Equity and has been with the
                                                               Mellon organization since 1996. Prior to that, he managed
                                                               various corporate treasury projects for Northeast
                                                               Utilities, including investment evaluations and bond
                                                               refinancings. Mr. Sikorski holds an M.B.A. from the
                                                               University of Bridgeport, a B.S. in Electrical Engineering
                                                               from Duke University and is a member of the Association
                                                               for Investment Management and Research.

FUND NAME                           PORTFOLIO MANAGER(S)       INVESTMENT EXPERIENCE
ABN AMRO Small Cap Fund             Christopher S. Beck, CFA   Portfolio Manager since December 1999; Vice
  (subadvised by Delaware                                      President/Senior Portfolio Manager of the Subadviser,
  Management Company)                                          heads the team that manages the value side of the
                                                               portfolio. Mr. Beck, who has been in the investment
                                                               business for 18 years, joined Delaware Management Company
                                                               in 1997 as a Vice President and senior portfolio manager.
                                                               From 1995 to 1997 he managed a small cap mutual fund at
                                                               Pitcairn Trust Company. Mr. Beck holds a B.S. from the
                                                               University of Delaware and an M.B.A. from Lehigh
                                                               University. When making investment decisions for the Fund,
                                                               Mr. Beck regularly consults with Andrea Giles.

                                    Andrea Giles               Portfolio Manager since December 1999; Assistant Vice
                                                               President/ Research Analyst for the Subadviser, holds a
                                                               BSAD from the Massachusetts Institute of Technology and an
                                                               M.B.A. in Finance from Columbia University. Prior to
                                                               joining Delaware Investments in 1996 as a research
                                                               analyst, she was an account officer in the Leveraged
                                                               Capital Group with Citibank.

                                    Gerald S. Frey             Portfolio Manager since December 1999; Senior Vice
                                                               President/ Senior Portfolio Manager of the Subadviser,
                                                               heads the team that manages the growth side of the Fund.
                                                               Mr. Frey, who has been in the investment business for over
                                                               25 years, has been a senior portfolio manager with
                                                               Delaware Investments since 1996. He holds a B.A. in
                                                               Economics from Bloomsburg University and attended Wilkes
                                                               College and New York University.

                                    Marshall T. Bassett        Portfolio Manager since December 1999; Vice
                                                               President/Portfolio Manager, joined Delaware Investments
                                                               as a Vice President and portfolio manager in 1997. From
                                                               1989 to 1997, he served as Vice President in Morgan
                                                               Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. He received his
                                                               bachelor's degree and M.B.A. from Duke University.

                                    John A. Heffern            Portfolio Manager since December 1999; Vice
                                                               President/Portfolio Manager. He joined Delaware
                                                               Investments as a Vice President and portfolio manager in
                                                               1997. From 1994 to 1997, he was Senior Vice President of
                                                               Equity Research with NatWest Securities Corporation's
                                                               Specialty Finance Services unit. Mr. Heffern holds a
                                                               bachelor's degree and an M.B.A. from the University of
                                                               North Carolina at Chapel Hill.

                                    Jeffrey W. Hynoski         Portfolio Manager since December 1999; Vice
                                                               President/Portfolio Manager, joined Delaware Investments
                                                               in 1998 as a portfolio manager. From 1993 to 1998 he
                                                               served as a Vice President at Bessemer Trust Company in
                                                               the mid and large capitalization growth group. Mr. Hynoski holds a B.S. in Finance from the University of Delaware
                                                               and an M.B.A. from Pace University.

FUND NAME                           PORTFOLIO MANAGER(S)       INVESTMENT EXPERIENCE
                                    Francis J. Houghton, Jr.   Portfolio Manager. Prior to joining Delaware's affiliate,
                                                               Lynch & Mayer in 1990 (merged into Delaware Investment
                                                               Advisers in 2000), Mr. Houghton was Chairman of BMI
                                                               Capital Corp. (1984-1990); Portfolio Manager, Neuberger &
                                                               Berman (1977-1984); Partner, Member of the Executive
                                                               Committee and Director of Research, Oppenheimer & Co.,
                                                               Inc. (1969-1977); Vice President and Portfolio Manager,
                                                               J.M. Hartwell & Co. (1967-1969). He received a BBA from
                                                               Manhattan College and attended NYU Graduate School of
                                                               Business Administration.

                                    Stephen T. Lampe           Portfolio Manager since December 1999; Vice
                                                               President/Portfolio Manager, (Mr. Lampe earned a
                                                               bachelor's degree and an M.B.A. at the University of
                                                               Pennsylvania's Wharton School). He joined Delaware
                                                               Investments in 1995 as a research analyst and provides
                                                               analytical services for small and mid-capitalization
                                                               stocks. From 1990 to 1995, he was a manager at Price
                                                               Waterhouse.

                                    Lori P. Wachs, CFA         Portfolio Manager since December 1999; Vice
                                                               President/Portfolio Manager, has been a research analyst
                                                               with Delaware Investments since 1992. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

ABN AMRO Real Estate Fund           Nancy J. Holland, CPA      Portfolio Manager since the Fund's inception; Senior Vice
                                                               President of the Adviser. Ms. Holland has been associated
                                                               with the Adviser and its predecessor since January, 1997.
                                                               Prior to joining the Adviser Ms. Holland was a real estate analyst with Edward Jones from January 1995 - December
                                                               1996. Ms. Holland holds a B.S. in Accounting from Saint
                                                               Louis University.

Management of the Funds

THE ADVISERS

CHICAGO CAPITAL MANAGEMENT, INC.


Chicago Capital Management, Inc. is the Adviser to several ABN AMRO Funds and is located at 171 N. Clark Street, Chicago, Illinois 60601. Investment management teams make the investment decisions for each Fund. As of December 31, 2000, Chicago Capital managed approximately $11 billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. Chicago Capital Management is a member of the ABN AMRO group of companies.



FUND NAME                           PORTFOLIO MANAGER(S)    INVESTMENT EXPERIENCE
ABN AMRO/Chicago Capital Growth     Bernard F.              Portfolio Manager of the Fund since September 1999; Senior
  Fund                              Myszkowski, CFA         Vice President and Chief Equity Officer; associated with
                                                            Chicago Capital and its affiliates since 1969. He has been a member of the Equity Investment Committee since 1993, and a manager of balanced and common stock portfolios for
                                                            institutional and private family accounts in 1973. Mr.
                                                            Myszkowski received an MBA from Northwestern University in
                                                            1971.
                                    Richard S. Drake,       Portfolio Manager of the Fund since February 2000; Vice
                                    CFA                     President, Director of Equity Research and Portfolio
                                                            Manager; associated with Chicago Capital since January
                                                            2000. Mr. Drake has 17 years of investment experience; he
                                                            previously held a senior investment management position
                                                            with Duff & Phelps Investment Management, Inc. from
                                                            1995-1999. Mr. Drake received his MM from the Kellogg
                                                            Graduate School of Management at Northwestern University.
ABN AMRO/Talon Mid Cap Fund         Thyra E. Zerhusen       Portfolio Manager of the Fund since May 1999; Ms. Zerhusen
  (subadvised by Talon Asset                                joined the investment team of Talon Asset Management in
  Management)                                               April 1999. Ms. Zerhusen has 23 years of investment
                                                            management experience; from 1993 to 1999 she was Senior
                                                            Vice President and Principal at the Burridge Group. She has
                                                            a Diplom Inginieur from the Swiss Federal Institute of
                                                            Technology and an MA in Economics from the University of
                                                            Illinois.
ABN AMRO/Chicago Capital Small      Philip D. Tasho, CFA    Portfolio manager of the Fund since May, 2001. Mr. Tasho is
  Cap Value Fund                                            a Vice President of Chicago Capital Management, Inc., and
                                                            is Chief Investment Officer of TAMRO Capital Partners LLC.
                                                            Prior to that, Mr. Tasho served as Chief Executive Officer and Chief Investment Officer of Riggs Investment Management
                                                            Corp. (RIMCO), from 1995 to May 2000. He has 20 years of
                                                            investment management experience. He received his MBA from
                                                            George Washington University.

FUND NAME                           PORTFOLIO MANAGER(S)    INVESTMENT EXPERIENCE
ABN AMRO/Chicago Capital            Bernard F.              Portfolio Manager of the Fund since September 1999; Senior
  Balanced Fund                     Myszkowski, CFA         Vice President and Chief Equity Officer; associated with
                                                            Chicago Capital and its affiliates since 1969. He has been a member of the Equity Investment Committee since 1993, and a manager of balanced and common stock portfolios for
                                                            institutional and private family accounts in 1973. Mr.
                                                            Myszkowski received an MBA from Northwestern University in
                                                            1971.
                                    Thomas J. Marthaler,    Portfolio Manager since the Fund's inception in 1995; Vice
                                    CFA                     President; associated with Chicago Capital and its
                                                            affiliates since 1981. He has managed fixed income
                                                            investment portfolios since 1984. Mr. Marthaler has an MBA from Loyola University.
ABN AMRO/Chicago Capital Bond       Thomas J. Marthaler,    Portfolio Manager since the Fund's inception in 1993; Vice
  Fund                              CFA                     President; associated with Chicago Capital and its
                                                            affiliates since 1981. He has managed fixed income
                                                            investment portfolios since 1984. Mr. Marthaler has an MBA from Loyola University.
ABN AMRO/Chicago Capital            Dawn Daggy-Mangerson    Portfolio Manager of the Fund since February 2000; she
  Municipal Bond Fund                                       joined Chicago Capital as Senior Portfolio Manager in 2000 and specializes in institutional, mutual fund, tax-exempt
                                                            trust fund and separate account clients. She has 12 years
                                                            of investment experience. Most recently she was a manager
                                                            of national tax-exempt fixed income mutual fund portfolios at Invesco Funds Group from 1998 to 2000; manager of
                                                            national and state-specific tax-exempt fixed income mutual and common funds, national and state-specified money market mutual fund portfolios at Nationsbank/Tradestreet
                                                            Investment from 1995-1998. She has a BS from DePaul
                                                            University.
ABN AMRO/Chicago Capital Money      Karen Van Cleave,       Portfolio Manager of the Fund since May 2001; Ms. Van
  Market Fund                       CFA                     Cleave is a Managing Director of Chicago Capital. She has
                                                            been Senior Vice President of ABN AMRO Asset Management
                                                            (USA) LLC since 1994 and is the portfolio manager for ABN
                                                            AMRO Money Market Fund, ABN AMRO Government Money Market
                                                            Fund and ABN AMRO Treasury Money Market Fund. She received her BS in Business Administration from Boston University.



FUND NAME                                       GROSS MANAGEMENT FEE
ABN AMRO/Chicago Capital Growth Fund                   0.70%
ABN AMRO/Talon Mid Cap Fund                            0.80%
ABN AMRO Growth Fund                                   0.80%
ABN AMRO/Chicago Capital Small Cap Value
  Fund                                                 1.00%
ABN AMRO Value Fund                                    0.80%
ABN AMRO/Chicago Capital Balanced Fund                 0.70%
ABN AMRO/Chicago Capital Bond Fund                     0.55%
ABN AMRO Small Cap Fund                                0.80%
ABN AMRO Real Estate Fund                              1.00%
ABN AMRO/Chicago Capital Municipal Bond Fund           0.60%
ABN AMRO/Chicago Capital Money Market Fund             0.40%

MONTAG & CALDWELL, INC.


Montag & Caldwell, Inc. is the Adviser to two ABN AMRO Funds and is located at 3343 Peachtree Road NE, Atlanta, Georgia 30326. An investment management team makes the investment decisions for each Fund. Ronald E. Canakaris leads the investment management team that manages each Fund. The firm was founded in 1945 and is an indirect wholly-owned subsidiary of ABN AMRO North America Newco, Inc. As of December 31, 2000, Montag & Caldwell managed approximately $29 billion in assets.



           FUND NAME                 PORTFOLIO MANAGER                         INVESTMENT EXPERIENCE
ABN AMRO/Montag & Caldwell          Ronald E. Canakaris,    Portfolio Manager since the Funds' inceptions in 1994;
  Growth Fund ABN AMRO/ Montag &    CIC, CFA                President and Chief Investment Officer of Montag & Caldwell.
Caldwell   Balanced Fund                                    He has been with the firm since 1972 and is responsible for developing the firm's investment process. He has a BS and BA from the University of Florida.



                 FUND NAME                          MANAGEMENT FEE
ABN AMRO/Montag & Caldwell Growth Fund          First $800 million0.80%
                                                Over $800 million 0.60%
ABN AMRO/Montag & Caldwell Balanced Fund                          0.75%

VEREDUS ASSET MANAGEMENT LLC

Veredus Asset Management is the Adviser to two ABN AMRO Funds and is located at 6060 Dutchmans Lane, Louisville, Kentucky 40205. Veredus was founded in 1998 and is partially owned by ABN AMRO North America Newco, Inc. As of December 31, 2000, Veredus managed approximately $682 million in assets. Each Fund pays Veredus an annual management fee of 1.00% of its average daily net assets.



FUND NAME                           PORTFOLIO MANAGER       INVESTMENT EXPERIENCE
ABN AMRO/Veredus Aggressive         B. Anthony Weber        Portfolio Manager since the Fund's inception in 1998;
  Growth Fund                                               President and Chief Investment Officer of Veredus Asset
                                                            Management LLC. He leads the team that is responsible for
                                                            the day-to-day management of the Fund. Mr. Weber was
                                                            President and Senior Portfolio Manager of SMC Capital, Inc.
                                                            from 1993-1998. He has 18 years of investment management
                                                            experience. He received a BA from Centre College of
                                                            Kentucky.
                                    Charles P. McCurdy,     Portfolio Manager of the Fund since February 2000; Executive
                                    Jr., CFA                Vice President and Director of Research of Veredus Asset
                                                            Management LLC, since 1998. Formerly employed by SMC
                                                            Capital, Inc. from 1994-1998, Stock Yards Bank and Trust and
                                                            Citizens Fidelity Capital Management. He received his BS
                                                            from the University of Louisville in 1984.
ABN AMRO/Veredus SciTech   Fund     James W.M. Houlton      Portfolio manager of the Fund since September, 2001. Vice
                                                            President of Veredus Asset Management LLC since July, 2001.
                                                            Prior experience includes Strong Capital Management, Kemper
                                                            Financial Services and Zacks Investment Research. Mr.
                                                            Houlton received a BA & MBA from the University of
                                                            Cincinnati.
                                    Charles F. Mercer,      Portfolio manager of the Fund since September, 2001. Vice
                                    Jr., CFA                President and Director Research Analyst of Veredus Asset
                                                            Management LLC since          ,     . Prior experience
                                                            includes: research analysis, SMC Capital Inc. and bond
                                                            trader, Sun Trust Investment Banking. Mr. Mercer has a B.A.
                                                            from Vanderbilt University.



ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND


B. Anthony Weber, Portfolio Manager of ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND, was primarily responsible for management of certain accounts as portfolio manager of Shelby County Trust Bank from July 1989 and as President and Senior Portfolio Manager of SMC Capital, Inc. from 1993 through June 1998. Those accounts had investment objectives, policies and strategies substantially similar to those of ABN AMRO/ VEREDUS AGGRESSIVE GROWTH FUND.


The following performance information is the performance of a composite of those equity accounts for which Mr. Weber had primary responsibility for the day-to-day management from July 1989 through June 1998 (the "Managed Accounts"). As of December 31, 1997, the assets in the Managed Accounts totaled approximately $36 million. The Managed Accounts do not include performance of The Shelby Fund, a mutual fund for which Mr. Weber was co-manager but did not have primary responsibility. The Managed Accounts do include three common trust funds in operation until July 1994, when those funds merged into The Shelby Fund. Commencing June 30, 1998, Mr. Weber was portfolio manager for Veredus Growth Fund, which merged into ABN AMRO/Veredus Aggressive Growth Fund on December 7, 1998.

  PRIOR PERFORMANCE     MANAGED ACCOUNTS    S&P 500 INDEX(4)    RUSSELL 2000 INDEX(4)
  1998(1)                    18.66%               17.71%                  4.93%
  1997                        4.82                33.36                  22.36
  1996                       14.44                22.96                  16.50
  1995                       39.67                37.59                  28.44
  1994                        2.46                 1.32                  (1.82)
  1993                       14.70                10.08                  18.91
  1992                       32.98                 7.64                  18.41
  1991                       42.80                30.48                  46.05
  1990                       (1.04)               (3.12)                (19.51)
  1989(2)                    11.67                12.99                   1.47

  AVERAGE ANNUAL RETURNS(3)    MANAGED ACCOUNTS    S&P 500 INDEX(4)    RUSSELL 2000 INDEX(4)
  One year                          24.63%               30.16%                 16.50%
  Five years                        16.38                23.08                  16.05
  Since July 1, 1989                19.32                18.35                  13.67

(1)1998 percentages represent the rates of return for the six-month period ended June 30, 1998.
(2)1989 percentages represent the rates of return for the six-month period ended December 31, 1989.
(3)Average Annual Returns for the periods ended June 30, 1998, using the Performance Presentation Standards of the Association for Investment Management and Research (AIMR) calculation of performance (see below), which differs from the standardized SEC calculation.
(4)The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The Russell 2000 Index is a widely recognized index of market activity based on the aggregate performance of small to mid-sized publicly traded common stocks. Each Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for each Index do not reflect deduction of transaction costs or expenses, including management fees.

From July 1, 1989 through December 31, 1991, the performance information is based on a quarterly, linked time-weighted rate of return calculation method. Beginning January 1, 1992, the accounts within the composite allowed participants to contribute on a monthly basis. Therefore, beginning January 1, 1992, the performance information is based on a monthly, linked time-weighted rate of return calculation method. The composite rate of return is market-weighted, reflecting the relative size of each eligible account, at the beginning of the relevant period. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains.


The investment objectives, policies and strategies of ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND are substantially similar to those of the Managed Accounts. The performance of the accounts managed by Veredus does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees (the use of the Fund's expense structure would have lowered theperformance results), the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the Managed Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.

TAMRO CAPITAL PARTNERS LLC



TAMRO Capital Partners LLC is the Adviser to ABN AMRO/ TAMRO LARGE CAP VALUE FUND and ABN AMRO/TAMRO SMALL CAP FUND. TAMRO is located at 1660 Duke Street, Alexandria, VA 22314. TAMRO was founded in 2000 and is a subsidiary of ABN AMRO North America Newco, Inc.



FUND NAME                           PORTFOLIO MANAGER       INVESTMENT EXPERIENCE
ABN AMRO/TAMRO                      Philip D. Tasho, CFA    Portfolio Manager since the Funds' inception in November
Large Cap Value Fund                                        2000; Chief Investment Officer of TAMRO; Vice President of
                                                            Chicago Capital. He leads the team that is responsible for the day-to-day management of the Funds.
ABN AMRO/TAMRO                                              Most recently, Mr. Tasho served as Chief Executive Officer
Small Cap Fund                                              and Chief Investment Officer of Riggs Investment Management
                                                            Corp. (RIMCO), from 1995 to 2000. He has 20 years of
                                                            investment management experience. He received his MBA from
                                                            George Washington University.



FUND NAME                                       GROSS MANAGEMENT FEE
ABN AMRO/TAMRO Large Cap Value Fund                    0.80%
ABN AMRO/TAMRO Small Cap Fund                          0.90%


THE SUBADVISERS

TALON ASSET MANAGEMENT, INC.


Talon Asset Management, Inc. is the Sub Adviser to ABN AMRO/TALON MID CAP FUND and is located at One North Franklin, Chicago, IL 60601. Talon Asset Management, Inc. Manages more than $450 million in assets for retirement funds, foundations, endowments and individual clients.



MELLON EQUITY ASSOCIATES, LLP


Mellon Equity Associates, LLP (Mellon Equity), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258, serves as the Subadviser of the ABN AMRO VALUE FUND, pursuant to a sub-advisory agreement with the Adviser. The Subadviser is a limited liability partnership organized under the laws of the Commonwealth of Pennsylvania. It currently provides a full range of investment advisory services to both investment companies and institutional clients. Mellon Bank, N.A., a national banking association, is the 99% limited partner, and MMIP, Inc., a Delaware corporation, is the 1% general partner of the Subadviser. Mellon Bank, N.A. owns 100% of MMIP, Inc. The Subadviser receives a fee from the Adviser for its services.



DELAWARE MANAGEMENT COMPANY


Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103 serves as the Subadviser of the ABN AMRO Small Cap Fund, pursuant to a sub-advisory agreement with the Adviser. Delaware Management Company is a separate series of Delaware Management Business Trust (DMBT), a Delaware business trust organized under the laws of the State of Delaware. DMBT provides a full range of investment advisory services through Delaware Management Company and Delaware Investment Advisers (DIA), another series of DMBT. Delaware Management Company provides investment management services to other registered investment companies. DIA provides investment advisory services to large taxable and tax-exempt institutional accounts. DMBT is an indirect, wholly owned subsidiary of Lincoln National Corporation, which is also known as Lincoln Financial Group. The Subadviser receives a fee from the Adviser for its services. As of
           , 2001, the Sub-Advisor and its investment management affiliates had
approximately $      in assets under management in mutual funds, closed-end
funds and institutional accounts.

Shareholder Information

OPENING AN ACCOUNT

- Read this prospectus carefully.

- Determine how much you want to invest. The minimum initial investments for each ABN AMRO Fund are as follows:

  o Regular accounts: $2,500
  o Individual Retirement Accounts (IRAs): $500
  o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
  o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
- Make your initial investment using the following table as a guideline.

- All account openings must be in "good order."



       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                application.                          check in the envelope provided and mail to us at the address
ABN AMRO FUNDS                  - Make your check payable to ABN        at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the
PROVIDENCE, RI 02940-4725         address at the left.                - We accept checks, bank drafts, money orders and wires and
                                - We accept checks, bank drafts       ACH for purchases (see "Other Features" on p. 47-48). Checks
                                and money orders for purchases.         must be drawn on U.S. banks. There is a $20 charge for
                                  Checks must be drawn on U.S.          returned checks.
                                banks to avoid any fees or delays
                                in processing your check.             - Give the following wire/ACH information to your bank:
                                - We do not accept third party          Boston Safe Deposit & Trust
                                  checks, which are checks made         ABA #01-10-01234
                                  payable to someone other than         For: ABN AMRO Funds
                                  the Funds.                            A/C 140414
                                                                        FBO "ABN AMRO Fund Number"
                                                                        "Your Account Number"
                                                                      - We do not accept third party checks, which are checks made payable to someone other than the Funds.
BY PHONE                        - Obtain a fund number and account    - Verify that your bank or credit union is a member of the
                                by calling ABN AMRO Funds at the      ACH.
800 992-8151                    number at the left.
                                                                      - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may         on your account application.
                                charge a fee) to wire or ACH the
                                  amount of your investment.          - When you are ready to add to your account, call ABN AMRO
                                                                      Funds and tell the representative the fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                  Boston Safe Deposit & Trust
                                  ABA #01-10-01234                    - Instruct your bank (who may charge a fee) to wire or ACH
                                  For: ABN AMRO Funds                 the amount of your investment.
                                  A/C 140414
                                  FBO "ABN AMRO Fund Number"          - Give the following wire/ACH information to your bank:
                                  "Your Account Number"                 Boston Safe Deposit & Trust
                                                                        ABA #01-10-01234
                                - Return your completed and signed      For: ABN AMRO Funds
                                  application to:                       A/C 140414
                                  ABN AMRO Funds                        FBO "ABN AMRO Fund Number"
                                  P.O. Box 9765                         "Your Account Number"
                                  Providence, RI 02940-4725

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                application(s) from our Web site.     ACH.
WWW.ABNAMROFUNDS.COM
                                - Complete and sign the               - Complete the "Purchase, Exchange and Redemption
                                  application(s). Make your check     Authorization" section of your account application.
                                  payable to ABN AMRO Funds and
                                  mail it to the address under "By    - Obtain a Personal Identification Number (PIN) from ABN
                                  Mail" above.                        AMRO Funds for use on ABN AMRO Funds' Web site if you have not already done so. To obtain a PIN, please call 800
                                                                        992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                      account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Shareholder Account Access".



Class I shares of certain ABN AMRO Funds are available through a separate prospectus with the following initial investments:



- ABN AMRO/Chicago Capital Growth Fund: $5,000,000


- Montag & Caldwell Growth Fund: $5,000,000


- ABN AMRO/Veredus Aggressive Growth Fund: $2,000,000


- ABN AMRO/Chicago Capital Balanced Fund: $5,000,000

- Montag & Caldwell Balanced Fund: $1,000,000

- ABN AMRO/Chicago Capital Bond Fund: $2,000,000



Please call 800 992-8151 to request a Class I prospectus.



BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN


- The account number and Fund name are included


- The amount of the transaction is specified in dollars or shares


- Signatures of all owners appear exactly as they are registered on the account


- Any required signature guarantees (if applicable) are included


- Other supporting legal documents (as necessary) are present


EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.



You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.



ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.


SELLING/REDEEMING SHARES
Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the fund name, fund number, your account number, the name(s) in which
ABN AMRO FUNDS                  - Sales or redemptions of any size      the account is registered and the dollar value or number
P.O. BOX 9765                                                         of shares you wish to sell.
PROVIDENCE, RI 02940-4725
                                                                      - Include all signatures and any additional documents that may be required. (See "Selling Shares in Writing" on page
                                                                        50.)
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                      Features" on page 50).

SELLING SHARES
BY MAIL
ABN AMRO FUNDS
P.O. BOX 9765
PROVIDENCE, RI 02940-4725

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your touch-tone phone, call 800 992-8151.
800 992-8151                    - Sales of up to $50,000 (for
                                  accounts with telephone account     - To place your request with a Shareholder Service
                                  privileges)                         Representative, call between 9 am and 7 pm ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                      Features" on page 50).
                                                                      - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The Funds make reasonable attempts to verify that telephone
                                                                        instructions are genuine, but you are responsible for any
                                                                        loss that you may bear from telephone requests.
BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                      Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM
                                                                      - Obtain a Personal Identification Number (PIN) from ABN
                                                                      AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                        site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your account,
                                                                      access your account through ABN AMRO Funds' Web site and
                                                                        enter your redemption instructions in the highly secure
                                                                        area for shareholders only called "Shareholder Account
                                                                        Access". A check for the proceeds will be mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH. (see "Other
                                                                      Features" on page 50)
BY MONEY MARKET CHECKWRITING    - Regular accounts                    - Request the free checkwriting privilege on your
                                                                      application.
                                - ABN AMRO/Chicago Capital Money
                                  Market Fund only                    - Verify that the shares to be sold were purchased more than
                                                                      15 days or earlier or were purchased by wire.
                                                                      - You may write unlimited checks, each for $100 or more. You cannot close an account by writing a check.
                                                                      - You continue to earn dividends until checks are presented for payment. There is a $30 charge for returned checks.
                                                                      - Currently, there is no charge for this privilege, but the
                                                                      Fund reserves the right to add one.
                                                                      - Canceled checks are available upon request but there is a fee to receive them.
                                                                      - The Fund may cancel this privilege at any time by giving notice to you.

SELLING SHARES
BY PHONE
800 992-8151
BY INTERNET
WWW.ABNAMROFUNDS.COM
BY MONEY MARKET CHECKWRITING

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
- your address of record has changed within the past 30 days
- you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

SELLER                                   REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                         authorized to sign for the account, exactly as the account is registered
                                         - Signature guarantee, if applicable (see above)
Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                         authorized to sign for the account, exactly as the account is registered
                                         - Signature guarantee, if applicable (see above)
Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s)
                                         - If the names of all trustees are not registered on the
                                         account, a copy of the trust document certified within the past 12 months
                                         - Signature guarantee, if applicable (see above)
Joint tenancy shareholders whose co-     - Letter of instruction signed by the surviving tenant
tenants are deceased                     - Copy of death certificate
                                         - Signature guarantee, if applicable (see above)
Executors of shareholder estates         - Letter of instruction signed by executor
                                         - Copy of order appointing executor
                                         - Signature guarantee, if applicable (see above)
Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:

- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

WHAT IS A MEDALLION SIGNATURE GUARANTEE?


A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association. A notary public cannot provide a signature guarantee.



A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.


AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):


- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your account if the value of your account falls below $50. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES
CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value in accordance with guidelines adopted by the Board of Trustees.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading and may be open on some holidays. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail or telephone request in proper form. Under normal circumstances, purchase orders and redemption requests for ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND must be received by 1:00 p.m. ET for same day processing. For other Funds, requests must be received by 4:00 p.m. ET. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.



Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.



ABN AMRO Funds reserves the right to:

- reject any purchase order
- suspend the offering of fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

MONEY MARKET TRADING


For ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND, your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds. Checks must be made payable to "ABN AMRO Funds."


SHORT-TERM TRADING


The Funds are designed for long term investors. The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.


REDEMPTION FEES


ABN AMRO REAL ESTATE FUND AND ABN AMRO/VEREDUS SCITECH FUND can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons, ABN AMRO/Veredus SciTech Fund and the ABN AMRO Real Estate Fund assess a 2% fee on redemptions (including exchanges) of fund shares held for less than 90 days.


Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Funds' long-term shareholders. Each Fund will use the "first-in, first-out" (FIFO) method to determine the 90-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 90 days, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains). Omnibus or similar accounts of certain pre-approved broker-dealers, banks and other institutions will not incur redemption fees at the account level. These accounts have multiple underlying shareholders who may be charged the redemption fee by the broker-dealer, bank or other institution. Certain pre-approved profit-sharing, pension and 401k plans are exempt from the redemption fee.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS

In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
- after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS


To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-9151.


DIVIDENDS

The following table shows the Funds' distribution schedule.

                             DISTRIBUTION SCHEDULE

FUNDS                           DIVIDENDS
Equity                          - Declared and paid quarterly
Balanced                        - Declared and paid quarterly
Fixed Income
  ABN AMRO/Chicago Capital      - Declared and paid monthly
    Bond Fund
  ABN AMRO/Chicago Capital      - Declared daily and paid monthly
    Municipal Bond Fund
Money Market                    - Declared daily and paid monthly

FUNDS                         CAPITAL GAINS DISTRIBUTION
Equity                        - Distributed at least once a year, in December
Balanced                      - Distributed at least once a year, in December
Fixed Income
  ABN AMRO/Chicago Capital    - Distributed at least once a year, in December
    Bond Fund
  ABN AMRO/Chicago Capital    - Distributed at least once a year, in December
    Municipal Bond Fund
Money Market                  - Distributed at least once a year, in December


DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES
AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:

- complete the appropriate sections of the account application

- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. Box 9765, Providence, RI 02940.



ABN AMRO FUNDS WEB SITE


ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identify and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.


Our Web site is highly secure to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
- you must have at least $50,000 in your account
- determine the schedule: monthly, quarterly, semi-annually or annually
- call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS

ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education IRAs, SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. To find out more, call ABN AMRO Funds at 800 992-8151.


DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds, except for ABN AMRO/ CHICAGO CAPITAL MONEY MARKET FUND, have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of not more than 0.25% is paid out of each Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of fund shares. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.


PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

ABN AMRO Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when ABN AMRO Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Advisers generally determine in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, ABN AMRO Funds considers a broker-dealer's reliability, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Funds.

Dividends, Distributions and Taxes


Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Funds is included in the Statements of Additional Information.


- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income are taxable to you as ordinary income.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


- If you do not provide ABN AMRO Funds with the complete and current taxpayer identification information and required certification, you may be subject to backup withholding tax.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Small Cap Value Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Bond Fund, ABN AMRO/Chicago Capital Municipal Bond Fund, and ABN AMRO/Chicago Capital Money Market Fund have a fiscal year ended October 31, 2000, and this information has been audited by KPMG LLP, whose report, along with those Funds' financial statements, is included in the Funds' Annual Report, which is available upon request. The ABN AMRO Growth Fund, ABN AMRO Value Fund, ABN AMRO Small Cap Fund, and ABN AMRO Real Estate Fund had a fiscal year ended December 31, 2000, and this information has been audited by Ernst & Young LLP, whose report along with those Funds' financial statements, is included in the ABN AMRO Funds' Annual Report, which is available upon request. Class N Shares of ABN AMRO/TAMRO Large Cap Value Fund and ABN AMRO/TAMRO Small Cap Fund commenced operations on November 30, 2000 and there are no audited financial highlights available.



ABN AMRO/CHICAGO CAPITAL GROWTH FUND



                                                Six Months
                                                   Ended        Year       Year       Year       Year       Year
                                                 04/30/01      Ended      Ended      Ended      Ended      Ended
                                                (unaudited)   10/31/00   10/31/99   10/31/98   10/31/97   10/31/96
                                                -----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period               $30.86      $27.71     $23.06     $19.73     $16.17      $12.90
                                                 --------     --------   --------   --------   --------   --------
  Income from Investment Operations
  Net investment income (loss)                      (0.01)      (0.06)     (0.06)     (0.02)      0.08        0.11
  Net realized and unrealized gain (loss) on
    investments                                     (3.74)       5.21       6.14       4.73       3.91        3.34
                                                 --------     --------   --------   --------   --------   --------
  Total from investment operations                  (3.75)       5.15       6.08       4.71       3.99        3.45
                                                 --------     --------   --------   --------   --------   --------
  Less Distributions
  Distributions from and in excess
  of net investment income                             --          --         --      (0.01)     (0.09)      (0.11)
  Distributions from net realized
  gain on investments                               (3.08)      (2.00)     (1.43)     (1.37)     (0.34)      (0.07)
                                                 --------     --------   --------   --------   --------   --------
  Total distributions                               (3.08)      (2.00)     (1.43)     (1.38)     (0.43)      (0.18)
                                                 --------     --------   --------   --------   --------   --------
Net increase (decrease) in net asset value          (6.83)       3.15       4.65       3.33       3.56        3.27
                                                 --------     --------   --------   --------   --------   --------
Net Asset Value, End of Period                     $24.03      $30.86     $27.71     $23.06     $19.73      $16.17
                                                 ========     ========   ========   ========   ========   ========
Total Return(1)                                    (12.69)%     19.62%     27.71%     25.43%     25.16%      26.98%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)             $524,649     $542,436   $490,189   $367,666   $274,608   $205,133
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                       1.08%       1.07%      1.06%      1.08%      1.12%       1.15%
  After reimbursement of expenses by
    Adviser(2)                                       1.08%       1.07%      1.06%      1.08%      1.07%(3)     1.00%
Ratio of net investment income
to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                      (0.07)%     (0.18)%    (0.25)%    (0.11)%     0.36%       0.62%
  After reimbursement of expenses by
    Adviser(2)                                      (0.07)%     (0.18)%    (0.25)%    (0.11)%     0.41%       0.77%
Portfolio Turnover(1)                               11.25%      25.73%     28.93%     34.21%     30.58%      25.48%



(1)Not Annualized


(2)Annualized


(3)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.

ABN AMRO GROWTH FUND


                                                 Six Months
                                                    Ended        Year       Year       Year       Year       Year
                                                  06/30/01      Ended      Ended      Ended      Ended      Ended
                                                 (unaudited)   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                 -----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                $15.59      $17.44     $17.10     $14.57     $13.06     $11.61
                                                  --------     --------   --------   --------   --------   -------
  Income from Investment Operations
  Net investment income (loss)                       (0.01)      (0.03)     (0.03)      0.00       0.12       0.17
  Net realized and unrealized gain (loss) on
    investments                                      (2.48)      (0.71)      2.16       4.20       2.97       2.31
                                                  --------     --------   --------   --------   --------   -------
  Total from investment operations                   (2.49)      (0.74)      2.13       4.20       3.09       2.48
                                                  --------     --------   --------   --------   --------   -------
  Less Distributions
  Distributions from and in excess
  of net investment income                              --          --         --      (0.02)     (0.12)     (0.17)
  Distributions from net realized
  gain on investments                                   --(a)    (1.11)     (1.79)     (1.65)     (1.46)     (0.86)
                                                  --------     --------   --------   --------   --------   -------
  Total distributions                                   --       (1.11)     (1.79)     (1.67)     (1.58)     (1.03)
                                                  --------     --------   --------   --------   --------   -------
Net increase (decrease) in net asset value           (2.49)      (1.85)      0.34       2.53       1.51       1.45
                                                  --------     --------   --------   --------   --------   -------
Net Asset Value, End of Period                      $13.10      $15.59     $17.44     $17.10     $14.57     $13.06
                                                  ========     ========   ========   ========   ========   =======
Total Return(1)                                     (15.96)%     (4.45)%    12.82%     30.23%     23.98%     21.69%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)              $208,581     $227,801   $195,804   $184,601   $132,649   $95,215
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                        1.03%       1.03%      1.03%      1.06%      1.02%      1.02%
  After reimbursement of expenses by Adviser(2)       1.03%       1.03%      1.03%      1.06%      1.02%      1.02%
Ratio of net investment income
to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                       (0.18)%     (0.22)%    (0.19)%     0.01%      0.79%      1.36%
  After reimbursement of expenses by Adviser(2)      (0.18)%     (0.22)%    (0.19)%     0.01%      0.79%      1.36%
Portfolio Turnover(1)                                21.00%      40.00%     69.00%     65.00%     62.00%     58.00%



(1)Not Annualized


(2)Annualized


(a)Per share was less than $0.005.

ABN AMRO/MONTAG & CALDWELL GROWTH FUND



                                          Six Months
                                             Ended         Year         Year         Year        Year       Year
                                           04/30/01       Ended        Ended        Ended       Ended       Ended
                                          (unaudited)    10/31/00     10/31/99     10/31/98    10/31/97   10/31/96
                                          -----------    --------     --------     --------    --------   --------
Net Asset Value, Beginning of Period          $31.30        $33.15       $26.49       $22.68    $17.08      $13.16
                                          ----------    ----------   ----------   ----------   --------    -------
  Income from Investment Operations
  Net investment income (loss)                  0.02         (0.05)       (0.04)       (0.05)    (0.05)         --
  Net realized and unrealized gain
    (loss) on investments                      (2.50)        (0.15)        7.64         4.07      5.79        3.93
                                          ----------    ----------   ----------   ----------   --------    -------
  Total from investment operations             (2.48)        (0.20)        7.60         4.02      5.74        3.93
                                          ----------    ----------   ----------   ----------   --------    -------
  Less Distributions
  Distributions from and in excess
  of net investment income                        --            --           --           --        --       (0.01)
  Distributions from net realized
  gain on investments                          (4.08)        (1.65)       (0.94)       (0.21)    (0.14)         --
                                          ----------    ----------   ----------   ----------   --------    -------
  Total distributions                          (4.08)        (1.65)       (0.94)       (0.21)    (0.14)      (0.01)
                                          ----------    ----------   ----------   ----------   --------    -------
Net increase (decrease) in net asset
  value                                        (6.56)        (1.85)        6.66         3.81      5.60        3.92
                                          ----------    ----------   ----------   ----------   --------    -------
Net Asset Value, End of Period                $24.74        $31.30       $33.15       $26.49    $22.68      $17.08
                                          ==========    ==========   ==========   ==========   ========    =======
Total Return(1)                                (8.86)%       (0.96)%      29.34%       17.90%    33.82%      29.91%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)      $1,047,893    $1,349,760   $1,612,796   $1,004,356   $479,557    $166,243
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                  1.05%         1.03%        1.05%        1.12%     1.24%       1.32%
  After reimbursement of expenses by
    Adviser(2)                                  1.05%         1.03%        1.05%        1.12%     1.23%       1.28%
Ratio of net investment income
to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                  0.12%        (0.14)%      (0.16)%      (0.22)%   (0.38)%     (0.10)%
  After reimbursement of expenses by
    Adviser(2)                                  0.12%        (0.14)%      (0.16)%      (0.22)%   (0.37)%     (0.06)%
Portfolio Turnover(1)                          28.63%        66.71%       31.59%       29.81%    18.65%      26.36%



(1)Not annualized


(2)Annualized

ABN AMRO VALUE FUND


                                               Six Months
                                                  Ended        Year       Year       Year       Year       Year
                                                06/30/01      Ended      Ended      Ended      Ended      Ended
                                               (unaudited)   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                               -----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period              $11.68      $12.75     $12.33     $16.51     $13.24      $12.26
                                                --------     --------   --------   --------   --------   --------
  Income from Investment Operations
  Net investment income                             0.04        0.10       0.14       0.19       0.24        0.29
  Net realized and unrealized gain (loss) on
    investments                                    (0.30)      (0.24)      1.23       0.86       3.75        2.18
                                                --------     --------   --------   --------   --------   --------
  Total from investment operations                 (0.26)      (0.14)      1.37       1.05       3.99        2.47
                                                --------     --------   --------   --------   --------   --------
  Less Distributions
  Distributions from and in excess of net
  investment income                                (0.04)      (0.10)     (0.14)     (0.19)     (0.24)      (0.29)
  Distributions from net realized
  gain on investments                              (0.05)      (0.83)     (0.81)     (5.04)     (0.48)      (1.20)
                                                --------     --------   --------   --------   --------   --------
  Total distributions                              (0.09)      (0.93)     (0.95)     (5.23)     (0.72)      (1.49)
                                                --------     --------   --------   --------   --------   --------
Net increase (decrease) in net asset value         (0.35)      (1.07)      0.42      (4.18)      3.27        0.98
                                                --------     --------   --------   --------   --------   --------
Net Asset Value, End of Period                    $11.33      $11.68     $12.75     $12.33     $16.51      $13.24
                                                ========     ========   ========   ========   ========   ========
Total Return(1)                                    (2.24)%     (0.68)%    11.14%      5.47%     30.49%      20.43%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)            $140,709     $131,303   $153,551   $170,945   $220,618   $164,710
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                      1.07%       1.06%      1.03%      1.05%      1.01%       1.03%
  After reimbursement of expenses by
    Adviser(2)                                      1.07%       1.06%      1.03%      1.05%      1.01%       1.03%
Ratio of net investment income
to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                      0.76%       0.85%      1.07%      1.23%      1.57%       2.19%
  After reimbursement of expenses by
    Adviser(2)                                      0.76%       0.85%      1.07%      1.23%      1.57%       2.19%
Portfolio Turnover                                    40%         76%        94%        55%        79%         58%



(1)Not Annualized


(2)Annualized

ABN AMRO/TALON MID CAP FUND



                                               Six Months
                                                  Ended        Year       Year       Year       Year       Year
                                                04/30/01      Ended      Ended      Ended      Ended      Ended
                                               (unaudited)   10/31/00   10/31/99   10/31/98   10/31/97   10/31/96
                                               -----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period              $18.50      $13.45     $13.16     $17.60     $14.39     $12.07
                                                 -------     -------    -------    -------    -------    -------
  Income from Investment Operations
  Net investment income (loss)                     (0.03)      (0.05)     (0.05)      0.07       0.11       0.04
  Net realized and unrealized gain (loss) on
    investments                                     1.69        5.25       0.34      (1.59)      4.38       3.01
                                                 -------     -------    -------    -------    -------    -------
  Total from investment operations                  1.66        5.20       0.29      (1.52)      4.49       3.05
                                                 -------     -------    -------    -------    -------    -------
  Less Distributions
  Distributions from and in excess of net
  investment income                                   --          --         --(a)   (0.09)     (0.09)     (0.03)
  Distributions from net realized gain on
  investments                                      (3.31)      (0.15)        --      (2.83)     (1.19)     (0.70)
                                                 -------     -------    -------    -------    -------    -------
  Total distributions                              (3.31)      (0.15)        --      (2.92)     (1.28)     (0.73)
                                                 -------     -------    -------    -------    -------    -------
Net increase (decrease) in net asset value          1.65        5.05       0.29      (4.44)      3.21       2.32
                                                 -------     -------    -------    -------    -------    -------
Net Asset Value, End of Period                    $16.85      $18.50     $13.45     $13.16     $17.60     $14.39
                                                 =======     =======    =======    =======    =======    =======
Total Return(1)                                    11.01%      39.07%      2.32%    (10.54)%    33.47%     26.51%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)             $32,815     $26,389    $17,856    $22,728    $28,460    $17,418
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                      1.41%       1.48%      1.50%      1.46%      1.67%      1.98%
  After reimbursement of expenses by
    Adviser(2)                                      1.30%       1.30%      1.30%      1.30%      1.30%      1.30%
Ratio of net investment income
to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                     (0.51)%     (0.51)%    (0.50)%     0.30%      0.34%     (0.38)%
  After reimbursement of expenses by
    Adviser(2)                                     (0.40)%     (0.33)%    (0.30)%     0.46%      0.71%      0.30%
Portfolio Turnover(1)                              44.65%     108.61%    101.44%     78.33%    112.72%    126.83%



(1)Not Annualized


(2)Annualized


(a)Represents less than $0.01 per share.

ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND



                                                                    Six
                                                                  Months
                                                                   Ended        Period       Period
                                                                 04/30/01       Ended         Ended
                                                                (unaudited)    10/31/00    10/31/99(a)
                                                                -----------    --------    -----------
Net Asset Value, Beginning of Period                               $10.84       $ 9.18        $10.00
                                                                  -------      -------       -------
  Income from Investment Operations
  Net investment income                                              0.05         0.06          0.04
  Net realized and unrealized gain (loss) on investments             1.25         1.66         (0.85)
                                                                  -------      -------       -------
  Total from investment operations                                   1.30         1.72         (0.81)
                                                                  -------      -------       -------
  Less Distributions
  Distributions from and in excess of net investment income         (0.05)       (0.06)        (0.01)
  Total distributions                                               (0.47)       (0.06)        (0.01)
                                                                  -------      -------       -------
Net increase (decrease) in net asset value                          (0.52)        1.66         (0.82)
                                                                  -------      -------       -------
Net Asset Value, End of Period                                     $11.62       $10.84        $ 9.18
                                                                  =======      =======       =======
Total Return(1)                                                     12.53%       18.88%        (8.07)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)                              $38,771      $49,411       $42,478
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                     1.49%        1.48%         1.55%
  After reimbursement of expenses by Adviser(2)                      1.40%        1.40%         1.40%
Ratio of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(2)                     0.75%        0.48%         0.36%
  After reimbursement of expenses by Adviser(2)                      0.83%        0.56%         0.51%
Portfolio Turnover(1)                                               57.34%      210.50%       156.55%



(1)Not Annualized

(2)Annualized

(a)Fund commenced operations on November 10, 1998.

ABN AMRO SMALL CAP FUND



                                                Six Months
                                                   Ended        Year       Year       Year       Year       Year
                                                 06/30/01      Ended      Ended      Ended      Ended      Ended
                                                (unaudited)   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                -----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period
  Income from Investment Operations                $13.45      $14.16     $12.22     $13.38     $13.03     $12.46
                                                  -------     -------    -------    -------    -------    -------
  Net investment income (loss)                         --        0.02      (0.06)     (0.11)     (0.09)     (0.03)
  Net realized and unrealized gain (loss) on
    investments                                      0.24        0.85       2.00      (0.82)      2.07       2.38
                                                  -------     -------    -------    -------    -------    -------
  Total from investment operations                   0.24        0.87       1.94      (0.93)      1.98       2.35
                                                  -------     -------    -------    -------    -------    -------
  Less Distributions
  Distributions from and in excess of net
    investment income                               (0.01)         --         --         --         --         --
  Distributions from net realized gain on
    investments                                        --       (1.58)        --      (0.23)     (1.63)     (1.78)
                                                  -------     -------    -------    -------    -------    -------
  Total distributions                               (0.01)      (1.58)        --      (0.23)     (1.63)     (1.78)
                                                  -------     -------    -------    -------    -------    -------
Net increase (decrease) in net asset value           0.23       (0.71)      1.94      (1.16)      0.35       0.57
                                                  -------     -------    -------    -------    -------    -------
Net Asset Value, End of Period                     $13.68      $13.45     $14.16     $12.22     $13.38     $13.03
                                                  =======     =======    =======    =======    =======    =======
Total Return(1)                                      1.73%       6.10%     15.88%     (6.52)%    15.89%     19.42%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)              $74,472     $72,709    $55,901    $45,899    $41,945    $36,375
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                       1.16%       1.15%      1.19%      1.17%      1.04%      1.05%
  After reimbursement of expenses by
    Adviser(2)                                       1.16%       1.15%      1.19%      1.17%      1.04%      1.05%
Ratio of net investment income to average net
  assets:
  Before reimbursement of expenses by
    Adviser(2)                                      (0.06)%      0.14%     (0.58)%    (0.84)%    (0.72)%    (0.27)%
  After reimbursement of expenses by
    Adviser(2)                                      (0.06)%      0.14%     (0.58)%    (0.84)%    (0.72)%    (0.27)%
Portfolio Turnover(1)                                  38%         98%       167%       151%       170%       158%



(1)Not Annualized


(2)Annualized

ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND



                                                                Six Months
                                                                   Ended         Year        Year        Period
                                                                 04/30/01       Ended       Ended         Ended
                                                                (unaudited)    10/31/00    10/31/99    10/31/98(a)
                                                                -----------    --------    --------    -----------
Net Asset Value, Beginning of Period                               $22.51       $16.60      $ 8.62        $10.00
                                                                 --------      --------    -------       -------
  Income from Investment Operations
  Net investment income (loss)                                      (0.07)       (0.14)      (0.08)           --(b)
  Net realized and unrealized gain (loss) on investments             0.73         8.42        8.06         (1.38)
                                                                 --------      --------    -------       -------
  Total from investment operations                                   0.66         8.28        7.98         (1.38)
                                                                 --------      --------    -------       -------
Less Distributions
  Distributions from net realized gain on investments               (3.11)       (2.37)
                                                                 --------      --------
  Total Distributions                                               (3.11)       (2.37)
                                                                 --------      --------
  Net increase (decrease) in net asset value                        (2.45)        5.91
                                                                 --------      --------
Net Asset Value, End of Period                                     $20.06       $22.51      $16.60        $ 8.62
                                                                 ========      ========    =======       =======
Total Return(1)                                                      2.78%      53.35%      92.92%        (13.80)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)                             $247,060      $182,806    $57,282       $12,674
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                     1.44%        1.46%       1.58%         1.54%
  After reimbursement of expenses by Adviser(2)                      1.40%        1.40%       1.41%(3)      1.50%
Ratio of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(2)                    (0.82)%      (0.84)%     (1.05)%       (0.06)%
  After reimbursement of expenses by Adviser(2)                     (0.78)%      (0.78)%     (0.88)%       (0.02)%
Portfolio Turnover(1)                                               84.12%      192.23%     204.26%       111.52%



(1)Not Annualized

(2)Annualized
(3)The Adviser fee, which affects the net expense ratio, changed from 1.50% to 1.00% on December 4, 1998.

(a)Fund commenced operations on June 30, 1998.


(b)Represents less than $0.01 per share.

ABN AMRO REAL ESTATE FUND


                                                          Six Months
                                                             Ended        Year       Year       Year        Year
                                                           06/30/01      Ended      Ended      Ended        Ended
                                                          (unaudited)   12/31/00   12/31/99   12/31/98   12/31/97(a)
                                                          -----------   --------   --------   --------   -----------
Net Asset Value, Beginning of Period                         $ 9.47      $ 7.72     $ 8.37     $ 9.95       $10.00
                                                            -------     -------     ------     ------       ------
  Income from Investment Operations
  Net investment income (loss)                                 0.19        0.42(b)    0.38       0.37         0.00
  Net realized and unrealized gain (loss) on investments       0.36        1.75(b)   (0.65)     (1.58)       (0.05)
                                                            -------     -------     ------     ------       ------
  Total from investment operations                             0.55        2.17      (0.27)     (1.21)       (0.05)
                                                            -------     -------     ------     ------       ------
  Less Distributions
  Distributions from and in excess of net investment
  income                                                      (0.19)      (0.33)     (0.31)     (0.31)          --
  Distributions from net realized gain on investments            --          --         --         --           --
                                                            -------     -------     ------     ------       ------
  Return of capital                                              --       (0.09)     (0.07)     (0.06)          --
                                                            -------     -------     ------     ------       ------
  Total distributions                                         (0.19)      (0.42)     (0.38)     (0.37)          --
                                                            -------     -------     ------     ------       ------
Net increase (decrease) in net asset value                     0.36        1.75      (0.65)     (1.58)       (0.05)
                                                            -------     -------     ------     ------       ------
Net Asset Value, End of Period                               $ 9.83      $ 9.47     $ 7.72     $ 8.37       $ 9.95
                                                            =======     =======     ======     ======       ======
Total Return(1)                                                5.93%      28.77%     (3.33)%   (12.35)%       0.00%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)                        $18,280     $21,744     $7,522     $7,022       $2,985
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)               1.63%       1.70%      2.42%      1.78%        1.61%
  After reimbursement of expenses by Adviser(2)                1.33%       1.39%      1.53%      1.41%        1.31%
Ratio of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(2)               3.75%       4.87%      3.83%      4.31%       (1.61)%
  After reimbursement of expenses by Adviser(2)                4.05%       5.19%      4.72%      4.68%       (1.31)%
Portfolio Turnover(1)                                             7%         25%        11%        13%           0%



(1)Not Annualized


(2)Annualized


(a)Fund commenced operations on December 31, 1997. All ratios except the total return for the period have been annualized.


(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

ABN AMRO/VEREDUS SCITECH FUND



                                                                Six Months
                                                                   Ended         Period
                                                                 06/30/01         Ended
                                                                (unaudited)    10/31/00(a)
                                                                -----------    -----------
Net Asset Value, Beginning of Period
  Income from Investment Operations                                 $8.93         $10.00
                                                                  -------         ------
  Net investment income                                              0.03           0.06
  Net realized and unrealized loss on investments                   (1.09)         (1.11)
                                                                  -------         ------
  Total from investment operations                                  (1.06)         (1.05)
                                                                  -------         ------
  Less Distributions
  Distributions from and in excess of net investment income         (0.06)         (0.02)
  Distributions from net realized gain on investments                  --             --
                                                                  -------         ------
  Total distributions                                               (0.06)         (0.02)
                                                                  -------         ------
Net increase (decrease) in net asset value                          (1.12)         (1.07)
                                                                  -------         ------
Net Asset Value, End of Period                                     $ 7.81         $ 8.93
                                                                  =======         ======
Total Return(1)                                                    (11.90)%       (10.61)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)                               $2,542         $2,696
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                     3.86%          6.17%
  After reimbursement of expenses by Adviser(2)                      1.50%          1.50%
Ratio of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(2)                    (1.44)%        (2.54)%
  After reimbursement of expenses by Adviser(2)                      0.91%          2.13%
Portfolio Turnover(1)                                              248.22%         85.98%



(1)Not Annualized

(2)Annualized

(a)Fund commenced operations on June 30, 2000.

ABN AMRO/CHICAGO CAPITAL BALANCED FUND



                                                   Six Months
                                                      Ended        Year       Year       Year       Year        Year
                                                    06/30/01      Ended      Ended      Ended      Ended        Ended
                                                   (unaudited)   10/31/00   10/31/99   10/31/98   10/31/97    10/31/96
                                                   -----------   --------   --------   --------   --------    --------
Net Asset Value, Beginning of Period                  $14.23      $13.04     $12.03     $11.06     $ 9.60        $8.43
                                                    --------     --------   --------   --------   --------    --------
  Income from Investment Operations
  Net investment income                                 0.14        0.29       0.27       0.27       0.28         0.27
  Net realized and unrealized gain (loss) on
    investments                                        (1.05)       1.57       1.71       1.65       1.60         1.16
                                                    --------     --------   --------   --------   --------    --------
  Total from investment operations                     (0.91)       1.86       1.98       1.92       1.88         1.43
                                                    --------     --------   --------   --------   --------    --------
  Less Distributions
  Distributions from and in excess
  of net investment income                             (0.14)      (0.30)     (0.26)     (0.27)     (0.28)       (0.26)
  Distributions from net realized
  gain on investments                                  (1.01)      (0.37)     (0.71)     (0.68)     (0.14)          --
                                                    --------     --------   --------   --------   --------    --------
  Total distributions                                  (1.15)      (0.67)     (0.97)     (0.95)     (0.42)       (0.26)
                                                    --------     --------   --------   --------   --------    --------
Net increase (decrease) in net asset value             (2.06)       1.19       1.01       0.97       1.46         1.17
                                                    --------     --------   --------   --------   --------    --------
Net Asset Value, End of Period                        $12.17      $14.23     $13.04     $12.03     $11.06        $9.60
                                                    ========     ========   ========   ========   ========    ========
Total Return(1)                                        (6.56)%     14.82%     17.26%     18.50%     20.10%       17.21%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)                $291,113     $321,226   $294,426   $219,362   $187,993    $156,703
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)        1.05%       1.05%      1.06%      1.08%      1.13%        1.17%
  After reimbursement of expenses by Adviser(2)         1.05%       1.05%      1.06%      1.08%      1.07%(3)     1.00%
Ratio of net investment income
to average net assets:
  Before reimbursement of expenses by Adviser(2)        2.21%       2.17%      2.13%      2.30%      2.70%        2.79%
  After reimbursement of expenses by Adviser(2)         2.21%       2.17%      2.13%      2.30%      2.76%        2.96%
Portfolio Turnover(1)                                  19.64%      29.00%     25.05%     40.28%     34.69%       34.29%


(1)Not Annualized
(2)Annualized
(3)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.

ABN AMRO/MONTAG & CALDWELL BALANCED FUND



                                                Six Months
                                                   Ended        Year       Year       Year       Year       Year
                                                 04/30/01      Ended      Ended      Ended      Ended       Ended
                                                (unaudited)   10/31/00   10/31/99   10/31/98   10/31/97   10/31/96
                                                -----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period               $18.61      $19.41     $17.60     $16.01     $14.29      $12.12
                                                 --------     --------   --------   --------   -------     -------
  Income from Investment Operations
  Net investment income                              0.18        0.37       0.29       0.27       0.25        0.27
  Net realized and unrealized gain (loss) on
    investments                                     (0.88)       0.06       2.73       1.97       2.93        2.17
                                                 --------     --------   --------   --------   -------     -------
  Total from investment operations                  (0.70)       0.43       3.02       2.24       3.18        2.44
                                                 --------     --------   --------   --------   -------     -------
  Less Distributions
  Distributions from and in excess
  of net investment income                          (0.19)      (0.35)     (0.27)     (0.27)     (0.25)      (0.27)
  Distributions from net realized
  gain on investments                               (0.62)      (0.88)     (0.94)     (0.38)     (1.21)         --
                                                 --------     --------   --------   --------   -------     -------
  Total distributions                               (0.81)      (1.23)     (1.21)     (0.65)     (1.46)      (0.27)
                                                 --------     --------   --------   --------   -------     -------
Net increase in net asset value                     (1.51)      (0.80)      1.81       1.59       1.72        2.17
                                                 --------     --------   --------   --------   -------     -------
Net Asset Value, End of Period                     $17.10      $18.61     $19.41     $17.60     $16.01      $14.29
                                                 ========     ========   ========   ========   =======     =======
Total Return(1)                                     (3.89)%      2.05%     17.83%     14.46%     24.26%      20.37%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)             $145,042     $162,896   $160,286   $158,398   $82,719     $31,473
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                       1.12%       1.13%      1.14%      1.18%      1.33%       1.58%
  After reimbursement of expenses by
    Adviser(2)                                       1.12%       1.13%      1.14%      1.18%      1.25%       1.25%
Ratio of net investment income
to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                       2.00%       1.93%      1.54%      1.67%      1.70%       1.83%
  After reimbursement of expenses by
    Adviser(2)                                       2.00%       1.93%      1.54%      1.67%      1.78%       2.16%
Portfolio Turnover(1)                               19.43%      54.51%     34.79%     59.02%     28.13%      43.58%


(1)Not Annualized
(2)Annualized

ABN AMRO/CHICAGO CAPITAL BOND FUND



                                                   Six
                                                 Months
                                                  Ended        Year        Year         Year        Year        Year
                                                04/30/01       Ended       Ended        Ended       Ended      Ended
                                               (unaudited)   10/31/00    10/31/99     10/31/98    10/31/97    10/31/96
                                               -----------   --------    --------     --------    --------    --------
Net Asset Value, Beginning of Period              $ 9.73       $ 9.71      $10.27       $10.13      $ 9.89     $ 9.94
                                                --------     --------    --------     --------    --------    -------
  Income from Investment Operations
  Net investment income                             0.32         0.66        0.61         0.60        0.61       0.60
  Net realized and unrealized gain (loss) on
    investments                                     0.24           --       (0.51)        0.15        0.23      (0.05)
                                                --------     --------    --------     --------    --------    -------
  Total from investment operations                  0.56         0.66        0.10         0.75        0.84       0.55
                                                --------     --------    --------     --------    --------    -------
  Less Distributions
  Distributions from and in excess
  of net investment income                         (0.34)       (0.64)      (0.61)       (0.61)      (0.60)     (0.60)
  Distributions from net realized
  gain on investments                                 --           --       (0.05)          --          --         --
                                                --------     --------    --------     --------    --------    -------
  Total distributions                              (0.34)       (0.64)      (0.66)       (0.61)      (0.60)     (0.60)
                                                --------     --------    --------     --------    --------    -------
Net increase (decrease) in net asset value          0.22         0.02       (0.56)        0.14        0.24      (0.05)
                                                --------     --------    --------     --------    --------    -------
Net Asset Value, End of Period                    $ 9.95       $ 9.73      $ 9.71       $10.27      $10.13     $ 9.89
                                                ========     ========    ========     ========    ========    =======
Total Return                                        5.78%        6.98%       1.02%        7.66%       8.84%      5.76%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)            $131,389     $104,960    $133,408     $160,561    $120,532    $72,211
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(1)                                      0.95%        0.95%       0.93%        0.96%       1.02%      1.10%
  After reimbursement of expenses by
    Adviser(1)                                      0.74%        0.76%       0.80%(3)     0.80%       0.80%      0.80%*
Ratio of net investment income
to average net assets:
  Before reimbursement of expenses by
    Adviser(1)                                      6.33%        6.53%       5.91%        5.79%       6.02%      5.89%
  After reimbursement of expenses by
    Adviser(1)                                      6.54%        6.72%       6.04%        5.95%       6.24%      6.19%
Portfolio Turnover                                 27.38%       39.27%      49.83%       45.29%      17.76%     41.75%



(1)Not Annualized


(2)Annualized


(3)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.80% to 0.74% on February 15, 2000.

ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND



                                               Six Months
                                                  Ended        Year       Year       Year        Year       Year
                                                04/30/01      Ended      Ended      Ended       Ended      Ended
                                               (unaudited)   10/31/00   10/31/99   10/31/98    10/31/97   10/31/96
                                               -----------   --------   --------   --------    --------   --------
Net Asset Value, Beginning of Period               $9.92       $9.73     $10.36     $10.19      $10.06     $10.08
                                                 -------     -------    -------    -------     -------    -------
  Income from Investment Operations
  Net investment income                             0.24        0.48       0.46       0.44        0.38       0.38
  Net realized and unrealized gain (loss) on
    investments                                     0.17        0.21      (0.63)      0.17        0.12      (0.02)
                                                 -------     -------    -------    -------     -------    -------
  Total from investment operations                  0.41        0.69      (0.17)      0.61        0.50       0.36
                                                 -------     -------    -------    -------     -------    -------
  Less Distributions
  Distributions from and in excess of net
  investment income                                (0.24)      (0.50)     (0.46)     (0.44)      (0.37)     (0.38)
                                                 -------     -------    -------    -------     -------    -------
  Total distributions                              (0.24)      (0.50)     (0.46)     (0.44)      (0.37)     (0.38)
                                                 -------     -------    -------    -------     -------    -------
Net increase (decrease) in net asset value          0.17        0.19      (0.63)      0.17        0.13      (0.02)
                                                 -------     -------    -------    -------     -------    -------
Net Asset Value, End of Period                    $10.09       $9.92     $ 9.73     $10.36      $10.19     $10.06
                                                 =======     =======    =======    =======     =======    =======
Total Return(1)                                     4.17%       7.30%     (1.77)%     6.17%       5.13%      3.59%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)             $20,436     $18,903    $17,219    $13,210     $12,379    $11,186
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                      1.12%       1.17%      1.20%      1.41%       1.64%      1.53%
  After reimbursement of expenses by
    Adviser(2)                                      0.10%       0.10%      0.10%      0.35%(3)    0.90%      0.90%
Ratio of net investment income to average net
assets:
  Before reimbursement of expenses by
    Adviser(2)                                      3.81%       3.82%      3.45%      3.22%       3.00%      3.11%
  After reimbursement of expenses by
    Adviser(2)                                      4.83%       4.89%      4.55%      4.28%       3.74%      3.74%
Portfolio Turnover(1)                              31.62%      91.58%     22.83%     34.33%      16.19%     27.47%



(1)Not Annualized


(2)Annualized


(3)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.90% to 0.10% on February 27, 1998.

ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND



                                               Six Months
                                                  Ended        Year       Year       Year        Year       Year
                                                04/30/01      Ended      Ended      Ended       Ended      Ended
                                               (unaudited)   10/31/00   10/31/99   10/31/98    10/31/97   10/31/96
                                               -----------   --------   --------   --------    --------   --------
Net Asset Value, Beginning of Period               $1.00       $1.00      $1.00      $1.00       $1.00       $1.00
                                                --------     --------   --------   --------    --------   --------
  Income from Investment Operations
  Net investment income                             0.03        0.06       0.05       0.05        0.05        0.05
                                                --------     --------   --------   --------    --------   --------
  Less distributions from net investment
    income                                         (0.03)      (0.06)     (0.05)     (0.05)      (0.05)      (0.05)
                                                --------     --------   --------   --------    --------   --------
Net Asset Value, End of Period                     $1.00       $1.00      $1.00      $1.00       $1.00       $1.00
                                                ========     ========   ========   ========    ========   --------
Total Return(1)                                     2.73%       5.90%      4.76%      5.24%       5.15%       5.14%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)            $384,057     $359,483   $335,140   $281,389    $238,551   $225,536
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                      0.51%       0.50%      0.51%      0.52%       0.56%       0.59%
  After reimbursement of expenses by
    Adviser(2)                                      0.51%       0.50%      0.51%      0.51%(3)    0.50%       0.50%
Ratio of net investment income to average net
assets
  Before reimbursement of expenses by
    Adviser(2)                                      5.45%       5.72%      4.63%      5.13%       5.00%       4.93%
  After reimbursement of expenses by
    Adviser(2)                                      5.45%       5.72%      4.63%      5.14%       5.06%       5.02%



(1)Not Annualized


(2)Annualized


(3)Effective February 27, 1998, the Adviser is no longer waiving fees or reimbursing expenses.

General Information


If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.


SHAREHOLDER REPORTS
You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated September 27, 2001 is available to you without charge. It contains more detailed information about the Funds.


HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS

You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:


Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940-4725

Phone:      Shareholder Services &         800 992-8151
            Fund Literature
            Investment Advisor Services    800 597-9704

Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com


OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004

  [ABN AMRO LOGO]


                                 ABN AMRO FUNDS


                                                       INTERNATIONAL

                                                       CLASS N SHARES

      Prospectus
                                 INTERNATIONAL EQUITY FUNDS


                                 ABN AMRO Asian Tigers Fund

                                 ABN AMRO Europe Equity Growth Fund

                                 ABN AMRO International Equity Fund

                                 ABN AMRO Latin America Equity Fund


                     SEPTEMBER 27, 2001


The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares
or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

  [ABN AMRO LOGO]

Thank you for your interest in ABN AMRO Funds. Our diversified family of no-load funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or college funding. Please read this prospectus carefully and keep it for future reference.
For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------


                                 ABN AMRO FUNDS

                                   TABLE OF CONTENTS


                                                                                                      Page
                                                     CATEGORIES OF ABN AMRO FUNDS                       3
                                                     FUND SUMMARIES
                                                     Investment Objectives, Principal Investment
                                                       Strategies and Risks
                                                         INTERNATIONAL EQUITY FUNDS
                                                         ABN AMRO Asian Tigers Fund                     4
                                                         ABN AMRO Europe Equity Growth Fund             6
                                                         ABN AMRO International Equity Fund             8
                                                         ABN AMRO Latin America Equity Fund            10
                                                     FUND EXPENSES                                     12

                                                     INVESTMENT TERMS                                  13

                                                     MORE ABOUT ABN AMRO FUNDS                         15
                                                         RISK SUMMARY                                  15
                                                         OTHER INVESTMENT STRATEGIES                   16

                                                     MANAGEMENT OF THE FUNDS                           18
                                                         THE ADVISER                                   18

                                                     SHAREHOLDER INFORMATION                           21
                                                         Opening an Account: Buying Shares             21
                                                         Exchanging Shares                             22
                                                         Selling/Redeeming Shares                      22
                                                         Transaction Policies                          26
                                                         Account Policies and Dividends                27
                                                         Additional Investor Services                  27
                                                         Distribution Plan 12b-1 Fees                  28
                                                         Portfolio Transactions and Brokerage
                                                           Commissions                                 28

                                                     DIVIDENDS, DISTRIBUTIONS AND TAXES                29

                                                     FINANCIAL HIGHLIGHTS                              30

                                                     GENERAL INFORMATION                              Back
                                                                                                       Cover

Categories of ABN AMRO Funds


ABN AMRO Funds is a no-load, open-end management investment company that consists of 28 separate investment portfolios, including equity, balanced, fixed income and money market funds.



INTERNATIONAL EQUITY FUNDS

EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS
Equity funds may be appropriate if you:
- have a long-term investment goal (five years or more)
- can accept higher short-term risk in return for higher long-term return potential
- want to diversify your investments

Equity funds may not be appropriate if you want:
- a stable share price
- a short-term investment

- regular income


No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
- the value of fund shares will fluctuate
- you could lose money
- you cannot be certain that a fund will achieve its investment objective

EQUITY FUNDS: INTERNATIONAL

ABN AMRO Asian Tigers Fund

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and other equity securities of companies headquartered or based in Asian countries (other than Japan). The portfolio management team focuses on large capitalization companies with growth potential. The portfolio management team invests the Fund's portfolio in various Asian countries, such as:

         - China                         - Singapore
         - Hong Kong                     - South Korea
         - India                         - Taiwan
         - Malaysia                      - Thailand


The portfolio management team focuses on developed countries but may invest in countries with emerging markets. In selecting securities for the Fund, the portfolio management team utilizes a combined top-down, bottom-up approach.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The following additional risks apply to the Fund:

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.

     - ASIAN RISK: The value of a fund invested primarily in Asian securities will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Asia. Asian issuers may underperform other segments of the equity market or the equity market as a whole.

EQUITY FUNDS: INTERNATIONAL

     - CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases the U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund does not expect to hedge against the value of the U.S. dollar.

     - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

     - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:
- economic structures that are less diverse and mature than developed countries

- less stable political systems and less developed legal systems

- national policies that may restrict foreign investment
- wide fluctuations in the value of investments

- smaller securities markets making investments less liquid

- special custody arrangements

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.
MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 17 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of other investment strategies.


FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The common share class and investor share class of ABN AMRO
Asian Tigers Fund were reorganized into Class N
Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor.
All performance figures shown below represents the performance of the common share class of the predecessor fund.


          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1995                                                                             11.61
1996                                                                             14.55
1997                                                                            -35.98
1998                                                                            -11.37
1999                                                                             62.26
2000                                                                            -38.10


  Year-to-date Return (as of
    6/30/01)                         -10.65%
  Best quarter:           6/99        32.53%
  Worst quarter:          6/98       -28.21%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Morgan
Stanley Capital International (MSCI) AC Asia
Free Ex-Japan Index and the Lipper Pacific
(Ex-Japan) Fund Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                                          MSCI AC      Lipper
                            ABN AMRO     Asia Free    Pacific
                          Asian Tigers   Ex-Japan    (Ex-Japan)
                              Fund         Index     Fund Index
-------------------------------------------------------------------

    1 year:                  -38.10%      -35.22%     -32.21%
-------------------------------------------------------------------

    5 years:                  -8.17%       -8.36%      -5.33%
-------------------------------------------------------------------

    Since Inception:(1)       -5.13%       -7.99%      -6.35%
-------------------------------------------------------------------



(1)Fund's inception: January 3, 1994. MSCI AC
Asia Free Ex-Japan Index and Lipper Pacific
(Ex-Japan) Fund Index data computed from December 31, 1993.

EQUITY FUNDS: INTERNATIONAL

ABN AMRO Europe Equity Growth Fund

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and other equity securities of companies headquartered or based in European countries and that have strong prospects for capital appreciation through earnings growth. The portfolio management team diversifies the Fund's portfolio among various European countries, such as:


- Finland                          - Switzerland
- France                           - The Netherlands
- Germany                          - United Kingdom
- Sweden

The portfolio management team focuses on developed countries, but may invest in countries with emerging markets, such as Hungary and Poland.


In selecting securities for the Fund, the portfolio management team utilizes a bottom-up approach. The Fund may invest in small-cap companies.


PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The following additional risks apply to the Fund:

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.

    - EUROPEAN RISK: The value of a fund invested primarily in European securities will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Europe. The Fund is also subject to the risk the securities of European issuers may underperform other segments of the equity market or the equity market as a whole.

EQUITY FUNDS: INTERNATIONAL

    - CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases the U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund does not expect to hedge against the value of the U.S. dollar.

    - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

    - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:
- economic structures that are less diverse and mature than developed countries
- less stable political systems and less developed legal systems
- national policies that may restrict foreign investment
- wide fluctuations in the value of investments
- smaller securities markets making investments less liquid
- special custody arrangements


SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have market capitalization of less than $1.5 billion and limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.


GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 15 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds.


FUND PERFORMANCE

The Fund commenced operations on December 18,
2000 and does not have any significant
performance history. Performance information will be included in the Fund's next annual or semi-annual report.

EQUITY FUNDS: INTERNATIONAL

ABN AMRO International Equity Fund

INVESTMENT OBJECTIVE
The Fund seeks a high level of total return through capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and other equity securities of foreign companies, focusing on developed countries in Europe, Australia and the Far East. The portfolio management team seeks securities with above average growth potential and/or consistent earnings. In selecting securities for the Fund, the portfolio management team utilizes a bottom-up approach to identify attractive industries and companies, and adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The following additional risks apply to the Fund:

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.

     - CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases the U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund does not expect to hedge against the value of the U.S. dollar.

     - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

EQUITY FUNDS: INTERNATIONAL

     - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 15 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The common share class and investor share class of ABN AMRO
International Equity Fund were reorganized into Class N Shares of the Fund on September 27,
2001, and the Fund adopted the name of its predecessor. All performance figures shown below represents the performance of the common share class of the predecessor fund.


          CALENDAR YEAR TOTAL RETURN
(BAR GRAPH)

                                                                        TOTAL RETURN
                                                                        ------------
1994                                                                         3.32
1995                                                                        14.03
1996                                                                        10.09
1997                                                                         4.56
1998                                                                        25.43
1999                                                                        41.86
2000                                                                       -22.87


  Year-to-date Return (as of
    6/30/01):                        -20.34%
  Best quarter:          12/99        31.21%
  Worst quarter:          9/98       -13.75%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Morgan
Stanley Capital International Europe,
Australasia and Far East Index (MSCI EAFE
Index) and the Lipper International Fund Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                            ABN AMRO                     Lipper
                          International   MSCI EAFE   International
                           Equity Fund      Index      Fund Index
-----------------------------------------------------------------------

    1 year:                  -22.87%       -14.17%        -15.6%
-----------------------------------------------------------------------

    5 years:                   9.58%         7.13%         9.09%
-----------------------------------------------------------------------

    Since Inception:(1)       11.29%        10.62%        11.12%
-----------------------------------------------------------------------



(1)Fund's inception: January 4, 1993. The MSCI
EAFE Index and Lipper International Fund Index data computed from December 31, 1992.

EQUITY FUNDS: INTERNATIONAL

ABN AMRO Latin America Equity Fund

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and other equity securities of companies headquartered or based in Latin American countries. The portfolio manager seeks securities that have long-term growth prospects and are trading at reasonable prices. The portfolio manager invests the Fund's portfolio in various Latin American countries, such as:


       - Argentina                          - Mexico
       - Brazil                             - Peru
       - Chile                              - Venezuela


The portfolio manager focuses on developed countries, but may invest in countries with emerging markets. In selecting securities for the Fund, the portfolio manager utilizes a combined top-down, bottom-up approach, with an emphasis on bottom-up. The portfolio manager attempts to diversify the Fund across economic sectors.


PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The following additional risks apply to the Fund:

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.

     - LATIN AMERICAN RISK: The value of a fund invested primarily in Latin American securities will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Latin America. Latin American issuers may underperform other segments of the equity market or the equity market as a whole.

EQUITY FUNDS: INTERNATIONAL

     - CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases the U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund does not expect to hedge against the value of the U.S. dollar.

     - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

     - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:

- economic structures that are less diverse and mature than developed countries
- less stable political systems and less developed legal systems
- national policies that may restrict foreign investment

- wide fluctuations in the value of investments

- smaller securities markets making investments less liquid
- special custody arrangements

NON-DIVERSIFIED CONCENTRATION RISK: The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investment in those securities.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.


VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different economic conditions, a fund; return may be adversely affected during market downturns and when value stocks die out of favor.


LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See page 15 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds.


FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The common share class and investor share class of ABN AMRO
Latin America Equity Fund were reorganized into
Class N Shares of the Fund on September 27,
2001, and the Fund adopted the name of its predecessor. All performance figures shown below represents the performance of the common share class of the predecessor fund.


          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1997                                                                             35.50
1998                                                                            -36.33
1999                                                                             72.41
2000                                                                            -21.07


  Year-to-date returns
    (as of 6/20/01)                    6.26%
  Best quarter:          12/99        50.38%
  Worst quarter:          9/98       -32.83%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Morgan
Stanley Capital International (MSCI) EMF Latin
America Free Index, the Lipper Latin America
Fund Index and the MSCI Gross U.S. Latin
America Free Index. As of July 31, 2001, the
MSCI Gross U.S. Latin America Free Index will replace the MSCI EMF Latin America Free Index..


          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                     ABN AMRO   MSCI EMF   Lipper       MSCI
                      Latin      Latin      Latin    Gross U.S.
                     America    America    America     Latin
                      Equity      Free      Fund      America
                       Fund      Index      Index    Free Index
---------------------------------------------------------------

    1 year:          -21.07%    -16.57%    -15.76%    -18.38%
---------------------------------------------------------------

    Since
    Inception:(1)      4.17%      3.70%      2.74%      0.86%
---------------------------------------------------------------



(1)Fund's inception: June 28, 1996. MSCI EMF
Latin America Free Index, Lipper Latin America
Fund Index and the MSCI Gross U.S. Latin
America Free Index data computed from June 30,
1996.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing with ABN AMRO Funds, you do not incur any sales loads or exchange fees and generally no redemption fees. However, a redemption fee is charged in some cases.



                   FUND                         REDEMPTION FEE
ABN AMRO Asian Tigers Fund                     2% within 90 days
ABN AMRO Europe Equity Growth Fund             2% within 90 days
ABN AMRO International Equity Fund             2% within 90 days
ABN AMRO Latin America Equity Fund             2% within 90 days



Also, for all Funds, if you redeem shares by wire, $20 will be deducted from the amount redeemed.



ANNUAL FUND OPERATING EXPENSES


Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.






                                                                                           TOTAL                NET
                                                   MANAGEMENT   DISTRIBUTION    OTHER     EXPENSE     FEE     EXPENSE
                      FUND                            FEES      (12B-1) FEES   EXPENSES    RATIO    WAIVERS   RATIO(1)
ABN AMRO Asian Tigers                                 1.00%         0.25%        1.15%     2.40%        --%     2.40%
ABN AMRO Europe Equity Growth                         1.00          0.25         0.84      2.09      (0.06)     2.03
ABN AMRO International Equity                         1.00          0.25         0.26      1.51      (0.11)     1.40
ABN AMRO Latin America Equity                         1.00          0.25         1.51      2.76         --      2.76



(1)The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the estimated expenses for the fiscal year ended October 31, 2001. The Advisers are contractually obligated to waive management fees and/or reimburse expenses through September 30, 2003 at the rates shown in the table.



EXAMPLE



This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns. The Advisers are contractually obligated to waive management fees and/or reimburse expenses at least through December 31, 2001.



                                                              1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Asian Tigers Fund                                     $243           $748           $1,280           $2,736
ABN AMRO Europe Equity Growth Fund                              206            643            1,112            2,411
ABN AMRO International Equity Fund                              143            455              802            1,782
ABN AMRO Latin America Equity Fund                              279            856            1,459            3,590

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING: An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.


DEVELOPED MARKETS: Countries that are considered to have a high level of overall economic and securities market development as well as stable financial and political policies. Developed countries generally include the United States, Japan and Western Europe.


DIVERSIFICATION: The practice of investing in a broad range of securities to reduce risk.

EMERGING MARKETS: Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

GROWTH INVESTING: An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

LARGE-CAP STOCKS: Stocks issued by large companies. ABN AMRO Funds defines a large-cap company as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multi-nationals.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION: Value of a corporation or other entity as determined by the market price of its securities.

MSCI EAFE INDEX: The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index, a market-weighted aggregate of 20 individual country indices/indexes that collectively represent many of the major world markets, excluding the U.S. and Canada.


MSCI EMERGING MARKETS FREE INDEX: The Morgan Stanley Capital International Emerging Markets Free Index, a market-capitalization weighted index composed of 20 of the world's developing markets.


MSCI AC ASIA FREE EX-JAPAN INDEX: A widely recognized index that is comprised of most Asian countries outside of Japan, and represents only those securities that are available for investment by international investors.

MSCI LATIN AMERICA FREE INDEX: A market capitalization weighted index of securities covering most countries in Latin America.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.


RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.



TOP-DOWN INVESTING: An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.


TOTAL RETURN: A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

VALUE INVESTING: An investing approach involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stocks.

More About ABN AMRO Funds


RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund.


                                                                  EMERGING           FOREIGN             GROWTH
                                                                  MARKETS           SECURITIES           STOCK


ABN AMRO Asian Tigers Fund                                           X                  X                  X
ABN AMRO Europe Equity Growth Fund                                   X                  X                  X
ABN AMRO International Equity Fund                                                      X                  X
ABN AMRO Latin America Equity Fund                                   X                  X                  X

                                                               LIQUIDITY     MANAGER   MARKET         NON-
                                                                                                 DIVERSIFICATION
                                                                                                  CONCENTRATION
ABN AMRO Asian Tigers Fund                                         X            X         X
ABN AMRO Europe Equity Growth Fund                                 X            X         X
ABN AMRO International Equity Fund                                 X            X         X
ABN AMRO Latin America Equity Fund                                 X            X         X          X

                                                                   SMALL-            VALUE
                                                                     CAP             STOCK
                                                                   COMPANY
ABN AMRO Asian Tigers Fund
ABN AMRO Europe Equity Growth Fund                                    X
ABN AMRO International Equity Fund
ABN AMRO Latin America Equity Fund                                                     X


DEFENSIVE STRATEGY RISK
There may be times when a fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

OTHER INVESTMENT STRATEGIES
In addition to the primary investment strategies described in our fund summaries, there may be times when ABN AMRO Funds uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

ADRS/EDRS/GDRS
Certain Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement. The Funds have no intention of investing in unsponsored ADRs, EDRs or GDRs.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.


PREFERRED STOCKS

Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.


RULE 144A SECURITIES


Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

                                                              ADRS/EDRS/GDRS    EQUITY     FOREIGN    PREFERRED      RULE
                                                                              SECURITIES  SECURITIES    STOCKS       144A
                                                                                                                  SECURITIES
ABN AMRO Asian Tigers Fund                                         X             X P         X P                      X
ABN AMRO Europe Equity Growth Fund                                 X             X P         X P          X           X
ABN AMRO International Equity Fund                                 X             X P         X P          X           X
ABN AMRO Latin America Equity Fund                                 X             X P         X P         X P          X


P = components of a fund's primary investment strategy

Management of the Funds


THE ADVISER


The Adviser provides management services to each Fund. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the gross management fee paid by each Fund.



ABN AMRO ASSET MANAGEMENT (USA) LLC


ABN AMRO Asset Management (USA) LLC is the Adviser to the Funds. As of December 31, 2001, ABN AMRO Asset Management managed approximately 10.1 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 208 South LaSalle Street, 4th Floor, Chicago, IL 60604, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.



            FUND NAME                   PORTFOLIO MANAGER(S)                        INVESTMENT EXPERIENCE
ABN AMRO Asian Tigers Fund            Edmond Leung                 Co-Portfolio Manager of the Fund since November, 1999.
                                                                   Mr. Leung has been associated with the Adviser and/or
                                                                   its affiliates since January, 1995. Mr. Leung holds an
                                                                   M.B.A. in Finance from the Chinese University of Hong
                                                                   Kong and a B.S. in Chemistry from the University of Hong
                                                                   Kong.
                                      Karl Lung, CFA               Co-Portfolio Manager of the Fund since November, 1999.
                                                                   Mr. Lung has been associated with the Adviser and/or its
                                                                   affiliates since March, 1995. Mr. Lung has an MBA from
                                                                   the University of Toronto and a Bachelor of Commerce,
                                                                   with honors, from McMaster University, both located in
                                                                   Canada.
                                      Alex Ng                      Co-Portfolio Manager of the Fund since July, 1995. Mr.
                                                                   Ng has been associated with the Adviser and/or its
                                                                   affiliates since 1988. Mr. Ng holds a degree in
                                                                   Economics from the University of California in Los
                                                                   Angeles.
                                      Paritosh Thakore             Co-Portfolio Manager of the Fund since November, 1999.
                                                                   Mr. Thakore has been associated with the Adviser and/or
                                                                   its affiliates since February, 1995. Mr. Thakore holds a
                                                                   B.S. in Economics from the University of Pennsylvania.

ABN AMRO Europe Equity Growth Fund    Felix Lanters                Co-Portfolio Manager for the Fund since inception. Mr.
                                                                   Lanters has been associated with the Adviser and/or its
                                                                   affiliates since 1987.
                                      Wim Mur                      Co-Portfolio Manager for the Fund since inception. Mr.
                                                                   Mur has been associated with the Adviser and/or its
                                                                   affiliates since 1978. Mr. Mur holds a Master's degree
                                                                   in Economics.
                                      Guido Van der Burg           Co-Portfolio Manager for the Fund since inception. Mr.
                                                                   Van der Burg has been associated with the Adviser and/or
                                                                   its affiliates since 1992. Mr. Van der Burg holds a
                                                                   Master's degree in Business Economics from Erasmus
                                                                   University Rotterdam.


            FUND NAME                   PORTFOLIO MANAGER(S)                        INVESTMENT EXPERIENCE
ABN AMRO International Equity Fund    Maarten Bloemen              Co-Portfolio Manager of the Fund since October, 2000.
                                                                   Mr. Bloemen has been associated with the Adviser and/or
                                                                   its affiliates since 1989 as an analyst and portfolio
                                                                   manager. Mr. Bloemen holds a Masters and a Bachelor
                                                                   degree in Environmental Planning.
                                      Theo Maas                    Co-Portfolio Manager of the Fund since April, 1999. Mr.
                                                                   Maas has been associated with the Adviser and/or its
                                                                   affiliates since 1994. He holds a Master's degree in
                                                                   Financial Economics from the University of Groningen.
                                      Jacco Maters                 Co-Portfolio Manager of the Fund since November, 1999.
                                                                   Mr. Maters has been associated with the Adviser and/or
                                                                   its affiliates since July, 1996. Mr. Maters has a degree
                                                                   in Econometrics from the Tilburg University, The
                                                                   Netherlands.
                                      Edward Moolenburgh           Co-Portfolio Manager of the Fund since April, 1999. Mr.
                                                                   Moolenburgh has been associated with the Adviser and/or
                                                                   its affiliates since 1993. Mr. Moolenburgh holds a
                                                                   Master's degree from the Economics Faculty of the
                                                                   Erasmus University in Rotterdam.
                                      Edward Niehoff               Co-Portfolio Manager of the Fund since April, 1999. Mr.
                                                                   Niehoff has been associated with the Adviser and/or its
                                                                   affiliates since 1993. He holds a Master's degree in
                                                                   Technical Management Studies and is a Certified European
                                                                   Financial Analyst.
                                      Loes Pals-de Groot           Co-Portfolio Manager of the Fund since April, 1999. Ms.
                                                                   Pals-de Groot has been associated with the Adviser
                                                                   and/or its affiliates since 1971 in various investment
                                                                   management positions. Ms. Pals-de Groot holds a degree
                                                                   in Business Economics from the Instituut voor Sociale
                                                                   Wetenschappen.
                                      Wiepke Postma                Co-Portfolio Manager since April, 1999. Mr. Postma
                                                                   served as portfolio manager for the Fund from March,
                                                                   1997 to April, 1999. In 1984, he joined ABN AMRO Bank's
                                                                   Asset Management Department and was appointed Vice
                                                                   President in the same year. Mr. Postma holds a Master's
                                                                   degree in Economics.
                                      Jaap van der Geest           Co-Portfolio Manager of the Fund since October, 2000;
                                                                   Vice President of the Adviser. Mr. van der Geest has
                                                                   been associated with the Adviser and/or its affiliates
                                                                   since 1990. Mr. van der Geest has a Masters degree in
                                                                   Macro-Economics and Business Administration from the
                                                                   University of Groningen.
                                      Wouter van der Veen          Co-Portfolio Manager of the Fund since October, 2000;
                                                                   Senior Vice President of the Adviser. Mr. van der Veen
                                                                   has been associated with the Adviser and/or its
                                                                   affiliates since 1987, when he began his career as an
                                                                   equity analyst covering European banks. Since 2000, Mr.
                                                                   van der Veen has worked for ABN AMRO Asset Management as
                                                                   co-leader of the Global Equities team. Mr. van der Veen
                                                                   holds a Masters degree in economics from the University
                                                                   of Groningen.


            FUND NAME                   PORTFOLIO MANAGER(S)                        INVESTMENT EXPERIENCE
ABN AMRO Latin America Equity Fund    Luiz M. Ribeiro, Jr., CFA    Portfolio Manager of the Fund since November, 1997;
                                                                   Senior Vice President of the Adviser. Mr. Ribeiro has
                                                                   worked as an investment analyst with the Adviser and/or
                                                                   its affiliates since 1994. Mr. Ribeiro received a
                                                                   Business Degree from the University of Sao Paulo and an
                                                                   M.B.A. from IBMEC (Brazilian Institute of Capital
                                                                   Markets) in Sao Paulo.



                 FUND NAME                      GROSS MANAGEMENT FEE
ABN AMRO Asian Tigers Fund                             1.00%
ABN AMRO Europe Equity Growth Fund                     1.00%
ABN AMRO International Equity Fund                     1.00%
ABN AMRO Latin America Equity Fund                     1.00%

Shareholder Information

OPENING AN ACCOUNT

- Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for each ABN AMRO Fund are as follows:
  o Regular accounts: $2,500
  o Individual Retirement Accounts (IRAs): $500
  o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
  o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
- Make your initial investment using the following table as a guideline.

- All account openings must be in "good order."


BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
- The account number and Fund name are included
- The amount of the transaction is specified in dollars or shares
- Signatures of all owners appear exactly as they are registered on the account
- Any required signature guarantees (if applicable) are included
- Other supporting legal documents (as necessary) are present


       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
 BY MAIL                        - Complete and sign your              - Return the investment slip from a statement with your
                                application. - Make your check        check in the envelope provided and mail to us at the address
 ABN AMRO FUNDS                 payable to ABN AMRO Funds and mail                   at the left.
 P.O. BOX 9765                                 to us at the
 PROVIDENCE, RI 02940             address at the left.                - We accept checks, bank drafts, money orders and wires and
                                - We accept checks, bank drafts       ACH for purchases (see "Other Features" on p. 47-48). Checks
                                and money orders for purchases.         must be drawn on U.S. banks. There is a $20 charge for
                                Checks must be drawn on U.S. banks      returned checks.
                                to avoid any fees or delays in
                                processing your check.                - Give the following wire/ACH information to your bank:
                                - We do not accept third party          Boston Safe Deposit & Trust
                                  checks, which are checks made         ABA #01-10-01234
                                  payable to someone other than         For: ABN AMRO Funds
                                  the Funds.                            A/C 140414
                                                                        FBO "ABN AMRO Fund Number"
                                                                        "Your Account Number"
                                                                      - We do not accept third party checks, which are checks made payable to someone other than the Funds.
 BY PHONE                       - Obtain a fund number and account    - Verify that your bank or credit union is a member of the
                                by calling ABN AMRO Funds at the      ACH.
 800 992-8151                     number at the left.
                                                                      - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may         on your account application.
                                charge a fee) to wire or ACH the
                                  amount of your investment.          - When you are ready to add to your account, call ABN AMRO
                                                                      Funds and tell the representative the fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                  Boston Safe Deposit & Trust
                                  ABA #01-10-01234                    - Instruct your bank (who may charge a fee) to wire or ACH
                                  For: ABN AMRO Funds                 the amount of your investment.
                                  A/C 140414
                                  FBO "ABN AMRO Fund Number"          - Give the following wire/ACH information to your bank:
                                  "Your Account Number"                 Boston Safe Deposit & Trust
                                                                        ABA #01-10-01234
                                - Return your completed and signed      For: ABN AMRO Funds
                                  application to:                       A/C 140414
                                  ABN AMRO Funds                        FBO "ABN AMRO Fund Number"
                                  P.O. Box 9765                         "Your Account Number"
                                  Providence, RI 02940

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
 BY INTERNET                    - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
 WWW.ABNAMROFUNDS.COM             site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail" above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Shareholder Account Access."


EXCHANGING SHARES


After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one ABN AMRO fund to another within the same class of shares (for example, from ABN AMRO Value Fund to ABN AMRO Growth Fund). All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. This sale of your shares may be a taxable event for you.

ABN AMRO Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchanges must be in "good order."

SELLING/REDEEMING SHARES
Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.


       SELLING SHARES                    DESIGNED FOR...                         TO SELL SOME OR ALL OF YOUR SHARES...
 BY MAIL                        - Accounts of any type                - Write and sign a letter of instruction indicating the fund
                                - Sales or redemptions of any size      name, fund number, your account number, the name(s) in
 ABN AMRO FUNDS                                                         which the account is registered and the dollar value or
 P.O. BOX 9765                                                          number of shares you wish to sell.
 PROVIDENCE, RI 02940                                                 - Include all signatures and any additional documents that may be required. (See "Selling Shares in Writing").
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 26.

       SELLING SHARES                    DESIGNED FOR...                         TO SELL SOME OR ALL OF YOUR SHARES...
 BY PHONE                       - Non-retirement accounts             - For automated service 24 hours a day using your touch-tone
                                - Sales of up to $50,000 (for           phone, call 800 992-8151.
 800 992-8151                     accounts with telephone account     - To place your request with a Shareholder Service
                                  privileges)                           Representative, call between 9 am and 7 pm ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 26.
                                                                      - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                        Funds make reasonable attempts to verify that telephone
                                                                        instructions are genuine, but you are responsible for any
                                                                        loss that you may bear from telephone requests.
 BY INTERNET                    - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
 WWW.ABNAMROFUNDS.COM                                                 - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                        site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your account,
                                                                        access your account through ABN AMRO Funds' Web site and
                                                                        enter your redemption instructions in the highly secure
                                                                        area for shareholders only called "Shareholder Account
                                                                        Access." A check for the proceeds will be mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 26).

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
- your address of record has changed within the past 30 days
- you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association. A notary public cannot provide a signature guarantee.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

               SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered
                                         - Signature guarantee, if applicable (see above)
Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the accounts, exactly as the
                                           account is registered
                                         - Signature guarantee, if applicable (see above)
Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s)
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - Signature guarantee, if applicable (see above)
Joint tenancy shareholders whose co-     - Letter of instruction signed by the surviving tenant
tenants are deceased                     - Copy of death certificate
                                         - Signature guarantee, if applicable (see above)
Executors of shareholder estates         - Letter of instruction signed by executor
                                         - Copy of order appointing executor
                                         - Signature guarantee, if applicable (see above)
Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 to the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your account if the value of your account falls below $50 due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES
CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange
(NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value in accordance with guidelines adopted by the Board of Trustees.


Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and in accordance with guidelines adopted by the Board of Trustees.


EXECUTION OF REQUESTS
Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent to the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
- reject any purchase order
- suspend the offering of fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

SHORT-TERM TRADING
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

REDEMPTION FEES

All Funds in this prospectus can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons, these Funds assess a 2% fee on redemptions (including exchanges) of fund shares held for less than 90 days.


Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Funds' long-term shareholders. Each Fund will use the "first-in, first-out" (FIFO) method to determine the 90-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 90 days, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains).

Omnibus or similar accounts of certain pre-approved broker-dealers, banks and other institutions will not incur redemption fees at the account level. These accounts have multiple underlying shareholders who may be charged the redemption fee by the broker-dealer, bank or other institution. Certain pre-approved profit-sharing, pension and 401k plans are exempt from the redemption fee.

ACCOUNT POLICIES AND DIVIDENDS
ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
- after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to consolidate your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-9151. We will continue to distribute reports to you in separate mailings.

DIVIDENDS
The following table shows the Fund's distribution schedule.

DISTRIBUTIONS
The Funds distribute income dividends and capital gains. Income dividends represent the earnings from a Fund's investments; capital gains occur when a Fund sells a portfolio security for more than the original purchase price.

                             DISTRIBUTION SCHEDULE

                FUNDS                                  DIVIDENDS
International Equity Funds               - Declared and paid annually, if any

                FUNDS                              CAPITAL GAINS DISTRIBUTION
International Equity Funds             - Distributed at least once a year, in December, if
                                       any


DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES
AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
- complete the appropriate sections of the account application

- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. 9765, Providence, RI 02940.


ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.

Our Web site is highly secure to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are follows.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
- you must have at least $50,000 in your account
- determine the schedule: monthly, quarterly, semi-annually or annually
- call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS
ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education IRAs, SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. There is no annual maintenance fee for IRAs. To find our more, call ABN AMRO Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES
To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of no more than 0.25% is paid out of each Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of fund shares and for services provided to shareholders. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
ABN AMRO Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when ABN AMRO Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Advisers generally determine in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, ABN AMRO Funds considers a broker-dealer's reliability, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Funds.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Funds is included in the Statement of Additional Information.

TAXES
Distributions you receive from a Fund may be taxable whether or not you reinvest them.

- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.
- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.
- Distributions of any net investment income are taxable to you as ordinary income.
- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a fund.
- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
- Each Fund is obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.

Financial Highlights

ABN AMRO ASIAN TIGERS FUND


                                        Six Months
                                           Ended           Year          Year          Year          Year          Year
                                         06/30/01         Ended         Ended         Ended         Ended         Ended
                                        (unaudited)      12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
                                        -----------      --------      --------      --------      --------      --------
Net Asset Value, Beginning of
  Period                                     $6.76        $10.92         $6.73         $7.60        $11.91        $10.45
                                           -------       -------       -------       -------       -------       -------
  Income from Investment
    Operations
  Net investment income (loss)                0.01         (0.03)         0.00(a)       0.07          0.04          0.02
  Net realized and unrealized gain
    on investments                           (0.73)        (4.13)         4.19         (0.93)        (4.32)         1.48
                                           -------       -------       -------       -------       -------       -------
  Total from investment operations           (0.72)        (4.16)         4.19         (0.86)        (4.28)         1.50
  Less Distributions
  Distributions from and in excess
    of net investment income                    --            --            --         (0.01)        (0.02)        (0.04)
  Distributions from net realized
    gain on investments                         --            --            --            --         (0.01)        (0.02)
  Return of Capital                             --            --            --            --            --          0.02
                                           -------       -------       -------       -------       -------       -------
  Total Distributions                           --          0.00            --         (0.01)        (0.03)        (0.04)
Net increase (decrease) in net
  asset value                                (0.72)        (4.16)         4.19         (0.87)        (4.31)         1.46
Net Asset Value, End of Period               $6.04         $6.76        $10.92         $6.73         $7.60        $11.91
                                           =======       =======       =======       =======       =======       =======
Total Return(1)                             (10.65)       (38.10)%       62.26%       (11.37)%      (35.98)%       14.55%(b)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in
  000's)                                   $17,238       $18,135       $50,994       $28,202       $34,664       $33,602
Ratio of expenses to average net
  assets:
  Before reimbursement of expenses
    by Adviser(2)                             1.96%         1.76%         1.62%         1.67%         1.60%         1.54%
  After reimbursement of expenses
    by Adviser(2)                             1.96%         1.76%         1.62%         1.67%         1.60%         1.54%
Ratio of net investment income to
average of net assets:
  Before reimbursement of expenses
    by Adviser(2)                             0.31%        (0.14)%        0.01%         0.91%         0.50%         0.23%
  After reimbursement of expenses
    by Adviser(2)                             0.31%        (0.14)%        0.01%         0.91%         0.50%         0.23%
Portfolio Turnover(1)                           28%           82%           83%           57%           42%           24%



(a)Per share was less than $0.005.


Capital Contribution:


(b)The total return for the period ended December 31, 1996 includes the effect of capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return would have been 14.36%.


(1)Not Annualized.


(2)Annualized.

ABN AMRO EUROPE EQUITY GROWTH FUND


                                                                   Six
                                                                 Months
                                                                  Ended            Year
                                                                06/30/01           Ended
                                                               (unaudited)      12/31/00(a)
                                                               -----------      -----------
Net Asset Value, Beginning of Period                              $10.05           $10.00
                                                               ---------        ---------
  Income from Investment Operations                                   --               --
  Net investment income (loss)                                                       0.00
  Net realized and unrealized loss on investments                  (2.41)           (0.12)
                                                               ---------        ---------
  Total from investment operations                                 (2.41)           (0.12)
                                                               ---------        ---------
Net Increase from Payment by Affiliates                             0.01             0.17
Net increase (decrease) in net asset value                         (2.40)            0.05
                                                               ---------        ---------
Net Asset Value, End of Period                                     $7.65           $10.05
                                                               =========        =========
Total Return(1)                                                   (23.88)%           0.50%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)                             $15,339          $20,104
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                    1.89%            1.54%
  After reimbursement of expenses by Adviser(2)                     1.89%            1.54%
Ratio of net investment income to average of net assets:
  Before reimbursement of expenses by Adviser(2)                   (0.09)%          (0.33)%
  After reimbursement of expenses by Adviser(2)                    (0.09)%          (0.33)%
Portfolio Turnover(1)                                                 13%              --



(a)Commenced operations on December 18, 2000. All ratios except the total return for the period have been annualized.


(1)Not Annualized.


(2)Annualized.

ABN AMRO INTERNATIONAL EQUITY FUND


                                                  Six Months
                                                     Ended         Year        Year        Year        Year        Year
                                                   06/30/01       Ended       Ended       Ended       Ended       Ended
                                                  (unaudited)    12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                                  -----------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period                 $17.82       $25.08      $18.97      $15.38      $15.83      $14.56
                                                   --------      --------    --------    --------    -------     -------
  Income from Investment Operations
  Net investment income (loss)                         0.03        (0.06)       0.04        0.01        0.04        0.06
  Net realized and unrealized gain (loss) on
    investments                                       (3.65)       (5.66)       7.75        3.85        0.68        1.37
                                                   --------      --------    --------    --------    -------     -------
  Total from investment operations                    (3.62)       (5.72)       7.79        3.86        0.72        1.43
  Less Distributions
  Distributions from and in excess of net
  investment income                                      --           --          --       (0.09)      (0.08)      (0.04)
  Distributions from net realized gain on
  investments                                         (0.93)       (1.54)      (1.68)      (0.18)      (1.09)      (0.15)
                                                   --------      --------    --------    --------    -------     -------
Return of Capital                                        --           --          --          --          --        0.03
                                                   --------      --------    --------    --------    -------     -------
  Total Distributions                                 (0.93)       (1.54)      (1.68)      (0.27)      (1.17)      (0.19)
                                                   --------      --------    --------    --------    -------     -------
Net increase (decrease) in net asset value            (4.55)       (7.26)       6.11        3.59       (0.45)       1.27
Net Asset Value, End of Period                       $13.27       $17.82      $25.08      $18.97      $15.38      $15.83
                                                   ========      ========    ========    ========    =======     =======

Total Return(1)                                      (20.34)%     (22.87)%     41.86%      25.43%       4.56%      10.09%*

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)                $97,373      $130,699    $204,922    $142,862    $85,440     $96,442
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)       1.34%        1.31%       1.31%       1.38%       1.35%       1.36%
  After reimbursement of expenses by Adviser(2)        1.34%        1.31%       1.31%       1.38%       1.35%       1.36%
Ratio of net investment income to average of net
assets:
  Before reimbursement of expenses by Adviser(2)       0.40%       (0.17)%      0.15%       0.02%       0.23%       0.44%
  After reimbursement of expenses by Adviser(2)        0.40%       (0.17)%      0.15%       0.02%       0.23%       0.44%
Portfolio Turnover(1)                                    16%          38%         31%         31%         17%          9%



(1)Not annualized


(2)Annualized


Capital Contribution:


*The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return would have been 9.87%.

ABN AMRO LATIN AMERICA EQUITY FUND


                                                  Six Months
                                                     Ended        Year       Year       Year       Year        Year
                                                   06/30/01      Ended      Ended      Ended      Ended        Ended
                                                  (unaudited)   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96(a)
                                                  -----------   --------   --------   --------   --------   -----------
Net Asset Value, Beginning of Period                  $10.55      $13.97      $8.12     $13.13     $10.24       $10.00
                                                  ----------    --------   --------   --------   --------    ---------
  Income from Investment Operations
  Net realized and unrealized gain (loss) on
  investments                                           0.62       (2.92)      5.83      (4.96)      3.54         0.26
  Net investment income (loss)                          0.05       (0.03)      0.03       0.18       0.05        (0.02)
                                                  ----------    --------   --------   --------   --------    ---------
  Total from investment operations                      0.67       (2.95)      5.86      (4.78)      3.59         0.24
  Less Distributions
  Distributions from and in excess of net
  investment income                                       --          --      (0.01)     (0.15)     (0.03)          --
  Distributions from net realized gain on
  investments                                             --       (0.47)        --      (0.08)     (0.67)          --
                                                  ----------    --------   --------   --------   --------    ---------
  Total Distributions                                     --       (0.47)     (0.01)     (0.23)     (0.70)          --
                                                  ----------    --------   --------   --------   --------    ---------
Net increase (decrease) in net asset value              0.67       (3.42)      5.85      (5.01)      2.89         0.24
                                                  ----------    --------   --------   --------   --------    ---------
Net Asset Value, End of Period                        $11.22      $10.55     $13.97      $8.12     $13.13       $10.24
                                                  ==========    ========   ========   ========   ========    =========

Total Return(1)                                         6.26%     (21.07)%    72.41%    (36.33)%    35.50%        2.40%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)                 $16,205     $21,105    $30,684    $17,993    $33,271      $11,490
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)        2.07%       1.73%      1.88%      1.75%      1.50%        2.09%
  After reimbursement of expenses by Adviser(2)         2.07%      (0.18)%     0.34%      1.38%      0.56%       (0.55)%
Ratio of net investment income to average net
assets:
  Before reimbursement of expenses by Adviser(2)        0.86%       1.73%      1.88%      1.75%      1.50%        2.09%
  After reimbursement of expenses by Adviser(2)         0.86%      (0.18)%     0.34%      1.38%      0.56%       (0.55)%
Portfolio Turnover(1)                                    190%        143%       145%        92%        45%          10%(2)



(a)Commenced operations on July 1, 1996. All ratios except for the total return for the period have been annualized.


(1)Not annualized.


(2)Annualized.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS
You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference and dated September 27, 2001, is available to you without charge. It contains more detailed information about the Funds.


HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:


Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940
Phone:      Shareholder Services              800 992-8151
            Fund Literature
            Investment Advisor Services       800-597-9704
Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com


OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

  [ABN AMRO LOGO]

                                 ABN AMRO FUNDS

                                                       INTERNATIONAL

                                                    CLASS N AND I SHARES

      Prospectus
                                 INTERNATIONAL EQUITY FUNDS


                                 Blairlogie International Developed Fund


                                 Blairlogie Emerging Markets Fund



                     SEPTEMBER 27, 2001


The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares
or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

  [ABN AMRO LOGO]

Thank you for your interest in ABN AMRO Funds. Our diversified family of no-load funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or college funding. Please read this prospectus carefully and keep it for future reference.
For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------

                                 ABN AMRO FUNDS
                                   TABLE OF CONTENTS


                                                                                                      Page
                                                     FUND SUMMARIES                                     2
                                                     Investment Objectives, Principal Investment
                                                       Strategies and Risks                             2
                                                         INTERNATIONAL EQUITY FUNDS
                                                         Blairlogie International Developed Fund        3
                                                         Blairlogie Emerging Markets Fund               4
                                                         Fund Expenses                                  6

                                                     INVESTMENT TERMS                                   7

                                                     MORE ABOUT ABN AMRO FUNDS                          8
                                                         RISK SUMMARY                                   8
                                                         OTHER INVESTMENT STRATEGIES                    8

                                                     MANAGEMENT OF THE FUNDS                           10
                                                         THE ADVISER                                   10

                                                     SHAREHOLDER INFORMATION                           11
                                                         Opening an Account: Buying Shares             11
                                                         Exchanging Shares                             12
                                                         Selling/Redeeming Shares                      12
                                                         Transaction Policies                          16
                                                         Account Policies and Dividends                17
                                                         Additional Investor Services                  17
                                                         Distribution Plan                             18
                                                         Portfolio Transactions and Brokerage
                                                           Commissions                                 18

                                                     DIVIDENDS, DISTRIBUTIONS AND TAXES                19

                                                     FINANCIAL HIGHLIGHTS                              20

                                                     GENERAL INFORMATION                              Back
                                                                                                       Cover

EQUITY FUNDS: INTERNATIONAL


Blairlogie International Developed Fund


INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in a diversified portfolio of international equity securities of developed markets. In selecting securities, the portfolio manager combines top-down country selection with bottom-up stock selection to attempt to maximize returns while controlling risk. In choosing countries, the portfolio manager uses a model that evaluates four key criteria:
- monetary issues
- earnings momentum
- market valuation
- technical performance

In choosing stocks, the portfolio manager considers such factors as:
- strong balance sheets
- history of earnings growth
- performance within a stock/company's industry
- attractive price-to-earnings value and price-to-book value

The portfolio may include securities that ultimately comprise the MSCI EAFE Index, but it is not limited to those securities or their weightings in the Index.

If practicable, the portfolio manager also considers the company's environmental business practices based on the availability of such information.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

EQUITY FUNDS: INTERNATIONAL

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The following additional risks apply to the Fund.

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities. Specific risks may include:
     - CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

     - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

     - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective. See page 9 for a chart.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.



          CALENDAR YEAR TOTAL RETURN*


[BAR GRAPH]

                                                                        TOTAL RETURN
                                                                        ------------
1994                                                                         7.05
1995                                                                        17.13
1996                                                                         5.83
1997                                                                         1.92
1998                                                                        23.92
1999                                                                        21.13
2000                                                                       -17.51


Year-to-date (as of
  6/30/01):                    -18.02%
Best quarter:           3/98    18.96%
Worst quarter:          9/98   -15.85%



*For 1994-1998, the performance figures
reflected are those of a predecessor fund, PIMCO International Developed Fund.



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the MSCI
EAFE Index and the Lipper International Fund
Index.



          AVERAGE ANNUAL TOTAL RETURN


   (For the periods ended December 31, 2000)



                      Blairlogie
                     International      Blairlogie
                       Developed     International(1)    MSCI        Lipper
                         Fund           Developed        EAFE     International
                        I Class         N Class(2)       Index     Fund Index
-----------------------------------------------------------------------------------

    1 year              -17.51%           -17.74%       -13.96%      -14.72%
-----------------------------------------------------------------------------------

    5 years               5.95%             5.64%         7.43%       10.20%
-----------------------------------------------------------------------------------

    Since
    Inception(1)          7.88%             7.34%         8.29%       10.38%
-----------------------------------------------------------------------------------



(1)Fund's inception: June 8, 1993. MSCI EAFE
Index and Lipper International Fund Index data computed from May 31, 1993.



(2)Fund's inception: November 30, 1994.

EQUITY FUNDS: INTERNATIONAL


Blairlogie Emerging Markets Fund


INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in common stocks of companies located in countries identified as emerging markets countries. In selecting securities, the portfolio manager combines top-down country selection with bottom-up stock selection to attempt to maximize returns while controlling risk. In choosing countries, the portfolio manager uses a model that evaluates four key criteria:
- monetary issues
- earnings momentum
- market valuation
- technical performance

The Fund invests primarily but not exclusively in some or all of the following emerging market countries:

  Argentina        Greece        Jordan        Poland        Taiwan
  Brazil           Hong Kong     Malaysia      Romania       Thailand
  Chile            Hungary       Mexico        Russia        Turkey
  China            India         Pakistan      South Africa  Venezuela
  Colombia         Indonesia     Peru          South Korea   Zimbabwe
  Czech            Israel        Philippines   Sri Lanka
  Republic

In choosing stocks, the portfolio manager considers such factors as:
- strong balance sheets
- history of earnings growth
- performance within a stock/company's industry
- attractive price-to-earnings value and price-to-book value

If practicable, the portfolio manager also considers the company's environmental business practices based on the availability of such information.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

EQUITY FUNDS: INTERNATIONAL

Investing in the securities of foreign issuers, and particularly emerging market issuers, involves special risks and considerations not typically associated with investing in U.S. companies. Investing in countries that are considered emerging markets poses additional risks. The following additional risks apply to the Fund.

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities. Specific risks may include:

     - CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

     - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, governmental instability or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

     - REGULATORY RISK: In foreign countries, typically there are little or no uniform accounting, auditing or financial reporting standards or other regulatory practices and requirements that are common with U.S. companies.

EMERGING MARKETS RISK: Emerging market countries typically have economic structures that are less diverse and mature than those of developed countries. Their political systems may be less stable, and they may have less developed legal systems. National policies may restrict foreign investments. The small size of the securities market can make investments illiquid. The value of the investments may fluctuate more widely than in developed countries. Special custody arrangements may also be needed.
LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective. See page 9 for a chart.


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.



          CALENDAR YEAR TOTAL RETURN*


[BAR GRAPH]

                                                                        TOTAL RETURN
                                                                        ------------
1994                                                                        -7.78
1995                                                                       -12.54
1996                                                                         4.82
1997                                                                        -2.01
1998                                                                       -27.39
1999                                                                        60.02
2000                                                                       -31.83


Year-to-date (as of
  6/30/01):                     -1.21%
Best quarter:          12/93    33.62%
Worst quarter:          9/98   -25.25%



*For 1994-1998, the performance figures
reflected are those of a predecessor fund, PIMCO Emerging Markets Fund.



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the MSCI
Emerging Markets Free Index and the Lipper
Emerging Markets Fund Index.



          AVERAGE ANNUAL TOTAL RETURN


   (For the periods ended December 31, 2000)



                     Blairlogie   Blairlogie
                      Emerging     Emerging       MSCI        Lipper
                      Markets      Markets      Emerging     Emerging
                        Fund         Fund       Markets      Markets
                      I Class      N Class     Free Index   Fund Index
--------------------------------------------------------------------------

    1 year             -31.83%      -31.85%     -30.61%       -30.90%
--------------------------------------------------------------------------

    5 years             -4.04%       -4.25%      -4.17%        -2.97%
--------------------------------------------------------------------------

    Since
    Inception(1)         0.35%     8.51%(2)       1.49%           N/A
--------------------------------------------------------------------------



(1)Fund's inception: June 1, 1993. MSCI
Emerging Markets Free Index and Lipper Emerging
Markets Fund Index data computed from May 31,
1993.


(2)Fund's inception: October 20, 1994.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing with ABN AMRO Funds, you do not incur any sales loads or exchange fees and generally no redemption fees. However, a redemption fee is charged in some cases.


FUND                                            REDEMPTION FEE
Blairlogie International Developed             2% within 90 days
Blairlogie Emerging Markets                    2% within 90 days


Also, for all Funds, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.

EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.


                                                                                          TOTAL                NET
                                                  MANAGEMENT   DISTRIBUTION    OTHER     EXPENSE     FEE     EXPENSE
FUND                                                 FEES      (12B-1) FEES   EXPENSES    RATIO    WAIVERS   RATIO(1)
Blairlogie International Developed       Class N     0.85%         0.25%        0.33%     1.43%     (0.08)%    1.35%
Blairlogie Emerging Markets              Class N     0.85          0.25         0.87      1.97      (0.37)     1.60
Blairlogie International Developed       Class I     0.85           n/a         0.33      1.18      (0.08)     1.10
Blairlogie Emerging Markets              Class I     0.85           n/a         0.87      1.72      (0.37)     1.35



EXPENSE TABLES                                                           1 YEAR         3 YEAR         5 YEAR         10 YEAR
                                           Class
Blairlogie International Developed         N                              $137           $445          $ 774          $1,706
                                           Class
Blairlogie Emerging Markets                N                               163            583          1,028           2,266
                                           Class
Blairlogie International Developed         I                               112            367            641           1,425
                                           Class
Blairlogie Emerging Markets                I                               137            506            899           1,999



(1)The above table reflects a continuation of the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the actual expenses for the fiscal year ended October 31, 2000. The Advisers are contractually obligated to waive management fees and/or reimburse expenses through December 31, 2001 at the rates shown in the table.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING: An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.


DEVELOPED MARKETS: Countries that are considered to have a high level of overall economic and securities market development as well as stable financial and political policies. Developed countries generally include the United States, Japan and Western Europe.


DIVERSIFICATION: The practice of investing in a broad range of securities to reduce risk.

EMERGING MARKETS: Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

GROWTH INVESTING: An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

LARGE-CAP STOCKS: Stocks issued by large companies. ABN AMRO Funds defines a large-cap company as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multi-nationals.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION: Value of a corporation or other entity as determined by the market price of its securities.

MSCI EAFE INDEX: The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index, a market-weighted aggregate of 20 individual country indices/indexes that collectively represent many of the major world markets, excluding the U.S. and Canada.


MSCI EMERGING MARKETS FREE INDEX: The Morgan Stanley Capital International Emerging Markets Free Index, a market-capitalization weighted index composed of 26 of the world's developing markets.



MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.


NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.


TOP-DOWN INVESTING: An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.


TOTAL RETURN: A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.


VALUE INVESTING: An investing approach involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stocks.

More About ABN AMRO Funds

RISK SUMMARY

The following chart compares the principal risks of investing in each Fund.


                                         EMERGING           FOREIGN             GROWTH         LIQUIDITY     MANAGER   MARKET
                                         MARKETS           SECURITIES           STOCK

Blairlogie International Developed
  Fund                                                         X                                   X            X         X
Blairlogie Emerging Markets Fund            X                  X                                   X            X         X

                                           VALUE
                                           STOCK
Blairlogie International Developed
  Fund
Blairlogie Emerging Markets Fund             X


DEFENSIVE STRATEGY RISK
There may be times when a fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

OTHER INVESTMENT STRATEGIES
In addition to the primary investment strategies described in our fund summaries, there may be times when ABN AMRO Funds uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

ADRS/EDRS/GDRS
Certain Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement. The Funds have no intention of investing in unsponsored ADRs, EDRs or GDRs.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.


COMMERCIAL PAPER


Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.


CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit qualify of the issuer and any call provisions. There is the risk that the issuer or the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

DERIVATIVES
The Funds may invest in derivatives to limit risk in a portfolio or enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction that the portfolio manager anticipates.


INVESTMENT COMPANIES

To the extent permitted by the 1940 Act, Funds may invest in securities issued by other investment companies. Generally, Funds invest in other investment companies in connection with the management of their daily cash position. The International Equity Funds may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issues located in one foreign country. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each bears directly in connection with its own operations.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.


RULE 144A SECURITIES

Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.



                                     ADRS/EDRS/GDRS  COMMERCIAL  CONVERTIBLE  DERIVATIVES    EQUITY     FOREIGN    INVESTMENT
                                                       PAPER     SECURITIES    (OPTIONS,   SECURITIES  SECURITIES  COMPANIES
                                                                               FORWARDS,
                                                                               FUTURES,
                                                                                SWAPS)
Blairlogie International Developed
  Fund                                    X              X            X           X           X P         X P          X
Blairlogie Emerging Markets Fund          X              X            X           X           X P         X P          X

                                     PREFERRED   REPURCHASE             RULE
                                       STOCKS    AGREEMENTS             144A
                                                                     SECURITIES

Blairlogie International Developed
  Fund                                   X           X                   X
Blairlogie Emerging Markets Fund         X           X                   X


P = components of a fund's primary investment strategy

Management of the Funds


THE ADVISER


BLAIRLOGIE CAPITAL MANAGEMENT


Blairlogie Capital Management is the Adviser to the Funds and is located at 4th Floor, 125 Princes Street, Edinburgh, Scotland. Investment management teams make the investment decisions for each Fund. James G. S. Smith leads the investment team that manages each Fund. The firm was founded in 1992 and is an indirect subsidiary of ABN AMRO North America Newco, Inc. As of December 31, 2000, Blairlogie managed approximately $1.1 billion in assets, primarily for institutional clients.



FUND NAME                             PORTFOLIO MANAGER       INVESTMENT EXPERIENCE
Blairlogie International              James G. S. Smith       Portfolio Manager of the Funds since their inception in
  Developed Fund                                              1993; Chief Investment Officer at Blairlogie. He has been
Blairlogie Emerging   Markets Fund                            with the firm since 1992 and is responsible for setting
                                                              investment policy and determining asset allocation; he also manages the investment team. Mr. Smith holds a BSc in
                                                              Economics from London University.






                 FUND NAME                      GROSS MANAGEMENT FEE
Blairlogie International Developed Fund                0.85%
Blairlogie Emerging Markets Fund                       0.85%

Shareholder Information

OPENING AN ACCOUNT

- Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for each ABN AMRO Fund are as follows:


BLAIRLOGIE INTERNATIONAL DEVELOPED FUND N SHARES AND BLAIRLOGIE EMERGING MARKETS FUND N SHARES:

- Regular accounts: $2,500
- Individual Retirement Accounts (IRAs): $500
- Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
- Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
- Make your initial investment using the following table as a guideline.


BLAIRLOGIE INTERNATIONAL DEVELOPED FUND I SHARES AND BLAIRLOGIE EMERGING MARKETS FUND I SHARES: $1 MILLION


- Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:


  o clients of a financial consultant


  o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)


  o a corporate or other legal entity


- Minimum initial investment requirements may be waived:


  o for Trustees and employees of The Chicago Capital Company, Montag & Caldwell, Blairlogie Capital Management and Veredus, their affiliated companies


  o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement



       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
 BY MAIL                        - Complete and sign your              - Return the investment slip from a statement with your
                                application. - Make your check        check in the envelope provided and mail to us at the address
 ABN AMRO FUNDS                 payable to ABN AMRO Funds and mail                   at the left.
 P.O. BOX 9765                                 to us at the
 PROVIDENCE, RI 02940             address at the left.                - We accept checks, bank drafts, money orders and wires and
                                - We accept checks, bank drafts       ACH for purchases (see "Other Features" on p. 47-48). Checks
                                and money orders for purchases.         must be drawn on U.S. banks. There is a $20 charge for
                                Checks must be drawn on U.S. banks      returned checks.
                                to avoid any fees or delays in
                                processing your check.                - Give the following wire/ACH information to your bank:
                                - We do not accept third party          Boston Safe Deposit & Trust
                                  checks, which are checks made         ABA #01-10-01234
                                  payable to someone other than         For: ABN AMRO Funds
                                  the Funds.                            A/C 140414
                                                                        FBO "ABN AMRO Fund Number"
                                                                        "Your Account Number"
                                                                      - We do not accept third party checks, which are checks made payable to someone other than the Funds.
 BY PHONE                       - Obtain a fund number and account    - Verify that your bank or credit union is a member of the
                                by calling ABN AMRO Funds at the      ACH.
 800 992-8151                     number at the left.
                                                                      - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may         on your account application.
                                charge a fee) to wire or ACH the
                                  amount of your investment.          - When you are ready to add to your account, call ABN AMRO
                                                                      Funds and tell the representative the fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                  Boston Safe Deposit & Trust
                                  ABA #01-10-01234                    - Instruct your bank (who may charge a fee) to wire or ACH
                                  For: ABN AMRO Funds                 the amount of your investment.
                                  A/C 140414
                                  FBO "ABN AMRO Fund Number"          - Give the following wire/ACH information to your bank:
                                  "Your Account Number"                 Boston Safe Deposit & Trust
                                                                        ABA #01-10-01234
                                - Return your completed and signed      For: ABN AMRO Funds
                                  application to:                       A/C 140414
                                  ABN AMRO Funds                        FBO "ABN AMRO Fund Number"
                                                                        "Your Account Number"

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
 BY INTERNET                    - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
 WWW.ABNAMROFUNDS.COM             site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail" above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Shareholder Account Access."


BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN


- The account number and Fund name are included
- The amount of the transaction is specified in dollars or shares
- Signatures of all owners appear exactly as they are registered on the account
- Any required signature guarantees (if applicable) are included
- Other supporting legal documents (as necessary) are present

EXCHANGING SHARES
After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.


You can exchange shares from one ABN AMRO fund to another within the same class of shares (for example, from Blairlogie International Developed Fund to Blairlogie Emerging Markets Fund). All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.


HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. This sale of your shares may be a taxable event for you.

ABN AMRO Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchanges must be in "good order."

SELLING/REDEEMING SHARES
Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.

       SELLING SHARES                    DESIGNED FOR...                         TO SELL SOME OR ALL OF YOUR SHARES...
 BY MAIL                        - Accounts of any type                - Write and sign a letter of instruction indicating the fund
                                - Sales or redemptions of any size      name, fund number, your account number, the name(s) in
 ABN AMRO FUNDS                                                         which the account is registered and the dollar value or
 P.O. BOX 9765                                                          number of shares you wish to sell.
 PROVIDENCE, RI 02940                                                 - Include all signatures and any additional documents that may be required. (See "Selling Shares in Writing").
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 17.

 BY PHONE                       - Non-retirement accounts             - For automated service 24 hours a day using your touch-tone
                                - Sales of up to $50,000 (for           phone, call 800 992-8151.
 800 992-8151                     accounts with telephone account     - To place your request with a Shareholder Service
                                  privileges)                           Representative, call between 9 am and 7 pm ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 17.
                                                                      - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                        Funds make reasonable attempts to verify that telephone
                                                                        instructions are genuine, but you are responsible for any
                                                                        loss that you may bear from telephone requests.
 BY INTERNET                    - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
 WWW.ABNAMROFUNDS.COM                                                 - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                        site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your account,
                                                                        access your account through ABN AMRO Funds' Web site and
                                                                        enter your redemption instructions in the highly secure
                                                                        area for shareholders only called "Shareholder Account
                                                                        Access." A check for the proceeds will be mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 17).

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
- your address of record has changed within the past 30 days
- you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association. A notary public cannot provide a signature guarantee.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

               SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered
                                         - Signature guarantee, if applicable (see above)
Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the accounts, exactly as the
                                           account is registered
                                         - Signature guarantee, if applicable (see above)
Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s)
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - Signature guarantee, if applicable (see above)
Joint tenancy shareholders whose co-     - Letter of instruction signed by the surviving tenant
tenants are deceased                     - Copy of death certificate
                                         - Signature guarantee, if applicable (see above)
Executors of shareholder estates         - Letter of instruction signed by executor
                                         - Copy of order appointing executor
                                         - Signature guarantee, if applicable (see above)
Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 to the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your account if the value of your account falls below $50 due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES
CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange
(NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value in accordance with guidelines adopted by the Board of Trustees.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and in accordance with guidelines adopted by the Board of Trustees. The NAV may change on days when shareholders may not be able to purchase, redeem or exchange shares.

EXECUTION OF REQUESTS
Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent to the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
- reject any purchase order
- suspend the offering of fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

SHORT-TERM TRADING
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

REDEMPTION FEES

The Fund can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons, the Funds can assess a 2% fee on redemptions (including exchanges) of fund shares held for less than 90 days.


Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Funds' long-term shareholders. Each Fund will use the "first-in, first-out" (FIFO) method to determine the 90-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 90 days, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains).

Omnibus or similar accounts of certain pre-approved broker-dealers, banks and other institutions will not incur redemption fees at the account level. These accounts have multiple underlying shareholders who may be charged the redemption fee by the broker-dealer, bank or other institution. Certain pre-approved profit-sharing, pension and 401k plans are exempt from the redemption fee.

ACCOUNT POLICIES AND DIVIDENDS
ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
- after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to consolidate your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-9151. We will continue to distribute reports to you in separate mailings.


DISTRIBUTIONS


The Funds distribute income dividends and capital gains. Income dividends represent the earnings from a Fund's investments; capital gains occur when a Fund sells a portfolio security for more than the original purchase price.


DIVIDENDS

Dividends will be declared and paid annually, if applicable. Capital gains will be distributed at least once a year, in December if applicable.



DIVIDEND REINVESTMENTS

Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES
AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
- complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and
  application to ABN AMRO Funds, P.O.          .

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.

Our Web site is highly secure to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are follows.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
- you must have at least $50,000 in your account
- determine the schedule: monthly, quarterly, semi-annually or annually
- call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS
ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education IRAs, SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. There is no annual maintenance fee for IRAs. To find our more, call ABN AMRO Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES
To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of no more than 0.25% is paid out of each Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of fund shares and for services provided to shareholders. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
ABN AMRO Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when ABN AMRO Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Advisers generally determine in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, ABN AMRO Funds considers a broker-dealer's reliability, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Funds.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Funds is included in the Statement of Additional Information.

TAXES
Distributions you receive from a Fund may be taxable whether or not you reinvest them.

- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.
- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.
- Distributions of any net investment income are taxable to you as ordinary income.
- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a fund.
- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
- Each Fund is obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.

Financial Highlights

BLAIRLOGIE INTERNATIONAL DEVELOPED FUND -- N CLASS


                                     Six Months                   Six         Ten                             Eight
                                        Ended         Year       Months     Months      Year       Year      Months
                                       4/30/01       Ended       Ended       Ended      Ended      Ended      Ended
                                     (unaudited)    10/31/00    10/31/99    4/30/99    6/30/98    6/30/97    6/30/96
                                     -----------    --------    --------    -------    -------    -------    -------
Net Asset Value, Beginning of
  Period                               $11.43        $13.37      $12.70     $14.30     $13.05     $12.51     $11.73
                                       ------        ------      ------     ------     ------     ------     ------
  Income from Investment
    Operations
  Net investment income (loss)          (0.01)           --        0.06      (0.02)      0.17       0.06       0.69
  Net realized and unrealized
    gain (loss) on investments          (0.86)        (0.73)       0.61       0.16       1.69       1.09       0.72
                                       ------        ------      ------     ------     ------     ------     ------
  Total from investment
    operations                          (0.87)        (0.73)       0.67       0.14       1.86       1.15       1.41
                                       ------        ------      ------     ------     ------     ------     ------
  Less Distributions
  Distributions from and in
    excess of net investment
    income                                 --         (0.08)         --         --      (0.03)        --      (0.42)
  Distributions from net realized
    gain on investments                 (4.05)        (1.13)         --      (1.74)     (0.58)     (0.61)     (0.21)
                                       ------        ------      ------     ------     ------     ------     ------
  Total distributions                   (4.05)        (1.21)         --      (1.74)     (0.61)     (0.61)     (0.63)
                                       ------        ------      ------     ------     ------     ------     ------
Net increase (decrease) in net
  asset value                           (4.92)        (1.94)       0.67      (1.60)      1.25       0.54       0.78
                                       ------        ------      ------     ------     ------     ------     ------
Net Asset Value, End of Period         $ 6.51        $11.43      $13.37     $12.70     $14.30     $13.05     $12.51
                                       ======        ======      ======     ======     ======     ======     ======
Total Return(1)                        (10.64)%       (6.58)%      5.35%      1.05%     15.33%      9.77%     12.33%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in
  000's)                               $5,003        $6,019      $7,516     $5,278(3)  $6,299     $2,302     $5,624
Ratio of expenses to average net
  assets:
  Before reimbursement of
    expenses by Adviser(2)               1.57%         1.43%       1.41%      1.41%      1.36%      1.38%      1.35%
  After reimbursement of expenses
    by Adviser(2)                        1.35%         1.35%       1.35%      1.41%      1.36%      1.38%      1.35%
Ratio of net investment income
  (loss) to average of net
  assets:
  Before reimbursement of
    expenses by Adviser(2)              (0.37)%       (0.12)%      0.95%     (0.21)%     1.31%      0.52%      1.04%
  After reimbursement of expenses
    by Adviser(2)                       (0.15)%       (0.04)%      1.01%     (0.21)%     1.31%      0.52%      1.04%
Portfolio Turnover(1)                   38.38%        50.86%      28.91%     36.00%     60.00%     77.00%     60.00%



(1)Not Annualized


(2)Annualized


(3)Net assets at end of period do not reflect Class A, B, or C net assets prior to April 30, 1999.

BLAIRLOGIE EMERGING MARKETS FUND -- N CLASS



                                       Six Months                  Six         Ten                             Eight
                                          Ended        Year       Months     Months      Year       Year      Months
                                         4/30/01      Ended       Ended       Ended      Ended      Ended      Ended
                                       (unaudited)   10/31/00    10/31/99    4/30/99    6/30/98    6/30/97    6/30/96
                                       -----------   --------    --------    -------    -------    -------    -------
Net Asset Value, Beginning of
  Period                                 $ 9.86       $10.75      $10.42     $10.14     $13.95     $12.63     $11.24
                                         ------       ------      ------     ------     ------     ------     ------
  Income from Investment Operations
  Net investment income                    0.05         0.05        0.05       0.05       0.09         --       0.02
  Net realized and unrealized gain
    (loss) on investments                 (0.78)       (0.92)       0.28       0.23      (3.90)      1.32       1.40
                                         ------       ------      ------     ------     ------     ------     ------
  Total from investment operations        (0.73)       (0.87)       0.33       0.28      (3.81)      1.32       1.42
                                         ------       ------      ------     ------     ------     ------     ------
  Less Distributions
  Distributions from and in excess
    of net investment income              (0.02)       (0.02)         --         --         --         --      (0.03)
  Distributions from net realized
    gain on investments                   (0.06)          --          --         --         --         --         --
                                         ------       ------      ------     ------     ------     ------     ------
  Total distributions                     (0.08)       (0.02)         --         --         --         --      (0.03)
                                         ------       ------      ------     ------     ------     ------     ------
Net increase (decrease) in net
  asset value                             (0.81)       (0.89)       0.33       0.28      (3.81)      1.32       1.39
                                         ------       ------      ------     ------     ------     ------     ------
Net Asset Value, End of Period           $ 9.05       $ 9.86      $10.75     $10.42     $10.14     $13.95     $12.63
                                         ======       ======      ======     ======     ======     ======     ======

Total Return(1)                           (7.44)%      (8.25)%      3.26%      2.76%    (27.31)%    10.45%     12.70%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in
  000's)                                 $1,784       $1,795      $1,729     $  961(3)  $1,339     $  117     $  368
Ratio of expenses to average net
  assets:
  Before reimbursement of expenses
  by Adviser(2)                            2.18%        1.97%       2.07%      1.68%      1.65%      1.69%      1.61%
  After reimbursement of expenses
  by Adviser(2)                            1.60%        1.60%       1.60%      1.68%      1.65%      1.69%      1.61%
Ratio of net investment income to
  average net assets:
  Before reimbursement of expenses
  by Adviser(2)                            0.60%       (0.01)%      0.41%      0.69%      0.81%      0.02%      0.18%
  After reimbursement of expenses
  by Adviser(2)                            1.18%        0.36%       0.88%      0.69%      0.81%      0.02%      0.18%
Portfolio Turnover(1)                     17.25%       42.02%      46.93%     38.00%     52.00%     74.00%     74.00%


(1)Not Annualized
(2)Annualized
(3)Net assets at end of period do not reflect Class A, B, or C net assets prior to April 30, 1999.

ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND -- I CLASS


                                     Six Months                   Six         Ten                               Eight
                                        Ended         Year       Months      Months       Year       Year      Months
                                       4/30/01       Ended       Ended       Ended       Ended       Ended      Ended
                                     (unaudited)    10/31/00    10/31/99    4/30/99     6/30/98     6/30/97    6/30/96
                                     -----------    --------    --------    -------     -------     -------    -------
Net Asset Value, Beginning of
  Period                                $11.47       $13.40      $12.70       $14.32      $13.12    $12.54      $11.74
                                       -------      -------     -------     --------    --------    -------    -------
  Income from Investment
    Operations
  Net investment income                     --         0.05        0.08           --        0.16      0.10        0.72
  Net realized and unrealized
    gain (loss) on investments           (0.87)       (0.75)       0.62         0.17        1.73      1.09        0.72
                                       -------      -------     -------     --------    --------    -------    -------
  Total from investment
    operations                           (0.87)       (0.70)       0.70         0.17        1.89      1.19        1.44
                                       -------      -------     -------     --------    --------    -------    -------
  Less Distributions
  Distributions from and in
    excess of net investment
    income                                  --        (0.10)         --        (0.05)      (0.11)       --       (0.43)
  Distributions from net realized
    gain on investments                  (4.05)       (1.13)         --        (1.74)      (0.58)    (0.61)      (0.21)
                                       -------      -------     -------     --------    --------    -------    -------
  Total distributions                    (4.05)       (1.23)         --        (1.79)      (0.69)    (0.61)      (0.64)
                                       -------      -------     -------     --------    --------    -------    -------
Net increase (decrease) in net
  asset value                            (4.92)       (1.93)       0.70        (1.62)       1.20      0.58        0.80
                                       -------      -------     -------     --------    --------    -------    -------
Net Asset Value, End of Period          $ 6.55       $11.47      $13.40       $12.70      $14.32    $13.12      $12.54
                                       =======      =======     =======     ========    ========    =======    =======
Total Return(1)                         (10.58)%      (6.28)%      5.51%        1.31%      15.69%    10.07%      12.54%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in
  000's)                               $31,186      $38,169     $97,067     $101,084    $122,126    $94,044    $70,207
Ratios of expenses to average net
  assets:
  Before reimbursement of
    expenses by Adviser(2)                1.32%        1.18%       1.16%        1.16%       1.11%     1.13%       1.10%
  After reimbursement of expenses
    by Adviser(2)                         1.10%        1.10%       1.10%        1.16%       1.11%     1.13%       1.10%
Ratios of net investment income
  (loss) to average net assets:
  Before reimbursement of
    expenses by Adviser(2)               (0.12)%       0.13%       1.20%        0.04%       1.20%     0.85%       0.81%
  After reimbursement of expenses
    by Adviser(2)                         0.10%        0.21%       1.26%        0.04%       1.20%     0.85%       0.81%
Portfolio Turnover(1)                    38.38%       50.86%      28.91%       36.00%      60.00%    77.00%      60.00%



(1)Not Annualized


(2)Annualized

ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND -- I CLASS


                                     Six Months                   Six         Ten                             Eight
                                        Ended         Year       Months     Months      Year       Year      Months
                                       4/30/01       Ended       Ended       Ended      Ended      Ended      Ended
                                     (unaudited)    10/31/00    10/31/99    4/30/99    6/30/98    6/30/97    6/30/96
                                     -----------    --------    --------    -------    -------    -------    -------
Net Asset Value, Beginning of
  Period                                 $9.87       $10.79      $10.43     $10.18     $13.96     $12.66      $11.27
                                       -------      -------     -------     -------    -------    -------    -------
  Income from Investment
    Operations
  Net investment income                   0.06         0.09        0.06       0.06       0.06       0.06        0.03
  Net realized and unrealized
    gain (loss)                          (0.76)       (0.97)       0.30       0.23      (3.84)      1.30        1.40
                                       -------      -------     -------     -------    -------    -------    -------
  Total from investment
    operations                           (0.70)       (0.88)       0.36       0.29      (3.78)      1.36        1.43
                                       -------      -------     -------     -------    -------    -------    -------
  Less Distributions
  Distributions from and in
    excess of net investment
    income                               (0.05)       (0.04)         --      (0.03)        --      (0.06)      (0.04)
  Distributions from net realized
    gain on investments                  (0.06)          --          --         --         --         --          --
  Return of capital distributions           --           --          --      (0.01)        --         --          --
                                       -------      -------     -------     -------    -------    -------    -------
  Total distributions                    (0.11)       (0.04)         --      (0.04)        --      (0.06)      (0.04)
                                       -------      -------     -------     -------    -------    -------    -------
Net increase (decrease) in net
  asset value                            (0.81)       (0.92)       0.36       0.25      (3.78)      1.30        1.39
                                       -------      -------     -------     -------    -------    -------    -------
Net Asset Value, End of Period           $9.06       $ 9.87      $10.79     $10.43     $10.18     $13.96      $12.66
                                       =======      =======     =======     =======    =======    =======    =======
Total Return(1)                          (7.27)%      (8.18)%      3.45%      2.98%    (27.08)%    10.85%      12.70%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in
  000's)                               $11,037      $11,685     $16,579     $18,043    $24,251    $52,703    $80,545
Ratios of expenses to average net
  assets:
  Before reimbursement of
    expenses by Adviser(2)                1.93%        1.72%       1.82%      1.43%      1.39%      1.45%       1.35%
  After reimbursement of expenses
    by Adviser(2)                         1.35%        1.35%       1.35%      1.43%      1.39%      1.45%       1.35%
Ratios of net investment income
  to average net assets:
  Before reimbursement of
    expenses by Adviser(2)                0.85%        0.24%       0.66%      0.94%      0.52%      0.45%       0.84%
  After reimbursement of expenses
    by Adviser(2)                         1.43%        0.61%       1.13%      0.94%      0.52%      0.45%       0.84%
Portfolio Turnover(1)                    17.25%       42.02%      46.93%     38.00%     52.00%     74.00%      74.00%



(1)Not Annualized


(2)Annualized

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS
You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference and dated September 27, 2001, is available to you without charge. It contains more detailed information about the Funds.


HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:


Address:   ABN AMRO Funds
           P.O. Box 9765
           Providence, RI 02940
Phone:     Shareholder Services               800 992-8151
           Fund Literature
           Investment Advisor Services        800-597-9704
Web site:  www.abnamrofunds.com


OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

  [ABN AMRO ASSET MANAGEMENT LOGO]

                                 ABN AMRO FUNDS

                                                       CLASS I SHARES
      Prospectus
                                 MONEY MARKET FUNDS


                                 ABN AMRO Government Money Market Fund

                                 ABN AMRO Money Market Fund
                                 ABN AMRO Tax-Exempt Money Market Fund

                                 ABN AMRO Treasury Money Market Fund



                     SEPTEMBER 27, 2001


The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares
or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

  [ABN AMRO FUNDS LOGO]

Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference. For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------

                                 ABN AMRO FUNDS
                                   TABLE OF CONTENTS


                                                                                                      Page
                                                     FUND SUMMARIES
                                                     Investment Objectives, Principal Investment
                                                       Strategies and Risks
                                                         MONEY MARKET FUNDS
                                                         ABN AMRO Government Money Market Fund          3
                                                         ABN AMRO Money Market Fund                     4
                                                         ABN AMRO Tax-Exempt Money Market Fund          5
                                                         ABN AMRO Treasury Money Market Fund            6
                                                         FUND EXPENSES                                  7

                                                     INVESTMENT TERMS                                   8

                                                     MORE ABOUT ABN AMRO FUNDS                          9
                                                         RISK SUMMARY                                   9
                                                         OTHER INVESTMENT STRATEGIES                    9

                                                     MANAGEMENT OF THE FUNDS                           11
                                                         THE ADVISER                                   11

                                                     SHAREHOLDER INFORMATION                           12
                                                         Opening an Account: Buying Shares             12
                                                         Exchanging Shares                             13
                                                         Selling/Redeeming Shares                      14
                                                         Transaction Policies                          17
                                                         Account Policies and Dividends                17
                                                         Additional Investor Services                  18

                                                     DIVIDENDS, DISTRIBUTIONS AND TAXES                19

                                                     FINANCIAL HIGHLIGHTS                              20

                                                     GENERAL INFORMATION                              Back
                                                                                                       Cover


                                   No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
                                   - the value of fund shares will fluctuate
                                   - you could lose money
                                   - you cannot be certain that a fund will
                                     achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Government Money Market Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests 100% of its assets in U.S. government money market instruments (and repurchase agreements involving these instruments), such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.
CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The common share class of the ABN AMRO Government Money Market
Fund was reorganized into the Class I Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. All performance figures shown below represents the performance of the common share class of the predecessor fund.


          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.89
1995                                                                             5.59
1996                                                                             5.08
1997                                                                             5.33
1998                                                                             5.24
1999                                                                             4.87
2000                                                                             6.08


  Year-to-date Return (as of
  6/30/01):                           2.47%
  Best quarter:                6/95   1.58%
  Worst quarter:               6/93   0.71%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money
Fund Report Averages(TM)/Total Government
Average.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                                       Money Fund
                      ABN AMRO           Report
                     Government       Averages(TM)/
                    Money Market    Total Government
                        Fund             Average
---------------------------------------------------------

    1 year:            6.08%              5.80%
---------------------------------------------------------

    5 years:           5.32%              5.04%
---------------------------------------------------------

    Since
    Inception:(1)      4.88%              4.63%
---------------------------------------------------------



(1)Fund's inception: January 4, 1993. Money
Fund Report Averages(TM)/Total Government
Average data computed from December 31, 1992.

MONEY MARKET FUNDS

ABN AMRO Money Market Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements involving these instruments. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less
PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The common share class of the ABN AMRO Money Market Fund was reorganized into the Class I Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. All performance figures shown below represents the performance of the common share class of the predecessor fund.


          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.97
1995                                                                             5.64
1996                                                                             5.13
1997                                                                             5.41
1998                                                                             5.33
1999                                                                             4.98
2000                                                                             6.21


  Year-to-date Return (as of
    6/30/01):                             2.55%
  Best quarter:               12/00       1.60%
  Worst quarter:               6/93       0.73%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money
Fund Report Averages(TM)/Total Taxable Average.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                                         Money Fund
                                           Report
                          ABN AMRO      Averages(TM)/
                            Money       Total Taxable
                         Market Fund       Average
---------------------------------------------------------

    1 year:                 6.21%           5.88%
---------------------------------------------------------

    5 years:                5.41%           5.11%
---------------------------------------------------------

    Since
    Inception:(1)           4.96%           4.69%
---------------------------------------------------------



(1)Fund's inception: January 4, 1993. Money
Fund Report Averages(TM)/Total Taxable Average data computed from December 31, 1992.

MONEY MARKET FUNDS

ABN AMRO Tax-Exempt Money Market Fund

INVESTMENT OBJECTIVE
The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax and not included as a preference item under the federal alternative minimum tax.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests substantially all of its assets in high quality money market instruments issued by municipalities and other issuers, and at least 80% of its net assets in securities that pay income exempt from federal and alternative minimum taxes. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. Issuers may be located in any state, territory or possession of the U.S. or the District of Columbia.

The portfolio manager:
- emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund for credit quality changes and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. The Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers.
Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The common share class of the ABN AMRO Tax-Exempt Money Market
Fund was reorganized into the Class I Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. All performance figures shown below represents the performance of the common share class of the predecessor fund.


          CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             2.50
1995                                                                             3.49
1996                                                                             3.14
1997                                                                             3.36
1998                                                                             3.21
1999                                                                             3.01
2000                                                                             3.87


  Year-to-date Return (as of
    6/30/01):                         1.51%
  Best quarter:               12/00   1.01%
  Worst quarter:               6/93   0.48%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money
Fund Report Averages(TM)/Total Tax-Free
Average.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                                          Money Fund
                          ABN AMRO          Report
                         Tax-Exempt     Averages(TM)/
                            Money       Total Tax-Free
                         Market Fund       Average
----------------------------------------------------------

    1 year:                 3.87%           3.53%
----------------------------------------------------------

    5 years:                3.32%           3.06%
----------------------------------------------------------

    Since
    Inception:(1)           3.07%           2.88%
----------------------------------------------------------



(1)Fund's inception: January 4, 1993. Money
Fund Report Averages(TM)/Total Tax-Free Average data computed from December 31, 1992.

MONEY MARKET FUNDS

ABN AMRO Treasury Money Market Fund

INVESTMENT OBJECTIVE
The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments and shares of money market funds that invest in U.S. Treasury obligations. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.
CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The common share class of the ABN AMRO Treasury Money Market
Fund was reorganized into the Class I shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. All performance figures shown below represents the performance of the common share class of the predecessor fund.


          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.58
1995                                                                             5.28
1996                                                                             4.80
1997                                                                             4.97
1998                                                                             4.90
1999                                                                             4.63
2000                                                                             5.85


  Year-to-date Return (as of
    6/30/01):                         2.37%
  Best quarter:               12/00   1.53%
  Worst quarter:               6/93   0.62%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money
Fund Report Averages(TM)/U.S. Treasury Average.


          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                                       Money Fund
                      ABN AMRO           Report
                      Treasury        Averages(TM)/
                        Money         U.S. Treasury
                     Market Fund         Average
---------------------------------------------------------

    1 year:             5.85%             5.42%
---------------------------------------------------------

    5 years:            5.03%             4.75%
---------------------------------------------------------

    Since
    Inception:(1)       4.57%             4.39%
---------------------------------------------------------



(1)Fund's inception: January 4, 1993. Money
Fund Report Averages(TM)/U.S. Treasury Average data computed from December 31, 1992.

Fund Expenses


As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.


SHAREHOLDER FEES
As a benefit of investing in Class I shares of ABN AMRO Funds, you do not incur any sales loads or exchange fees and no redemption fees.

Also, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                       Total                Net
                                                              Management    Other     Expense     Fee     Expense
FUND(1)                                                          Fees      Expenses    Ratio    Waivers   Ratio(2)
ABN AMRO Government Money Market Fund                            0.20%       0.09%     0.29%        --%     0.29%
ABN AMRO Money Market Fund                                       0.35        0.14      0.49      (0.12)     0.37
ABN AMRO Tax-Exempt Money Market Fund                            0.35        0.10      0.45      (0.12)     0.33
ABN AMRO Treasury Money Market Fund                              0.35        0.12      0.47      (0.11)     0.36



(1)Each Fund offers two classes of shares that invest in the same portfolio of securities, Class I and Class S shares. Class S shares are subject to a 12b-1 distribution fee and a shareholder service fee; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class I shares, which are offered in this prospectus. Class S shares are offered in a separate prospectus.



(2)The above table reflects a continuation of the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the estimated expenses for the fiscal year ending October 31, 2001. The Advisers are contractually obligated to waive management fees and/or reimburse expenses through September 30, 2003 at the rates shown in the table.


EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.


FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Money Market Fund                                     $38            $132            $250             $592
ABN AMRO Tax-Exempt Money Market Fund                           34             120             227              543
ABN AMRO Government Money Market Fund                           30              93             163              368
ABN AMRO Treasury Money Market Fund                             37             128             241              570

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MONEY FUND REPORT AVERAGES(TM)/TOTAL GOVERNMENT AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/TOTAL TAXABLE AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/TOTAL TAX-FREE AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Tax-Free Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/U.S. TREASURY AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUNICIPAL SECURITIES: Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from federal taxes and from state taxes only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.


REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

More About ABN AMRO Funds

RISK SUMMARY
The following chart compares the principal risks of investing in each ABN AMRO Fund.


                                                             CREDIT  FOREIGN    INTEREST  MANAGER MUNICIPAL      US
                                                                    SECURITIES    RATE            SECURITIES GOVERNMENT
                                                                                                               AGENCY
                                                                                                             SECURITIES
ABN AMRO Government Money Market Fund                          X                   X        X                    X
ABN AMRO Money Market Fund                                     X        X          X        X                    X
ABN AMRO Tax-Exempt Money Market Fund                          X                   X        X         X
ABN AMRO Treasury Money Market Fund                            X                   X        X





OTHER INVESTMENT STRATEGIES
In addition to the primary investment strategies described in our fund summaries, there may be times when ABN AMRO Funds uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.


REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES


These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the nearest prices for such securities which can fluctuate.

More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).


                                                             COMMERCIAL   FIXED    REPURCHASE RULE 144A     U.S.
                                                               PAPER      INCOME   AGREEMENTS SECURITIES GOVERNMENT
                                                                        SECURITIES                       SECURITIES
ABN AMRO Government Money Market Fund                            X          XP        XP                    XP
ABN AMRO Money Market Fund                                       X          XP        XP          X         XP
ABN AMRO Tax-Exempt Money Market Fund                            X          XP        XP          X
ABN AMRO Treasury Money Market Fund                              X          XP        XP                    XP



P = components of a fund's primary investment strategy

Management of the Funds

THE ADVISER
The Adviser provides management services to each Fund. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the management fee paid by each Fund.

ABN AMRO ASSET MANAGEMENT (USA) LLC.

ABN AMRO Asset Management (USA) LLC is the Adviser to the Funds. As of December 31, 2000, ABN AMRO Asset Management managed approximately 10.1 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 208 South LaSalle Street, 4th Floor, Chicago, IL 60604, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.



        FUND NAME             PORTFOLIO MANAGER(S)                       INVESTMENT EXPERIENCE

ABN AMRO Money Market Fund    Karen Van Cleave        Portfolio Manager of each Fund since January, 1994; Senior
ABN AMRO Government Money                             Vice President of the Adviser. Ms. Van Cleave earned her
  Market Fund                                         B.S. in Business Administration from Boston University.
ABN AMRO Treasury Money
  Market Fund
ABN AMRO Tax-Exempt Money     Steven L. Haldi         Portfolio Manager of the Fund since October, 1999; 1st Vice
    Market Fund                                       President of the Adviser. Before joining the Adviser, Mr.
                                                      Haldi worked for 15 years at First National Bank of Chicago in the Fixed Income Portfolio Management Group. Mr. Haldi
                                                      holds an M.B.A. from Benedictine University and a B.S. in
                                                      Finance from Eastern Illinois University.



                 FUND NAME                      GROSS MANAGEMENT FEE
ABN AMRO Government Money Market Fund                  0.20%
ABN AMRO Money Market Fund                             0.35%
ABN AMRO Tax-Exempt Money Market Fund                  0.35%
ABN AMRO Treasury Money Market Fund                    0.35%

Shareholder Information

OPENING AN ACCOUNT
- Read this prospectus carefully.

- Determine how much you want to invest. The minimum initial investments for Class I shares of each ABN AMRO Fund is $1,000,000.

- Balances can be aggregated to meet the minimum investment requires for the accounts of:
  o clients of a financial consultant
  o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
  o a corporation or other legal entity
- Initial minimum investment requirements may be waived:

  o for ABN AMRO Asset Management, its affiliated companies or their Trustees,

  o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
- Make your initial investment using the following table as a guideline.
- All account openings must be in "good order."


       BUYING SHARES                    TO OPEN AN ACCOUNT                                TO ADD TO AN ACCOUNT
 BY MAIL                        - Complete and sign your              - Return the investment slip from a statement with your
                                  application                           check in the envelope provided and mail to us at the
 ABN AMRO FUNDS                 - Make your check payable to ABN        address at the left.
 P.O. BOX 9765                    AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders and wires and
 PROVIDENCE, RI 02940             address at the left.                  ACH for purchases (see "Other Features" on p. 15). Checks
                                - We accept checks, bank drafts         must be drawn on U.S. banks. There is a $20 charge for
                                  and money orders for purchases.       returned checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or
                                  delays in processing your check.      Boston Safe Deposit & Trust
                                - We do not accept third party          ABA #01-10-01234
                                  checks, which are checks made         For: ABN AMRO Funds
                                  payable to someone other than         A/C 140414
                                  the Funds.                            FBO "ABN AMRO Fund Number"
                                                                        "Your Account Number"
                                                                        Include your name, account number, taxpayer identification number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions
                                                                      - We do not accept third party checks, which are checks made payable to someone other than the Funds.

       BUYING SHARES                    TO OPEN AN ACCOUNT                                TO ADD TO AN ACCOUNT
 BY PHONE                       - Obtain a fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Funds at the      ACH.
 800 992-8151                     number at the left.                 - You should complete the "Bank Account Information" section on your account application.
 BY PHONE                         - Instruct your bank (who may       - When you are ready to add to your account, call ABN AMRO
                                  charge a fee) to wire or ACH the      Funds and tell the representative the fund name, account
                                  amount of your investment.            number, the name(s) in which the account is registered and
                                - Give the following wire/ACH           the amount of your investment.
                                  information to your bank:           - Instruct your bank (who may charge a fee) to wire or ACH the amount of your investment.
                                  Boston Safe Deposit & Trust         - Give the following wire/ACH information to your bank:
                                  ABA #01-10-01234
                                  For: ABN AMRO Funds                   Boston Safe Deposit & Trust
                                  A/C 140414                            ABA #01-10-01234
                                  FBO "ABN AMRO Fund Number"            For: ABN AMRO Funds
                                  "Your Account Number"                 A/C 140414
                                - Return your completed and signed      FBO "ABN AMRO Fund Number"
                                  application to:                       "Your Account Number"
                                                                        Include your name, account number, taxpayer identification
                                  ABN AMRO Funds                        number or Social Security number, address and the Fund(s)
                                  P.O. Box 9765                         you wish to purchase in the wire instructions
                                  Providence, RI 02940
 BY INTERNET                    - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
 WWW.ABNAMROFUNDS.COM             site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail" above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Shareholder Account Access".


BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
- The account number and Fund name are included
- The amount of the transaction is specified in dollars or shares
- Signatures of all owners appear exactly as they are registered on the account
- Any required signature guarantees (if applicable) are included
- Other supporting legal documents (as necessary) are present

EXCHANGING SHARES
After you have opened an account with us, you can exchange your shares within ABN AMRO Funds goals or other needs. This privileged is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchanges must be in "good order."

SELLING/REDEEMING SHARES
Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.


       SELLING SHARES                    DESIGNED FOR...                         TO SELL SOME OR ALL OF YOUR SHARES...
 BY MAIL                        - Accounts of any type                - Write and sign a letter of instruction indicating the fund
                                - Sales or redemptions of any size      name, fund number, your account number, the name(s) in
 ABN AMRO FUNDS                                                         which the account is registered and the dollar value or
 P.O. BOX 9765                                                          number of shares you wish to sell.
 PROVIDENCE, RI 02940                                                 - Include all signatures and any additional documents that may be required. (See "Selling Shares in Writing").
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 15.

 BY PHONE                       - Non-retirement accounts             - For automated service 24 hours a day using your touch-tone
                                - Sales of up to $50,000 (for           phone, call 800 992-8151.
 800 992-8151                     accounts with telephone account     - To place your request with a Shareholder Service
                                  privileges)                           Representative, call between 9am and 7pm ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 15.
                                                                      - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                        Funds make reasonable attempts to verify that telephone
                                                                        instructions are genuine, but you are responsible for any
                                                                        loss that you may bear from telephone requests.

       SELLING SHARES                    DESIGNED FOR...                         TO SELL SOME OR ALL OF YOUR SHARES...
 BY INTERNET                    - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
 WWW.ABNAMROFUNDS.COM                                                 - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                        site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your account,
                                                                        access your account through ABN AMRO Funds' Web site and
                                                                        enter your redemption instructions in the highly secure
                                                                        area for shareholders only called "Shareholder Account
                                                                        Access". A check for the proceeds will be mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 15).


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
- your address of record has changed within the past 30 days
- you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association. A notary public cannot provide a signature guarantee.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

               SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered
                                         - Signature guarantee, if applicable (see above)
Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the accounts, exactly as the
                                           account is registered
                                         - Signature guarantee, if applicable (see above)
Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s)
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - Signature guarantee, if applicable (see above)
Joint tenancy shareholders whose co-     - Letter of instruction signed by the surviving tenant
tenants are deceased                     - Copy of death certificate
                                         - Signature guarantee, if applicable (see above)
Executors of shareholder estates         - Letter of instruction signed by executor
                                         - Copy of order appointing executor
                                         - Signature guarantee, if applicable (see above)
Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above


OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):

- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 to the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS

Class I shares are intended for accounts with balances over the minimum initial investment. The Funds reserve the right to transfer your account to different class if your balance (or aggregation of balances) consistently falls below the minimum initial investment. We will give you 30 days' notice before we sell your shares due to redemptions. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid transferring the account.


TRANSACTION POLICIES
CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange
(NYSE) (typically 5 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. On occasion, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail or telephone request in proper form. Under normal circumstances, purchase orders and redemption requests must be received by 1:00 p.m. ET (12 p.m. ET for ABN AMRO TAX-EXEMPT MONEY MARKET FUND) for same day processing. [On days when fixed income markets close before the NYSE, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same business day credit.] On days when the Federal Reserve Cash Settlement System closes earlier than normal, this time may be accelerated. Purchase requests for the Funds (except ABN AMRO TAX-EXEMPT MONEY MARKET FUND) submitted to the Transfer Agent before 4:00 p.m. ET by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity will become effective at the net asset value determined as of 5:00 p.m. ET and will be entitled to receive the dividend declared on that same business day. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.


Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
- reject any purchase order
- suspend the offering of fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

MONEY MARKET TRADING
Your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans
Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds. Checks must be made payable to "ABN AMRO Funds."

SHORT-TERM TRADING
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

ACCOUNT POLICIES AND DIVIDENDS
ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
- after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-9151. We will continue to distribute reports to you in separate mailings.

DIVIDENDS
The Funds will declare dividends daily and pay dividends monthly and distribute capital gains at least once a year, in December.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES
ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.

Our Web site is highly secure to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

Dividends Distributions and Taxes

Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Funds is included in the Statement of Additional Information.

- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income are taxable to you as ordinary income.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- Each Fund is obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.

Financial Highlights

These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). For all Funds for the fiscal year ended December 31, 2000, this information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.

ABN AMRO GOVERNMENT MONEY MARKET FUND


                                                      Six Months
                                                         Ended        Year       Year       Year       Year       Year
                                                       06/30/01      Ended      Ended      Ended      Ended      Ended
                                                      (Unaudited)   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                      -----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                                      -----------   --------   --------   --------   --------   --------
  Net investment income                                      0.02       0.06       0.05       0.05       0.05       0.05
                                                      -----------   --------   --------   --------   --------   --------
  Less distributions from net investment income             (0.02)     (0.06)     (0.05)     (0.05)     (0.05)     (0.05)
                                                      -----------   --------   --------   --------   --------   --------
Net Asset Value, End of Period                              $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                                      ===========   ========   ========   ========   ========   ========

Total Return(1)                                              2.47%      6.08%      4.87%      5.24%      5.33%      5.08%

Net Assets, End of Period (in 000's)                     $653,891   $589,752   $464,520   $396,797   $255,259   $256,392
Ratio of expenses to average net assets(2)                   0.32%      0.33%      0.33%      0.35%      0.32%      0.44%
Ratio of net investment income to average net
  assets(2)                                                  4.89%      5.92%      4.78%      5.12%      5.21%      4.96%
Ratio of expenses to average net assets (excluding
  waivers)(2)                                                0.40%      0.41%      0.41%      0.42%      0.40%      0.44%
Ratio of net investment income to average net assets
  (excluding waivers)(2)                                     4.81%      5.84%      4.70%      5.04%      5.13%      4.96%



(1)Not Annualized


(2)Annualized

ABN AMRO MONEY MARKET FUND



                                                    Six Months
                                                       Ended        Year        Year        Year       Year       Year
                                                     06/30/01      Ended       Ended       Ended      Ended      Ended
                                                    (Unaudited)   12/31/00    12/31/99    12/31/98   12/31/97   12/31/96
                                                    -----------   --------    --------    --------   --------   --------
Net Asset Value, Beginning of Period                      $1.00   $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
                                                    -----------   --------   ----------   --------   --------   --------
  Net investment income                                    0.03       0.06         0.05       0.05       0.05       0.05
                                                    -----------   --------   ----------   --------   --------   --------
  Less distributions from net investment income           (0.03)     (0.06)       (0.05)     (0.05)     (0.05)     (0.05)
                                                    -----------   --------   ----------   --------   --------   --------
Net Asset Value, End of Period                            $1.00      $1.00        $1.00      $1.00      $1.00      $1.00
                                                    ===========   ========   ==========   ========   ========   ========

Total Return(1)                                            2.55%      6.21%        4.98%      5.33%      5.41%      5.13%

Net Assets, End of Period (in 000's)                    $48,279    $44,274   $1,138,123   $941,295   $737,736   $598,715
Ratio of expenses to average net assets(2)                 0.26%      0.33%        0.32%      0.33%      0.32%      0.43%
Ratio of net investment income to average net
  assets(2)                                                5.12%      5.81%        4.88%      5.21%      5.29%      5.02%
Ratio of expenses to average net assets (excluding
  waivers)(2)                                              0.59%      0.56%        0.55%      0.56%      0.56%      0.58%
Ratio of net investment income to average net
  assets (excluding waivers)(2)                            4.89%      5.58%        4.65%      4.98%      5.05%      4.87%



(1)Not Annualized


(2)Annualized

ABN AMRO TAX-EXEMPT MONEY MARKET FUND


                                                      Six Months
                                                         Ended        Year       Year       Year       Year       Year
                                                       06/30/01      Ended      Ended      Ended      Ended      Ended
                                                      (Unaudited)   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                      -----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                                      -----------   --------   --------   --------   --------   --------
  Net investment income                                      0.01       0.04       0.03       0.03       0.03       0.03
                                                      -----------   --------   --------   --------   --------   --------
  Less distributions from net investment income             (0.01)     (0.04)     (0.03)     (0.03)     (0.03)     (0.03)
                                                      -----------   --------   --------   --------   --------   --------
Net Asset Value, End of Period                              $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                                      ===========   ========   ========   ========   ========   ========

Total Return(1)                                              1.51%      3.87%      3.01%      3.21%      3.36%      3.14%

Net Assets, End of Period (in 000's)                     $383,522   $416,864   $284,455   $272,834   $250,260   $187,629
Ratio of expenses to average net assets(2)                   0.32%      0.32%      0.35%      0.35%      0.33%      0.40%
Ratio of net investment income to average net
  assets(2)                                                  3.02%      3.80%      2.96%      3.17%      3.32%      3.10%
Ratio of expenses to average net assets (excluding
  waivers)(2)                                                0.55%      0.55%      0.58%      0.56%      0.57%      0.56%
Ratio of net investment income to average net assets
  (excluding waivers)(2)                                     2.79%      3.57%      2.73%      2.95%      3.08%      2.94%



(1)Not Annualized


(2)Annualized

ABN AMRO TREASURY MONEY MARKET FUND


                                                      Six Months
                                                         Ended        Year       Year       Year       Year       Year
                                                       06/30/01      Ended      Ended      Ended      Ended      Ended
                                                      (Unaudited)   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                      -----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                      $1.00        $1.00      $1.00      $1.00      $1.00      $1.00
                                                       --------     --------   --------   --------   --------   --------
  Net investment income                                    0.02         0.06       0.05       0.05       0.05       0.05
  Less distributions from net investment income           (0.02)       (0.06)     (0.05)     (0.05)     (0.05)     (0.05)
                                                       --------     --------   --------   --------   --------   --------
Net Asset Value, End of Period                            $1.00        $1.00      $1.00      $1.00      $1.00      $1.00
                                                       ========     ========   ========   ========   ========   ========

Total Return(1)                                            2.37%        5.85%      4.63%      4.90%      4.97%      4.80%

Net Assets, End of Period (in 000's)                   $270,653     $219,437   $327,906   $328,222   $188,761   $156,455
Ratio of expenses to average net assets(2)                 0.34%        0.35%      0.36%      0.37%      0.33%      0.44%
Ratio of net investment income to average net
  assets(2)                                                4.68%        5.67%      4.53%      4.79%      4.86%      4.70%
Ratio of expenses to average net assets (excluding
  waivers)(2)                                              0.57%        0.58%      0.59%      0.59%      0.57%      0.59%
Ratio of net investment income to average net assets
  (excluding waivers)(2)                                   4.45%        5.44%      4.30%      4.58%      4.62%      4.55%



(1)Annualized


(2)Not Annualized

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS
You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference and dated September 27, 2001, is available to you without charge. It contains more detailed information about the Funds.


HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:


Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940
Phone:      Shareholder Services &            800 992-8151
            Fund Literature
            Investment Advisor Services       800 597-9704
Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com


OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

  [ABN AMRO FUNDS LOGO]


                                 ABN AMRO FUNDS


                                                       CLASS I SHARES
      Prospectus
                                 EQUITY FUNDS


                                 ABN AMRO/Chicago Capital Growth Fund


                                 ABN AMRO/Veredus Aggressive Growth Fund


                                 Montag & Caldwell Growth Fund


                                 BALANCED FUNDS


                                 ABN AMRO/Chicago Capital Balanced Fund


                                 Montag & Caldwell Balanced Fund


                                 FIXED INCOME FUND


                                 ABN AMRO/Chicago Capital Bond Fund



                              , 2001


The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares
or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

  [ABN AMRO FUNDS LOGO]

Thank you for your interest in ABN AMRO Funds. ABN AMRO Funds offer investors a variety of investment opportunities. This prospectus pertains only to Class I shares of ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Veredus Aggressive Growth Fund, Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Balanced Fund, Montag & Caldwell Balanced Fund, and ABN AMRO/Chicago Capital Bond Fund, members of the ABN AMRO Funds family.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------

                                   TABLE OF CONTENTS


                                                                                                      Page
                                                     CATEGORIES OF ABN AMRO FUNDS                       3
                                                     FUND SUMMARIES
                                                     Investment Objectives, Principal Investment
                                                       Strategies and Risks
                                                         EQUITY FUNDS
                                                         ABN AMRO/Chicago Capital Growth Fund           4
                                                         ABN AMRO/Veredus Aggressive Growth Fund        6
                                                         Montag & Caldwell Growth Fund                  8
                                                         BALANCED FUNDS
                                                         ABN AMRO/Chicago Capital Balanced Fund         9
                                                         Montag & Caldwell Balanced Fund               11
                                                         FIXED INCOME FUND
                                                         ABN AMRO/Chicago Capital Bond Fund            13
                                                         FUND EXPENSES                                 15

                                                     INVESTMENT TERMS                                  16
                                                     MORE ABOUT ABN AMRO FUNDS
                                                         RISK SUMMARY                                  18
                                                         OTHER INVESTMENT STRATEGIES                   19
                                                     MANAGEMENT OF THE FUNDS
                                                         THE ADVISERS
                                                         Chicago Capital Management, Inc.              21
                                                         Montag & Caldwell, Inc.                       22
                                                         Veredus Asset Management LLC                  22
                                                     SHAREHOLDER INFORMATION
                                                         Opening an Account: Buying Shares             23
                                                         Exchanging Shares                             24
                                                         Selling/Redeeming Shares                      25
                                                         Transaction Policies                          28
                                                         Account Policies and Dividends                29
                                                         Additional Investor Services                  30
                                                         Portfolio Transactions and Brokerage
                                                           Commissions                                 30

                                                     DIVIDENDS, DISTRIBUTIONS AND TAXES                31

                                                     FINANCIAL HIGHLIGHTS                              32

                                                     GENERAL INFORMATION                              Back
                                                                                                       Cover

Categories of ABN AMRO Funds



ABN AMRO Funds is a no-load, open-end management investment company which consists of 28 separate investment portfolios, including equity, balanced, fixed income and money market funds.


EQUITY FUNDS
EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS
Equity funds may be appropriate if you:
- have a long-term investment goal (five years or more)
- can accept higher short-term risk in return for higher long-term return potential
- want to diversify your investments

Equity funds may not be appropriate if you want:
- a stable share price
- a short-term investment
- regular income

BALANCED FUNDS
BALANCED FUNDS invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

WHO MAY WANT TO INVEST IN BALANCED FUNDS
Balanced funds may be appropriate if you want:
- capital appreciation and current income
- balanced diversified investment

FIXED INCOME FUNDS

FIXED INCOME FUNDS invest in corporate and government bonds and other fixed income securities. These funds provide regular income. The obligations are generally secured by the assets of the issuer.



WHO MAY WANT TO INVEST IN FIXED INCOME FUNDS

Fixed income funds may be appropriate if you want:
- regular income
- less volatility than equity funds
- portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
- the value of fund shares will fluctuate
- you could lose money
- you cannot be certain that a fund will achieve its investment objective

EQUITY FUNDS: LARGE CAP


ABN AMRO/Chicago Capital Growth Fund


INVESTMENT OBJECTIVE

The Fund seeks long-term total return through capital appreciation and current income by investing primarily in a combination of stocks and bonds.


PRINCIPAL INVESTMENT STRATEGIES
The portfolio manager uses a bottom-up approach and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio manager then identifies stocks of companies with the following characteristics compared to S&P 500 Index averages:
- higher sales and operating earnings growth
- more stable earnings growth rates
- lower debt-to-capital ratio
- higher return on equity

- market capitalization over $3 billion


The portfolio manager also considers the quality of company management and the strength of the company's position among its competitors. In addition, the portfolio manager assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

The Fund may also invest in intermediate term bonds.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

EQUITY FUNDS: LARGE CAP

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

See pages 18 to 20 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of Other Investment Strategies.

FUND PERFORMANCE*
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                        TOTAL RETURN
                                                                        ------------
1994                                                                        0.50
1995                                                                       35.55
1996                                                                       25.40
1997                                                                       26.74
1998                                                                       35.45
1999                                                                       23.30
2000                                                                        2.10


Year-to-date (as of 6/30/01):     -9.12%
Best quarter:             12/98   23.68%
Worst quarter:             9/98   -9.03%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500
Index and the Lipper Large-Cap Growth Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                       ABN AMRO/
                        Chicago                    Lipper
                        Capital      S&P 500     Large-Cap
                      Growth Fund     Index     Growth Index
----------------------------------------------------------------

    1 year               2.10%       -9.11%       -19.68%
----------------------------------------------------------------

    5 years             22.07%       18.33%        17.85%
----------------------------------------------------------------

    Since
    Inception(1)        20.60%       18.21%        17.51%
----------------------------------------------------------------



(1)Fund's inception: December 13, 1993. S&P 500
Index and Lipper Large-Cap Growth Index data computed from December 31, 1993.



*The returns shown above are for Class N Shares that are not offered in this prospectus. Class
I Shares would have substantially similar annual returns because Class N Shares and Class
I Shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that Class N Shares and Class I Shares do not have the same expenses.

EQUITY FUNDS: SMALL CAP


ABN AMRO/Veredus Aggressive Growth Fund


INVESTMENT OBJECTIVE
The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. A small-cap company is one having a market capitalization of less than $1.5 billion. The portfolio manager looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:
- expanding unit volume growth
- increasing profit margins
- significant new product development efforts
- returns in excess of their cost of capital

The portfolio manager may also invest in mid-cap equity securities. Mid-cap companies are ones having market capitalizations of $1.5 to $5 billion.

To help manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its primary investment strategies, the Fund will likely experience a high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

VOLATILITY RISK: Although the Fund is a diversified portfolio, it tends to invest in a fewer number of different stocks than other funds. Consequently, it may experience larger price swings than funds with greater numbers of stocks.

EQUITY FUNDS: SMALL CAP

MID-CAP COMPANY RISK: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to the fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.
LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See pages 18 to 20 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of Other Investment Strategies.


FUND PERFORMANCE*
The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund.
As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                        TOTAL RETURN
                                                                        ------------
1999                                                                       112.57
2000                                                                        30.18


Year-to-date (as of 6/30/01):     -7.78%
Best quarter:            12/99    44.67%
Worst quarter:            9/98   -22.60%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Russell
2000 Index, the Russell 2000 Growth Index and the Lipper Small-Cap Growth Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                                                       Lipper
                      ABN AMRO/              Russell   Small-
                       Veredus     Russell    2000      Cap
                     Aggressive     2000     Growth    Growth
                     Growth Fund    Index     Index    Index
-----------------------------------------------------------------

    1 year             30.18%      -3.02%    -22.43%   -8.25%
-----------------------------------------------------------------

    Since
    Inception(1)       52.75%       3.59%      2.57%   14.16%
-----------------------------------------------------------------



(1)Fund inception and Index data computed from June 30, 1998.



*The returns shown above are for Class N Shares that are not offered in this prospectus. Class
I Shares would have substantially similar annual returns because Class N Shares and Class
I Shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that Class N Shares and Class I Shares do not have the same expenses.

EQUITY FUNDS: LARGE CAP


Montag & Caldwell Growth Fund


INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that:
- have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
- have strong balance sheets
- have a sustainable competitive advantage
- are currently, or have the potential to become, industry leaders
- have the potential to outperform during market downturns

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.
MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See pages 18 to 20 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of Other Investment Strategies.


FUND PERFORMANCE
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                        TOTAL RETURN
                                                                        ------------
1997                                                                       32.17
1998                                                                       32.26
1999                                                                       22.90
2000                                                                       -7.07

Year-to-date (as of 6/30/01):    -12.42%
Best quarter:            12/98    27.08%
Worst quarter:            9/98   -14.24%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500
Index, the Lipper Large-Cap Growth Index and the Lipper Large-Cap Core Index.


          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)

              Montag &                   Lipper      Lipper
              Caldwell                  Large-Cap   Large-Cap
               Growth         S&P 500    Growth       Core
                Fund           Index      Index       Index
-------------------------------------------------------------

    1 year     -7.07%         -9.11%     -19.68%     -7.37%
-------------------------------------------------------------

    Since
    Inception(1)  20.34%      18.01%      17.51%     16.58%
-------------------------------------------------------------


(1)Fund's Inception: June 28, 1996. S&P 500
Index, Lipper Large-Cap Growth Index and Lipper
Large-Cap Core Index data computed from June
30, 1996.

BALANCED FUNDS


ABN AMRO/Chicago Capital Balanced Fund


INVESTMENT OBJECTIVE
The Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES
The Fund generally invests between 40% and 70% of its assets in equity securities and between 30% and 60% in fixed income securities. Although the prices of fixed income securities fluctuate, the steady income flow they produce helps offset the potentially higher price volatility of the equity securities in the portfolio. The portfolio manager can invest in either dividend paying or non-dividend paying equity securities that offer growth or income potential.

Asset allocation varies according to the portfolio manager's assessment of which asset class offers the greatest potential for growth. The portfolio manager will diversify the Fund's investments among a variety of industries.


The portfolio manager uses a bottom-up approach and invests in a combination of securities that offer potential for growth, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio manager then identifies stocks of companies with the following characteristics compared to S&P 500 Index averages:

- higher sales and operating earnings growth
- more stable earnings growth rates
- lower debt-to-capital ratio
- higher return on equity

- market capitalization over $3 billion


The portfolio manager also considers the quality of company management and the strength of its position among its competitors. In addition, the portfolio manager assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.


The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing primarily investment grade fixed income securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:

- U.S. government securities
- corporate bonds
- debentures and convertible debentures
- zero-coupon bonds
- mortgage/asset-backed securities
- Yankee bonds

The Fund may also invest in below investment grade securities.

BALANCED FUNDS

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

BELOW INVESTMENT-GRADE SECURITIES RISK: Bonds and other fixed income securities are rated by the national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. There are several categories of investment grade securities, and those rated in the lower categories are more risky than those rated in the higher categories.

PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See pages 18 to 20 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of Other Investment Strategies.


FUND PERFORMANCE*
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                        TOTAL RETURN
                                                                        ------------
1996                                                                       16.56
1997                                                                       20.91
1998                                                                       25.13
1999                                                                       12.89
2000                                                                        5.47

Year-to-date (as of
  6/30/01):                     -5.07%
Best quarter:          12/98    14.75%
Worst quarter:          9/98    -4.02%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500
Index, the Lehman Brothers Aggregate Bond Index and the Lipper Balanced Fund Index.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                          ABN AMRO/
                           Chicago                Lehman
                           Capital               Brothers      Lipper
                          Balanced    S&P 500   Aggregate     Balanced
                            Fund       Index    Bond Index   Fund Index
---------------------------------------------------------------------------

    1 year                  5.47%     -9.11%      11.63%        2.39%
---------------------------------------------------------------------------

    5 year                 15.99%     18.33%       6.46%       11.80%
---------------------------------------------------------------------------

    Since Inception(1)     16.18%     18.70%       6.99%       12.13%
---------------------------------------------------------------------------



(1)Fund's inception: September 21, 1995. S&P
Index, Lehman Brothers Aggregate Bond Index and
Lipper Balanced Fund Index data computed from
September 30, 1995.


*The returns shown above are for Class N Shares that are not offered in this prospectus. Class
I Shares would have substantially similar annual returns because Class N Shares and Class
I Shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that Class N Shares and Class I Shares do not have the same expenses.

BALANCED FUNDS


Montag & Caldwell Balanced Fund


INVESTMENT OBJECTIVE
The Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that:
- have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
- have strong balance sheets
- have a sustainable competitive advantage
- are currently, or have the potential to become, industry leaders
- have the potential to outperform during market downturns

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:
- U.S. government securities
- corporate bonds
- mortgage/asset-backed securities
- money market securities and repurchase agreements

BALANCED FUNDS

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.
ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.


PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.


MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.


See pages 18 to 20 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of Other Investment Strategies.


FUND PERFORMANCE
The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund.
As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                        TOTAL RETURN
                                                                        ------------
1999                                                                       13.10
2000                                                                       -0.55

Year-to-date (as of
  6/30/01):                    -6.99%
Best quarter:          12/99   10.80%
Worst quarter:          9/00   -4.48%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of 60% S&P 500
Index/40% Lehman Brothers Government Corporate
Bond Index and the Lipper Balanced Fund Index.


          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                                            Lehman
                                           Brothers
                     Montag &             Government
                     Caldwell             Corporate      Lipper
                     Balanced   S&P 500      Bond       Balanced
                       Fund      Index      Index      Fund Index
---------------------------------------------------------------------

    1 year            -0.55%    -9.11%      11.85%       2.39%
---------------------------------------------------------------------

    Since
    Inception(1)       6.06%     4.89%       4.62%       5.63%
---------------------------------------------------------------------



(1)Fund inception and indexes computed from December 31, 1998.

FIXED INCOME FUND


ABN AMRO/Chicago Capital Bond Fund


INVESTMENT OBJECTIVE
The Fund seeks high current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a broad range of intermediate-term investment-grade fixed income securities. The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
- U.S. government securities
- corporate bonds
- debentures and convertible debentures
- zero-coupon bonds
- mortgage/asset-backed securities
- Yankee bonds

The Fund may also invest in below investment grade securities.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
You could lose money by investing in the Fund.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

BELOW INVESTMENT-GRADE SECURITIES RISK: Bonds and other fixed income securities are rated by the national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. There are several categories of investment grade securities, and those rated in the lower categories are more risky than those rated in the higher categories.

PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the fund may be forced to reinvest the proceeds in lower yield, higher priced securities. This may reduce a fund's total return.

FIXED INCOME FUND

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the bond market or its peers. Also, a fund could fail to meet its investment objective.


See pages 18 to 20 for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds and the risks of Other Investment Strategies.


FUND PERFORMANCE*
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             -2.83
1995                                                                             17.51
1996                                                                              3.84
1997                                                                              8.98
1998                                                                              7.69
1999                                                                             -0.43
2000                                                                             10.85



Year-to-date (as of 6/30/01):       3.32%
Best quarter:               6/95    5.55%
Worst quarter:              3/94   -2.26%



The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the Lehman
Brothers Aggregate Bond Index and the Lipper
Intermediate Investment Grade Funds Index.


          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                          ABN AMRO/                        Lipper
                           Chicago    Lehman Brothers   Intermediate
                           Capital    Aggregate Bond     Investment
                          Bond Fund        Index        Grade Index
------------------------------------------------------------------------

    1 year                 10.85%         11.63%           10.58%
------------------------------------------------------------------------

    5 years                 6.11%          6.46%            5.86%
------------------------------------------------------------------------

    Since Inception(1)      6.31%          6.68%(2)         6.04%
------------------------------------------------------------------------



(1)Fund's inception: December 13, 1993. Lehman
Brothers Aggregate Bond Index and Lipper
Intermediate Investment Grade Index data computed from November 30, 1993.


* Excluding the 6/30/01 return above, all returns shown above are for Class N Shares that are not offered in this prospectus.
  Class I Shares would have substantially
  similar annual returns because Class N Shares and Class I Shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that Class N
  Shares and Class I Shares do not have the same expenses.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing with ABN AMRO Funds, you do not incur any sales loads and generally no exchange fees or redemption fees.



However, if you redeem shares by wire, $20 will be deducted from the amount redeemed.


ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                       TOTAL                NET
                                                              MANAGEMENT    OTHER     EXPENSE     FEE     EXPENSE
FUND(1)                                                          FEES      EXPENSES    RATIO    WAIVERS   RATIO(2)
ABN AMRO/Chicago Capital Growth Fund                             0.70%       0.13%     0.83%        --      0.83%
ABN AMRO/Veredus Aggressive Growth Fund                          1.00        0.18      1.18      (0.03)     1.15
Montag & Caldwell Growth Fund                                    0.67        0.07      0.74         --      0.74
Montag & Caldwell Balanced Fund                                  0.75        0.13      0.88         --      0.88
ABN AMRO/Chicago Capital Balanced Fund                           0.70        0.15      0.85         --      0.85
ABN AMRO/Chicago Capital Bond Fund                               0.55        0.15      0.70      (0.21)     0.49



(1)Each Fund offers two classes of shares that invest in the same portfolio of securities. Shareholders of Class I shares are not subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relate only to Class I shares, which are offered in this prospectus. Class N shares are offered in a separate prospectus.



(2)The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses incurred during the fiscal year ended October 31, 2000, except for ABN AMRO/CHICAGO CAPITAL BOND FUND, which are for the period from inception of July 31, 2000 through October 31, 2000, and ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND AND ABN AMRO/CHICAGO BALANCED FUND, which are estimated for the current fiscal year. The Advisers are contractually obligated to waive management fees and/or reimburse expenses for one year ending December 31, 2001 at the rates shown in the table.


EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.


FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO/Chicago Capital Growth Fund                           $ 85           $265            $n/a            $  n/a
ABN AMRO/Veredus Aggressive Growth Fund                         117            372             n/a               n/a
Montag & Caldwell Growth Fund                                    76            237             411               918
Montag & Caldwell Balanced Fund                                  90            281             488             1,084
ABN AMRO/Chicago Capital Balanced Fund                           87            271             n/a               n/a
ABN AMRO/Chicago Capital Bond Fund                               50            203             n/a               n/a

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

ASSET-BACKED SECURITIES. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

CORPORATE BONDS. Fixed income securities issued by corporations.

DEBENTURES. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.


DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.


DURATION. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of a bond's price sensitivity to interest changes. The higher the duration number, the greater the risk and reward potential of the bond.


EQUITY SECURITIES. Equity securities include common stocks and preferred stocks and other securities convertible into common stock.


EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.


LARGE-CAP STOCKS. Stocks that are issued by large companies. ABN AMRO Funds defines a large-cap company as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.


LEHMAN BROTHERS AGGREGATE BOND INDEX. An unmanaged index representing more than 5,000 taxable government, investment-grade corporate and mortgage-backed securities.


LEHMAN BROTHERS GOVERNMENT CORPORATE BOND INDEX. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.


MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.


MID-CAP STOCKS. Stocks issued by mid-sized companies. ABN AMRO Funds defines a mid-cap company as one with a market capitalization between $1.5 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400).


MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.


MORTGAGE-BACKED SECURITIES. Securities backed by Ginnie Mae, Fannie Mae and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pools) of residential mortgages.


MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

RUSSELL 2000 INDEX. An unmanaged Index that contains the 2000 smallest common stocks in the Russell 3000 (which contains the 3000 largest stocks in the U.S. based on total market capitalization).


RUSSELL 2000 GROWTH INDEX. Comprised of securities in The Russell 2000 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price to book and price-earnings ratios.



SMALL-CAP STOCKS. Stocks issued by smaller companies. ABN AMRO Funds defines a small-cap company as one with a market capitalization and/or market float of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index. The Russell 2000 Index is a widely recognized, unmanaged index of common stocks of the 2,000 smallest companies in the U.S.


STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

U.S. GOVERNMENT SECURITIES. Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

YIELD. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

More About ABN AMRO Funds


RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund.


                                      BELOW    CREDIT GROWTH INTEREST ISSUER LIQUIDITY MANAGER MARKET    MID-    PORTFOLIO
                                    INVESTMENT        STOCK    RATE                                      CAP      TURNOVER
                                      GRADE                                                            COMPANY
                                    SECURITIES
ABN AMRO/Chicago Capital Growth
  Fund                                           X      X       X       X                 X      X
ABN AMRO/Veredus Aggressive Growth
  Fund                                                  X                        X        X      X        X          X
Montag & Caldwell Growth Fund                           X                                 X      X
ABN AMRO/Chicago Capital Balanced
  Fund                                  X        X      X       X       X        X        X
Montag & Caldwell Balanced Fund                  X      X       X       X                 X      X
ABN AMRO/Chicago Capital Bond Fund      X        X      X       X       X        X        X      X

                                        PREPAYMENT       SMALL-      VOLATILITY
                                                          CAP
                                                        COMPANY

ABN AMRO/Chicago Capital Growth
  Fund
ABN AMRO/Veredus Aggressive Growth
  Fund                                                     X              X
Montag & Caldwell Growth Fund
ABN AMRO/Chicago Capital Balanced
  Fund                                       X
Montag & Caldwell Balanced Fund              X
ABN AMRO/Chicago Capital Bond Fund           X


ADDITIONAL RISKS
DEFENSIVE STRATEGY RISK
There may be times when a fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

OTHER INVESTMENT STRATEGIES
In addition to the primary investment strategies described in our Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks and apply to each Fund unless otherwise indicated.

ADRS/EDRS
The Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The Funds have no intention of investing in unsponsored ADRs or EDRs.

Although ADRs and EDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs or EDRs rather than directly in stock of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DERIVATIVES
The Funds may invest in derivatives to limit risk in a portfolio and enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction that the portfolio manager anticipates.

FIXED INCOME SECURITIES

The equity funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a fund.


PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy and virtually risk-free.

OTHER INVESTMENT STRATEGIES

                                               ADRS/EDRS  ASSET/MORTGAGE    BELOW     CMOS  COMMERCIAL  CORPORATE  CONVERTIBLE
                                                             - BACKED     INVESTMENT          PAPER       BONDS    SECURITIES
                                                            SECURITIES      GRADE              AND
                                                                          SECURITIES        SECURITIES
                                                                            (JUNK               OF
                                                                            BONDS)            OTHER
                                                                                            INVESTMENT
                                                                                            COMPANIES
ABN AMRO/Chicago Capital Growth Fund               X            X             X        X        X           X          X P

ABN AMRO/Veredus Aggressive Growth Fund            X                                            X                       X
Montag & Caldwell Growth Fund                      X                                            X           X          X P

ABN AMRO/Chicago Capital Balanced Fund             X           X P           X P       X        X          X P         X P
Montag & Caldwell Balanced Fund                    X            X                      X        X          X P         X P

ABN AMRO/Chicago Capital Bond Fund                             X P           X P       X        X          X P          X

                                               DEBENTURES   DERIVATIVES    EQUITY      FIXED     PREFERRED   REPURCHASE     RULE
                                                   AND       (OPTIONS,   SECURITIES    INCOME      STOCKS    AGREEMENTS     144A
                                               CONVERTIBLE   FORWARDS,               SECURITIES                          SECURITIES
                                               DEBENTURES    FUTURES,
                                                              SWAPS)

ABN AMRO/Chicago Capital Growth Fund               X                        X P          X          X P          X           X
ABN AMRO/Veredus Aggressive Growth Fund            X             X          X P                      X           X           X
Montag & Caldwell Growth Fund                      X             X          X P          X           X           X           X
ABN AMRO/Chicago Capital Balanced Fund             X             X          X P         X P         X P          X           X
Montag & Caldwell Balanced Fund                    X             X          X P         X P          X           X           X
ABN AMRO/Chicago Capital Bond Fund                 X             X                      X P                      X           X

                                                  U.S.
                                               GOVERNMENT
                                               SECURITIES

ABN AMRO/Chicago Capital Growth Fund               X
ABN AMRO/Veredus Aggressive Growth Fund            X
Montag & Caldwell Growth Fund                      X
ABN AMRO/Chicago Capital Balanced Fund            X P
Montag & Caldwell Balanced Fund                   X P
ABN AMRO/Chicago Capital Bond Fund                X P


P = components of a fund's primary investment strategy

Management of the Funds

THE ADVISERS
Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the gross management fee paid by each Fund.

CHICAGO CAPITAL MANAGEMENT, INC.

Chicago Capital is the Adviser to several ABN AMRO Funds and is located at 171
N. Clark Street, Chicago, Illinois 60601. As of December 31, 2000, Chicago Capital Management manages approximately $11 billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. Chicago Capital Management is a member of the ABN AMRO group of companies.



           FUND NAME               PORTFOLIO MANAGER(S)                        INVESTMENT EXPERIENCE
ABN AMRO/Chicago Capital Growth    Bernard F.               Portfolio Manager of the Fund since September 1999; Senior
  Fund                             Myszkowski, CFA          Vice President and Chief Equity Officer; associated with
                                                            Chicago Capital and its affiliates since 1969. He has been a member of the Equity Investment Committee since 1993, and a manager of balanced and common stock portfolios for
                                                            institutional and private family accounts in 1973. Mr.
                                                            Myszkowski received an MBA from Northwestern University in
                                                            1971.

                          Portfolio Manager of
Richard S. Drake, CFA              the Fund since
                                   February 2000; Vice
                                   President, Director
                                   of Equity Research
                                   and Portfolio
                                   Manager; associated
                                   with Chicago Capital
                                   since January 2000.
                                   Mr. Drake has 17
                                   years of investment
                                   experience; he
                                   previously held a
                                   senior investment
                                   management position
                                   with Duff & Phelps
                                   Investment
                                   Management, Inc. from
                                   1995-1999. Mr. Drake
                                   received his MBA from
                                   the Kellogg Graduate
                                   School of Management
                                   at Northwestern
                                   University.

ABN AMRO/Chicago Capital Bond      Thomas J. Marthaler,     Portfolio Manager since the Fund's inception in 1993; Vice
  Fund                             CFA                      President; associated with Chicago Capital and its
                                                            affiliates since 1981. He has managed fixed income
                                                            investment portfolios since 1984. Mr. Marthaler received an
                                                            MBA from Loyola University.

           FUND NAME               PORTFOLIO MANAGER(S)                        INVESTMENT EXPERIENCE
ABN AMRO/Chicago Capital           Bernard F.               Portfolio Manager of the Fund since September 1999; Senior
  Balanced Fund                    Myszkowski, CFA          Vice President and Chief Equity Officer; associated with
                                                            Chicago Capital and its affiliates since 1969. He has been a member of the Equity Investment Committee since 1993, and a manager of balanced and common stock portfolios for
                                                            institutional and private family accounts since 1973. Mr.
                                                            Myszkowski received an MBA from Northwestern University in
                                                            1971.

                                   Thomas J. Marthaler,     Portfolio Manager since the Fund's inception in 1995; Vice
                                   CFA                      President; associated with Chicago Capital and its
                                                            affiliates since 1981. He has managed fixed income
                                                            investment portfolios since 1984. Mr. Marthaler has an MBA from Loyola University.



                 FUND NAME                      GROSS MANAGEMENT FEE
ABN AMRO/Chicago Capital Balanced Fund                 0.70%
ABN AMRO/Chicago Capital Bond Fund                     0.55%
ABN AMRO/Chicago Capital Growth Fund                   0.70%

MONTAG & CALDWELL, INC.

Montag & Caldwell, Inc. is the Adviser to MONTAG & CALDWELL GROWTH FUND and MONTAG & CALDWELL BALANCED FUND and is located at 3343 Peachtree Road N.E., Atlanta, Georgia 30326. The firm was founded in 1945 and is a member of the ABN AMRO group of companies. As of December 31, 2000, Montag & Caldwell managed approximately $29 billion in assets.


          FUND NAME                PORTFOLIO MANAGER                         INVESTMENT EXPERIENCE
Montag & Caldwell   Growth       Ronald E. Canakaris,     Portfolio Manager since the Funds' inceptions in 1994;
Fund                             CIC, CFA                 President and Chief Investment Officer of Montag & Caldwell.
Montag & Caldwell   Balanced                              He has been with the firm since 1972 and is responsible for
Fund                                                      developing the firm's investment process. He has a BS and BA from the University of Florida.



                FUND NAME                           MANAGEMENT FEE
Montag & Caldwell Balanced Fund               0.75%
                                              First $800
Montag & Caldwell Growth Fund                 million              0.80%
                                              Over $800 million    0.60%


VEREDUS ASSET MANAGEMENT LLC

Veredus Asset Management is the Adviser to ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND and is located at 6060 Dutchmans Lane, Louisville, Kentucky 40205. Veredus was founded in 1998 and is a member of the ABN AMRO group of companies. As of December 31, 2000, Veredus managed approximately $682 million in assets. The Fund pays Veredus an annual management fee of 1.00% of its average daily net assets.



FUND NAME                        PORTFOLIO MANAGER       INVESTMENT EXPERIENCE
ABN AMRO/Veredus Aggressive      B. Anthony Weber        Portfolio Manager since the Fund's inception in 1998;
  Growth Fund                                            President and Chief Investment Officer of Veredus Asset
                                                         Management LLC. He leads the team that is responsible for
                                                         the day-to-day management of the Fund. Mr. Weber was
                                                         President and Senior Portfolio Manager of SMC Capital, Inc.
                                                         from 1993-1998. He has 18 years of investment management
                                                         experience. He received a BA from Centre College of
                                                         Kentucky.
                                 Charles P. McCurdy,     Portfolio Manager of the Fund since February 2000; Executive
                                 Jr., CFA                Vice President and Director of Research of Veredus Asset
                                                         Management LLC, since 1998. Formerly employed by SMC
                                                         Capital, Inc. from 1994-1998, Stock Yards Bank and Trust and
                                                         Citizens Fidelity Capital Management. He received his BS
                                                         from the University of Louisville in 1984.

Shareholder Information

OPENING AN ACCOUNT
- Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for Class I shares of each Fund are as follows:
  o Montag & Caldwell Growth Fund: $5 million

  o ABN AMRO/Chicago Capital Growth Fund: $5 million


  o ABN AMRO/Veredus Aggressive Growth Fund: $2 million


  o Montag & Caldwell Balanced Fund: $1 million


  o ABN AMRO/Chicago Capital Balanced Fund: $5 million


  o ABN AMRO/Chicago Capital Bond Fund: $2 million

- Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:
  o clients of a financial consultant
  o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
  o a corporation or other legal entity
- Minimum initial investment requirements may be waived:

  o for affiliates, Trustees and employees of the Advisers or their affiliated companies

  o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
- Make your initial investment using the following table as a guideline.


                                                                            TO ADD TO AN ACCOUNT (NO MINIMUM FOR SUBSEQUENT
       BUYING SHARES                    TO OPEN AN ACCOUNT                                    INVESTMENTS)
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders and wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" on p. 32). Checks
                                - We accept checks, bank drafts         must be drawn on U.S. banks. There is a $20 charge for
                                  and money orders for purchases.       returned checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or
                                  delays in processing your check.      Boston Safe Deposit & Trust
                                - We do not accept third party          ABA #01-10-01234
                                  checks, which are checks made         For: ABN AMRO Funds
                                  payable to someone other than         A/C 140414
                                  the Funds.                            FBO "ABN AMRO Fund Number"
                                                                        "Your Account Number"
                                                                      - We do not accept third party checks, which are checks made payable to someone other than the Funds.

                                                                                          TO ADD TO AN ACCOUNT
       BUYING SHARES                    TO OPEN AN ACCOUNT                      (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)
BY PHONE                        - Obtain a fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Funds at the      ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may           on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN AMRO
                                  amount of your investment.            Funds and tell the representative the fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                                                      - Instruct your bank (who may charge a fee) to wire or ACH
                                  Boston Safe Deposit & Trust           the amount of your investment.
                                  ABA #01-10-01234                    - Give the following wire/ACH information to your bank:
                                  For: ABN AMRO Funds
                                  A/C 140414                            Boston Safe Deposit & Trust
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                                                        "Your Account Number"
                                  ABN AMRO Funds
                                  P.O. Box 9765
                                  Providence, RI 02940
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail' above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Shareholder Account Access".


EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.



You can exchange shares from one ABN AMRO Fund to another within the same class of shares. (For example, from ABN AMRO/ Chicago Capital Growth Fund to ABN AMRO/Chicago Capital Balanced Fund.) All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase. Any gain on the exchange may be a taxable event.


The Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

SELLING/REDEEMING SHARES
Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.


       SELLING SHARES                    DESIGNED FOR...                         TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the fund
                                - Sales or redemptions of any size      name, fund number, your account number, the name(s) in
ABN AMRO FUNDS                                                          which the account is registered and the dollar value or
P.O. BOX 9765                                                           number of shares you wish to sell.
PROVIDENCE, RI 02940                                                  - Include all signatures and any additional documents that may be required. (See "Selling Shares in Writing.")
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 27).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your touch-tone
                                - Sales of up to $50,000 (for           phone, call us at the number to the left.
800 992-8151                      accounts with telephone account     - To place your request with a Shareholder Service
                                  privileges)                           Representative, call between 9am and 7pm ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 27).
                                                                      - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                        Funds make reasonable attempts to verify that telephone
                                                                        instructions are genuine, but you are responsible for any
                                                                        loss that you may incur from telephone requests.

       SELLING SHARES                    DESIGNED FOR...                         TO SELL SOME OR ALL OF YOUR SHARES...
BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                        site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your account,
                                                                        access your account through ABN AMRO Funds' Web site and
                                                                        enter your redemption instructions in the highly secure
                                                                        area for shareholders only called "Shareholder Account
                                                                        Access". A check for the proceeds will be mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 27).


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
- your address of record has changed within the past 30 days

- you are selling more than $50,000 worth of shares (except for ABN AMRO Montag & Caldwell Growth Fund and ABN AMRO Montag & Caldwell Balanced Fund)

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchange Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A SIGNATURE GUARANTEE.

               SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered
                                         - Signature guarantee, if applicable (see above)
Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the account, exactly as the account is registered
                                         - Signature guarantee, if applicable (see above)
Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s)
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - Signature guarantee, if applicable (see above)
Joint tenancy shareholders whose co-     - Letter of instruction signed by the surviving tenant
tenants are decease                      - Copy of death certificate
                                         - Signature guarantee, if applicable (see above)
Executors of shareholder estates         - Letter of instruction signed by executor
                                         - Copy of order appointing executor
                                         - Signature guarantee, if applicable (see above)
Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:

- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.


AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):


- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY CONVERSIONS

Generally, Class I Shares will remain Class I Shares for the life of the account. However, if the balance in Class I Shares falls below the minimum initial investment requirement due to redemptions, ABN AMRO Funds reserves the right to convert the shares to Class N Shares of the same fund.


TRANSACTION POLICIES
CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange, Inc. (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If market quotations are not available, securities are valued at fair value as determined by the Board of Trustees.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and approved in good faith by the Board of Trustees. The NAV may change on days when shareholders may not be able to purchase, redeem or exchange shares.

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.



Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds. ABN AMRO Funds reserve the right to reject any purchase order and to suspend the offering of fund shares. The Funds also reserve the right to change the initial and additional investment minimums or to waive these minimums for any investor. ABN AMRO Funds reserves the right to delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.


SHORT-TERM TRADING
The Funds are designed for long term investors. The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve to right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

ACCOUNT POLICIES AND DIVIDENDS
ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments or automatic investment plans)
- after any change of name or address of the registered owner(s)

DIVIDENDS
The following table shows the Funds' distribution schedule.

                             DISTRIBUTION SCHEDULE


                    FUNDS                                 DIVIDENDS                          CAPITAL GAINS DISTRIBUTION
ABN AMRO/Chicago Capital Growth Fund             - Declared and paid             - Generally distributed at least once a year in
ABN AMRO/Veredus Aggressive Growth Fund            quarterly                     December
Montag & Caldwell Growth Fund
Montag & Caldwell Balanced Fund
ABN AMRO/Chicago Capital Balanced Fund
ABN AMRO/Chicago Capital Bond Fund               - Declared and paid monthly     - Generally distributed at least once a year in
                                                                                 December


DIVIDEND REINVESTMENTS

Many investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES
AUTOMATIC INVESTMENT PLAN

After meeting the standard minimum initial investment of the Fund, the Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:

- Write and sign a letter of instruction including the fund name, fund number, your account number, the name(s) in which the account is registered, the dollar value of shares you wish to purchase each month and the date each month for which the automatic investment is to be made.
- Include a voided check.

- Mail to:
  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940



ABN AMRO FUNDS WEB SITE


ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.


Our Web site is highly secure to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

ABN AMRO Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when ABN AMRO Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, ABN AMRO Funds considers a broker-dealer's reliability, the availability of research, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Funds.

Dividends, Distributions and Taxes


Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Funds is included in the Statement of Additional Information.


- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income are taxable to you as ordinary income.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held the shares of a fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you have held shares of a fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide the Fund with the complete and correct taxpayer identification information and required certification, you may be subject to backup withholding tax.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). For all Funds for the fiscal year ended October 31, 2000, this information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.



Class I shares of ABN AMRO/Veredus Aggressive Growth Fund and ABN AMRO/Chicago Balanced Fund had not commenced operations as of April 30, 2001.



ABN AMRO/CHICAGO CAPITAL GROWTH FUND



                                              Six Months       Period
                                                 Ended          Ended
                                                4/30/01      10/31/00(a)
                                              (unaudited)
Net Asset Value, Beginning of Period             $30.89         $28.60
                                                -------        -------
Income from Investment Operations
  Net investment income                            0.02             --
  Net realized and unrealized gain (loss)
    on investments                                (3.75)          2.29
                                                -------        -------
  Total from investment operations                (3.73)          2.29
                                                -------        -------
Less Distributions
  Distributions from and in excess
  of net investment income                           --             --
  Distributions from net realized
  gain on investments                             (3.08)            --
                                                -------        -------
  Total distributions                             (3.08)            --
                                                -------        -------
Net increase (decrease) in net asset value        (6.81)          2.29
                                                -------        -------
Net Asset Value, End of Period                   $24.08         $30.89
                                                =======        =======

Total Return(1)                                  (12.61)%         8.01%


RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)           $45,059        $50,577
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                    0.83%          0.83%
  After reimbursement of expenses by
    Adviser(2)                                    0.88%          0.83%
Ratio of net investment income
to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                    0.19%          0.06%
  After reimbursement of expenses by
    Adviser(2)                                    0.19%          0.06%
Portfolio Turnover(1)                            11.25%         25.73%

(1)Not annualized
(2)Annualized

(a) ABN AMRO/Chicago Capital Growth Fund Class I Shares commenced operations July 31, 2000.

MONTAG & CALDWELL GROWTH FUND



                                              Six Months       Year           Year        Year        Year
                                                 Ended        Ended          Ended       Ended       Ended        Period
                                                4/30/01      10/31/00       10/31/99    10/31/98    10/31/97       Ended
                                              (unaudited)                                                       10/31/96(a)
Net Asset Value, Beginning of Period            $31.70        $33.46         $26.65      $22.75      $17.08       $15.59
                                                ------        ------         ------      ------      ------       ------
Income from Investment Operations
  Net investment income                           0.05          0.05           0.04        0.01          --(b)      0.02
  Net realized and unrealized gain (loss)
    on investments                               (2.53)        (0.16)          7.71        4.10        5.81         1.49
                                                ------        ------         ------      ------      ------       ------
  Total from investment operations               (2.48)        (0.11)          7.75        4.11        5.81         1.51
                                                ------        ------         ------      ------      ------       ------
Less Distributions
  Distributions from and in excess
  of net investment income                          --(b)         --             --          --          --        (0.02)
  Distributions from net realized
  gain on investments                            (4.08)        (1.65)         (0.94)      (0.21)      (0.14)        0.00
                                                ------        ------         ------      ------      ------       ------
  Total distributions                            (4.08)        (1.65)         (0.94)      (0.21)      (0.14)       (0.02)
                                                ------        ------         ------      ------      ------       ------
Net increase (decrease) in net asset value       (6.56)        (1.76)          6.81        3.90        5.67         1.49
                                                ------        ------         ------      ------      ------       ------
Net Asset Value, End of Period                  $25.14        $31.70         $33.46      $26.65      $22.75       $17.08
                                                ======        ======         ======      ======      ======       ======
Total Return(1)                                  (8.72)%       (0.70)%        29.78%      18.24%      34.26%        9.67%


RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)        $1,109,336    $1,334,651     $1,369,673     $738,423     $268,861        $52,407
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                   0.77%          0.74%          0.76%        0.85%        0.93%          0.98%
  After reimbursement of expenses by
    Adviser(2)                                   0.77%          0.74%          0.76%        0.85%        0.93%          0.98%
Ratio of net investment income
to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                   0.40%          0.15%          0.14%        0.05%       (0.07)%         0.17%
  After reimbursement of expenses by
    Adviser(2)                                   0.40%          0.15%          0.14%        0.05%       (0.06)%         0.17%
Portfolio Turnover(1)                           28.63%         66.71%         31.59%       29.81%       18.65%         26.36%

(1)Not annualized
(2)Annualized

(a) Montag & Caldwell Growth Fund Class I shares commenced operations on June 28, 1996.

(b) Represents less than $0.01 per share.

MONTAG & CALDWELL BALANCED FUND



                                                            Six Months
                                                               Ended         Year         Period
                                                              4/30/01        Ended         Ended
                                                            (unaudited)    10/31/00     10/31/99(a)
                                                            -----------    ---------    -----------
Net Asset Value, Beginning of Period                           $18.62        $19.42        $18.36
                                                            ---------      --------     ---------
Income from Investment Operations
  Net investment income                                          0.20          0.39          0.25
  Net realized and unrealized gain (loss) on investments        (0.88)         0.09          1.03
                                                            ---------      --------     ---------
  Total from investment operations                              (0.68)         0.48          1.28
                                                            ---------      --------     ---------
Less Distributions
  Distributions from and in excess of net investment
  income                                                        (0.21)        (0.40)        (0.22)
  Distributions from net realized gain on investments           (0.62)        (0.88)           --
                                                            ---------      --------     ---------
  Total distributions                                           (0.83)        (1.28)        (0.22)
                                                            ---------      --------     ---------
Net increase (decrease) in net asset value                      (1.51)        (0.80)         1.06
                                                            ---------      --------     ---------
Net Asset Value, End of Period                                 $17.11        $18.62        $19.42
                                                            =========      ========     =========

Total Return(1)                                                 (3.76)%        2.31%         6.98%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)                         $176,005      $174,795       $90,906
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)                 0.87%         0.88%         0.91%
  After reimbursement of expenses by Adviser(2)                  0.87%         0.88%         0.91%
Ratio of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(2)                 2.25%         2.19%         1.77%
  After reimbursement of expenses by Adviser(2)                  2.25%         2.19%         1.77%
Portfolio Turnover(1)                                           19.43%        54.51%        34.79%


(1)Not annualized
(2)Annualized

(a) Class I shares commenced operations on December 31, 1998.

ABN AMRO/CHICAGO CAPITAL BOND FUND



                                                 Six Months
                                                    Ended         Period
                                                   4/30/01         Ended
                                                 (unaudited)    10/31/00(a)
                                                 -----------    -----------
Net Asset Value, Beginning of Period                 $9.73          $9.64
                                                   -------        -------
Income from Investment Operations
  Net investment income                               0.34           0.17
  Net realized and unrealized gain on
    investments                                       0.23           0.09
                                                   -------        -------
  Total from investment operations                    0.57           0.26
                                                   -------        -------
Less Distributions
  Distributions from and in excess
  of net investment income                           (0.35)         (0.17)
  Distributions from net realized
  gain on investments                                   --             --
                                                   -------        -------
  Total distributions                                (0.35)         (0.17)
                                                   -------        -------
Net increase in net asset value                       0.22           0.09
                                                   -------        -------
Net Asset Value, End of Period                       $9.95          $9.73
                                                   =======        =======

Total Return(1)                                       5.91%          2.70%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)               $58,089        $49,432
Ratio of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                        0.70%          0.70%
  After reimbursement of expenses by
    Adviser(2)                                        0.49%          0.51%
Ratio of net investment income
to average net assets:
  Before reimbursement of expenses by
    Adviser(2)                                        6.58%          6.78%
  After reimbursement of expenses by
    Adviser(2)                                        6.79%          6.97%
Portfolio Turnover(1)                                27.34%         39.27%


(1)Not annualized
(2)Annualized

(a) ABN AMRO/Chicago Capital Bond Fund -- Class I commenced operations on July 31, 2000.

General Information


If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:


SHAREHOLDER REPORTS
You will receive Semi-Annual Reports dated April 30 and Annual Reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated September 27, 2001, is available to you without charge. It contains more detailed information about the Funds.


HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS

You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:


Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940-4725
Phone:      Shareholder Services &            800 992-8151
            Fund Literature
            Investment Advisor Services       800 597-9704
Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com


OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by emailing the SEC at publicinfo@sec.gov.


Investment Company Act File Number: 811-8004


[ABN AMRO FUNDS LOGO]

                         MONTAG & CALDWELL GROWTH FUND

                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND


                    ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND


                        MONTAG & CALDWELL BALANCED FUND


                     ABN AMRO/CHICAGO CAPITAL BALANCED FUND


                       ABN AMRO/CHICAGO CAPITAL BOND FUND


                                 CLASS I SHARES


                      SUPPLEMENT DATED SEPTEMBER 27, 2001


            TO PROSPECTUS (CLASS I SHARES) DATED SEPTEMBER 27, 2001



Sales of shares of ABN AMRO/CHICAGO CAPITAL BALANCED FUND (CLASS I SHARES) have been postponed indefinitely and will not be available until further notice.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

CHICAGO CAPITAL MANAGEMENT, INC. - MONTAG & CALDWELL - VEREDUS ASSET MANAGEMENT

       - ABN AMRO ASSET MANAGEMENT (USA) LLC - TAMRO CAPITAL PARTNERS LLC

  [ABN AMRO ASSET MANAGEMENT LOGO]

                                 ABN AMRO FUNDS

                                                       CLASS S SHARES
      Prospectus
                                 MONEY MARKET FUNDS


                                 ABN AMRO Government Money Market Fund

                                 ABN AMRO Money Market Fund
                                 ABN AMRO Tax-Exempt Money Market Fund

                                 ABN AMRO Treasury Money Market Fund



                     SEPTEMBER 27, 2001


The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares
or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

  [ABN AMRO ASSET MANAGEMENT LOGO]

Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------

                                 ABN AMRO FUNDS
                                   TABLE OF CONTENTS


                                                                                                      Page
                                                     ABN AMRO MONEY MARKET FUNDS                        3
                                                     FUND SUMMARIES                                     4
                                                     Investment Objectives, Principal Investment
                                                       Strategies and Risks                             4
                                                         MONEY MARKET FUNDS                             4
                                                         ABN AMRO Government Money Market Fund          4
                                                         ABN AMRO Money Market Fund                     5
                                                         ABN AMRO Tax-Exempt Money Market Fund          6
                                                         ABN AMRO Treasury Money Market Fund            7
                                                         FUND EXPENSES                                  8

                                                     INVESTMENT TERMS                                   9

                                                     MORE ABOUT ABN AMRO FUNDS                         10
                                                         RISK CATEGORIES                               10
                                                         OTHER INVESTMENT STRATEGIES                   10

                                                     MANAGEMENT OF THE FUNDS                           12
                                                         THE ADVISER                                   12

                                                     SHAREHOLDER INFORMATION                           13
                                                         Opening an Account: Buying Shares             13
                                                         Exchanging Shares                             14
                                                         Selling/Redeeming Shares                      15
                                                         Transaction Policies                          18
                                                         Account Policies and Dividends                18
                                                         Additional Investor Services                  19
                                                         Distribution Plan 12b-1 Fees                  19
                                                         Shareholder Service Fee                       19

                                                     DIVIDENDS, DISTRIBUTIONS AND TAXES                20

                                                     FINANCIAL HIGHLIGHTS                              21

                                                     GENERAL INFORMATION                              Back
                                                                                                       Cover

ABN AMRO Money Market Funds



ABN AMRO Funds is an open-end management investment company that consists of 28 separate investment portfolios, including equity, balanced, fixed income and money market funds. Four of the portfolios are offered in this prospectus. Equity, balanced and fixed income funds are offered under separate prospectuses. In addition, other money market funds are offered under separate prospectuses.



MONEY MARKET FUNDS

MONEY MARKET FUNDS invest in short-term, high quality money market securities. They seek to provide stable principal and regular income. The income provided by money market funds varies with interest rate movements.

WHO MAY WANT TO INVEST IN MONEY MARKET FUNDS
Money market funds may be appropriate if you:
- want regular income
- are investing for a short-term objective
- want an investment that seeks to maintain a stable net asset value
- want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)

Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
- the value of fund shares will fluctuate
- you could lose money
- you cannot be certain that a fund will achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Government Money Market Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests 100% of its assets in U.S. government money market instruments (and repurchase agreements involving these instruments), such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.
CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The investor share class of the ABN AMRO Government Money
Market Fund was reorganized into the Class S
Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor.
All performance figures shown below represents the performance of the investor share class of the predecessor fund.


          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.63
1995                                                                             5.33
1996                                                                             4.82
1997                                                                             5.05
1998                                                                             4.91
1999                                                                             4.53
2000                                                                             5.74


  Year-to-date Return (as of
    6/30/01):                         2.31%
  Best quarter:               12/00   1.50%
  Worst quarter:               9/93   0.66%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money
Fund Report Averages(TM)/Total Government
Average.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)

                             ABN
                          Government     Money Fund
                         Money Market      Report
                             Fund         Averages
-------------------------------------------------------

    1 year:                 5.74%           5.80%
-------------------------------------------------------

    5 years:                5.01%           5.04%
-------------------------------------------------------

    Since
    Inception:(1)           4.67%           4.71%
-------------------------------------------------------


(1)Fund's inception: April 22, 1993. Money Fund
Report Averages data computed from April 30,
1993.

MONEY MARKET FUNDS

ABN AMRO Money Market Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements involving these instruments. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature in or reset 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.
U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.
FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers.
Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The investor share class of the ABN AMRO Money Market Fund was reorganized into the Class S Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. All performance figures shown below represents the performance of the investor share class of the predecessor fund.


          CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.71
1995                                                                             5.38
1996                                                                             4.87
1997                                                                             5.12
1998                                                                             4.97
1999                                                                             4.60
2000                                                                             5.83


  Year-to-date Return (as of
    6/30/01):                         2.37%
  Best quarter:               12/00   1.51%
  Worst quarter:               6/93   0.66%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money
Fund Report Averages(TM)/Total Taxable Average.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)

                             ABN
                             AMRO        Money Fund
                         Money Market      Report
                             Fund         Averages
-------------------------------------------------------

    1 year:                 5.83%          5.88%
-------------------------------------------------------

    5 years:                5.08%          5.11%
-------------------------------------------------------

    Since
    Inception:(1)           4.71%          4.75%
-------------------------------------------------------


(1)Fund inception: March 31, 1993. Money Fund
Report Averages data computed from March 31,
1993.

MONEY MARKET FUNDS

ABN AMRO Tax-Exempt Money Market Fund

INVESTMENT OBJECTIVE
The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax and not included as a preference item under the federal alternative minimum tax.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests substantially all of its assets in high quality money market instruments issued by municipalities and other issuers, and at least 80% (as a fundamental policy) of its net assets in securities that pay income exempt from federal and alternative minimum taxes. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. Issuers may be located in any state, territory or possession of the U.S. or the District of Columbia.

The portfolio manager:
- emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund for credit quality changes and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. The Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers.
Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The investor share class of the ABN AMRO Tax-Exempt Money
Market Fund was reorganized into the Class S
Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor.
All performance figures shown below represents the performance of the investor share class of the predecessor fund.


          CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             2.24
1995                                                                             3.24
1996                                                                             2.88
1997                                                                             3.10
1998                                                                             2.96
1999                                                                             2.75
2000                                                                             3.61


  Year-to-date Return (as of
    6/30/01):                         1.38%
  Best quarter:               12/00   0.95%
  Worst quarter:               6/93   0.36%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money
Fund Report Averages(TM)/Total Tax-Free
Average.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)

                           ABN AMRO
                          Tax-Exempt     Money Fund
                             Money         Report
                          Market Fund     Averages
-------------------------------------------------------

    1 year:                  3.61%          3.53%
-------------------------------------------------------

    5 years:                 3.06%          3.06%
-------------------------------------------------------

    Since
    Inception:(1)            2.84%          2.91%
-------------------------------------------------------


(1)Fund's inception: March 24, 1993. Money Fund
Report Averages data computed from March 31,
1993.

MONEY MARKET FUNDS

ABN AMRO Treasury Money Market Fund

INVESTMENT OBJECTIVE
The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.
CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The investor share class of the ABN AMRO Treasury Money
Market Fund was reorganized into the Class S
Shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor.
All performance figures shown below represents the performance of the investor share class of the predecessor fund.


          CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             3.32
1995                                                                             5.02
1996                                                                             4.54
1997                                                                             4.70
1998                                                                             4.64
1999                                                                             4.37
2000                                                                             5.59


  Year-to-date Return (as of
    6/30/01):                         2.24%
  Best quarter:               12/00   1.47%
  Worst quarter:               6/93   0.55%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money
Fund Report Averages(TM)/U.S. Treasury Average.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)

                           ABN AMRO
                           Treasury         Money
                             Money       Fund Report
                          Market Fund     Averages
--------------------------------------------------------

    1 year:                  5.59%          5.42%
--------------------------------------------------------

    5 years:                 4.77%          4.75%
--------------------------------------------------------

    Since
    Inception:(1)            4.36%          4.44%
--------------------------------------------------------


(1)Fund's inception: March 25, 1993. Money Fund
Report Averages data computed from March 30,
1993.

Fund Expenses


As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.


SHAREHOLDER FEES

As a benefit of investing with these ABN AMRO Funds, you do not incur any sales loads, exchange fees or redemption fees.


Also, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                                  TOTAL                NET
                                                          MANAGEMENT   DISTRIBUTION    OTHER     EXPENSE     FEE     EXPENSE
FUND(1)                                                      FEES      (12B-1) FEES   EXPENSES    RATIO    WAIVERS   RATIO(2)
ABN AMRO Government Money Market Fund                        0.20%         0.25%        0.19%     0.64%        --      0.64%
ABN AMRO Money Market Fund                                   0.35          0.25         0.25      0.85      (0.12)%    0.73
ABN AMRO Tax-Exempt Money Market Fund                        0.35          0.24         0.11      0.70      (0.12)     0.58
ABN AMRO Treasury Money Market Fund                          0.35          0.24         0.13      0.72      (0.11)     0.61



(1)Each Fund offers two classes of shares that invest in the same portfolio of securities: Class S and Class I. Class I shares are not subject to a Rule 12b-1 distribution fee and a shareholder service fee. Therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class S shares, which are offered in this prospectus. Class I shares are offered in a separate prospectus.



(2)The above table reflects a continuation of the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the estimated expenses for the fiscal year ended October 31, 2001. The Advisers are contractually obligated to waive management fees and/or reimburse expenses through September 30, 2002 at the rates shown in the table.


EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.


FUND                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
ABN AMRO Government Money Market Fund                            $65       $205       $357       $  798
ABN AMRO Money Market Fund                                        75        247        447        1,026
ABN AMRO Tax-Exempt Money Market Fund                             59        199        365          847
ABN AMRO Treasury Money Market Fund                               62        208        378          873

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MONEY FUND REPORT AVERAGES(TM)/TOTAL GOVERNMENT AVERAGE: An average measures the share prices of a specified group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/TOTAL TAXABLE AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/TOTAL TAX-FREE AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Tax-Free Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/U.S. TREASURY AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUNICIPAL SECURITIES: Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from federal taxes and from state taxes only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.


12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.



U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

More About ABN AMRO Funds

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund.



                                                             CREDIT  FOREIGN    INTEREST  MANAGER MUNICIPAL      US
                                                                    SECURITIES    RATE            SECURITIES GOVERNMENT
                                                                                                               AGENCY
                                                                                                             SECURITIES
ABN AMRO Government Money Market Fund                          X                   X        X                    X
ABN AMRO Money Market Fund                                     X        X          X        X                    X
ABN AMRO Tax-Exempt Money Market Fund                          X                   X        X         X
ABN AMRO Treasury Money Market Fund                            X                   X        X


OTHER INVESTMENT STRATEGIES
In addition to the primary investment strategies described in the summaries, there may be times when the Fund uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

INVESTMENT COMPANIES
To the extent permitted by the 1940 Act, Funds may invest in securities issued by other investment companies. Generally, the Funds invest in other investment companies in connection with the management of their daily cash position. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend the market prices for such securities which can fluctuate.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).


                                                             COMMERCIAL   FIXED    INVESTMENT REPURCHASE RULE 144A     U.S.
                                                               PAPER      INCOME   COMPANIES  AGREEMENTS SECURITIES GOVERNMENT
                                                                        SECURITIES                                  SECURITIES
ABN AMRO Government Money Market Fund                            X         XP                    XP                    XP
ABN AMRO Money Market Fund                                       X         XP                    XP          X         XP
ABN AMRO Tax-Exempt Money Market Fund                            X         XP          X         XP          X
ABN AMRO Treasury Money Market Fund                              X         XP                    XP                    XP



P = components of a fund's primary investment strategy

Management of the Funds


THE ADVISER

The Adviser provides management services to each Fund. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the management fee paid by each Fund.

ABN AMRO ASSET MANAGEMENT (USA) LLC.

ABN AMRO Asset Management (USA) LLC is the Adviser to the Funds. As of December 31, 2001, ABN AMRO Asset Management managed approximately 10.1 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 208 South LaSalle Street, 4th Floor, Chicago, IL 60604, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.



        FUND NAME             PORTFOLIO MANAGER(S)                       INVESTMENT EXPERIENCE

ABN AMRO Money Market Fund    Karen Van Cleave        Portfolio Manager of each Fund since January, 1994; Senior
ABN AMRO Government Money                             Vice President of the Adviser. Prior to 1994 Ms. Van Cleave
  Market Fund                                         was a Vice President and Portfolio Manager at Chemical
ABN AMRO Treasury Money                               Investment Group, Ltd., for 3 years. Ms. Van Cleave earned
  Market Fund                                         her B.S. in Business Administration from Boston University.
ABN AMRO Tax-Exempt Money     Steven L. Haldi         Portfolio Manager of the Fund since October, 1999; Vice
  Market Fund                                         President of the Adviser. Before joining the Adviser, Mr.
                                                      Haldi worked for 15 years at First National Bank of Chicago in the Fixed Income Portfolio Management Group. Mr. Haldi
                                                      holds an M.B.A. from Benedictine University and a B.S. in
                                                      Finance from Eastern Illinois University.


                 FUND NAME                      GROSS MANAGEMENT FEE
ABN AMRO Money Market Fund                             0.35%
ABN AMRO Tax-Exempt Money Market Fund                  0.35%
ABN AMRO Government Money Market Fund                  0.20%
ABN AMRO Treasury Money Market Fund                    0.35%

Shareholder Information

OPENING AN ACCOUNT
- Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for Class S shares of each ABN AMRO Fund are as follows:
  o Regular Accounts: $2,500
  o Individual Retirement Accounts (IRAs) $500
  o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
  o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.

  o Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.

  o Make your initial investment using the following table as a guideline.
  o All account openings must be in "good order."


BUYING SHARES                 TO OPEN AN ACCOUNT                  TO ADD TO AN ACCOUNT ($50 MINIMUM)
 BY MAIL                      - Complete and sign your            - Return the investment slip from a statement with your
                                application.                        check in the envelope provided and mail to us at the
 ABN AMRO FUNDS               - Make your check payable to ABN      address at the left.
 P.O. BOX 9765                  AMRO Funds and mail to us at the  - We accept checks, bank drafts, money orders and wires and
 PROVIDENCE, RI                 address at the left.                ACH for purchases (see "Other Features" on p. 16). Checks
 02940                        - We accept checks, bank drafts       must be drawn on U.S. banks. There is a $20 charge for
                                and money orders for purchases.     returned checks.
                                Checks must be drawn on U.S.      - Give the following wire/ACH information to your bank:
                                banks to avoid any fees or          Boston Safe Deposit & Trust
                                delays in processing your check.    ABA #01-10-01234
                              - We do not accept third party        For: ABN AMRO Funds
                                checks, which are checks made       A/C 140414
                                payable to someone other than       FBO "ABN AMRO Fund Number"
                                the Funds.                          "Your Account Number"
                                                                    Include your name, account number, taxpayer identification number or Social Security number, address and the Fund(s)
                                                                    you wish to purchase in the wire instructions.
                                                                  - We do not accept third party checks, which are checks made payable to someone other than the Funds.
  f

BUYING SHARES                 TO OPEN AN ACCOUNT                  TO ADD TO AN ACCOUNT ($50 MINIMUM)
 BY PHONE                     - Obtain a fund number and account  - Verify that your bank or credit union is a member of the
                                by calling ABN AMRO Funds at the    ACH.
 800 992-8151                   number at the left.               - You should complete the "Bank Account Information" section
                              - Instruct your bank (who may         on your account application.
                                charge a fee) to wire or ACH the  - When you are ready to add to your account, call ABN AMRO
                                amount of your investment.          Funds and tell the representative the fund name, account
                              - Give the following wire/ACH         number, the name(s) in which the account is registered and
                                information to your bank:           the amount of your investment.
                                Boston Safe Deposit & Trust       - Instruct your bank (who may charge a fee) to wire or ACH
                                ABA #01-10-01234                    the amount of your investment.
                                For: ABN AMRO Funds               - Give the following wire/ACH information to your bank:
                                A/C 140414                          Boston Safe Deposit & Trust
                                FBO "ABN AMRO Fund Number"          ABA #01-10-01234
                                "Your Account Number"               For: ABN AMRO Funds
                              - Return your completed and signed    A/C 140414
                                application to:                     FBO "ABN AMRO Fund Number"
                                ABN AMRO Funds                      "Your Account Number"
                                P.O. Box 9765                       Include your name, account number, taxpayer identification
                                Providence, RI 02940-4725           number or Social Security number, address and the Fund(s)
                                                                    you wish to purchase in the wire instructions.
 BY INTERNET                  - Download the appropriate account  - Verify that your bank or credit union is a member of the
                                application(s) from our Web         ACH.
 WWW.ABNAMROFUNDS.COM           site.                             - Complete the "Purchase, Exchange and Redemption
                              - Complete and sign the               Authorization" section of your account application.
                                application(s). Make your check   - Obtain a Personal Identification Number (PIN) from ABN
                                payable to ABN AMRO Funds and       AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                mail it to the address under "By    not already done so. To obtain a PIN, please call 800
                                Mail" above.                        992-8151.
                                                                  - When you are ready to add to your account, access your
                                                                    account through ABN AMRO Funds' Web site and enter your
                                                                    purchase instructions in the highly secure area for
                                                                    shareholders only called "Shareholder Account Access".

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
- The account number and Fund name are included
- The amount of the transaction is specified in dollars or shares
- Signatures of all owners appear exactly as they are registered on the account
- Any required signature guarantees (if applicable) are included
- Other supporting legal documents (as necessary) are present

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

HOW DOES AN EXCHANGE TAKE PLACE?

When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

ABN AMRO Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchanges must be in "good order."

SELLING/REDEEMING SHARES
Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.


SELLING SHARES                DESIGNED FOR...                     TO SELL SOME OR ALL OF YOUR SHARES...
 BY MAIL                      - Accounts of any type              - Write and sign a letter of instruction indicating the fund
                              - Sales or redemptions of any size    name, fund number, your account number, the name(s) in
 ABN AMRO FUNDS                                                     which the account is registered and the dollar value or
 P.O. BOX 9765                                                      number of shares you wish to sell.
 PROVIDENCE, RI                                                   - Include all signatures and any additional documents that
 02940                                                              may be required. (See "Selling Shares in Writing").
                                                                  - Mail to us at the address at the left.
                                                                  - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                    mailed to a different address, you must write a letter of
                                                                    instruction and have it signature guaranteed.
                                                                  - Proceeds may also be sent by wire or ACH (see "Other
                                                                    Features" on p. 16.

 BY PHONE                     - Non-retirement accounts           - For automated service 24 hours a day using your touch-tone
                              - Sales of up to $50,000 (for         phone, call 800 992-8151.
 800 992-8151                   accounts with telephone account   - To place your request with a Shareholder Service
                                privileges)                         Representative, call between 9 am and 7 pm ET,
                                                                    Monday - Friday.
                                                                  - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                    mailed to a different address, you must write a letter of
                                                                    instruction and have it signature guaranteed.
                                                                  - Proceeds may also be sent by wire or ACH (see "Other
                                                                    Features" on p. 16.
                                                                  - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                    Funds make reasonable attempts to verify that telephone
                                                                    instructions are genuine, but you are responsible for any
                                                                    loss that you may bear from telephone requests.

SELLING SHARES                DESIGNED FOR...                     TO SELL SOME OR ALL OF YOUR SHARES...
 BY INTERNET                  - Non-retirement accounts           - Complete the "Purchase, Exchange and Redemption
                                                                    Authorization" section of your account application.
 WWW.ABNAMROFUNDS.COM                                             - Obtain a Personal Identification Number (PIN) from ABN
                                                                    AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                    site if you have not already done so.
                                                                  - When you are ready to redeem a portion of your account,
                                                                    access your account through ABN AMRO Funds' Web site and
                                                                    enter your redemption instructions in the highly secure
                                                                    area for shareholders only called "Shareholder Account
                                                                    Access". A check for the proceeds will be mailed to you at the address of record.
                                                                  - Proceeds may also be sent by wire or ACH (see "Other
                                                                    Features" on p. 16).

 BY MONEY MARKET              - Regular accounts                  - Request the free checkwriting privilege on your
 CHECKWRITING                                                       application.
                                                                  - Verify that the shares to be sold were purchased more than
                                                                    15 days or earlier or were purchased by wire.
                                                                  - You may write unlimited checks, each for $100 or more. You cannot close an account by writing a check.
                                                                  - You continue to earn dividends until checks are presented for payment. There is a $30 charge for returned checks.
                                                                  - Currently, there is no charge for this privilege, but the
                                                                    Fund reserves the right to add one.
                                                                  - Canceled checks are available upon request but there is a fee to receive them.
                                                                  - The Fund may cancel this privilege at any time by giving notice to you.


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
- your address of record has changed within the past 30 days
- you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association. A notary public cannot provide a signature guarantee.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole      - Letter of instruction
proprietorship, UGMA/UTMA, or general  - On the letter, the signatures and titles of all persons
partner accounts                         authorized to sign for the account, exactly as the account is registered
                                       - Signature guarantee, if applicable (see above)
Owners of corporate or association     - Letter of instruction
accounts                               - Corporate resolution certified within the past 12 months
                                       - On the letter, the signatures and titles of all persons
                                         authorized to sign for the accounts, exactly as the
                                         account is registered
                                       - Signature guarantee, if applicable (see above)
Owners or trustees of trust accounts   - Letter of instruction
                                       - On the letter, the signature of the trustee(s)
                                       - If the names of all trustees are not registered on the
                                         account, a copy of the trust document certified within the past 12 months
                                       - Signature guarantee, if applicable (see above)
Joint tenancy shareholders whose       - Letter of instruction signed by the surviving tenant
co-tenants are deceased                - Copy of death certificate
                                       - Signature guarantee, if applicable (see above)
Executors of shareholder estates       - Letter of instruction signed by executor
                                       - Copy of order appointing executor
                                       - Signature guarantee, if applicable (see above)
Administrators, conservators,          - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                           - IRA distribution request form completed and signed. Call
                                         800 992-8151 for a form.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 to the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your account if the value of your account falls below $50 due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES
CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange
(NYSE) (typically 4:00 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. On occasion, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail or telephone request in proper form. Under normal circumstances, purchase orders and redemption requests must be received by 1:00 p.m. ET (12:00 p.m. ET for ABN AMRO TAX-EXEMPT MONEY MARKET FUND) for same day processing. On days when fixed income markets close before the NYSE, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same business day credit. On days when the Federal Reserve Cash Settlement System closes earlier than normal, this time may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.


Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
- reject any purchase order
- suspend the offering of fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

MONEY MARKET TRADING
Your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans
Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds. Checks must be made payable to "ABN AMRO Funds."

SHORT-TERM TRADING
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

ACCOUNT POLICIES AND DIVIDENDS
ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
- after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder

Service Representatives at 800 992-9151. We will continue to distribute reports to you in separate mailings.

DIVIDENDS
The Funds will declare dividends daily and pay dividends monthly and distribute capital gains at least once a year, in December.


DIVIDEND REINVESTMENTS

Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES
AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
- Write and sign a letter of instruction including the fund name, fund number, your account number, the name(s) in which the account is registered, the dollar value of shares you wish to purchase each month and the date each month for which the automatic investment is to be made.
- Include a voided check.
- Mail to:
  Alleghany Funds
  P.O. Box 9765

  Providence, RI 02940


ABN AMRO FUNDS WEB SITE

ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.


Our Web site is highly secure to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are follows.

DISTRIBUTION PLAN 12b-1 FEES
To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of no more than 0.25% is paid out of each Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of funds shares and for services provided to shareholders. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

SHAREHOLDER SERVICE FEE
The Funds have adopted a shareholder servicing plan for the Class S shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Funds pay a fee of up to 0.25% of the average daily net assets of the Class S shares. This fee is paid to the distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments. The distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Funds is included in the Statement of Additional Information.

TAXES
Distributions you receive from a Fund may be taxable whether or not you reinvest them.
- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.
- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.
- Distributions of any net investment income are taxable to you as ordinary income.
- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
- Each Fund is obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). For all Funds for the fiscal year ended December 31, 2000, this information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.


ABN AMRO GOVERNMENT MONEY MARKET FUND


                                                  Six Months
                                                     Ended         Year        Year        Year        Year        Year
                                                   06/30/01       Ended       Ended       Ended       Ended       Ended
                                                  (unaudited)    12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                                  -----------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period                  $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                                    -------      -------     -------     -------      ------      ------
  Income from Investment Operations
  Net investment income                                0.02         0.06        0.04        0.05        0.05        0.05
                                                    -------      -------     -------     -------      ------      ------
  Less distributions from net investment income       (0.02)       (0.06)      (0.04)      (0.05)      (0.05)      (0.05)
                                                    -------      -------     -------     -------      ------      ------
Net Asset Value, End of Period                        $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                                    =======      =======     =======     =======      ======      ======

Total Return(1)                                        2.31%        5.74%       4.53%       4.91%       5.05%       4.82%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)                $40,869      $76,097     $96,031     $89,497      $8,932      $5,093
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)       0.90%        0.91%       0.91%       0.92%       0.72%       0.69%
  After reimbursement of expenses by Adviser(2)        0.64%        0.65%       0.65%       0.67%       0.59%       0.69%
Ratio of net investment income to average of net
assets:
  Before reimbursement of expenses by Adviser(2)       4.31%        5.34%       4.20%       4.54%       4.82%       4.71%
  After reimbursement of expenses by Adviser(2)        4.57%        5.60%       4.46%       4.80%       4.95%       4.71%



(1)Not Annualized


(2)Annualized

ABN AMRO MONEY MARKET FUND



                                                  Six Months
                                                     Ended        Year       Year       Year       Year       Year
                                                   06/30/01      Ended      Ended      Ended      Ended      Ended
                                                  (unaudited)   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                                                  -----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                  $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                   --------     --------   --------   --------    ------     ------
  Income from Investment Operations
  Net investment income                                0.02        0.06       0.05       0.05       0.05       0.05
                                                   --------     --------   --------   --------    ------     ------
  Less distributions from net investment income       (0.02)      (0.06)     (0.05)     (0.05)     (0.05)     (0.05)
                                                   --------     --------   --------   --------    ------     ------
Net Asset Value, End of Period                        $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                   ========     ========   ========   ========    ======     ======

Total Return(1)                                        2.37%       5.83%      4.60%      4.97%      5.12%      4.87%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)               $151,989     $231,648   $247,655   $219,576    $1,282     $1,466
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser(2)       1.09%       1.06%      1.05%      1.06%      0.85%      0.83%
  After reimbursement of expenses by Adviser(2)        0.72%       0.69%      0.68%      0.69%      0.59%      0.68%
Ratio of net investment income to average of net
assets:
  Before reimbursement of expenses by Adviser(2)       4.36%       5.08%      4.15%      4.48%      4.74%      4.62%
  After reimbursement of expenses by Adviser(2)        4.76%       5.45%      4.52%      4.85%      5.00%      4.77%



(1)Not Annualized


(2)Annualized

ABN AMRO TAX-EXEMPT MONEY MARKET FUND


                                            Six Months
                                               Ended           Year          Year          Year          Year          Year
                                             06/30/01         Ended         Ended         Ended         Ended         Ended
                                            (unaudited)      12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
                                            -----------      --------      --------      --------      --------      --------
Net Asset Value, Beginning of Period            $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
                                              -------        -------       -------       -------        ------        ------
  Income from Investment Operations
  Net investment income                          0.01           0.04          0.03          0.03          0.03          0.03
                                              -------        -------       -------       -------        ------        ------
  Less distributions from net
    investment income                           (0.01)         (0.04)        (0.03)        (0.03)        (0.03)        (0.03)
                                              -------        -------       -------       -------        ------        ------
Net Asset Value, End of Period                  $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
                                              =======        =======       =======       =======        ======        ======
Total Return(1)                                  1.38%          3.61%         2.75%         2.96%         3.10%         2.88%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)          $41,173        $65,046       $65,130       $67,480        $2,978        $2,807
Ratio of expenses to average net
  assets:
  Before reimbursement of expenses by
    Adviser(2)                                   1.05%          1.05%         1.08%         1.06%         0.89%         0.81%
  After reimbursement of expenses by
    Adviser(2)                                   0.57%          0.57%         0.60%         0.60%         0.58%         0.65%
Ratio of net investment income to
average of net assets:
  Before reimbursement of expenses by
    Adviser(2)                                   2.29%          3.07%         2.23%         2.45%         2.76%         2.69%
  After reimbursement of expenses by
    Adviser(2)                                   2.77%          3.55%         2.71%         2.92%         3.07%         2.85%



(1)Not Annualized


(2)Annualized

ABN AMRO TREASURY MONEY MARKET FUND


                                             Six Months
                                                Ended           Year          Year          Year          Year          Year
                                              06/30/01         Ended         Ended         Ended         Ended         Ended
                                             (unaudited)      12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
                                             -----------      --------      --------      --------      --------      --------
Net Asset Value, Beginning of Period             $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
                                               -------        -------       -------       -------        ------       -------
  Income from Investment Operations
  Net investment income                           0.02           0.05          0.04          0.05          0.05          0.04
                                               -------        -------       -------       -------        ------       -------
  Less distributions from net
    investment income                            (0.02)         (0.05)        (0.04)        (0.05)        (0.05)        (0.04)
                                               -------        -------       -------       -------        ------       -------
Net Asset Value, End of Period                   $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
                                               =======        =======       =======       =======        ======       =======
Total Return(1)                                   2.24%          5.59%         4.37%         4.64%         4.70%         4.54%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)           $14,807        $13,422       $11,696       $17,625        $6,722       $10,910
Ratio of expenses to average net
  assets:
  Before reimbursement of expenses by
    Adviser(2)                                    1.07%          1.08%         1.09%         1.09%         0.88%         0.84%
  After reimbursement of expenses by
    Adviser(2)                                    0.59%          0.60%         0.61%         0.62%         0.58%         0.69%
Ratio of net investment income to
average of net assets:
  Before reimbursement of expenses by
    Adviser(2)                                    3.95%          4.94%         3.80%         4.08%         4.30%         4.30%
  After reimbursement of expenses by
    Adviser(2)                                    4.43%          5.42%         4.28%         4.54%         4.60%         4.45%

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS
You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference and dated September 27, 2001, is available to you without charge. It contains more detailed information about the Funds.


HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:


Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940
Phone:      Shareholder Services &            800 992-8151
            Fund Literature
            Investment Advisor Services       800 597-9704
Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com


OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

  [ABN AMRO FUNDS LOGO]

                                 ABN AMRO FUNDS

                                                       CLASS Y SHARES
      Prospectus

                                 ABN AMRO Institutional Prime Money Market Fund

                                 ABN AMRO Institutional Government Money Market Fund


                                 ABN AMRO Institutional Treasury Money Market
                                 Fund



                     SEPTEMBER 27, 2001


The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares
or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

  [ABN AMRO FUNDS LOGO]

Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference. For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------

                                 ABN AMRO FUNDS
                                   TABLE OF CONTENTS


                                                                                                      Page
                                                     FUND SUMMARIES                                     3
                                                     Investment Objectives, Principal Investment
                                                       Strategies and Risks                             3
                                                         MONEY MARKET FUNDS                             3
                                                         ABN AMRO Institutional Prime Money Market
                                                           Fund                                         3
                                                         ABN AMRO Institutional Government Money
                                                           Market Fund                                  4
                                                         ABN AMRO Institutional Treasury Money
                                                           Market Fund                                  5
                                                         FUND EXPENSES                                  6

                                                     INVESTMENT TERMS                                   7

                                                     MORE ABOUT ABN AMRO FUNDS                          8
                                                         RISK SUMMARY                                   8
                                                         OTHER INVESTMENT STRATEGIES                    8

                                                     MANAGEMENT OF THE FUND                            10
                                                         THE ADVISER                                   10

                                                     SHAREHOLDER INFORMATION                           11
                                                         Purchasing Shares                             11
                                                         Minimum Investment                            11
                                                         Selling Shares                                11
                                                         General Policies                              11
                                                         Distributions and Taxes                       11
                                                         Investor Services Exchange Privileges         11
                                                         Account Statements                            12
                                                         Shareholder Mailings                          12
                                                         Instructions for Account Transactions         12

                                                     FINANCIAL HIGHLIGHTS                              13

                                                     GENERAL INFORMATION                              Back
                                                                                                       Cover


                                   No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
                                   - the value of fund shares will fluctuate
                                   - you could lose money
                                   - you cannot be certain that a fund will
                                     achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Institutional Prime Money Market Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities (and repurchase agreements involving these instruments). The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less
PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to change in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.
U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

FUND PERFORMANCE
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

          CALENDAR YEAR TOTAL RETURN

[BAR CHART]

                                                                             TOTAL RETURN
                                                                             ------------
2000                                                                             6.32


  YTD return:             6/30/01       2.58%
  Best quarter:             12/00       1.64%
  Worst quarter:             3/00       1.38%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money
Fund Report Averages(TM)/Total Taxable Average.

          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)


                           ABN
                      Institutional
                       Prime Money       Money Fund
                       Market Fund     Report Averages
----------------------------------------------------------

    1 year:               6.32%             6.15%
----------------------------------------------------------

    Since
    Inception:(1)         6.32%             6.15%
----------------------------------------------------------



(1)Fund's inception: December 28, 1999. Money
Fund Report Averages inception computed from December 31, 1999.

MONEY MARKET FUNDS

ABN AMRO Institutional Government Money Market Fund

                     (not currently available for purchase)


INVESTMENT OBJECTIVE
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests 100% of its assets in U.S. government money market instruments and repurchase agreements involving these instruments, such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund has not yet commenced operations as of September 27, 2001 and does not have any significant performance history. Performance information will be included in the Fund's next annual or semi-annual report if operations commence.

MONEY MARKET FUNDS

ABN AMRO Institutional Treasury Money Market Fund

                     (not currently available for purchase)

INVESTMENT OBJECTIVE
The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund has not yet commenced operations as of September 27, 2001 and does not have any significant performance history. Performance information will be included in the Fund's next annual or semi-annual report if operations commence.

Fund Expenses


As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.


SHAREHOLDER FEES
As a benefit of investing with the Fund, you do not incur any sales loads, exchange fees or redemption fees.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                       TOTAL                NET
                                                              MANAGEMENT    OTHER     EXPENSE     FEE     EXPENSE
FUND                                                             FEES      EXPENSES    RATIO    WAIVERS    RATIO
ABN AMRO Institutional Prime Money Market Fund                   0.10%       0.08%     0.18%      --%      0.18%(1)
ABN AMRO Institutional Government Money Market Fund              0.10        0.15(2)   0.25       --       0.25
ABN AMRO Institutional Treasury Money Market Fund                0.10        0.15(2)   0.25       --       0.25



(1)The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the estimated expenses for the fiscal year ended October 31, 2001. The Adviser is contractually obligated to waive management fees and/or reimburse expenses at least through September 30, 2002 at the rates shown in the table.



(2)Since the fund has not commenced operations as of September 27, 2001, other expenses are based on estimated amounts for the current fiscal year.


EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.


FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Institutional Prime Money Market Fund                 $18             $58            $101             $230
ABN AMRO Institutional Government Money Market Fund             26              80             n/a              n/a
ABN AMRO Institutional Treasury Money Market Fund               26              80             n/a              n/a

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MONEY FUND REPORT AVERAGES(TM)/TOTAL TAXABLE AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.


U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee does not extend to the market prices for such securities, which can fluctuate.

More About ABN AMRO Funds

RISK SUMMARY
The following chart compares the principal risks of investing in each ABN AMRO Fund.

                                                               CREDIT     FOREIGN    INTEREST   MANAGER         US
                                                                         SECURITIES    RATE                GOVERNMENTAL
                                                                                                              AGENCY
                                                                                                            SECURITIES
ABN AMRO Institutional Prime Money Market Fund                   X          X           X          X           X
ABN AMRO Institutional Government Money Market Fund              X                      X          X           X
ABN AMRO Institutional Treasury Money Market Fund                X                      X          X




OTHER INVESTMENT STRATEGIES
In addition to the primary investment strategies described in the summaries, there may be times when the Fund uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.


REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities which can fluctuate.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).


                                                              COMMERCIAL    FIXED     REPURCHASE  RULE 144A      U.S.
                                                                PAPER       INCOME    AGREEMENTS  SECURITIES  GOVERNMENT
                                                                          SECURITIES                          SECURITIES
ABN AMRO Institutional Prime Money Market Fund                    X          XP           XP         X           XP
ABN AMRO Institutional Government Money Market Fund               X          XP           XP                     XP
ABN AMRO Institutional Treasury Money Market Fund                 X          XP           XP                     XP



P = components of a fund's primary investment strategy

Management of the Funds


THE ADVISER

The Adviser provides management services to the Funds. The Adviser is paid an annual management fee of 0.10% by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights the Funds' lead portfolio manager and her investment experience.

ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC is the Adviser to each Fund. As of December 31, 2000, ABN AMRO Asset Management managed approximately 10.1 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 208 South LaSalle Street, 4th Floor, Chicago, IL 60604, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.



Karen Van Cleave has been the Portfolio Manager of each Fund since its inception. Ms. Van Cleave, Senior Vice President, joined the Adviser in January 1994. Prior to 1994, Ms. Van Cleave was a Vice President and Portfolio Manager at Chemical Investment Group, Ltd. for 3 years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.

Shareholder Information

PURCHASING SHARES

Shares are purchased at the Fund's net asset value (NAV). The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) typically 4:00 p.m. Eastern time by dividing a class' net assets by the number of shares outstanding. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. An order will be priced at the next NAV calculated after the Fund accepts the order. The Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. On occasion, fair value prices may be determined in good faith using methods approved by the Board of Trustees.



Orders in proper form placed prior to 4:00 p.m., ET and for which payments are received in or converted into Federal Funds and orders which are confirmed by telephonic confirmation, will become effective at the NAV determined on that day. The shares purchased will receive the dividend declared on that day.


MINIMUM INVESTMENT

The minimum initial investment in Class Y is $5,000,000. There is no minimum subsequent investment amount. A Fund may waive or lower purchase minimums in other circumstances including:


- for affiliates Trustees and employees of ABN AMRO Asset Management (USA) and its affiliated companies or

- with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.

- Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:



  - clients of a financial consultant



  - immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)



  - a corporation or other legal entity


SELLING SHARES
Investors may redeem shares at any time, by wire or telephone. The investor will receive the next NAV calculated after the Fund's transfer agent or other authorized agent accepts the investor's order. Ordinarily, redemption proceeds are sent to investors within seven days of a redemption request.

Selling recently purchased shares may result in a delay in receipt of an investor's redemption proceeds of up to eight business days or until a Fund has collected payment from the investor.

GENERAL POLICIES
The Funds will not be responsible for any fraudulent telephone order, provided that the customer service representative takes reasonable measures to verify the order and the investor did not decline telephone privileges on the application.

The Funds have the right to:

- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations

- change or discontinue exchange privileges or temporarily suspend exchange privileges during unusual market conditions (see Investor Services)
- delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
- suspend redemptions as permitted by law (e.g., emergency situations)

Each Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Adviser determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

DISTRIBUTIONS AND TAXES
Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax. An exchange is treated as a taxable event.

Each investor's tax situation is unique. Investors should consult a professional about federal, state and local tax consequences.

INVESTOR SERVICES EXCHANGE PRIVILEGE
An investor may exchange Class Y shares of any Fund for Class Y shares of any other ABN AMRO Fund by requesting an exchange in writing or by telephone. New accounts established through an exchange will have the same privileges as the original account (as long as they are available). Please read the current Prospectus for a Fund before exchanging into it.

ACCOUNT STATEMENTS
Every investor receives regular account statements. Investors will also receive an annual statement that describes the tax characteristics of any dividends and distributions the Fund has paid to the investor during the year.

SHAREHOLDER MAILINGS

To help reduce Fund expenses and environmental waste, the Funds combine mailings for multiple accounts going to a single address by delivering Fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Institutional Fund Representatives at 1 888 838-5132.


INSTRUCTIONS FOR ACCOUNT TRANSACTIONS
TO ESTABLISH AN ACCOUNT

Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.


By Wire - Transmit your investment to Boston Safe Deposit and Trust with these instructions:
- ABA #011001234
  fund name and DDA#
  Boston, Massachusetts
  - ABN AMRO Institutional Prime Money Market Fund DDA #24-4481
  - ABN AMRO Institutional Government Money Market Fund DDA #24-4481
  - ABN AMRO Institutional Treasury Money Market Fund DDA #24-4481
- the Institutional Service Share class
- your Social Security or tax ID number
- account registration
- dealer number, if applicable
- account number

Call us to obtain an account number. Return your application with the account number on the application.

TO BUY ADDITIONAL SHARES

Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.


By Wire - Transmit your investment to Boston Safe Deposit and Trust with these instructions:
- ABA #011001234
  fund name and DDA#
  Boston, Massachusetts
- ABN AMRO Institutional Prime Money Market Fund DDA 24-4481
- ABN AMRO Institutional Government Money Market Fund DDA 24-4481
- ABN AMRO Institutional Treasury Money Market Fund DDA 24-4481
- the Institutional Share class
- your Social Security or tax ID number
- account registration
- dealer number, if applicable

TO SELL SHARES

Please call an Institutional Fund Representative at 888 838-5132 before redeeming shares.


By Wire - Be sure the Fund has your bank account information on file. Proceeds will be wired to your bank.

Financial Highlights


These financial highlights tables are to help you understand the Fund's financial performance. The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). For the Fund for the fiscal years ended December 31, 1999 and 2000, this information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request. ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND and ABN AMRO INSTITUTIONAL TREASURY MONEY MARKET FUND had not yet commenced operations as of June 30, 2001.


ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND


                                                                Six Months
                                                                   Ended          Year         Period
                                                                 06/30/01        Ended          Ended
                                                                (unaudited)     12/31/00     12/31/99(3)
                                                                -----------     --------     -----------
Net Asset Value, Beginning of Period                                 $1.00          $1.00        $1.00
                                                                ----------     ----------       ------
Income from Investment Operations
  Net investment income                                               0.03           0.06         0.00(a)
                                                                ----------     ----------       ------
  Total from investment operations                                    0.03           0.06         0.00
                                                                ----------     ----------       ------
  Less Dividends
  Dividends from net investment income                               (0.03)         (0.06)        0.00(a)
                                                                ----------     ----------       ------
  Total dividends                                                    (0.03)         (0.06)        0.00
                                                                ----------     ----------       ------
Net increase in net asset value                                         --             --           --
                                                                ----------     ----------       ------
Net Asset Value, End of Period                                       $1.00          $1.00        $1.00
                                                                ==========     ==========       ======
Total Return(1)                                                       2.58%          6.32%        0.05%

RATIOS/SUPPLEMENTAL DATA
Net Asset, End of Period (in 000's)                             $2,024,639     $1,445,394       $5,000
Ratio to average net assets
  Expenses including waivers(2)                                       0.19%          0.20%        0.20%
  Net investment income including waivers(2)                          5.05%          6.46%        4.40%
  Expenses excluding waivers(2)                                       0.19%          0.20%        3.39%
  Net investment income excluding waivers(2)                          5.05%          6.46%        1.22%



(1)Not Annualized



(2)Annualized



(3)Commenced operations on December 28, 1999. All ratios except the total return for the period have been annualized.


(a) Per share was less than $0.005.

General Information

If you wish to know more about the Fund, you will find additional information in the following documents.

SHAREHOLDER REPORTS
You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference and dated September 27, 2001, is available to you without charge. It contains more detailed information about the Fund.


HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Fund by contacting:


Address:   ABN AMRO Funds
           P.O. Box 9765
           Providence, RI 02940
Phone:     Shareholder Services &             888 838-5132
           Fund Literature
           Investment Advisor Services        800 592-9704
Web site:  www.abnamrofunds.com
           www.advisor.abnamrofunds.com


OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

  [AMN AMBRO FUNDS LOGO]

                                 ABN AMRO FUNDS

                                                      CLASS YS SHARES
      Prospectus

                                 ABN AMRO Institutional Prime Money Market Fund ABN AMRO Institutional Government Money Market Fund
                                 ABN AMRO Institutional Treasury Money Market
                                 Fund


                     SEPTEMBER 27, 2001


The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares
or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

  [ABN AMRO FUNDS LOGO]

Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference. For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------

                                 ABN AMRO FUNDS
                                   TABLE OF CONTENTS


                                                                                                      Page
                                                     FUND SUMMARIES
                                                     Investment Objectives, Principal Investment
                                                       Strategies and Risks
                                                         MONEY MARKET FUNDS
                                                         ABN AMRO Institutional Prime Money Market
                                                           Fund                                         3
                                                         ABN AMRO Institutional Government Money
                                                           Market Fund                                  4
                                                         ABN AMRO Institutional Treasury Money
                                                           Market Fund                                  5
                                                         FUND EXPENSES                                  6

                                                     INVESTMENT TERMS                                   7
                                                     MORE ABOUT ABN AMRO FUNDS
                                                         RISK SUMMARY                                   8
                                                         OTHER INVESTMENT STRATEGIES                    8
                                                     MANAGEMENT OF THE FUND
                                                         THE ADVISER                                   10
                                                     SHAREHOLDER INFORMATION
                                                         Purchasing Shares                             11
                                                         Minimum Investment                            11
                                                         Selling Shares                                11
                                                         General Policies                              11
                                                         Shareholder Service Fee                       11
                                                         Distribution and Taxes                        12
                                                         Investor Services Exchange Privilege          12
                                                         Account Statements                            12
                                                         Shareholder Mailings                          12
                                                         Instructions for Account Transactions         12

                                                     FINANCIAL HIGHLIGHTS                              13

                                                     GENERAL INFORMATION                              Back
                                                                                                       Cover


                                   No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
                                   - the value of fund shares will fluctuate
                                   - you could lose money
                                   - you cannot be certain that a fund will
                                     achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Institutional Prime Money Market Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements involving these instruments. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
 -  are denominated in U.S. dollars
 -  have high credit quality and minimal credit risk
 -  mature or reset in 397 days or less
PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to change in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

FUND PERFORMANCE

The bar chart below shows the blended
performance of the Fund's Institutional Shares and Institutional Service Shares for calendar year December 31, 2000. The Fund's
Institutional Shares commenced operations on
December 28, 1999 and the Institutional Service
Shares commenced operations on June 29, 2000.
Institutional Shares have lower expenses than Institutional Service Shares. As a result, the performance of the Institutional Service Shares has been lower than that of Institutional
Shares.


          CALENDAR YEAR TOTAL RETURN

[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
2000                                                                             6.20


  Year-to-date Return:   6/30/01   2.45%
  Best quarter:             9/00   1.58%
  Worst quarter:            3/00   1.38%



For 2000, the performance figure is that of a predecessor fund, ABN AMRO Institutional Prime
Money Market Fund.



The following table indicates how the Fund's average annual returns compared to the returns of the Money Fund Report Averages(TM)/ Total
Taxable Average.


          AVERAGE ANNUAL TOTAL RETURN
   (For the periods ended December 31, 2000)

                         ABN
                 Institutional Prime
                    Money Market        Money Fund Report
                        Fund                Averages
-------------------------------------------------------------

    1 year:             6.20%                 6.15%
-------------------------------------------------------------

    Since
    Inception:(1)        6.20%                6.15%
-------------------------------------------------------------


(1)Fund's inception: December 28, 1999. Money
Fund Report Averages data computed from
December 31, 1999.

MONEY MARKET FUNDS

ABN AMRO Institutional Government Money Market Fund

                     (not currently available for purchase)


INVESTMENT OBJECTIVE
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests 100% of its assets in U.S. government money market instruments and repurchase agreements involving these instruments, such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
 - are denominated in U.S. dollars
 - have high credit quality and minimal credit risk
 - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund has not yet commenced operations on September 27, 2001 and does not have any significant performance history. Performance information will be included in the Fund's next annual or semi-annual report if operations commence.

MONEY MARKET FUNDS

ABN AMRO Institutional Treasury Money Market Fund

                     (not currently available for purchase)

INVESTMENT OBJECTIVE
The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
- selects securities that:
 - are denominated in U.S. dollars
 - have high credit quality and minimal credit risk
 - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund has not yet commenced operations on September 27, 2001 and does not have any significant performance history. Performance information will be included in the Fund's next annual or semi-annual report if operations commence.

Fund Expenses


As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.


SHAREHOLDER FEES
As a benefit of investing with the Fund, you do not incur any sales loads, exchange fees or redemption fees.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                       TOTAL                NET
                                                              MANAGEMENT    OTHER     EXPENSE     FEE     EXPENSE
FUND                                                             FEES      EXPENSES    RATIO    WAIVERS    RATIO
ABN AMRO Institutional Prime Money Market Fund                   0.10%       0.33%     0.43%      --%      0.43%(1)
ABN AMRO Institutional Government Money Market Fund              0.10        0.40(2)   0.50       --       0.50
ABN AMRO Institutional Treasury Money Market Fund                0.10        0.40(2)   0.50       --       0.50



(1)The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the estimated expenses for the fiscal year ended October 31, 2001. The Adviser is contractually obligated to waive management fees and/or reimburse expenses at least through September 30, 2002 at the rates shown in the table.



(2)Since the fund has not commenced operations as of September 27, 2001, other expenses are based on estimated amounts of the current fiscal year.


EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.


FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Institutional Prime Money Market Fund                 $44            $138            $241             $542
ABN AMRO Institutional Government Money Market Fund             51             160             n/a              n/a
ABN AMRO Institutional Treasury Money Market Fund               51             160             n/a              n/a

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MONEY FUND REPORT AVERAGES(TM)/TOTAL TAXABLE AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.


REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

More About ABN AMRO Funds

RISK SUMMARY
The following chart compares the principal risks of investing in each ABN AMRO Fund.


                                                      CREDIT       FOREIGN      INTEREST     MANAGER           US
                                                                  SECURITIES      RATE                    GOVERNMENTAL
                                                                                                             AGENCY
                                                                                                           SECURITIES
ABN AMRO Institutional Prime Money Market Fund          X            X             X            X             X
ABN AMRO Institutional Government Money Market
  Fund                                                  X                          X            X             X

ABN AMRO Institutional Treasury Money Market
  Fund                                                  X                          X            X


OTHER INVESTMENT STRATEGIES
In addition to the primary investment strategies described in the summaries, there may be times when the Fund uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.


REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES


These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market for the process for such securities which can fluctuate.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).


                                                      COMMERCIAL      FIXED       REPURCHASE       RULE
                                                        PAPER         INCOME      AGREEMENTS       144A
                                                                    SECURITIES                  SECURITIES
                                                                                                    US
                                                                                                GOVERNMENT
                                                                                                SECURITIES
ABN AMRO Institutional Prime Money Market Fund            X            X P           X P            X           X P

ABN AMRO Institutional Government Money Market
  Fund                                                    X            X P           X P                        X P

ABN AMRO Institutional Treasury Money Market Fund         X            X P           X P                        X P


P = components of a fund's primary investment strategy

Management of the Funds

THE ADVISER
The Adviser provides management services to the Funds. The Adviser is paid an annual management fee of 0.10% by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights the Funds' lead portfolio manager and her investment experience.

ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC is the Adviser to each Fund. As of December 31, 2000, ABN AMRO Asset Management managed approximately 10.1 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 208 South LaSalle Street, 4th Floor, Chicago, IL 60604, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.



Karen Van Cleave has been the Portfolio Manager of each Fund since its inception. Ms. Van Cleave, is Senior Vice President, of the Adviser in January 1994. Prior to 1994, Ms. Van Cleave was a Vice President and Portfolio Manager at Chemical Investment Group, Ltd. for 3 years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.

Shareholder Information

PURCHASING SHARES

Shares are purchased at the Fund's net asset value (NAV). The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) typically 4:00 p.m. Eastern time by dividing a class's net assets by the number of shares outstanding. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. An order will be priced at the next NAV calculated after the Fund accepts the order. The Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. On occasion, fair value prices may be determined in good faith using methods approved by the Board of Trustees.



Orders in proper form placed prior to 4:00 p.m., ET and for which payments are received in or converted into Federal Funds and orders which are confirmed by telephonic confirmation, will become effective at the NAV determined on that day. The shares purchased will receive the dividend declared on that day.


MINIMUM INVESTMENT

The minimum initial investment in Class YS is $5,000,000. There is no minimum subsequent investment amount. A Fund may waive or lower purchase minimums in other circumstances including:


- for affiliate Trustees and employees of ABN AMRO Asset Management (USA) and its affiliated companies or

- with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.

- Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:


  o clients of a financial consultant


  o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)


  o a corporation or other legal entity


SELLING SHARES
Investors may redeem shares at any time, by wire or telephone. The investor will receive the next NAV calculated after the Fund's transfer agent or other authorized agent accepts the investor's order. Ordinarily, redemption proceeds are sent to investors within seven days of a redemption request.

Selling recently purchased shares may result in a delay in receipt of an investor's redemption proceeds of up to eight business days or until a Fund has collected payment from the investor.

GENERAL POLICIES
The Funds will not be responsible for any fraudulent telephone order, provided that the customer service representative takes reasonable measures to verify the order and the investor did not decline telephone privileges on the application.

The Funds have the right to:

- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations

- change or discontinue exchange privileges or temporarily suspend exchange privileges during unusual market conditions (see Investor Services)
- delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
- suspend redemptions as permitted by law (e.g., emergency situations)

Each Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Adviser determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

SHAREHOLDER SERVICE FEE
The Funds have adopted a shareholder servicing plan for the Class YS shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Funds pay a fee of up to 0.25% of the average daily net assets of the Class YS shares. This fee is paid to the distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments. The distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

DISTRIBUTIONS AND TAXES
Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax. An exchange is treated as a taxable event.

Each investor's tax situation is unique. Investors should consult a professional about federal, state and local tax consequences.

INVESTOR SERVICES EXCHANGE PRIVILEGE
An investor may exchange Class YS shares of any Fund for Class YS shares of any other ABN AMRO Fund by requesting an exchange in writing or by telephone. New accounts established through an exchange will have the same privileges as the original account (as long as they are available). Please read the current Prospectus for a Fund before exchanging into it.

ACCOUNT STATEMENTS
Every investor receives regular account statements. Investors will also receive an annual statement that describes the tax characteristics of any dividends and distributions the Fund has paid to the investor during the year.

SHAREHOLDER MAILINGS

To help reduce Fund expenses and environmental waste, the Funds combine mailings for multiple accounts going to a single household by delivering Fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Institutional Fund Representatives at 888 838-5132.


INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO ESTABLISH AN ACCOUNT

Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.


By Wire - Transmit your investment to Boston Safe Deposit and Trust with these instructions:
- ABA #011001234
  fund name and DDA#
  Boston, Massachusetts
- ABN AMRO Institutional Prime Money Market Fund DDA #24-4481
- ABN AMRO Institutional Government Money Market Fund DDA #24-4481
- ABN AMRO Institutional Treasury Money Market Fund DDA #24-4481
- the Institutional Service Share class
- your Social Security or tax ID number
- account registration
- dealer number, if applicable
- account number

Call us to obtain an account number. Return your application with the account number on the application.

TO BUY ADDITIONAL SHARES

Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.


By Wire - Transmit your investment to Boston Safe Deposit and Trust with these instructions:
- ABA #011001234
  fund name and DDA#
  Boston, Massachusetts
- ABN AMRO Institutional Prime Money Market Fund DDA 24-4481
- ABN AMRO Institutional Government Money Market Fund DDA 24-4481
- ABN AMRO Institutional Treasury Money Market Fund DDA 24-4481
- the Institutional Share class
- your Social Security or tax ID number
- account registration
- dealer number, if applicable

TO SELL SHARES

Please call an Institutional Fund Representative at 888 838-5132 before redeeming shares.


By Wire - Be sure the Fund has your bank account information on file. Proceeds will be wired to your bank.

Financial Highlights


These financial highlights tables are to help you understand the Fund's financial performance. The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). For the Fund for the fiscal year ended December 31, 2000, this information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request. ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND and ABN AMRO INSTITUTIONAL TREASURY MONEY MARKET FUND have not yet commenced operations as of June 30, 2001.


ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND


                                                             Six Months
                                                                Ended           Period
                                                              06/30/01           Ended
                                                             (unaudited)      12/31/00(a)
                                                             -----------      -----------
Net Asset Value, beginning of period                             $1.00            $1.00
                                                               -------          -------
Income from investment operations:
  Net investment income                                           0.02             0.03
                                                               -------          -------
Less distributions from net investment income                    (0.02)           (0.03)
                                                               -------          -------
Net Asset Value end of period                                    $1.00            $1.00
                                                               =======          =======
Total Return(1)                                                   2.45%            3.20%
RATIOS/SUPPLEMENTAL DATA:
Net Assets End of Period (000)                                 $78,805          $71,609
Ratio to Average Net Assets
  Expenses including waivers(2)                                   0.44%            0.45%
  Net investment income including waivers(2)                      4.80%            6.23%
  Expenses excluding waivers(2)                                   0.44%            0.45%
  Net investment income excluding waivers(2)                      4.80%            6.23%



(1)Not annualized


(2)Annualized


(a) Commenced operations on June 29, 2000. All ratios except the total return for the period have been annualized.

General Information

If you wish to know more about the Fund, you will find additional information in the following documents.

SHAREHOLDER REPORTS
You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference and dated September 27, 2001, is available to you without charge. It contains more detailed information about the Funds.


HOW TO OBTAIN REPORTS

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Fund by contacting:


Address:   ABN AMRO Funds
           P.O. Box
           Providence, RI 02940
Phone:     Shareholder Services &             888 838-5132
           Fund Literature
           Investment Advisor Services        800 597-9704
Web site:  www.abnamrofunds.com
           www.advisor.abnamrofunds.com


OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

                                 ABN AMRO FUNDS




             CLASS N SHARES                                              CLASS Y SHARES


          ABN AMRO Growth Fund                           ABN AMRO Institutional Prime Money Market Fund
          ABN AMRO Value Fund                          ABN AMRO Institutional Treasury Money Market Fund
        ABN AMRO Small Cap Fund                       ABN AMRO Institutional Government Money Market Fund
       ABN AMRO Real Estate Fund
       ABN AMRO Asian Tigers Fund                                       CLASS YS SHARES
   ABN AMRO Europe Equity Growth Fund
   ABN AMRO International Equity Fund                    ABN AMRO Institutional Prime Money Market Fund
   ABN AMRO Latin America Equity Fund                  ABN AMRO Institutional Treasury Money Market Fund
                                                      ABN AMRO Institutional Government Money Market Fund


             CLASS S SHARES                                              CLASS I SHARES

 ABN AMRO Government Money Market Fund                       ABN AMRO Government Money Market Fund
       ABN AMRO Money Market Fund                                  ABN AMRO Money Market Fund
 ABN AMRO Tax-Exempt Money Market Fund                       ABN AMRO Tax-Exempt Money Market Fund
  ABN AMRO Treasury Money Market Fund                         ABN AMRO Treasury Money Market Fund




                  (Each a "Fund" and collectively, the "Funds")


                       STATEMENT OF ADDITIONAL INFORMATION

                               September 27, 2001

This Statement of Additional Information dated September 27, 2001 (the "SAI") provides supplementary information pertaining to shares representing interests in thirteen investment portfolios of the ABN AMRO Funds (the "Trust"). As described above, ABN AMRO Growth Fund, ABN AMRO Value Fund, ABN AMRO Small Cap Fund, ABN AMRO Real Estate Fund, ABN AMRO Asian Tigers Fund, ABN AMRO Europe Equity Growth Fund, ABN AMRO International Equity Fund and ABN AMRO Latin America Equity Fund offer Class N shares. ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Treasury Money Market Fund offer Class S and Class I shares. ABN AMRO Institutional Prime Money Market Fund offers Class Y and Class YS shares. As of the date of this SAI, Institutional Treasury Money Market Fund and Institutional Government Money Market Fund have not commenced operations.

         This SAI is not a Prospectus and should be read only in conjunction with each Fund's Prospectus dated September 27, 2001, as amended or supplemented from time to time. No investment should be made in any of the Funds without first reading the appropriate Prospectus.

         The audited financial statements for the fiscal year ended December 31, 2000 for the Funds are incorporated herein by reference to the Funds' Annual Report as filed with the Securities and Exchange Commission (the "SEC") on February 26, 2001. The Funds' unaudited financial statements for the six-month period ended June 30, 2001 are incorporated herein by reference to the Semi-Annual Report as filed with the SEC on August 22, 2001.

         You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting ABN AMRO FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-992-8151.

                                TABLE OF CONTENTS



THE FUNDS.....................................................................................................      3
INVESTMENT POLICIES AND RISK CONSIDERATIONS...................................................................      3
INVESTMENT RESTRICTIONS.......................................................................................     21
NON-FUNDAMENTAL INVESTMENT POLICIES...........................................................................     22
MANAGEMENT OF THE FUND........................................................................................     23
TRUSTEES AND OFFICERS OF THE TRUST............................................................................     23
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................................................     25
INVESTMENT ADVISORY AND OTHER SERVICES........................................................................     32
     The Adviser..............................................................................................     32
     The Sub-Advisers.........................................................................................     34
     The Administrator........................................................................................     34
     The Sub-Administrator....................................................................................     36
     The Distributor..........................................................................................     36
     Distribution Plan........................................................................................     37
     Shareholder Servicing Plan...............................................................................     38
     The Transfer Agent.......................................................................................     38
     The Custodian............................................................................................     38
     Counsel And Auditors.....................................................................................     38
BROKERAGE ALLOCATION AND OTHER PRACTICES......................................................................     39
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS..............................................................     39
DESCRIPTION OF SHARES.........................................................................................     43
NET ASSET VALUE ..............................................................................................     45
DIVIDENDS.....................................................................................................     46
TAXES.........................................................................................................     47
PERFORMANCE INFORMATION.......................................................................................     50
FINANCIAL STATEMENTS..........................................................................................     54
OTHER INFORMATION.............................................................................................     54
APPENDIX A....................................................................................................    A-1



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN A PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THAT PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. A PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUNDS

ABN AMRO Funds (the "Trust"), 171 North Clark Street, Chicago, IL 60601-3294, is a no-load, open-ended management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"), except ABN AMRO Real Estate Fund and Latin America Equity Fund, which are classified as non-diversified. Each Fund is a series of the Trust, which was formed as a Delaware business trust on September 10, 1993. Prior to September 24, 2001, the Trust was known as the "Alleghany Funds". This SAI relates to the following funds: ABN AMRO Value Fund, ABN AMRO Growth Fund, ABN AMRO Small Cap Fund, ABN AMRO Real Estate Fund (collectively, the "U.S. Equity Funds"), ABN AMRO International Equity Fund, ABN AMRO Europe Equity Growth Fund, ABN AMRO Asian Tigers Fund, ABN AMRO Latin America Equity Fund (collectively, the "International Funds" and, together with the U.S. Equity Funds, the "Equity Funds"), ABN AMRO Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Institutional Prime Money Market Fund, AMRO Institutional Treasury Money Market Fund and AMRO Institutional Government Money Market Fund (collectively, the "Money Market Funds" and together with the U.S. Equity and International Funds, the "Funds"). The Trust also offers eight equity funds, two international equity funds, two balanced funds, two fixed income funds and one money market fund, which are not described in this document. As of the date of this SAI, Institutional Treasury Money Market Fund and Institutional Government Money Market Fund have not commenced operations.

                   INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following supplements the information contained in each Prospectus concerning the investment policies and risks of investing in the Funds. Except as otherwise stated below or in each Prospectus, all Funds may invest in the portfolio investments included in this section. The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.


ADRS, CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

A Fund may invest in depositary receipts and other similar instruments, such as ADRs, CDRs, EDRs & GDRs. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary, EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES


Asset-backed securities consist of securities secured by company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purpose of owning such assets and issuing such debt. A Fund may invest in other asset-backed securities that may be created in the future if the Adviser determines they are suitable.



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Asset-backed securities may be traded over-the-counter and typically have short to intermediate maturities depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.


Asset-backed securities eligible for purchase by a Fund may be those securities issued as short-maturity tranches of large securitizations, which receive principal and cash flow before other tranches. Other asset-backed securities are short-term debt instruments similar to commercial paper but secured by a pool of public or private asset backed transactions.

Principal and interest on non-mortgage asset-backed securities and asset-backed commercial paper may be guaranteed up to certain amounts and for a certain time period by letters of credit issued by financial institutions (such as banks or insurance companies) unaffiliated with the issuers of such securities. The purchase of non-mortgage asset-backed securities and asset-backed commercial paper raises risk considerations unique to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holder of the asset-backed securities. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder.


BANKERS' ACCEPTANCES

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

BANK INVESTMENT CONTRACTS ("BICS")


A Fund may invest in BICs. BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, BICs are issuing bank or savings and loan institution. For this reason, BICs are considered to be illiquid investments.

BRADY BONDS

A Fund may invest in Brady Bonds. Brady Bonds are a particular type of debt obligation created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring. Around 1990, the Mexican external debt markets experienced significant changes with the completion of the "Brady Plan" restructurings in those markets. Brady Bonds are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, and are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar denominated). They are actively traded in the over-the-counter secondary market. U.S. dollar-denominated collateralized Brady Bonds are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations with the same maturity. Interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that is typically equal to between 12 and 18 months of interest payments. Payment of interest and (except in the case of principal-collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. The restructurings provided for the exchange of loans and cash for newly issued bonds, Brady Bonds. Brady Bonds generally fall into two categories: collaterized Brady Bonds and bearer Brady Bonds. U.S. dollar-denominated collaterized bonds, which



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may be fixed par bonds or floating rate discount bonds, are collaterized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year of rolling interest payments are collaterized by cash or other investments.


CERTIFICATES OF DEPOSIT

Certificates of deposit are interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid.

COMMERCIAL PAPER

Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES


A Fund may invest in convertible securities. Convertible securities are corporate securities that are exchangeable for a set number of shares of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.


DEBT SECURITIES -- RATINGS


The quality standards of debt securities and other obligations as described for the Funds must be satisfied at the time an investment is made. In the event that an investment held by a Fund is assigned a lower rating or ceases to be rated, the Adviser promptly reassesses whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund disposes of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund.

DEMAND FEATURES AND GUARANTEES

A demand feature permits the holder of a security to demand payment before maturity. Subject to certain requirements, the Fund may rely on the demand feature to shorten the maturity of the underlying security for purposes of compliance with Rule 2a-7 under the 1940 Act. A demand feature can also provide unconditional or conditional credit support, and liquidity. In some cases, a premium may be paid for a demand feature, which may reduce the yield otherwise payable on the underlying security. The right to obtain payment from the provider of a demand feature depends on the provider's ability to pay.

A guarantee is an unconditional obligation of a person other than the issuer of the security to undertake to pay certain amounts owed to the holder of the security. A guarantee includes a letter of credit and financial guaranty (bond) insurance. The right to obtain payment from a guarantor depends on the guarantor's ability to pay.

Generally, a Fund may acquire only those demand features or guarantees that present minimal credit risks and that are "eligible securities" (see Restraints on Investments by Money Market Funds for more information). For purposes of determining the maturity of a security subject of a demand feature or guarantee, a Fund may consider the first date on which it has the right to obtain payment, although the final maturity of the underlying security is later than that date.

DOLLAR-DENOMINATED SECURITIES OF FOREIGN BANKS

A Fund may invest in dollar-denominated securities of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of



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deposit issued by offices of foreign and domestic banks located outside the
United States; Eurodollar Time Deposits ("ETDs") which are U.S. Dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

DOLLAR ROLLS

A Fund may invest in dollar roll transactions. Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held.

EQUITY SECURITIES

A Fund may invest in equity securities. Equity Securities include common stocks, common stock equivalents, preferred stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks, sponsored and unsponsored depositary receipts (e.g., ADRs), REITs, and equity securities of closed-end investment companies.

FLOATING RATE NOTES

Floating rate notes normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund may use the longer of the period required before the Fund is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit enhancements provided by banks. The Adviser monitors the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

FOREIGN SECURITIES

A Fund may invest in foreign securities as described below. Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve


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requirements than those applicable to domestic branches of U.S. banks.
Government regulation in many of the countries of interest to a Fund may limit the extent of the Fund's investment in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although the Funds typically do not engage in hedging activities, a Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chose to do so.

A Fund may invest in securities denominated in currencies of foreign countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a Fund's assets denominated in those currencies. Foreign countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain foreign countries may restrict the free conversion of their currencies into other currencies, including the U.S. dollar. Further, it may be difficult to reduce a Fund's currency risk through hedging if it chose to engage in hedging activities. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

Certain risks associated with international investments and investing in smaller, developing markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

In making investment decisions for the Fund, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity




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of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser's decisions regarding these risks may not be correct or prove to be wise and, generally, any losses resulting from investing in foreign countries will be borne by Fund shareholders.

Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD FOREIGN CURRENCY CONTRACTS

A Fund may invest in forward foreign currency contracts. A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract.

At the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

A Fund may invest in futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Although the Funds typically do not engage in hedging activities, a Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges, stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

No price is paid upon entering into futures contracts. Instead, a Fund is required to deposit an amount of cash or liquid assets known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid assets, equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis. Whenever a Fund is required to establish a segregated account for any investment or strategy, notations in the books of the Trust's custodian are sufficient to constitute a segregated account.

The Funds typically do not engage in hedging activities. Further, there are risks associated with these activities, including the following: (1) the success of a hedging strategy depends on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading


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restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

Eurodollar futures are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of the funds and sellers to obtain a fixed rate for borrowings.

The Funds will only enter into futures contracts traded on a national futures exchange or board of trade.

GNMA CERTIFICATES

GNMA Certificates are securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have shorter average maturities and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

GUARANTEED INVESTMENT CONTRACTS ("GICS")

A Fund may invest in GICs. GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies. For this reason, GICs are considered to be illiquid.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within 7 days at approximately the price at which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding 7 days, if there is no secondary market for such security, and repurchase agreements with durations (or maturities) over 7 days in length.

INVESTMENT COMPANY SHARES

Under applicable regulations, each Fund is generally prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to the Fund's own fees and expenses.



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A Fund is permitted to invest in shares of the ABN AMRO Money Market Funds for cash management purposes, provided that the Adviser and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies under the 1940 Act, and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

LOAN PARTICIPATIONS

Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower corporation will be deemed to be the issuer of the participation interest except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent. The secondary market, if any, for these loan participations is limited.

MASTER LIMITED PARTNERSHIPS

A Fund may invest in master limited partnerships. Master limited partnerships are public limited partnerships composed of (i) assets spun off from corporations or (ii) private limited partnerships. Master limited partnerships are formed by reorganizing corporate assets or private partnerships as public limited partnerships combining various investment objectives. Interests in master limited partnerships are represented by depositary receipts traded in the secondary market. Because limited partners have no active role in management, the safety of a limited partner's investment in a master limited partnership depends upon the management ability of the general partner.

MONEY MARKET INSTRUMENTS

Money market instruments include certificates of deposit, commercial paper, bankers' acceptances, Treasury bills, time deposits, repurchase agreements and shares of money market funds.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages.

Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie May also guarantee timely distributions of scheduled principal. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity, such as a trust or corporation. These securities include collateralized mortgage obligations ("CMOs") and real estate


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mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae.

FHLMC or GNMA-guaranteed mortgage pass-through certificates: For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

A Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

MUNICIPAL SECURITIES

The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing


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authority to request appropriations from the state legislative body. Municipal
Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any nationally recognized statistical rating organization ("NRSRO") are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

A Fund's investments in any of the notes described above is limited to those obligations (i) rated in the highest two rating categories by an NRSRO or (ii) if not rated, of equivalent quality in the Adviser's judgment.

Municipal bonds must be rated in the highest four rating categories by an NRSRO at the time of investment or, if unrated, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds rated in the above rating categories. The Adviser may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

OBLIGATIONS OF SUPRANATIONAL ENTITIES

Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.


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OPTIONS

A Fund may invest in options. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price. which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid assets in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid assets with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

The Funds typically do not engage in hedging activities. Further, risks associated with such activities include: (1) the success of a hedging strategy depends on an ability to predict movements in the prices of individual securities,



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fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund receives a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

Put and call options may be used by a Fund from time to time as the Adviser deems to be appropriate, except as limited by each Fund's investment restrictions. Options will not be used for speculative purposes. Among the strategies the Adviser may use are: protective puts on stocks owned by a Fund, buying calls on stocks a Fund is attempting to buy and writing covered calls on stocks a Fund owns.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction". In order to close out an option position, a Fund may enter into a "closing transaction"--the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

A Fund may buy protective put options from time to time on such portion of its assets as the Adviser determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of buying the protective put is that if the price of the stock falls during the option period, the Fund may exercise the put and receive the higher exercise price for the stock. However, if the security rises in value, the Fund will have paid a premium for the put which will expire unexercised.

A Fund may buy call options from time to time as the Adviser determines is appropriate in seeking the Fund's investment objective. The Fund may elect to buy calls on stocks that the Fund is trying to buy. The advantage of the Fund buying the fiduciary call is that if the price of the stock rises during the option period, the Fund may exercise the call and buy the stock for the lower exercise price. If the security falls in value, the Fund will have paid a premium for the call (which will expire worthless) but will be able to buy the stock at a lower price.

A Fund may write covered call options from time to time on such portion of its assets as the Adviser determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of writing covered call options is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

A Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.



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The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

REAL ESTATE INVESTING

A Fund may engage in real estate investing. Investments in companies in the real estate industry may be subject to the risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; demographic trends and variations in rental income; changes in zoning laws; casualty or condemnation losses; environmental risks; regulatory limitations on rents; changes in neighborhood values; related party risks; changes in the appeal of properties to tenants; increases in interest rates; and other real estate capital market influences. Generally, increases in interest rates increase the costs of obtaining financing, which could directly and indirectly decrease the value of a Fund's investments. A Fund's share price and investment return may fluctuate, and a shareholder's investment when redeemed may be worth more or less than its original cost. Certain of these securities that are issued by foreign companies may be subject to the risks associated with investing in foreign securities in addition to the risks associated with the direct ownership of real estate.

REAL ESTATE INVESTMENT TRUST (REITS)

A Fund may invest in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will effect a Fund's net asset value.

RECEIPTS

Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS").

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (primary securities dealer recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A



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repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Funds for purposes of their investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Funds are treated as an unsecured creditors and required to return the underlying securities to the seller's estate.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by each Money Market Fund are subject to limitations imposed on money market funds under rules adopted by the SEC. Under SEC rules, money market funds may acquire only obligations that present minimal credit risks and that are "eligible securities," which generally means they are rated, at the time of investment, by at least two NRSROs (one if there is only one organization rating such obligation) in one of the two highest short-term rating categories or, if unrated, determined to be of comparable quality. First tier securities are securities that are rated by at least two NRSROs (one if it is the only organization rating such securities) or an unrated security determined to be of comparable quality. Second tier securities are eligible securities that do not qualify as first tier securities. The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In the event that an investment held by a Fund is assigned a lower rating or ceases to be rated, the Adviser will promptly reassess whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund will dispose of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund.

RESTRICTED SECURITIES

Restricted securities are securities (including those of foreign issuers) that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Securities of foreign issuers may be restricted. Up to 10% of a Fund's net assets may consist of restricted securities that are illiquid. The Adviser may invest up to an additional 5% of the total assets of a Fund in restricted securities, provided the Adviser has determined that at the time of investment such securities are deemed liquid based on guidelines and procedures adopted by the Trust; with respect to the Money Market Funds, however, the Adviser is permitted to invest up to 25% of the Fund's assets in commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the Securities Act. The Board of Trustees will periodically review such procedures and guidelines and will monitor the Adviser's implementation of such procedures and guidelines. Under these procedures and guidelines, the Adviser considers the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades.

RIGHTS

Rights are instruments giving shareholders the right to purchase shares of newly issued common stock below the public offering price before they are offered to the public.

SECURITIES LENDING

A Fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash







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equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned; and (3) the Fund will receive any interest or dividends paid on the loaned securities. Any loan may be terminated by either party upon reasonable notice to the other party.

Securities loaned by a Fund pursuant to an agreement which requires collateral to secure the loan are not made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of a Fund's total assets (including the value of the collateral) taken at fair market value.

Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities.

SHORT SALES

A Fund may sell securities short. Selling securities short involves selling securities the seller (e.g., a Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A Fund may sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

A Fund may also maintain short positions in forward currency exchange transactions, in which the Funds agree to exchange currency that does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, the Fund establishes with its custodian a segregated account consisting of cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

SOVEREIGN DEBT SECURITIES

A Fund may invest in sovereign debt securities. Sovereign debt securities are debt securities issued by various foreign governmental issuers. Investing in fixed and floating rate foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the World Bank and other International agencies.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports would be vulnerable




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to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service it external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned to the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitment to lend funds which may further impair the obligor's ability or willingness to timely service its debts.

STANDBY COMMITMENTS OR PUTS

A Fund may invest in securities subject to standby commitments or puts. Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium has the effect of reducing the yield otherwise payable on the underlying security.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally called a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

Securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put, but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued which are held by the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

STRIPS

Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Adviser will purchase for Money Market Funds only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

SWAPS, CAPS, FLOORS AND COLLARS

A Fund may invest in interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars which are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements are covered by setting aside cash or liquid assets in a segregated account. A Fund enters into swaps only with counterparties believed to be creditworthy.

In a typical cap or floor agreement, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. In swap agreements, if a Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and their share price and yield. Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and their share price and yield.

UNIT INVESTMENT TRUSTS ("UIT")

A Fund may invest in UITs. A UIT is a type of investment company. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in

UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., GNMA securities); others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as "Separately Traded Registered Interest and Principal Securities" ("STRIPS"), that are transferable through the Federal book-entry system.

VARIABLE AMOUNT MASTER DEMAND NOTES

Variable amount master demand notes may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the commercial paper ratings applicable to the Fund's permitted investments.

WARRANTS

A Fund may invest in warrants. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price usually higher than the market price at the time of issuance during a specified period.

WHEN-ISSUED SECURITIES

When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuations due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for the purpose of leveraging.

The when-issued securities are subject to market fluctuations, and the purchaser accrues no interest on the security during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

The Funds segregate cash or liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of such commitments. Consequently, the Funds do not use such purchases for leveraging. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

EARLY CLOSING RISK


Unanticipated early closings of markets or exchanges may result in a Fund being unable to sell or buy securities on that day. If an exchange or market closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

TEMPORARY DEFENSIVE INVESTING

The investments and strategies described throughout the prospectuses are those the Adviser intends to use under normal market conditions. When the Adviser determines that market conditions warrant, a Fund may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.


                             INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment limitations which are fundamental and may not be changed without approval by a majority vote of the Fund's outstanding shares. The term "majority of the Fund's outstanding shares" means the vote of
(i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

1. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of shares of the Fund.

2. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

3. Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

4. Purchase or sell real estate or physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

5. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

No Equity Fund may:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets, and does not apply to the ABN AMRO Latin America Equity Fund or ABN AMRO Real Estate Fund.

2. Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and, with respect to the ABN AMRO Real Estate Fund, investments in the real estate industry) if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry.

No Money Market Fund may:

1. Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions of Rule 2a-7 under the 1940 Act.

2. Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

The foregoing percentages (except for the limitation on illiquid securities below) apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                       NON-FUNDAMENTAL INVESTMENT POLICIES

No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all Money Market Funds for which the limit is 10% of net assets).

For purposes of the ABN AMRO Latin America Equity Fund's investment policies, Latin American issuers means companies organized in, or for which the principal securities trading market is in Latin America and (ii) companies, wherever organized, that, in one of the last two fiscal years derived more than 50% of their annual revenues or profits from goods produced, sales made or services performed in Latin America.

For purposes of the ABN AMRO Real Estate Fund's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate, or
(ii) it has at least 50% of the
fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, master limited partnerships that are treated as corporations for Federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies.

A Fund may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.


                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS OF THE TRUST


Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below.

-----------------------------------------------------------------------------------------------------------------
                                         POSITION(S)                      PRINCIPAL OCCUPATION(S)
             NAME/AGE                    WITH TRUST                         FOR PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
Stuart D. Bilton*                   Chairman, Board of     Chief Executive Officer of The Chicago Trust Company
171 North Clark Street              Trustees (Chief        and President of Alleghany Asset Management, Inc.;
Chicago, IL  60601                  Executive Officer)     previously, an Executive Vice President of Chicago
Age: 55                                                    Title and Trust Company; a Director of Alleghany
                                                           Asset Management Inc., Montag & Caldwell, Inc.,
                                                           Veredus Asset Management Inc., Baldwin & Lyons, Inc.
                                                           and the Boys and Girls Clubs of Chicago; President
                                                           and Chief Executive Officer, Blairlogie
                                                           International LLC; Trustee, Alleghany Foundation;
                                                           Manager, TAMRO Capital Partners LLC.

-----------------------------------------------------------------------------------------------------------------
Leonard F. Amari                    Trustee                Partner at the law offices of Amari & Locallo, a
734 North Wells Street                                     practice confined exclusively to the real estate tax
Chicago, IL  60610                                         assessment process.
Age: 59

-----------------------------------------------------------------------------------------------------------------
Robert A. Kushner                   Trustee                Formerly, Vice President, Secretary and General
30 Vernon Drive                                            Counsel at Cyclops Industries, Inc. until
Pittsburgh, PA 15228                                       retirement in April 1992; currently a Vice
Age: 65                                                    President, Board Member and Chairman of Investment
                                                           Committee and Co-Chairman of Strategic Planning
                                                           Committee of Pittsburgh Dance Council.

-----------------------------------------------------------------------------------------------------------------
Gregory T. Mutz                     Trustee                President and CEO of The UICI Companies and Chairman
125 South Wacker Drive, Suite 3100                         of the Board of Excell Global Services; Chairman of
Chicago, IL  60606                                         the Board of AMLI Residential Properties Trust(a
Age: 55                                                    NYSE Multifamily REIT); Chairman of the Board of
                                                           AMLI Commercial Properties Trust, LP, both successor
                                                           companies to AMLI Realty Co., which he co-founded
                                                           in 1980.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                         POSITION(S)                      PRINCIPAL OCCUPATION(S)
             NAME/AGE                    WITH TRUST                         FOR PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
Robert B. Scherer                   Trustee                President of The Rockridge Group, Ltd., (title
10010 Country Club Road                                    insurance industry consulting services);
Woodstock, IL  60098                                       previously, Senior Vice President - Strategy and
Age: 59                                                    Development at Chicago Title and Trust Company prior
                                                           to October 1994.

-----------------------------------------------------------------------------------------------------------------

Nathan Shapiro                      Trustee                President of SF Investments, Inc.(broker/dealer and
1700 Ridge                                                 investment banking firm); President of New Horizons
Highland Park, IL  60035                                   Corporation (consulting firm); Senior Vice
Age: 65                                                    President of Pekin, Singer and Shapiro (an
                                                           investment advisory firm); Director of Baldwin &
                                                           Lyons, Inc.

-----------------------------------------------------------------------------------------------------------------

Denis Springer                      Trustee                Former Senior Vice President and Chief Financial
1673 Balmoral Lane                                         Officer of Burlington Northern Santa Fe Corporation.
Inverness, IL  60067
Age: 55

-----------------------------------------------------------------------------------------------------------------

Arnold F. Brookstone+               Trustee                Retired. Executive Vice President, Chief Financial
950 N. Michigan Avenue                                     Officer and Planning Officer of Stone Container
Chicago, IL 60611                                          Corporation (pulp and paper business), 1991-1996.
Age: 71

-----------------------------------------------------------------------------------------------------------------

James Wynsma*+                      Trustee                Chairman, ABN AMRO Asset Management (USA) LLC from
1565 River Oaks Drive                                      January 2000 to February 2001 and President & CEO
Ada, MI 49301                                              from May 1999 to December 1999. Vice Chairman of
Age: 65                                                    LaSalle Bank N.A. and head of its Trust and Asset
                                                           Management department from 1992 until his retirement
                                                           in March 2000. Director, ABN AMRO Fund Services,
                                                           Inc. since December 1999.

-----------------------------------------------------------------------------------------------------------------

Robert Feitler+                     Trustee                Retired. Chairman of Executive Committee, Board of
179 East Lake Shore Drive                                  Directors, Weyco Group, Inc. (men's footwear), since
Chicago, IL 60611                                          1996. President and Director, Weyco Group, Inc.,
Age: 69                                                    1968-1996.

-----------------------------------------------------------------------------------------------------------------

Kenneth C. Anderson                 President (Chief       President of Alleghany Investment Services, Inc.;
171 North Clark Street              Operating Officer)     Senior Vice President of The Chicago Trust Company;
Chicago, IL  60601                                         Officer of the Trust since 1993; responsible for all
Age: 37                                                    business activities regarding mutual funds; CPA.

-----------------------------------------------------------------------------------------------------------------

Gerald F. Dillenburg                Senior Vice            Vice President of The Chicago Trust Company;
171 North Clark Street              President,             operations manager and compliance officer of all
Chicago, IL  60601                  Secretary and          mutual funds since 1996; previously, an audit
Age: 34                             Treasurer              manager with KPMG LLP, specializing in investment
                                    (Chief Financial       services, including mutual and trust funds,
                                    Officer and            broker/dealers and investment Advisers; CPA.
                                    Compliance Officer)

-----------------------------------------------------------------------------------------------------------------

Debra Bunde Reams                   Vice President         Vice President of Montag & Caldwell, Inc., since
1100 Atlanta Financial Center                              1996; Previously, Portfolio Manager and Chief
3343 Peachtree Road, NE                                    Investment Officer at Randy Seckman & Associates,
Atlanta, GA  30326-8151                                    Inc.(financial advisory firm providing asset
Age: 37                                                    management primarily to individual and small
                                                           businesses); CFA.
-----------------------------------------------------------------------------------------------------------------

* This person is an "affiliated person" of an Adviser and the Trust as defined under the 1940 Act.

+ This person is a former Trustee of the ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust. Pursuant to this reorganization, the Alleghany Funds changed its name to the "ABN AMRO Funds".

The Trustees of the Trust who are not "interested persons" of the Trust or the Investment Adviser or Sub-Advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. Effective January 1, 2001, the Trustees receive $4,000 for each Board Meeting attended and an annual retainer of $4,000. No officer or employee of the Investment Adviser, Sub-Advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices.

         The table below shows the total fees which were paid to each of the Trustees who are not "interested persons" during the fiscal year ended October 31, 2000.

          TRUSTEE                AGGREGATE            PENSION OR            ESTIMATED               TOTAL
          -------                ---------            ----------            ---------               -----
                               COMPENSATION       RETIREMENT BENEFITS    ANNUAL BENEFITS      COMPENSATION FROM
                               ------------       -------------------    ---------------      -----------------
                               RECEIVED FROM      ACCRUED (AS PART OF    UPON RETIREMENT       TRUST AND FUND
                               -------------      -------------------    ---------------       --------------
                                 THE TRUST           FUND EXPENSES)                                COMPLEX
                                 ---------           --------------                                -------
     Leonard F. Amari             $ 20,375                N/A                  N/A                 $ 20,375
     Robert A. Kushner            $ 20,375                N/A                  N/A                 $ 20,375
     Gregory T. Mutz              $ 10,375                N/A                  N/A                 $ 10,375
     Robert B. Scherer            $ 20,375                N/A                  N/A                 $ 30,375
     Nathan Shapiro               $ 20,375                N/A                  N/A                 $ 20,375
     Denis Springer               $ 16,875                N/A                  N/A                 $ 16,875
     Arnold F. Brookstone*           N/A                  N/A                  N/A                   N/A
     Robert Feitler*                 N/A                  N/A                  N/A                   N/A
     James Wynsma*                   N/A                  N/A                  N/A                   N/A

* This Trustee earned $26,000 as a former Trustee of ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust (now known as the "ABN AMRO Funds").

CODE OF ETHICS

The Trust, its investment adviser and principal underwriter have each adopted a Code of Ethics under Rule 17j-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Code of Ethics permits personnel, subject to the Code of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust. These Codes of Ethics can be reviewed at the U.S. Securities and Exchange Commission's ("SEC") Public Reference Room in Washington, D.C. (call 1-202-942-8090 for further information). The Codes are also available on the SEC's Internet site at http://www.sec/gov and copies of the Codes may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, Washington, D.C. 20549-0102.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

5% AND 25% SHAREHOLDERS

As of August 31, 2001, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of any class of each Fund.

Listed below are the names and addresses of those shareholders who, as of August 31, 2001, owned of record or beneficially of 5% or more of the shares of the Funds. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.

         The ABN AMRO Funds, a Massachusetts business trust, was acquired by the Alleghany Funds, a Delaware business trust. The Alleghany Funds changed its name to the "ABN AMRO Funds". Pursuant to this reorganization, shareholders of the Institutional Shares Class will receive Class Y shares for the following Fund:

                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                                       CLASS                       PERCENTAGE OWNED (%)
----------------------------                                       -----                       --------------------
LaSalle National Trust N.A.                                INSTITUTIONAL Shares                       81.526
Attn: Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443

         The ABN AMRO Funds, a Massachusetts business trust, was acquired by the Alleghany Funds, a Delaware business trust. The Alleghany Funds changed its name to the "ABN AMRO Funds". Pursuant to this reorganization, shareholders of the Common Shares Class and Investor Shares Class will receive Class I shares and Class S shares, respectively, for each of the following Funds:

                           ABN AMRO MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                                      CLASS                        PERCENTAGE OWNED (%)
----------------------------                                      -----                        --------------------
ABN AMRO Chicago Corporation                                  COMMON Shares                           64.012
Attn: Control Department
208 S. LaSalle St.
Chicago IL 60604-1000

New Archery Products Corp.                                    COMMON Shares                           12.694
Attn: Mutual Funds
P.O. Box 96211
Washington, D.C. 20090-6211

National Financial Services                                   COMMON Shares                           10.151
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281

National Financial Services                                  INVESTOR Shares                          72.187
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281

ABN AMRO Chicago Corporation                                 INVESTOR Shares                          26.739
Attn: Control Department
208 S. LaSalle St.
Chicago IL 60604-1000

                      ABN AMRO GOVERNMENT MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                                      CLASS                        PERCENTAGE OWNED (%)
----------------------------                                      -----                        --------------------
LaSalle National Trust N.A.                                   COMMON Shares                           81.260
Attn: Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443

ABN AMRO Group Savings Plan                                   COMMON Shares                           12.416
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, D.C. 20090-6211

National Financial Services                                  INVESTOR Shares                          65.044
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281

ABN AMRO Chicago Corporation                                 INVESTOR Shares                          34.944
Attn: Control Department
208 S. LaSalle St.
Chicago, IL 60604-1001

                       ABN AMRO TREASURY MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                                      CLASS                        PERCENTAGE OWNED (%)
----------------------------                                      -----                        --------------------
LaSalle National Bank                                         COMMON Shares                           98.403
Attn: Mutual Funds Operations
P.O.Box 1443
Chicago, IL 60690-1443

National Financial Services                                  INVESTOR Shares                          97.502
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281

                      ABN AMRO TAX-EXEMPT MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                                      CLASS                        PERCENTAGE OWNED (%)
----------------------------                                      -----                        --------------------
LaSalle National Trust NA                                     COMMON Shares                           99.914
Attn: Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443

National Financial Services                                  INVESTOR Shares                          56.302
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281

ABN AMRO Chicago Corporation                                 INVESTOR Shares                          42.644
Attn: Control Department
208 S. LaSalle St.
Chicago IL 60604-1000

         The ABN AMRO Funds, a Massachusetts business trust, was acquired by the Alleghany Funds, a Delaware business trust. The Alleghany Funds changed its name to the "ABN AMRO Funds". Pursuant to this reorganization, shareholders of the Common Shares Class and Investor Shares Class will receive Class N shares for each of the following Funds:

                               ABN AMRO VALUE FUND

SHAREHOLDER NAME AND ADDRESS                                      CLASS                        PERCENTAGE OWNED (%)
----------------------------                                      -----                        --------------------
LaSalle National Bank as Trustee                              COMMON Shares                           54.290
Omnibus A/C 00078H844
P.O. Box 1443
Chicago, IL 60690-1443

ABN AMRO Group Savings Plan                                   COMMON Shares                           35.737
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, DC 20090-6211

National Financial Services                                  INVESTOR Shares                           7.261
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281

Dain Rauscher                                                INVESTOR Shares                           5.937
Custodian Thomas Hoyt
IRA
1019 Michigan Avenue
Evanston, IL  60202-1435

SEMA Co.                                                     INVESTOR Shares                           5.513
96007501
12E 49th Street, 41st Floor
New York, NY  10017

                              ABN AMRO GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                                      CLASS                        PERCENTAGE OWNED (%)
----------------------------                                      -----                        --------------------
LaSalle National Bank as Trustee                              COMMON Shares                           49.449
Omnibus A/C  0078H828
P.O. Box 1443
Chicago, IL 60690-1443

ABN AMRO Savings Plan                                         COMMON Shares                           43.224
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, DC 20090-6211

Carn & Co.                                                    COMMON Shares                            5.010
EAB/ABN AMRO
Attn: Mutual Funds
P.O. Box 96211
Washington, D.C. 20090-6211

National Financial Services                                  INVESTOR Shares                          26.213
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281

                             ABN AMRO SMALL CAP FUND

SHAREHOLDER NAME AND ADDRESS                                      CLASS                        PERCENTAGE OWNED (%)
----------------------------                                      -----                        --------------------
LaSalle National Bank as Trustee                              COMMON Shares                           76.449
Omnibus A/C 00078H794
P.O. Box 1443
Chicago, IL 60690-1443

ABN AMRO Group Savings Plan                                   COMMON Shares                           18.723
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, DC 20090-6211

National Financial Services                                  INVESTOR Shares                          20.364
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281

LaSalle National Bank as Trustee                             INVESTOR Shares                          12.245
Omnibus A/C 00078H794
P.O. Box 1443
Chicago, IL 60690-1443

Phyllis L. Fisher                                            INVESTOR Shares                          11.394
P.O. Box 427 Corning Rd.
Beecher, IL 60401-0427

Delaware Charter Cust                                        INVESTOR Shares                           9.263
IRA A/C Sonny C. Lai
1780 Potter Rd.
Park Ridge, IL 60068-1131

Dain Rauscher                                                INVESTOR Shares                           6.948
Inc FBO David Zook
3202 N. 23rd Street
Arlington, VA  22201-4309
Delaware Charter Cust                                        INVESTOR Shares                           5.503
IRA A/C Roger J. Bianco Sr.
1636 Gibson Drive
Elk Grove Village, IL 60007-2704

                       ABN AMRO INTERNATIONAL EQUITY FUND

SHAREHOLDER NAME AND ADDRESS                                      CLASS                        PERCENTAGE OWNED (%)
----------------------------                                      -----                        --------------------
LaSalle National Bank as Trustee                              COMMON Shares                           53.451
Omnibus A/C 00078H778
P.O. Box 1443
Chicago, IL 60690-1443

ABN AMRO Group Savings Plan                                   COMMON Shares                           28.539
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, DC 20090-6211

National Financial Services                                  INVESTOR Shares                          12.167
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281

Dain Rauscher Cust                                           INVESTOR Shares                           7.813
Robert E. Wilkens IRA
846 Clinton Place
River Forest, IL  60305

LaSalle National Bank as Trustee                             INVESTOR Shares                           6.237
Omnibus A/C
P.O. Box 1443
Chicago, IL 60690-1443

Dain Rauscher Inc. FBO                                       INVESTOR Shares                           5.690
David Caldarelli
Caldarelli Pension
1725 W. Harrison Street, Room 308
Chicago, IL  60690

City National Bank                                           INVESTOR Shares                           5.536
FBO BBL
Attn: TR OPS Mutual Funds
P.O. Box 60520
Los Angeles, CA  90060-0520

                           ABN AMRO ASIAN TIGERS FUND

SHAREHOLDER NAME AND ADDRESS                                      CLASS                        PERCENTAGE OWNED (%)
----------------------------                                      -----                        --------------------
ABN AMRO Group Savings Plan                                   COMMON Shares                           47.325
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, DC 20090-6211

LaSalle National Bank as Trustee                              COMMON Shares                           44.778
Omnibus A/C 00078H737
P.O. Box 1443
Chicago, IL 60690-1443

Donald Lufkin Jenrette Securities Corp., Inc.                INVESTOR Shares                          16.480
P.O. Box 2052
Jersey City, NJ  07303

National Investor Services Corp.                             INVESTOR Shares                           9.797
55 Water Street, 32nd Fl.
New York, NY 10041-3299

Donald Lufkin Jenrette Securities Corp., Inc.                INVESTOR Shares                           7.228
P.O. Box 2052
Jersey City, NJ  07303

Donald Lufkin Jenrette Securities Corp., Inc.                INVESTOR Shares                           9.637
P.O. Box 2052
Jersey City, NJ  07303

James G. Kokenes &                                           INVESTOR Shares                           6.502
Lynn M. Kokenes JTTEN
510 North Richmond Avenue
Westmont, IL 60559-1539

Delaware Charter Cust                                        INVESTOR Shares                           6.076
IRA A/C Thomas J. Plonka
126 N. Grant Street
Westmont, IL 60559-1608

                       ABN AMRO LATIN AMERICA EQUITY FUND

SHAREHOLDER NAME AND ADDRESS                                      CLASS                        PERCENTAGE OWNED (%)
----------------------------                                      -----                        --------------------
LaSalle National Bank as Trustee                              COMMON Shares                           63.231
P.O. Box 1443
Chicago, IL 60690-1443

ABN AMRO Group Savings Plan                                   COMMON Shares                           20.720
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, DC 20090-6211

Charles Schwab Co. Inc.                                       COMMON Shares                            9.875
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

                            ABN AMRO REAL ESTATE FUND

SHAREHOLDER NAME AND ADDRESS                                      CLASS                        PERCENTAGE OWNED (%)
----------------------------                                      -----                        --------------------
LaSalle Bank NA                                               COMMON Shares                           56.329
Omnibus A/C 00078H620
P.O. Box 1443
Chicago, IL 60690-1443

ABN AMRO Group Savings Plan                                   COMMON Shares                           31.040
Attn: Mutual Fund--Star
526035545
P.O. Box 96211
Washington, DC  20090-6211

ABN AMRO Chicago Corporation                                  COMMON Shares                            8.230
Attn: Laura Birt
208 S. LaSalle Street
Chicago, IL 60604-1004

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISER

The advisory services provided by the Investment Adviser and the fees received by it for such services are described in each Fund's Prospectus.

The Trust and ABN AMRO Asset Management (USA) LLC, 208 South LaSalle Street, Chicago, Illinois 60604 (the "Adviser"), have entered into an advisory agreement (the "Advisory Agreement"). The Adviser is a direct, wholly-owned subsidiary of ABN AMRO Capital Markets Holding, Inc., which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company. The Administrator and Adviser are affiliated and under the common control of ABN AMRO Holding N.V.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

Under the Investment Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

Under the Investment Advisory Agreement, the Fund pays the following expenses:
(1) the fees and expenses of the Trust's disinterested directors, (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with the Investment Adviser, (3) interest expenses, (4) taxes and governmental fees, (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities, (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions, (7) accounting and legal costs, (8) insurance premiums, (9) fees and expenses of the Trust's Custodian, Administrators, Sub-Administrator and Transfer Agent and any related services, (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares, (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings, (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses and (13) fees and expenses of membership in industry organizations.

For the fiscal years ended December 31, 1998, 1999 and 2000 the Funds paid the following advisory fees:

                                             Net Fees Paid                                      Fees Waived
                                             -------------                                      -----------
           Fund                   1998             1999            2000            1998            1999              2000
================================================================================================================================
ABN AMRO Money Market Fund     $ 2,020,937     $ 2,597,590      $1,522,042     $ 1,515,702      $ 1,948,193        $1,141,531
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Government Money
Market Fund                    $   474,566     $ 1,028,041      $1,194,973     $   263,355      $         0        $        0
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Treasury Money
Market Fund                    $   458,132     $   622,076      $  538,473     $   343,600      $   466,556        $  403,855
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Tax-Exempt Money
Market Fund                    $   613,501     $   617,977      $  977,206     $   460,126      $   463,483        $  732,904
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Value Fund            $ 1,673,833     $ 1,364,643      $1,114,717     $         0      $         0        $        0
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Growth Fund           $ 1,279,933     $ 1,537,139      $1,760,348     $         0      $         0        $        0
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Small Cap Fund        $   390,042     $   343,663      $  553,315     $         0      $         0        $        0
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO International
Equity Fund                    $ 1,183,171     $ 1,546,932      $2,032,331     $         0      $         0        $        0
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Europe Equity
Growth Fund                              *               *          $6,394               *                *        $        0
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Asian Tigers Fund     $   298,444     $   387,885      $  360,836     $         0      $         0        $        0
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Latin America
Equity Fund                    $   287,872     $   207,485      $  287,549     $         0      $         0        $        0
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Real Estate Fund      $    34,196     $    51,781      $  100,481     $    14,655      $    22,191        $   43,064
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Institutional                   *     $        55      $  812,251               *      $         0        $        0
Prime Money Market Fund
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Institutional                   *               *               *               *                *                 *
Treasury Money Market Fund
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Institutional                   *               *               *               *                *                 *
Government Money Market
Fund
================================================================================================================================

* Not in operation during this period.

The Adviser for the following Funds had agreed to waive its fee at least through April 2002 in order to limit advisory fees to the amounts set forth below:

Fund                                     TOTAL ADVISORY FEES
-----                                    -------------------
ABN AMRO Real Estate Fund                       0.70%
ABN AMRO Treasury Money Market Fund             0.20%
ABN AMRO Money Market Fund                      0.20%
ABN AMRO Tax-Exempt Money Market Fund           0.20%

THE SUB-ADVISERS

The Adviser, on behalf of the Trust, has entered into sub-advisory agreements with Mellon Equity Associates, LLP ("Mellon") and Delaware Management Company ("Delaware") on behalf of the ABN AMRO Value Fund and the ABN AMRO Small Cap Fund, respectively. Mellon is located at 500 Grant Street, Suite 4200, Pittsburgh, PA 15258 and Delaware is located at 2005 Market Street, Philadelphia, PA 19103. Under each Sub-Advisory Agreement, the Sub-Adviser manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Adviser.

The Mellon Sub-Advisory Agreement provides that if the Adviser reduces its fee rate for the ABN AMRO Value Fund because of excess expenses, the Sub-Adviser shall reduce its fee rate pro rata. In addition, from time to time, except as may otherwise be prohibited by law or regulation, the Sub-Adviser may, in its discretion and from time to time, waive a portion of its fee.

The Delaware Sub-Advisory Agreement provides that if the Adviser reduces its fee rate for the ABN AMRO Small Cap Fund because of excess expenses, the Sub-Adviser shall reduce its fee rate by an amount equal to one-half of the amount by which the Adviser reduced its fee rate. In addition, except as may otherwise be prohibited by law or regulation, the Sub-Adviser may, in its discretion and from time to time, waive a portion of its fee.

For services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Mellon is entitled to receive a fee from the Adviser, which is computed daily and paid monthly, at the annual rate of 0.400 of 1% (.00400) per annum on the first $100 million of the ABN AMRO Value Fund's average daily net assets, 0.350 of 1% (.00350) per annum on the next $150 million of the Fund's average daily net assets, 0.300 of 1% (.00300) per annum on the next $250 million of the Fund's average daily net assets and 0.250 of 1% (.00250) per annum thereafter of the average daily net assets of the Fund.

For services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Delaware is entitled to receive a fee from the Adviser, which is computed daily and paid monthly, at the annual rate of 0.550 of 1% (.00550) per annum on the first $50 million of the ABN AMRO Small Cap Fund's average daily net assets and 0.450 of 1% (.00450) per annum thereafter of the average daily net assets of the Fund.

For the fiscal years ended December 31, 1999 and December 31, 2000, ABN AMRO Value Fund and ABN AMRO Small Cap Fund paid the following sub-advisory fees:

               Fund                             Net Fees Paid                                 Fees waived
============================================================================================================================
                                          1999                2000                  1999                    2000
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Small Cap Fund                $  24,428            $361,240             $    0                      $0
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Value Fund                    $  50,347            $537,689             $    0                      $0
============================================================================================================================

THE ADMINISTRATOR

ABN AMRO Investment Services, Inc. ("AAIS"), 171 North Clark Street, Chicago, Illinois 60601, serves as Administrator of the Funds. The Administrator provides certain administrative services to the Trust pursuant to an Administration Agreement. PFPC Inc., 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAIS pursuant to a Sub-Administration and Accounting Services Agreement.

Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodians and Transfer Agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the Officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodians to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

     ADMINISTRATION FEES
     -------------------

       PERCENTAGE            AVERAGE DAILY NET ASSETS (AGGREGATE)
       ----------            ------------------------------------

         0.06%                         Up to $2 billion
         0.05%        At least $2 billion but not more than $12.5 billion
         0.045%                       Over $12.5 billion

     CUSTODY LIAISON FEES
     --------------------

          FEE                AVERAGE DAILY NET ASSETS (EACH FUND)
          ---                ------------------------------------
        $10,000                       Up to $100 million
        $15,000      At least $100 million but not more than $500 million
        $20,000                       Over $500 million

For the fiscal years ended December 31, 1998, 1999 and 2000 the Funds paid the following administrative fees:

                                                                       Net Fees Paid
                                                  --------------------------------------------------------
                      Fund                              1998               1999               2000
----------------------------------------------------------------------------------------------------------
ABN AMRO Value Fund                                      $313,844           $296,825           $253,521
----------------------------------------------------------------------------------------------------------
ABN AMRO Growth Fund                                     $239,987           $329,450           $370,077
----------------------------------------------------------------------------------------------------------
ABN AMRO Small Cap Fund                                  $ 73,133           $106,521           $149,095
----------------------------------------------------------------------------------------------------------
ABN AMRO International Equity Fund                       $177,476           $280,317           $352,751
----------------------------------------------------------------------------------------------------------
ABN AMRO Europe Equity Growth Fund                              *                  *             $2,739
----------------------------------------------------------------------------------------------------------
ABN AMRO Asian Tigers Fund                               $ 44,767           $107,810           $105,803
----------------------------------------------------------------------------------------------------------
ABN AMRO Latin America Equity Fund                       $ 43,181           $ 75,075            $87,054
----------------------------------------------------------------------------------------------------------
ABN AMRO Real Estate Fund                                $  3,885           $  7,837            $36,115
----------------------------------------------------------------------------------------------------------
ABN AMRO Treasury Money Market Fund                      $187,851           $255,449           $226,187
----------------------------------------------------------------------------------------------------------
ABN AMRO Government Money Market Fund                    $290,086           $398,131           $456,427
----------------------------------------------------------------------------------------------------------
ABN AMRO Money Market Fund                               $738,080           $948,217           $571,319
----------------------------------------------------------------------------------------------------------
ABN AMRO Tax-Exempt Money Market Fund                    $255,157           $255,469           $381,145
----------------------------------------------------------------------------------------------------------
ABN AMRO Institutional Prime Money Market Fund                  *                $11           $405,980
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
ABN AMRO Institutional Treasury Money Market                    *                  *                  *
Fund
----------------------------------------------------------------------------------------------------------
ABN AMRO Institutional Government Money Market                  *                  *                  *
Fund
==========================================================================================================

*    Not in operation during the period.

THE SUB-ADMINISTRATOR

PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services as the Sub-Administrator for the Trust. Prior to December 1, 1999, Investor Services Group served as the Trust's sub-administrator. Effective December 1, 1999, Investor Services Group became a majority-owned subsidiary of PNC Bank Corp. As a result of this transaction, Investor Services Group is now known as PFPC Inc. ("PFPC"). PFPC, a Massachusetts corporation and an indirect majority-owned subsidiary of PNC Bank Corp., has its principal offices at 249 Fifth Avenue, Pittsburgh, Pennsylvania 15222-2707. PFPC is a leading provider of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

As Sub-Administrator PFPC provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Fund Accounting Agreement with the Administrator.

As compensation for services performed under the Sub-Administration Agreement, the Sub-Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.


     SUB-ADMINISTRATION FEES
     -----------------------

       PERCENTAGE            AVERAGE DAILY NET ASSETS (AGGREGATE)
       ----------            ------------------------------------
         0.045%                        Up to $2 billion
          .04%           At least $2 billion but not more than $3 billion
          .03%          At least $3 billion but not more than $8 billion
         0.025%        At least $8 billion but not more than $12 billion
         0.02%                         Over $12 billion


The Sub-Administrator also receives custody liaison fees in the amount of $10,000 per portfolio per year.

THE DISTRIBUTOR AND DISTRIBUTION AGREEMENT

ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), 3200 Horizon Drive, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated September 27, 2001. Prior to that date, Provident Distributors, Inc., located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, served as the Trust's principal underwriter and distributor of the Funds' shares.

The Distribution Agreement shall continue for an initial one-year term and thereafter shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least sixty days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

DISTRIBUTION PLAN

The Board of Trustees of the Trust has adopted an amended and restated Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which permits the Class N and Class S Shares of each Fund to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plan is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Plan requires that quarterly written reports of amounts spent under the Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund requires the approval of that Fund's shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. The Trust anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plan.

Amounts spent on behalf of each Fund pursuant to such Plan during the fiscal year ended December 31, 2000, are set forth below.

==========================================================================================================
                                                                               Distribution Amount
                                 Fund                                               Paid 2000
----------------------------------------------------------------------------------------------------------
ABN AMRO Treasury Money Market Fund                                                    $ 27,273
----------------------------------------------------------------------------------------------------------
ABN AMRO Government Money Market Fund                                                  $224,699
----------------------------------------------------------------------------------------------------------
ABN AMRO Money Market Fund                                                             $599,301
----------------------------------------------------------------------------------------------------------
ABN AMRO Tax-Exempt Money Market Fund                                                  $173,090
----------------------------------------------------------------------------------------------------------
ABN AMRO Value Fund                                                                    $  6,435
----------------------------------------------------------------------------------------------------------
ABN AMRO Growth Fund                                                                   $  8,662
----------------------------------------------------------------------------------------------------------
ABN AMRO Small Cap Fund                                                                $  1,750
----------------------------------------------------------------------------------------------------------
ABN AMRO International Equity Fund                                                     $  9,152
----------------------------------------------------------------------------------------------------------
ABN AMRO Europe Equity Growth Fund                                                     $      0
----------------------------------------------------------------------------------------------------------
ABN AMRO Real Estate Fund                                                              $     15
----------------------------------------------------------------------------------------------------------
ABN AMRO Asian Tigers Fund                                                             $    659
----------------------------------------------------------------------------------------------------------
ABN AMRO Latin America Equity Fund                                                     $      0
----------------------------------------------------------------------------------------------------------

==========================================================================================================

SHAREHOLDER SERVICING PLAN

The Trust has adopted a shareholder servicing plan for the Class S and Class YS Shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Trust pays a fee of up to 0.25% of the average daily net assets of the Class S and Class YS Shares of the Funds. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time. Currently, the Distributor is waiving, on a voluntary basis, its shareholder servicing fee for the following Money Market Funds. After waivers, the Funds are paying shareholder servicing fees in the following amounts:

Fund                                                                    Net Fees
----                                                                    --------
ABN AMRO Money Market Fund                                                None

ABN AMRO Government Money Market Fund                                     None

ABN AMRO Treasury Money Market Fund                                       None

ABN AMRO Tax-Exempt Money Market Fund                                     None

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

THE TRANSFER AGENT

PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust. Prior to December 1, 1999 Investor Services Group served as the Funds' Transfer Agent. Effective December 1, 1999, Investor Services Group became a majority-owned subsidiary of PNC Bank Corp. As a result of this transaction, Investor Services Group is now known as PFPC.

THE CUSTODIAN

The Chase Manhattan Bank ("Chase Manhattan"), 270 Park Avenue, New York, New York 10017, serves as custodian of the Funds, pursuant to a Custodian Agreement.

Under such Agreement, Chase Manhattan each: (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.

COUNSEL AND AUDITORS

Vedder, Price, Kaufman & Kammholz, with offices at 222 North LaSalle Street, Chicago, IL 60601, serve as counsel to the Trust. Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, IL 60606 is the Trust's independent auditors.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Funds, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Funds to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, research and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. The Adviser usually deals directly with the dealers who make a market in the securities, unless better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Adviser and Sub-Advisers (the "Advisers") select brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of their judgment of the professional capability of the brokers or dealers to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refer to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Advisers' determination of what are reasonably competitive rates is based upon the professional knowledge of their trading departments as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Advisers may allocate out of all commission business generated by all of the Funds (and any other accounts under management by the Advisers), brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses and quotation services; providing portfolio performance evaluation, technical market analyses and other research and trading services. Such services are used by the Adviser and Sub-Advisers in connection with their investment decision-making process with respect to one or more funds and accounts managed by them, and may not be used exclusively with respect to a fund or account generating the brokerage business.

As provided in the Securities Exchange Act of 1934 (the "1934 Act"), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Advisers believe that the commissions paid to such broker-dealers are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent may be directed to broker-dealers who provide daily portfolio pricing services to the Funds. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service. The Advisers may place a combined order for two or more accounts or Funds engaged in the purchase or sale of the same security if, in their judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. It is believed that an ability to participate in volume transactions will generally be beneficial to the accounts and Funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Advisers and the Funds' Board of Trustees that the advantages of combined orders generally outweigh the possible disadvantages of separate transactions. In certain instances, however, the Advisers may not aggregate orders based on limitations in certain foreign markets or the judgment of the investment professional.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds may place orders with broker-dealers which have agreed to defray certain Fund expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

The Funds may execute brokerage or other agency transactions through brokerage affiliates of the Advisers, for commissions in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange. These rules further require that commissions paid to the Distributor by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker- dealers in connection with such broker-dealers' provision of services to the Fund or payment of certain Fund expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

For the fiscal year ended December 31, 2000, the Funds paid the following brokerage fees:

=======================================================================================================================

                                                                                          % of Total       Total $
                                                           Total $      % of Total of     Brokerage         Amount
                                          Total $         Amount of       Brokerage      Transactions    of Brokerage
                                         Amount of        Brokerage      Commissions       Effected      Commissions
                                         Brokerage       Commissions       Paid to         Through         Paid for
                                        Commissions        Paid to      Affiliates in     Affiliated       Research
                Fund                    Paid in 2000     Affiliates          2000         Brokers in       in 2000
                                                           In 2000                           2000
-----------------------------------------------------------------------------------------------------------------------
ABN AMRO Value Fund                     $  237,822       $        0            0.00%         0.00%       $  311,082
-----------------------------------------------------------------------------------------------------------------------
ABN AMRO Growth Fund                    $  121,152       $        0            0.00%         0.00%       $  225,128
-----------------------------------------------------------------------------------------------------------------------
ABN AMRO Small Cap Fund                 $  135,803       $        0            0.00%         0.00%+      $  100,920
-----------------------------------------------------------------------------------------------------------------------
ABN AMRO International Equity Fund      $  284,630       $        0            0.00%         0.00%       $  156,883
-----------------------------------------------------------------------------------------------------------------------
ABN AMRO Asian Tigers Fund              $  231,050       $        0            0.00%         0.00%       $  193,362
-----------------------------------------------------------------------------------------------------------------------
ABN AMRO Europe Equity Growth Fund      $   11,751       $        0            0.00%         0.00%       $        0
-----------------------------------------------------------------------------------------------------------------------
ABN AMRO Latin America Equity Fund      $  174,919       $        0            0.00%         0.00%       $  100,151
-----------------------------------------------------------------------------------------------------------------------
ABN AMRO Real Estate Fund               $   27,308       $        0            0.00%         0.00%       $    4,520
-----------------------------------------------------------------------------------------------------------------------
ABN AMRO Money Market Fund              $        0       $        0            0.00%         0.00%       $        0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
ABN AMRO Government Money Market Fund   $        0       $        0            0.00%         0.00%       $        0
-----------------------------------------------------------------------------------------------------------------------
ABN AMRO Treasury Money Market Fund     $        0       $        0            0.00%         0.00%       $        0
-----------------------------------------------------------------------------------------------------------------------
ABN AMRO Tax-Exempt Money Market Fund   $        0       $        0            0.00%         0.00%       $        0

=======================================================================================================================

+ Less than 1%.

For the fiscal years ended December 31, 1998 and 1999, Funds paid the following brokerage fees:

=============================================================================================================================
                                                                                            Total $ Amount of Brokerage
                                                     Total $ Amount of Brokerage         Commissions Paid to Affiliates in
                                                         Commissions Paid in
                     Fund                              1998                1999               1998               1999
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Value Fund                                   $  343,492        $  349,120            $      0           $      0
-----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Growth Fund                                  $  220,922        $  295,818            $      0           $      0
-----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Small Cap Fund**                             $   78,745        $  114,492            $    594           $      0
-----------------------------------------------------------------------------------------------------------------------------
ABN AMRO International Equity Fund                    $  262,654        $  198,322            $      0           $      0
-----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Asian Tigers Fund                            $  129,623        $  226,807            $      0           $      0
-----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Europe Equity Growth Fund                             *        $        0                   *           $      0
-----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Latin America Equity Fund                    $  157,615        $  176,092            $      0           $      0
-----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Real Estate Fund                             $    8,665        $    6,465            $    485           $      0
-----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Money Market Fund                            $        0        $        0            $      0           $      0
-----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Government Money Market Fund                 $        0        $        0            $      0           $      0
-----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Treasury Money Market Fund                   $        0        $        0            $      0           $      0
-----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Tax-Exempt Money Market Fund                 $        0        $        0            $      0           $      0
-----------------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Fund's Adviser are brokers in the ABN AMRO International brokerage network. In addition, the Funds executed brokerage trades through SEI Financial Services Company, an affiliate of Rembrandt Financial Services Company and SEI Fund Resources, the Funds' former distributor and administrator, respectively.

As of December 31, 2000, the following Funds owned securities of their regular brokers or dealers, as defined in Rule 10b-1 under the Investment Company Act of 1940, with the following market values:

                   Fund                                        Broker Dealer                            Market Value
                   ----                                        -------------                     -------------------
ABN AMRO Growth                                  Chase Manhattan                                        $6,274,919
                                                 Lehman Brothers                                        $2,786,150
                                                 Morgan Stanley                                         $4,802,550
                                                 J.P. Morgan                                            $11,181,802

ABN AMRO Real Estate                             Morgan Stanley                                         $451,627

ABN AMRO Treasury Money Market                   J.P. Morgan                                            $26,196,812
                                                 Morgan Stanley                                         $25,125,039

ABN AMRO Government Money Market                 J.P. Morgan                                            $140,983,579
                                                 Morgan Stanley                                         $16,151,772
                                                 Smith Barney                                           $15,066,497

ABN AMRO Money Market                            Chase Manhattan                                        $5,000,000
                                                 Goldman Sachs                                          $9,985,422
                                                 Bear Stearns                                           $4,975,513
                                                 J.P. Morgan                                            $25,023,276
                                                 Morgan Stanley                                         $3,768,248

ABN AMRO Tax-Exempt Money Market                 J.P. Morgan                                            $37,944,053

ABN AMRO Asian Tigers                            HSBC                                                   $267,235

ABN AMRO Institutional Prime Money Market
                                                      Chase Manhattan                                   $25,000,000
                                                      Goldman Sachs                                     $39,775,677
                                                      Bear Stearns                                      $49,757,192
                                                      J.P. Morgan                                       $ 4,841,900
                                                      Morgan Stanely                                    $55,325,935
                                                      Prudential                                        $50,125,576
                                                      Merrill Lynch                                     $29,823,999

PORTFOLIO TURNOVER

The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for ABN AMRO Small Cap Fund, in which it is not expected to exceed 200%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are treated as ordinary income for Federal income tax purposes.

The portfolio turnover rates for the Funds may be found under "FINANCIAL HIGHLIGHTS" in each Fund's Prospectus.

                              DESCRIPTION OF SHARES


The table below summarizes that class(es) of shares that each Fund offers.

----------------------------------------------------------------------------------------------------------------------
FUND                                                    CLASS N     CLASS I     CLASS S     CLASS Y     CLASS YS
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Growth Fund                                       --
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Value Fund                                        -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Small Cap Fund                                    -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO International Equity Fund                         -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Asian Tigers Fund                                 -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Latin America Equity Fund                         -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Europe Equity Growth Fund                         -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Real Estate Fund                                  -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Treasury Money Market Fund                                    -           -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Government Money Market Fund                                  -           -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Tax-Exempt Money Market Fund                                  -           -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Money Market Fund                                             -           -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Institutional Prime Money Market Fund                                                 -           -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Institutional Treasury Money Market Fund*                                             -           -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Institutional Government Money Market Fund*                                           -           -
----------------------------------------------------------------------------------------------------------------------

* This Fund has not commenced operations.

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there are five classes of shares issued by the Funds of the Trust. Class N, I, S, Y and YS shares will not be subject to an initial sales charge or a contingent deferred sales charge. Class S and YS shares will be subject to a shareholder service fee with a maximum annual fee of 0.25% of average daily net assets. Class N and S shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Since each class has different expenses, performance will vary. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I, Class Y and Class YS shares have no rights with respect to a Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I, Class Y and Class YS shares is available by calling 800 992-8151.

MINIMUM INITIAL INVESTMENTS

CLASS N SHARES                                                              MINIMUM INITIAL
                                                                            ---------------
                                                                               INVESTMENT
                                                                               ----------
ABN AMRO Growth Fund                                                             $2,500
ABN AMRO Value Fund                                                              $2,500
ABN AMRO Small Cap Fund                                                          $2,500
ABN AMRO International Equity Fund                                               $2,500
ABN AMRO Asian Tigers Fund                                                       $2,500
ABN AMRO Latin America Equity Fund                                               $2,500
ABN AMRO Real Estate Fund                                                        $2,500
ABN AMRO Europe Equity Growth Fund                                               $2,500

CLASS I SHARES                                                              MINIMUM INITIAL
                                                                            ---------------
                                                                               INVESTMENT
                                                                               ----------
ABN AMRO Treasury Money Market Fund                                            $1 million
ABN AMRO Government Money Market Fund                                          $1 million
ABN AMRO Tax-Exempt Money Market Fund                                          $1 million
ABN AMRO Money Market Fund                                                     $1 million

CLASS S SHARES                                                              MINIMUM INITIAL
                                                                            ---------------
                                                                               INVESTMENT
                                                                               ----------
ABN AMRO Treasury Money Market Fund                                              $2,500
ABN AMRO Government Money Market Fund                                            $2,500
ABN AMRO Tax-Exempt Money Market Fund                                            $2,500
ABN AMRO Money Market Fund                                                       $2,500

CLASS Y SHARES                                                              MINIMUM INITIAL
                                                                            ---------------
                                                                               INVESTMENT
                                                                               ----------
ABN AMRO Institutional Prime Money Market Fund                                 $5 million
ABN AMRO Institutional Treasury Money Market Fund*                             $5 million
ABN AMRO Institutional Government Money Market Fund*                           $5 million

CLASS YS SHARES                                                             MINIMUM INITIAL
                                                                            ---------------
                                                                               INVESTMENT
                                                                               ----------
ABN AMRO Institutional Prime Money Market Fund                                 $5 million
ABN AMRO Institutional Treasury Money Market Fund*                             $5 million
ABN AMRO Institutional Government Money Market Fund*                           $5 million

* This Fund has not commenced operations.

There is no minimum subsequent investment for Class I, Class Y and Class YS shares. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser and its affiliates. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.


VOTING RIGHTS

Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N and Class S shares have exclusive voting rights with respect to the distribution plan. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.



CERTAIN PROVISIONS OF TRUST INSTRUMENT

Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers", costs of obtaining quotations of portfolio securities and pricing of Fund shares.




Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class, SEC registration fees and state "blue sky" fees incurred by a specific class, litigation or other legal expenses relating to a specific class, expenses incurred as a result of issues relating to a specific class and different transfer agency fees attributable to a specific class.

Notwithstanding the foregoing, the Advisers or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.



                                 NET ASSET VALUE


The net asset value per share of each equity Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

The securities held in the portfolios of the Money Market Funds, and the debt securities with maturities of sixty days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.




A Fund's use of amortized cost and the maintenance of the Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.




Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and approved in good faith by the Board of Trustees.


                                    DIVIDENDS


Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the exdividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.



                                      TAXES


The following is only a summary of certain income tax considerations generally affecting a Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local income tax liabilities.


Each Fund intends to qualify or to continue to qualify each year as a regulated investment Trust under the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

If a Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.


An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

When a Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.




The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.




Shareholders will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareholders as 28% rate gains or 20% rate gains, without regard to how long a shareholder has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction for corporations, provided however that those shares have been held for at least 45 days.

The Funds will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of 28% rate gains and 20% rate gains and the portion of its dividends which qualify for the 70% deduction.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFIC")

In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders.

In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to a U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.




A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.


FOREIGN TAXATION


Income received by ABN AMRO International Equity Fund, ABN AMRO Asian Tigers Fund, ABN AMRO Europe Equity Growth Fund and ABN AMRO Latin America Equity Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce of eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.




Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Dividends and distributions also may be subject to state and local taxes. Shareowners are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes.

The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).


TAX-EXEMPT FUNDS

The ABN AMRO Tax-Exempt Money Market Fund intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from Federal income tax. So long as this and certain other requirements are met, dividends consisting of such Funds' net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund. As discussed below, receipt of certain exempt interest dividends may have alternative minimum tax consequences.

Interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the ABN AMRO Tax-Exempt Money Market Fund (the "Tax-Exempt Fund") is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to any share of these Funds and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Fund. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Tax-Exempt Fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income."

Shareholders of the Tax-Exempt Fund should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states. Issuers of bonds purchased by the Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Exempt Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."


                             PERFORMANCE INFORMATION


GENERAL

From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.




From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

TOTAL RETURN CALCULATIONS

Total return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                          ( 1 )
                                           ---
Average Annual Total Return =       (ERV) ( n )  - 1
                                     ---
                                      P

Where:                     ERV      =       ending  redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period
                           P        =       hypothetical initial payment of $1,000
                           n        =       period covered by the computation, expressed in terms of years
                           T        =       average annual total return

The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Annual Total Return =     ERV    - 1
                                    ---
                                     P

Where:                     ERV      =       ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period
                           P        =       hypothetical initial payment of $1,000

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.


The average annual total returns for the Funds that quote such performance were as follows for the periods ending December 31:

===============================================================================================================================
                                                                                          Average Annual Total Return
                                                                                  ---------------------------------------------
                                                                                     One        Five        Ten       Since
Fund                                                   Class+                       Year        Year       Year     Inception
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Money Market Fund                             Investor(4)                    5.83%       5.08%      *           4.71%
                                                       ------------------------------------------------------------------------
                                                       Common(2)                      6.21%       5.41%      *           4.96%
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Government Money Market Fund                  Investor(3)                    5.74%       5.01%      *           4.67%
                                                       ------------------------------------------------------------------------
                                                       Common(2)                      6.08%       5.32%      *           4.88%
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Treasury Money Market Fund                    Investor(1)                    5.59%       4.77%      *           4.36%
                                                       ------------------------------------------------------------------------
                                                       Common(2)                      5.85%       5.03%      *           4.57%
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Tax-Exempt Money Market Fund                  Investor(5)                    3.61%       3.06%      *           2.84%
                                                       ------------------------------------------------------------------------
                                                       Common(2)                      3.87%       3.32%      *           3.07%
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Value Fund                                    Investor(11)                  -1.17%      12.35%      *          11.90%
                                                       ------------------------------------------------------------------------
                                                       Common(2)                     -0.68%      12.84%      *          12.58%
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Growth Fund                                   Investor(12)                  -4.83%      15.74%      *          13.37%
                                                       ------------------------------------------------------------------------
                                                       Common(2)                     -4.45%      16.19%      *          14.09%
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Small Cap Fund                                Investor(7)                    5.61%       9.34%      *           9.87%
                                                       ------------------------------------------------------------------------
                                                       Common(2)                      6.10%       9.73%      *           9.23%
------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO International Equity Fund                     Investor(7)                  -23.27%       9.16%      *          10.07%
                                                       ------------------------------------------------------------------------
                                                       Common(2)                    -22.87%       9.58%      *          11.29%
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Asian Tigers Fund                             Investor(13)                 -38.28%      -8.52%      *          -5.48%
                                                       ------------------------------------------------------------------------
                                                       Common(14)                   -38.10%      -8.17%      *          -5.13%
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Latin America Equity Fund                     Investor                           *           *      *               *
                                                       ------------------------------------------------------------------------
                                                       Common(15)                   -21.07%           *      *           4.17%
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Europe Equity Growth Fund                     Investor                           *           *      *               *
                                                       ------------------------------------------------------------------------
                                                       Common(17)                         *           *      *               *
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Real Estate Fund                              Investor(16)                  29.16%           *      *          13.70%
                                                       ------------------------------------------------------------------------
                                                       Common(18)                    28.77%           *      *           2.77%
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Institutional Prime Money Market Fund         Institutional(19)              6.32%           *      *           6.32%
                                                       ------------------------------------------------------------------------
                                                       Institutional Service(20)          *           *      *               *
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Institutional Treasury Money Market Fund      Institutional(19)                  *           *      *               *
                                                       ------------------------------------------------------------------------
                                                       Institutional Service(20)          *           *      *               *
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Institutional Treasury Money Market Fund      Institutional                      *           *      *               *
                                                       ------------------------------------------------------------------------
                                                       Institutional Service              *           *      *               *
===============================================================================================================================

+ The ABN AMRO Funds, a Massachusetts business trust, was acquired by the Alleghany Funds, a Delaware business trust. The Alleghany Funds changed its name to the "ABN AMRO Funds". Pursuant to this reorganization, shareholders of the Common Shares Class and Investor Shares Class of ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund and ABN AMRO Tax-Exempt Money Market Fund will receive Class I shares and Class S shares, respectively. Shareholders of the Common Shares Class and Investor Shares Class of ABN AMRO Value Fund, ABN AMRO Growth Fund, ABN AMRO Small Cap Fund, ABN AMRO International Equity Fund, ABN AMRO Europe Equity Growth Fund, ABN AMRO Asian Tigers Fund, ABN AMRO Latin America Equity Fund and ABN AMRO Real Estate Fund will receive Class N shares. Shareholders of the Institutional Shares Class and Institutional Service Shares of Institutional Prime Money Market Fund will receive Class Y and Class YS shares, respectively.

*  Not in operation during the period.

---------------
(1) Commenced operations 3/25/93         (10) Commenced operations 2/7/93
(2) Commenced operations 1/4/93          (11) Commenced operations 3/26/93
(3) Commenced operations 4/22/93         (12) Commenced operations 3/8/93
(4) Commenced operations 3/31/93         (13) Commenced operations 1/12/94
(5) Commenced operations 3/24/93         (14) Commenced operations 1/3/94
(6) Commenced operations 3/12/93         (15) Commenced operations 6/28/96
(7) Commenced operations 4/12/93         (16) Commenced operations 10/8/98
(8) Commenced operations 3/9/93          (17) Commenced operations 12/18/00
(9) Commenced operations 4/26/93         (18) Commenced operations 12/30/97
                                         (19) Commenced operations 12/28/99
                                         (20) Commenced operations 6/29/00

COMPUTATION OF YIELD

From time to time the ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund and ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Institutional Prime Money Market Fund advertise their current yield and effective compound yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return +
1)365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

Tax Equivalent yields are computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

Yield = 2[((a-b)/(cd) + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.


For the seven-day period ended June 30, 2001, the ABN AMRO Money Market Funds' current, effective and tax-equivalent yields were as follows:

                                                                                 7-DAY TAX            7-DAY TAX
                                                                  7-DAY      EQUIVALENT YIELD    EQUIVALENT EFFECTIVE
                                                     7-DAY      EFFECTIVE    AT A TAX RATE OF    YIELD AT A TAX RATE
                FUND                      CLASS+     YIELD        YIELD             36%                OF 36%
ABN AMRO Money Market Fund             Common         3.97%       4.04%             N/A                  N/A
                                       Investor       3.61%       3.67%             N/A                  N/A

ABN AMRO Government Money Market
Fund                                   Common         3.79%       3.86%             N/A                  N/A
                                       Investor       3.47%       3.53%             N/A                  N/A

ABN AMRO Treasury Money Market Fund
                                       Common         3.57%       3.63%             N/A                  N/A
                                       Investor       3.32%       3.38%             N/A                  N/A

ABN AMRO Tax-Exempt Money Market Fund
                                       Common         2.61%       2.65%            4.08%                4.14%
                                       Investor       2.36%       2.39%            3.69%                3.73%

ABN AMRO Institutional Prime Money
Market Fund                            Institutional  3.98%       4.06%             N/A                  N/A
                                       Institutional
                                       Service        3.73%       3.80%             N/A                  N/A

ABN AMRO Institutional Treasury
Money Market Fund                      Institutional    *         *                 N/A                  N/A
                                       Institutional
                                       Service          *         *                 N/A                  N/A

ABN AMRO Institutional Government
Money Market Fund                      Institutional    *         *                 N/A                  N/A
                                       Institutional
                                       Service          *         *                 N/A                  N/A

N/A-Not Applicable

+ The ABN AMRO Funds, a Massachusetts business trust, was acquired by the Alleghany Funds, a Delaware business trust. The Alleghany Funds changed its name to the "ABN AMRO Funds". Pursuant to this reorganization, shareholders of the Common Shares Class and Investor Shares Class of ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund and ABN AMRO Tax-Exempt Money Market Fund will receive Class I shares and Class S shares, respectively. Shareholders of the Institutional Shares Class and Institutional Service Shares of Institutional Prime Money Market Fund will receive Class Y and Class YS shares, respectively.

* Not in operation during the period.


Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.


The ABN AMRO Value Fund, ABN AMRO Growth Fund, ABN AMRO Small Cap Fund, ABN AMRO International Equity Fund, ABN AMRO Europe Equity Growth Fund, ABN AMRO Asian Tigers Fund, ABN AMRO Latin America Equity Fund and ABN AMRO Real Estate Fund may also advertise a 30-day yield figure. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated over one year and is shown as a percentage of the investment.

For the thirty-day period ended June 30, 2001, the yield for the following Fund was:

==============================================================================================================
                               Fund                                 Class                 SEC Yield
==============================================================================================================
ABN AMRO Real Estate Fund                                           Common                      4.19%
                                                                    ------------------------------------------
                                                                    Investor                    N/A
==============================================================================================================


                              FINANCIAL STATEMENTS

         The audited financial statements for the fiscal year ended December 31, 2000 for the Funds, including the report of Ernst & Young LLP, Independent Auditors, are incorporated herein by reference to the Funds' Annual Report as filed with the SEC on February 26, 2001. The Funds' unaudited financial statements for the six-month period ended June 30, 2001 are incorporated herein by reference to the Semi-Annual Report as filed with the SEC on August 22, 2001. The Funds' Annual and Semi-Annual Reports are available upon request and without charge.


                                OTHER INFORMATION

         The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this SAI forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch Inc. ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

        "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

Corporate and Municipal Long-Term Debt Ratings

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa " - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

         A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                 ABN AMRO FUNDS


                     CLASS N SHARES                                               CLASS I SHARES

          ABN AMRO/Chicago Capital Growth Fund                            Montag & Caldwell Growth Fund
         ABN AMRO/Montag & Caldwell Growth Fund                        ABN AMRO/Chicago Capital Growth Fund
          ABN AMRO/TAMRO Large Cap Value Fund                        ABN AMRO/Veredus Aggressive Growth Fund
              ABN AMRO/Talon Mid Cap Fund                            Blairlogie International Developed Fund
     ABN AMRO/Chicago Capital Small Cap Value Fund                       Blairlogie Emerging Markets Fund
             ABN AMRO/TAMRO Small Cap Fund                            ABN AMRO/Chicago Capital Balanced Fund
        ABN AMRO/Veredus Aggressive Growth Fund                          Montag & Caldwell Balanced Fund
             ABN AMRO/Veredus SciTech Fund                              ABN AMRO/Chicago Capital Bond Fund
        Blairlogie International Developed Fund
            Blairlogie Emerging Markets Fund
         ABN AMRO/Chicago Capital Balanced Fund
        ABN AMRO/Montag & Caldwell Balanced Fund
           ABN AMRO/Chicago Capital Bond Fund
      ABN AMRO/Chicago Capital Municipal Bond Fund
       ABN AMRO/Chicago Capital Money Market Fund


                  (Each a "Fund" and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER 27, 2001

         This Statement of Additional Information dated September 27, 2001 ("SAI") provides supplementary information pertaining to shares representing interests in fifteen investment portfolios of ABN AMRO Funds, formerly known as Alleghany Funds, (the "Trust"). As described above, each Fund offers Class N shares for retail investors. Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Veredus Aggressive Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and ABN AMRO/Chicago Capital Bond Fund also offer Class I shares for institutional investors. As of the date of this SAI, Class I shares of ABN AMRO/Chicago Capital Balanced Fund are not available.

         This Statement of Additional Information is not a Prospectus and should be read only in conjunction with the Class N Shares Prospectus for the Funds dated September 27, 2001 and the Class I Shares Prospectus for Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Veredus Aggressive Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, ABN AMRO/Chicago Capital Balanced Fund, Montag & Caldwell Balanced Fund and ABN AMRO/Chicago Capital Bond Fund, dated September 27, 2001. No investment in any of the Funds should be made without first reading the appropriate Prospectus.

         The audited financial statements for the fiscal year ended October 31, 2000 for the Funds are incorporated herein by reference to the Funds' Annual Report as filed with the Securities and Exchange Commission ("SEC") on January 5, 2001. The Funds' unaudited financial statements for the six-month period ended April 30, 2001 are incorporated herein by reference to the Semi-Annual Report as filed with the SEC on June 28, 2001.

You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting the Trust at ABN AMRO FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800 992-8151.

                               TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----

THE FUNDS                                                                     3
INVESTMENT POLICIES AND RISK CONSIDERATIONS                                   3
INVESTMENT RESTRICTIONS                                                      24
TRUSTEES AND OFFICERS OF THE TRUST                                           25
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                          27
INVESTMENT ADVISORY AND OTHER SERVICES                                       34
     The Investment Advisers                                                 34
     The Sub-Advisers                                                        37
     The Administrator                                                       37
     The Sub-Administrator                                                   39
     The Distributor                                                         39
     The Distribution Plan                                                   40
     The Transfer Agent                                                      41
     The Custodian                                                           41
     Counsel and Auditors                                                    42
BROKERAGE ALLOCATION AND OTHER PRACTICES                                     42
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS                             42
DESCRIPTION OF SHARES                                                        44
NET ASSET VALUE                                                              46
DIVIDENDS                                                                    47
TAXES                                                                        47
PERFORMANCE INFORMATION                                                      50
FINANCIAL STATEMENTS                                                         53
OTHER INFORMATION                                                            53

APPENDIX A                                                                  A-1






         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUNDS


         ABN AMRO Funds, formerly known as Alleghany Funds, (the "Trust"), 171 North Clark Street, Chicago, Illinois 60601-3294, is a no-load, open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a series of the Trust, which was formed as a Delaware business trust on September 10, 1993. Prior to September 24, 2001, the Trust was known as the "Alleghany Funds". This SAI related to the following Funds: ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Small Cap Value Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO/Veredus SciTech Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund, ABN AMRO/Chicago Capital Municipal Bond Fund and ABN AMRO/Chicago Capital Money Market Fund. The Trust also offers four equity funds, four international equity funds and five money market funds, which are not described in this document.



                   INVESTMENT POLICIES AND RISK CONSIDERATIONS


         The following supplements the information contained in each Prospectus concerning the investment policies and risks of investing in the Funds. Except as otherwise stated below or in the Prospectus, all Funds may invest in the portfolio investments included in this section. The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.


MONEY MARKET INSTRUMENTS AND RELATED RISKS


         All Funds may invest in money market instruments, including bank obligations and commercial paper. Money market instruments in which the Funds may invest include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by ABN AMRO/Chicago Capital Money Market Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.


         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the investment is minimal.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk", pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

         Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

VARIABLE- AND FLOATING-RATE INSTRUMENTS AND RELATED RISKS


         With respect to the variable- and floating-rate instruments that may be acquired by ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund or ABN AMRO/Chicago Capital Municipal Bond Fund, the Investment Adviser or Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.


         Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

LOAN PARTICIPATIONS

         All Funds may engage in loan participations ("LPs"). LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.

FOREIGN BANKERS' ACCEPTANCES


         All Funds may purchase foreign bankers' acceptances, although ABN AMRO/Chicago Capital Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the "1940 Act. Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.


FOREIGN COMMERCIAL PAPER


         All Funds may purchase foreign commercial paper, although ABN AMRO/Chicago Capital Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, issued directly by a foreign firm in the U.S. or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P)) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.


EURODOLLAR CERTIFICATES OF DEPOSIT

         A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

YANKEE CERTIFICATES OF DEPOSIT

         Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities.

REPURCHASE AGREEMENTS

         All Funds may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

         The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the 1940 Act.

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Advisers or Sub-Investment Adviser. The Investment Adviser or Sub-Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.


         Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by ABN AMRO/Chicago Capital Money Market Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

REVERSE REPURCHASE AGREEMENTS

         All Funds may enter into reverse repurchase agreements with banks and broker dealers. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account cash, or liquid, securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities.

RESTRICTED SECURITIES

         Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended (the "1933 Act") to no more than 5% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by a Fund's Investment Adviser, pursuant to guidelines adopted by the Trust's Board of Trustees.

CONVERTIBLE SECURITIES


         All Funds except ABN AMRO/Chicago Capital Municipal Bond Fund, ABN AMRO/Talon Mid Cap Fund, and ABN AMRO/Chicago Capital Money Market Fund may purchase convertible securities. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.


BORROWING


         The Funds may not borrow money or issue senior securities, except as described in this paragraph. Each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Funds may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund. The Funds may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. The Funds have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.


ILLIQUID SECURITIES


         All Funds may invest up to 15% (10% for ABN AMRO/Chicago Capital Money Market Fund) of their respective net assets in securities which are illiquid. Illiquid securities will generally include but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; interest rate, currency and mortgage swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act.

RULE 144A SECURITIES

         All Funds may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Adviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

         All Funds may seek additional income at times by lending their respective portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) a Fund may call the loan at any time with proper notice and receive the securities loaned, (3) a Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by a Fund will not at any time exceed 25% of the total assets of such Fund.

         Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SECURITIES OF OTHER INVESTMENT COMPANIES

         All Funds may invest in securities issued by other investment companies which invest in securities in which the particular Fund is permitted to invest and which determine their net asset value per share based on the amortized cost or penny-rounding method. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the such investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

         Each Fund intends to limit its investments in securities issued by other investment companies prescribed by the 1940 Act so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund as a whole.

SHORT-TERM TRADING

         All Funds may engage in short-term trading. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

ZERO COUPON BONDS


         All Funds except ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/TAMRO Small Cap Fund and ABN AMRO/Chicago Capital Money Market Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

         Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of the Funds as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

LOWER-GRADE DEBT SECURITIES AND RELATED RISKS


         ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund may invest in securities with high yields and high risks. ABN AMRO/Chicago Capital Growth Fund may invest up to 10% of assets in such securities. ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund may each invest up to 20% of their respective assets in such securities.


         Fixed income securities rated lower than "Baa3" by Moody's or "BBB-" by S&P, frequently referred to as "junk bonds", are considered to be of poor standing and predominantly speculative. They generally offer higher yields than higher rated bonds. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share. There can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn.

         In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

         The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties. Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

         YOUTH AND GROWTH OF LOWER-RATED SECURITIES MARKET - The recent growth of the lower-rated securities market has paralleled a long economic expansion, and it has not weathered a recession in the market's present size and form. An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of the Funds which hold these securities.

         SENSITIVITY TO ECONOMIC AND INTEREST RATE CHANGES - The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

         LIQUIDITY AND VALUATION - To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.

         CREDIT RATINGS - The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments of lower-rated securities. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Adviser or Sub-Investment Adviser also performs its own analysis of issuers in selecting investments for a Fund. The Investment Adviser or Sub-Investment Adviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

         YIELDS AND RATINGS - The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

DERIVATIVE INVESTMENTS

         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and the Fund's overall portfolio.

         Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund's other portfolio investments.

         Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser will generally not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. Listed below are the types of derivative securities in which certain Funds are permitted to invest and their respective policies and risks.

OPTIONS AND RELATED RISKS


         All Funds except ABN AMRO/Chicago Capital Money Market Fund may buy put and call options and write covered call and secured put options.


         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g. on securities it holds in its portfolio).

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be held in a segregated account for such options. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser or Sub-Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         A Fund may use options traded on U.S. exchanges, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

         These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         The Funds will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

         A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' Custodians in an amount not less than the exercise price of the option at all times during the option period.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's

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execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

         There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.


         PURCHASING CALL OPTIONS - Each Fund may purchase call options to the extent that premiums paid by a Fund does not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.


         Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.


         COVERED CALL WRITING - Each Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Sub-Investment Adviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.


         During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.


         PURCHASING PUT OPTIONS - Each Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.


         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.


         Each Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         WRITING PUT OPTIONS - Each Fund may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Investment Adviser or Sub-Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.


         Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, the Fund may not effect such a closing transaction after it has been notified of the exercise of the option.


         FOREIGN CURRENCY OPTIONS - Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.


FUTURES CONTRACTS AND RELATED RISKS


         All Funds except ABN AMRO/Veredus Aggressive Growth Fund,
ABN AMRO/Veredus SciTech Fund and ABN AMRO/Chicago Capital Money Market Fund may engage in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.



         Any gain derived by a Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

         A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will create a segregated account of cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC.

         The Funds may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. Futures contracts are generally considered to be derivative securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

         The Funds may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS AND RELATED RISKS


         All Funds except ABN AMRO/Chicago Capital Money Market Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Sub-Investment Adviser deems it appropriate to do so.

         The Funds may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.


         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's Custodian(s) will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.


         SWAP AGREEMENTS - Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount", i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.


         Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis". Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

INTEREST RATE SWAPS AND RELATED RISKS

         Only ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund, in order to help enhance the value of their respective portfolios or manage exposure to different types of investments, may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps", "floors" and "collars" for hedging purposes and not for speculation. Interest rate swaps are generally considered to be derivative transactions. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Swaps involve the exchange between a Fund and another party of their respective rights to receive interest, e.g., an exchange of fixed-rate payments for floating-rate payments. In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount in return for payments equal to a fixed interest rate on the same amount for a specified period. For example, if a Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed-rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect a Fund from a decline in the value of the underlying security due to rising rates but would also limit its ability to benefit from declining interest rates. A Fund will enter into interest rate swaps only on a net basis (i.e. the two payment streams will be netted out, with the Fund receiving or paying only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. An amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's Custodian. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Investment Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions.


         Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

         In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

         Swap agreements may involve leverage and may be highly volatile. Depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Investment Adviser as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

ASSET-BACKED SECURITIES AND RELATED RISKS


         ABN AMRO/Chicago Capital Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund may invest in asset-backed securities. Asset-backed securities are securities backed by installment contracts, credit card and other receivables or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.


MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES AND RELATED
RISKS


         ABN AMRO/Chicago Capital Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund may invest in mortgage-backed securities. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Also, securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury. Others, such as those issued by Fannie Mae (formerly known as the Federal National Mortgage Association), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. These Funds may agree to purchase or sell these securities with payment and delivery taking place at a future date.


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         Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private mortgage-backed securities may be supported by U.S. government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

         Mortgage-backed securities have greater market volatility then other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, the Funds may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" on p. 19.)

         For Federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather a beneficial ownership in "grantor trusts", conveying to the holder an individual interest in each of the mortgages constituting the pool.

         The mortgage securities which are issued or guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less Ginnie Mae's, Freddie Mac (formerly known as the Federal Home Loan Mortgage Corp.) 's or Fannie Mae's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

         Each of these Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS") AND MULTI-CLASS PASS-THROUGHS AND RELATED RISKS


         ABN AMRO/Chicago Capital Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund may also invest in certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities. These obligations are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. government or by private organizations.


         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche", is issued at a specified coupon rate or adjustable rate tranche and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal

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prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs", will be considered as adjustable-rate mortgage securities ("ARMs") by the Funds. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These caps, similar to the caps on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which the Funds may invest include mortgages backed by Ginnie Mae certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. These Funds will not invest in subordinated privately issued CMOs.

         RESETS - The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-, three- or six-month or one-year LIBOR, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         CAPS AND FLOORS - The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

STRIPPED MORTGAGE SECURITIES AND RELATED RISKS


         ABN AMRO/Chicago Capital Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds will only invest in government-backed mortgage securities. The Investment Adviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which the Funds may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Funds invest.


         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only

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or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories ("Aaa" or "AAA" by Moody's or S&P, respectively).

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed. Accordingly, certain of these securities may generally be illiquid. The Fund will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Adviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

OTHER MORTGAGE-BACKED SECURITIES


         ABN AMRO/Chicago Capital Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund and ABN AMRO/Chicago Capital Municipal Bond Fund may invest in other mortgage-backed securities. The Investment Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.


GENERAL RISKS OF MORTGAGE SECURITIES

         The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

         In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

         With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.


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FOREIGN SECURITIES


         All Funds except ABN AMRO/Chicago Capital Municipal Bond Fund and ABN AMRO/Chicago Capital Money Market Fund may invest in foreign securities. For country allocations, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced.



         Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund may invest directly in foreign equity securities, U.S. dollar- or foreign currency-denominated foreign corporate debt securities, foreign preferred securities, certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities and securities represented by ADRs, EDRs or GDRs. ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer and are publicly traded on exchanges or over-the-counter in the United States and also trade in public or private markets in other countries.



         Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund may invest in World Equity Benchmark Shares (WEBS), Optimized Portfolios as Listed Securities (OPALS) and WIDGITs (W.I. Carr Developing Markets Growth Index Tracker Programme). These investments provide investors with access to global equity markets and are primarily used to facilitate asset allocation switches and to overcome difficulties in markets with structural peculiarities. WEBS are issued by Foreign Fund, Inc., an open-end investment company registered under the 1940 Act, in a number of country-specific series. Each series is a diversified, country-specific index portfolio designed to track a specific Morgan Stanley Capital International (MSCI) country index. WEBS are listed on the American Stock Exchange in U.S. dollars and the investment adviser is BZW Barclays Global Fund Advisors. OPALS, which are securities offered through Morgan Stanley Capital, LLC, have a hybrid structure. They have debt characteristics (fixed redemption and semi-annual interest payments) but performance is equity driven. Each series of OPALS is designed to track the performance of a given MSCI or local index. There are both industry-specific and country-specific OPALS. Globally, OPALS are available to gain exposure to developed and emerging markets. OPALS were established for qualifying U.S. investors and are not listed on any U.S. exchange. To qualify for purchase, U.S. investors must be (i) qualified institutional buyers (QIBs), (ii) qualified purchasers (QPs) and (iii) not subject to ERISA. QIB and QP status is generally conferred on those clients controlling over $100 million in assets. WIDGITs are equity-linked products in which the issuer buys shares on the local market and issues their instrument against the shares. WIDGITs are generally classified as derivatives and have the general risks associated with derivatives.


         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include: political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and different foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries.

         In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

         For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The above Funds may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

         Certain ADRs and EDRs, typically those denominated as unsponsored, require the holders to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of these costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.


         Blairlogie Emerging Markets Fund, and to a lesser extent Blairlogie International Developed Fund, may invest in the securities of countries considered to be developing markets. The risks of investing in foreign securities are particularly high when securities of issuers based in developing or "emerging market" countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities and imposes additional risks than the risks of investing in foreign, developed countries. These risks may include: greater risks of nationalization or expropriation of assets or confiscatory taxation, currency devaluations, currency exchange rate fluctuations, greater social economic and political uncertainty and instability (including the risk of war), more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, unavailability of currency hedging techniques in certain emerging market countries, the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies, the difference in or lack of auditing and financial reporting standards, which may result in unavailability of material information about issuers; difficulties in obtaining and/or enforcing a judgment in a foreign court and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets.


SPECIAL RISKS OF INVESTING IN RUSSIAN AND OTHER EASTERN EUROPEAN SECURITIES


         Blairlogie Emerging Markets Fund may invest a portion of its assets in securities of issuers located in Russia and other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investment in Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern European economies are characterized by an absence of developed legal structures governing private and foreign investments and private property in these countries.


         In addition, governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.

         Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow-paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below), (b) pervasiveness of corruption, insider trading and crime in the Russian economic system, (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information, (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter-company debt and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union or the nationalization of privatized enterprises.

         A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will strive to ensure that its interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

         Also, although a Russian public enterprise with more than 3,500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Fund's Investment Adviser. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a potential purchases is deemed unsuitable, which may expose the Fund to potential loss on the investment.

FOREIGN CURRENCIES


         Many of the international equity securities in which Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund invest will be traded in foreign currencies. These Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, each Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.


         A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts of the purpose of hedging against foreign exchange risks arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

         Each of these Funds may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, the Funds will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Adviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board of Trustees in a segregated account to cover forward currency contracts entered into for non-hedging purposes. The Funds may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

MUNICIPAL SECURITIES


         ABN AMRO/Chicago Capital Municipal Bond Fund is expected to maintain a dollar-weighted average maturity of between three and ten years under normal market conditions. An assessment of a portfolio's dollar-weighted average maturity requires the consideration of a number of factors, including each bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure. The Fund's computation of its dollar-weighted average maturity is based upon estimated factors, and there can be no assurance that the anticipated average weighted maturity will be attained. For example, a change in interest rates generally will affect a portfolio's dollar-weighted average maturity.


OTHER INVESTMENTS

         The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.


         Except as set forth under "INVESTMENT objectives, principal investment strategies and risks" and "OTHER INVESTMENT STRATEGIES" in each Prospectus, each Fund may not:



(1) As to 75% of the total assets of each Fund, with the exception of ABN AMRO/Veredus SciTech Fund, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

(2) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

(3) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

(4)      Make investments in securities for the purpose of exercising control;

(5) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

(6) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

(7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers;

(8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

(9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund, except for ABN AMRO/Veredus SciTech Fund, which will have a concentration in the science and technology sector;

(10) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

(11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Prospectus;

(12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor company or companies.

                       TRUSTEES AND OFFICERS OF THE TRUST


         Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below.



-----------------------------------------------------------------------------------------------------------------
                                         POSITION(S)                      PRINCIPAL OCCUPATION(S)
             NAME/AGE                    WITH TRUST                         FOR PAST FIVE YEARS
             --------                    ----------                         -------------------
-----------------------------------------------------------------------------------------------------------------

Stuart D. Bilton*                   Chairman, Board of     Chief Executive Officer of The Chicago Trust Company
171 North Clark Street              Trustees (Chief        and President of Alleghany Asset Management, Inc.;
Chicago, IL  60601                  Executive Officer)     previously, an Executive Vice President of Chicago
Age: 55                                                    Title and Trust Company; a Director of Alleghany
                                                           Asset Management Inc., Montag & Caldwell, Inc.,
                                                           Veredus Asset Management Inc., Baldwin & Lyons, Inc.
                                                           and the Boys and Girls Clubs of Chicago; President
                                                           and Chief Executive Officer, Blairlogie
                                                           International LLC; Trustee, Alleghany Foundation;
                                                           Manager, TAMRO Capital Partners LLC.

-----------------------------------------------------------------------------------------------------------------
Leonard F. Amari                    Trustee                Partner at the law offices of Amari & Locallo, a
734 North Wells Street                                     practice confined exclusively to the real estate tax
Chicago, IL 60610                                          assessment process.
Age: 59

-----------------------------------------------------------------------------------------------------------------
Robert A. Kushner                   Trustee                Formerly, Vice President, Secretary and General
30 Vernon Drive                                            Counsel at Cyclops Industries, Inc. until
Pittsburgh, PA 15228                                       retirement  in April 1992; currently a Vice
Age: 65                                                    President, Board Member and Chairman of Investment
                                                           Committee and Co-Chairman of Strategic Planning
                                                           Committee of Pittsburgh Dance Council.

-----------------------------------------------------------------------------------------------------------------
Gregory T. Mutz                     Trustee                President and CEO of The UICI Companies and Chairman
125 South Wacker Drive, Suite 3100                         of the Board of Excell Global Services; Chairman of
Chicago, IL  60606                                         the Board of AMLI Residential Properties Trust (a
Age: 55                                                    NYSE Multifamily REIT); Chairman of the Board of
                                                           AMLI Commercial Properties Trust, LP, companies to AMLI
                                                           Realty Co., which he co-founded in 1980.

-----------------------------------------------------------------------------------------------------------------
Robert B. Scherer                   Trustee                President of The Rockridge Group, Ltd., (title
10010 Country Club Road                                    insurance industry consulting services);
Woodstock, IL  60098                                       previously, Senior Vice President - Strategy and
Age: 59                                                    Development at Chicago Title and Trust Company prior
                                                           to October 1994.

-----------------------------------------------------------------------------------------------------------------
Nathan Shapiro                      Trustee                President of SF Investments, Inc. (broker/dealer and
1700 Ridge                                                 investment banking firm); President of New Horizons
Highland Park, IL  60035                                   Corporation ( consulting firm); Senior Vice
Age: 65                                                    President of Pekin, Singer and Shapiro (an
                                                           investment advisory firm); Director of Baldwin &
                                                           Lyons, Inc.

-----------------------------------------------------------------------------------------------------------------
Denis Springer                      Trustee                Former Senior Vice President and Chief Financial
1673 Balmoral Lane                                         Officer of Burlington Northern Santa Fe Corporation.
Inverness, IL  60067
Age: 55

-----------------------------------------------------------------------------------------------------------------
Arnold F. Brookstone+               Trustee                Retired. Executive Vice President, Chief Financial
950 N. Michigan Avenue                                     Officer and Planning Officer of Stone Container
Chicago, IL 60611                                          Corporation (pulp and paper business), 1991-1996.
Age: 71

-----------------------------------------------------------------------------------------------------------------
James Wynsma*+                      Trustee                Chairman, ABN AMRO Asset Management (USA) LLC from
1565 River Oaks Drive                                      January 2000 to February 2001 and President & CEO
Ada, MI 49301                                              from May 1999 to December 1999. Vice Chairman of
Age: 65                                                    LaSalle Bank N.A. and head of its Trust and Asset
                                                           Management department from 1992 until his retirement
                                                           in March 2000. Director, ABN AMRO Fund Services,
                                                           Inc. since December 1999.
-----------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
Robert Feitler+                     Trustee                Retired. Chairman of Executive Committee, Board of
179 East Lake Shore Drive                                  Directors, Weyco Group, Inc. (men's footwear), since
Chicago, IL 60611                                          1996. President and Director, Weyco Group, Inc.,
Age: 69                                                    1968-1996.

-----------------------------------------------------------------------------------------------------------------
Kenneth C. Anderson                 President (Chief       President of Alleghany Investment Services, Inc.;
171 North Clark Street              Operating Officer)     Senior Vice President of The Chicago Trust Company;
Chicago, IL  60601                                         Officer of the Trust since 1993; responsible for all
Age: 37                                                    business activities regarding mutual funds; CPA.

-----------------------------------------------------------------------------------------------------------------
Gerald F. Dillenburg                Senior Vice            Vice President of The Chicago Trust Company;
171 North Clark Street              President,             operations manager and compliance officer of all
Chicago, IL  60601                  Secretary and          mutual funds since 1996;  previously, an audit
Age: 34                             Treasurer              manager with KPMG LLP, specializing in investment
                                    (Chief Financial       services, including mutual and trust funds,
                                    Officer                and broker/dealers and investment Advisers; CPA.
                                    Compliance Officer)
-----------------------------------------------------------------------------------------------------------------
Debra Bunde Reams                   Vice President         Vice President of Montag & Caldwell, Inc., since
1100 Atlanta Financial Center                              1996;  Previously, Portfolio Manager and Chief
3343 Peachtree Road, NE                                    Investment Officer at Randy Seckman & Associates,
Atlanta, GA  30326-8151                                    Inc. (financial advisory firm providing asset
Age: 37                                                    management primarily to individual and small
                                                           businesses); CFA.
-----------------------------------------------------------------------------------------------------------------


* This person is an "affiliated person" of an Adviser and the Trust as defined under the 1940 Act.


+ This person is a former Trustee of the ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust. Pursuant to this reorganization, the Alleghany Funds changed its name to the "ABN AMRO Funds".

         The Trustees of the Trust who are not "interested persons" of the Trust or the Investment Adviser or Sub-Advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. Effective January 1, 2001, the Trustees receive $4,000 for each Board Meeting attended and an annual retainer of $4,000. No officer or employee of the Investment Adviser, Sub-Advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices.

         The table below shows the total fees which were paid to each of the Trustees who are not "interested persons" during the fiscal year ended October 31, 2000.



              TRUSTEE            AGGREGATE            PENSION OR        ESTIMATED ANNUAL     TOTAL COMPENSATION
              -------            ----------           -----------       -----------------    -------------------
                                COMPENSATION     RETIREMENT BENEFITS      BENEFITS UPON      FROM TRUST AND FUND
                                -------------    --------------------     --------------     -------------------
                               RECEIVED FROM     ACCRUED (AS PART OF        RETIREMENT             COMPLEX
                                  THE TRUST         FUND EXPENSES)

     Leonard F. Amari             $ 20,375                N/A                  N/A                 $ 20,375
     Robert A. Kushner            $ 20,375                N/A                  N/A                 $ 20,375
     Gregory T. Mutz              $ 10,375                N/A                  N/A                 $ 10,375
     Robert B. Scherer            $ 20,375                N/A                  N/A                 $ 30,375
     Nathan Shapiro               $ 20,375                N/A                  N/A                 $ 20,375
     Denis Springer               $ 16,875                N/A                  N/A                 $ 16,875
     Arnold F. Brookstone*           N/A                  N/A                  N/A                   N/A
     Robert Feitler*                 N/A                  N/A                  N/A                   N/A
     James Wynsma*                   N/A                  N/A                  N/A                   N/A




* This Trustee earned $26,000 as a former Trustee of ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware business trust (now known as the "ABN AMRO Funds").



         As of August 31, 2001, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of each Fund, except for Stuart D. Bilton, who owned 5.662% of ABN AMRO/Chicago Capital Municipal Bond Fund.

CODE OF ETHICS

         The Trust, its investment advisers and principal underwriter have adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the Investment Company Act of 1940, as amended (the "1940 Act"). The Codes of

Ethics permits personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Listed below are the names and addresses of those shareholders who, as of August 31, 2001, owned of record or beneficially of 5% or more of the shares of the Funds. The shares held in the nominee names of Marshall & Ilsley Trust Co. are owned of record by The Chicago Trust Company. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.


                     ABN AMRO/MONTAG & CALDWELL GROWTH FUND



SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Charles Schwab & Co., Inc.                                   Class N                              23.955
Special Custody Account for Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

Stetson & Co.                                                Class N                              18.377
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI  53201

                          MONTAG & CALDWELL GROWTH FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Stetson & Co.                                                Class I                               6.413
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI  53201

BanCorp South  Bank                                          Class I                               5.371
c/o Trust
P.O. Box 1605
Jackson, MS  39215-1605

Fidelity Investments Institutional                           Class I                               5.296
Operations Co., Inc.
100 Magellan Way
Mailzone KWIC
Covington, KY  4105-1987

                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Stetson & Co.                                                Class N                              36.026
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

Wells Fargo Bank                                             Class N                              24.912
FBO Fidelity National Financial Inc.
P.O. Box 1533
Minneapolis, MN  55480

Charles Schwab & Co., Inc.                                   Class N                              10.431
Special Custody Account for Customers


Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Miter & Co.                                                  Class N                               6.539
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Stetson & Co.                                                Class I                              74.656
c/o MI Trust Co.
P.O. Box 2966
Milwaukee, WI  53201

Davis & Company                                              Class I                              15.191
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Miter & Co.                                                  Class I                               6.882
MI Trust Co.
Outsourcing,
P.O Box 2977
Milwaukee, WI 53201-2977

                       ABN AMRO/TAMRO LARGE CAP VALUE FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  ------                       --------------------
Alleghany Capital Corporation                                Class N                              55.214
375 Park Avenue, Suite 3201
New York, NY  10152

Stetson & Co.                                                Class N                               7.330
C/o MI Trust Co.,
P.O Box 2977,
Milwaukee, WI 53201

                           ABN AMRO/TALON MID CAP FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Stetson & Co.                                                Class N                              12.124
c/o M&I Trust Co.
Attn: Outsourcing
P.O. Box 2966
Milwaukee, WI 53201

National Investors Services Corp                             Class N                               8.199
FBO Customers
55 Water Street, 32nd Floor
New York, NY  10041-3299

Charles Schwab & Co., Inc.                                   Class N                               6.871
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

                  ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND



SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Miter & Co.                                                  Class N                              43.506
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Charles Schwab & Co., Inc.                                   Class N                              23.238
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Stetson & Co.                                                Class N                              13.708
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

Davis & Company                                              Class N                              10.064
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

                     ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Charles Schwab & Co., Inc.                                   Class N                              22.889
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Stetson & Co.                                                Class N                              17.432
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

Wells Fargo Bank                                             Class N                               8.459
FBO Fidelity National Financial Inc.
P.O. Box 1533
Minneapolis, MN  55480

Miter & Co.                                                  Class N                               6.622
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

                          ABN AMRO/TAMRO SMALL CAP FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Alleghany Capital Corporation                                Class N                              54.312
375 Park Avenue, Suite 3201
New York, NY  10152

Stetson & Co.                                                Class N                              14.554
c/o MI Trust Co.,
P.O. Box 2977,
Milwaukee, WI 53201

Charles Schwab & Co.                                         Class N                              11.410
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

                          ABN AMRO/VEREDUS SCITECH FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Alleghany Capital Corporation                                Class N                              60.128
375 Park Avenue, Suite 3201
New York, NY  10152

                     BLAIRLOGIE INTERNATIONAL DEVELOPED FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Stetson & Co.                                                Class N                              22.785
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

Pacific Mutual Life Insurance Co.                            Class I                              69.978
Employees Retirement Plan Trust
700 Newport Center Drive
Newport Beach, CA  92660-6307

California Race Track Association                            Class I                              12.228
840 Newport Center Drive, 2nd Floor
Newport Beach, CA 92660-6310

CMTA-GMPP Allied Workers Pension Trust                       Class I                               5.743
840 Newport Center Drive, 2nd Floor
Newport Beach, CA 92660-6310

Fort Wayne Newspapers Inc.                                   Class I                               5.210
840 Newport Center Drive, 2nd Floor
Newport Beach, CA 92660-6310

                        BLAIRLOGIE EMERGING MARKETS FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Stetson & Co.                                                Class N                              16.056
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

Pacific Mutual Life Insurance Co.                            Class I                              44.747
Employees Retirement Plan Trust
700 Newport Center Drive
Newport Beach, CA  92660-6307

Charles Schwab & Co.                                         Class I                              28.775
Attn: Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA  94104-4122

California Race Track Association                            Class I                               7.815
840 Newport Center Drive, 2nd floor
Newport Beach, CA 92660-6310


Sheldon & Co.                                                Class I                               5.673
c/o National City Bank
P.O. Box 94984
Cleveland, OH  44101

                    ABN AMRO/MONTAG & CALDWELL BALANCED FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Stetson & Co.                                                Class N                              56.789
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

                         MONTAG & CALDWELL BALANCED FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Wells Fargo Bank                                             Class I                              26.380
FBO Pacificare Health Systems 401k Plan
510 Marquette Ave, South
Minneapolis, MN   55479

Wilmington Trust Company                                     Class I                              15.327
FBO PricewaterhouseCoopers LLP
c/o Mutual Funds
P.O. Box 8971
Wilmington, DE  19899-8971

Stetson & Co.                                                Class I                              11.769
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

American Express Trust Company                               Class I                               7.014
FBO American Express Trust Retirement
Services Plans
P.O. Box 534
Minneapolis, MN 55440-0534

Branch Banking & Trust Co.                                   Class I                               6.337
SE Regional - Montag & Caldwell
P.O. Box 2887
Wilson, NC  27894-2887

BNY Western Trust Co.                                        Class I                               5.232
Columbia River Logscalers Pension
Two Union Square, Suite 520
601 Union Street
Seattle, WA 98101-2341

                     ABN AMRO/CHICAGO CAPITAL BALANCED FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Stetson & Co.                                                Class N                              52.171
c/o M&I Trust Co.
P.O. Box 2977
Milwaukee, WI 53201

Wells Fargo Bank                                             Class N                              22.043
FBO Fidelity National Financial Inc.
P.O. Box 1533
Minneapolis, MN  55480

State Street Bank and Trust Co.                              Class N                               7.501
801 Pennsylvania
Kansas City, MO  64105

Miter & Co.                                                  Class N                               5.819
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

                       ABN AMRO/CHICAGO CAPITAL BOND FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Stetson & Co.                                                Class N                              40.888
c/o M&I Trust Co.
P.O. Box 2966
Milwaukee, WI 53201

Miter & Co.                                                  Class N                              22.804
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Charles Schwab & Co., Inc.                                   Class N                               9.495
Attn: Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA  94104-4122

Davis & Company                                              Class I                              35.347
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Miter & Co.                                                  Class I                              34.471
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Stetson & Company                                            Class I                              30.177
c/o MI Trust Co.
P.O. Box 2966
Milwaukee, WI  53201

                  ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Davis & Company                                              Class N                              62.381
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

The Chicago Trust Co. of California                          Class N                               8.439
P.O. Box 121589
San Diego, CA 92112-1589

Miter & Co.                                                  Class N                               7.020
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

Stuart D. Bilton & Bette E. Bilton                           Class N                               5.662
171 North Clark Street
Chicago, IL  60601


                   ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND


SHAREHOLDER NAME AND ADDRESS                                  CLASS                        PERCENTAGE OWNED (%)
----------------------------                                  -----                        --------------------
Davis & Company                                              Class N                              89.929
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISERS

         The advisory services provided by the Investment Adviser of each Fund and the fees received by it for such services are described in the Prospectus.


         Chicago Capital Management, Inc. ("Chicago Capital Management") is the Investment Adviser for ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund, ABN AMRO/Chicago Capital Municipal Bond Fund and ABN AMRO/Chicago Capital Money Market Fund. Chicago Capital Management is a member of the ABN AMRO group of companies and is located at 171 North Clark Street, Chicago, Illinois 60601.

         Chicago Capital Management has entered into an Expense Limitation Agreement with the Trust for ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Bond Fund - Class N and ABN AMRO/Chicago Capital Bond Fund - Class I, effective January 1, 2001, whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.30%, 0.74% and 0.49% of net assets, respectively, for a period of one year. Chicago Capital Management may from time to time voluntarily waive a portion of its advisory fees with respect to ABN AMRO/Chicago Capital Municipal Bond Fund and/or reimburse a portion of the Fund's expenses.

         Montag & Caldwell, Inc. ("Montag & Caldwell") is the Investment Adviser for ABN AMRO/Montag & Caldwell Growth Fund and ABN AMRO/Montag & Caldwell Balanced Fund. Montag & Caldwell is a member of the ABN AMRO group of companies and is located at 3343 Peachtree Street NE, Atlanta, Georgia 30326. Montag & Caldwell may from time to time voluntarily waive a portion of their advisory fees with respect to the Funds and/or reimburse a portion of the Funds' expenses.

         Veredus Asset Management LLC ("Veredus") is the Investment Adviser for ABN AMRO/Veredus Aggressive Growth Fund and ABN AMRO/Veredus SciTech Fund. Veredus is a member of the ABN AMRO group of companies and is located at One Paragon Center, 6060 Dutchmans Lane, Louisville, KY 40205. Veredus has entered into an Expense Limitation Agreement with the Trust, effective January 1, 2001, whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.40% and 1.50% of net assets, respectively, for a period of one year.



         TAMRO Capital Partners LLC ("TAMRO") is the Investment Adviser for ABN AMRO/TAMRO Large Cap Value Fund and ABN AMRO/TAMRO Small Cap Fund. TAMRO is a member of the ABN AMRO group of companies and is located at 1660 Duke Street, Alexandria, VA 22314. TAMRO has entered into an Expense Limitation Agreement with the Trust, effective November 30, 2000, whereby it has agreed to reimburse the Fund to the extent necessary to maintain total annual operating expenses at 1.20% and 1.30% of net assets, respectively, until December 31, 2001. TAMRO is now the Investment Adviser for ABN AMRO/ Chicago Capital Small Cap Value Fund. The expense limitation agreement that was in place under the former adviser (Chicago Trust) continues until December 31, 2001, whereby the expenses of the Fund are capped at 1.40%.


         The investment advisory fees earned and waived by the Investment Advisers for each Fund for the last three fiscal years, as well as any fees waived or expenses reimbursed, are set forth below.


FISCAL YEAR ENDED OCTOBER 31, 2000


--------------------------------------------------------------------------------------------------------------------
                                                   GROSS ADVISORY FEES       WAIVED FEES AND       NET ADVISORY FEES
                      FUND                         EARNED BY ADVISERS      REIMBURSED EXPENSES     AFTER FEE WAIVERS
                      ----                         ------------------      -------------------     -----------------
ABN AMRO/Montag & Caldwell Growth Fund                  $20,110,532            $         0            $20,110,532
ABN AMRO/Chicago Capital Growth Fund                    $ 3,822,871            $         0            $ 3,822,871
ABN AMRO/Talon Mid Cap Fund                             $   175,902            $    39,493            $   136,409
ABN AMRO/Chicago Capital Small Cap Value                $   464,754            $    36,464            $   428,290
Fund
ABN AMRO/Veredus Aggressive Growth Fund                 $ 1,478,512            $    91,005            $ 1,387,507
ABN AMRO/Veredus SciTech Fund*                          $     8,668            $    40,452            $         0
ABN AMRO/Montag & Caldwell Balanced Fund                $ 2,441,000            $         0            $ 2,441,000
ABN AMRO/Chicago Capital Balanced Fund                  $ 2,139,983            $         0            $ 2,139,983
ABN AMRO/Chicago Capital Bond Fund                      $   773,197            $   267,750            $   505,447
ABN AMRO/Chicago Capital Municipal Bond                 $   100,946            $   179,242            $         0
Fund
ABN AMRO/Chicago Capital Money Market Fund              $ 1,573,389            $         0            $ 1,573,389
--------------------------------------------------------------------------------------------------------------------

*  ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.

FISCAL YEAR ENDED OCTOBER 31, 1999


--------------------------------------------------------------------------------------------------------------------
                                                     GROSS ADVISORY FEES      WAIVED FEES AND      NET ADVISORY FEES
                       FUND                           EARNED BY ADVISERS    REIMBURSED EXPENSES    AFTER FEE WAIVERS
                       ----                          -------------------    -------------------    -----------------
ABN AMRO/Montag & Caldwell Growth Fund                 $   16,451,953        $           0          $  16,451,953
ABN AMRO/Chicago Capital Growth Fund                   $    3,230,163        $           0          $   3,230,163
ABN AMRO/Talon Mid Cap Fund                            $      164,312        $      40,814          $     123,498
ABN AMRO/Chicago Capital Small Cap Value Fund          $      358,830        $      52,755          $     306,075
ABN AMRO/Veredus Aggressive Growth Fund                $      312,271        $      52,934          $     259,337
ABN AMRO/Montag & Caldwell Balanced Fund               $    1,585,840        $           0          $   1,585,840
ABN AMRO/Chicago Capital Balanced Fund                 $    1,861,258        $           0          $   1,861,258
ABN AMRO/Chicago Capital Bond Fund                     $      840,813        $     199,795          $     641,018
ABN AMRO/Chicago Capital Municipal Bond Fund           $       95,352        $     174,679          $           0
ABN AMRO/Chicago Capital Money Market Fund             $    1,215,190        $           0          $   1,215,190
--------------------------------------------------------------------------------------------------------------------

* ABN AMRO/Chicago Capital Small Cap Value Fund commenced operations on November 10, 1998.
** ABN AMRO/Veredus Aggressive Growth Fund commenced operations on June 30,
   1998.

FISCAL YEAR ENDED OCTOBER 31, 1998


-------------------------------------------------------------------------------------------------------------------
                                                     GROSS ADVISORY FEES      WAIVED FEES AND     NET ADVISORY FEES
                       FUND                          EARNED BY ADVISERS     REIMBURSED EXPENSES   AFTER FEE WAIVERS
                       ----                          -------------------    -------------------   -----------------
ABN AMRO/Montag & Caldwell Growth Fund                $    9,438,160         $           0            $   9,438,160
ABN AMRO/Chicago Capital Growth Fund                  $    2,312,832         $           0            $   2,312,832
ABN AMRO/Talon Mid Cap Fund                           $      224,933         $      43,706            $     181,227
ABN AMRO/Montag & Caldwell Balanced Fund              $      971,351         $           0            $     971,351
ABN AMRO/Chicago Capital Balanced Fund                $    1,453,465         $           0            $   1,453,465
ABN AMRO/Chicago Capital Bond Fund                    $      740,845         $     217,546            $     523,299
ABN AMRO/Chicago Capital Municipal Bond Fund          $       78,556         $     138,689            $           0
ABN AMRO/Chicago Capital Money Market Fund            $    1,026,684         $      24,492*           $   1,002,192
-------------------------------------------------------------------------------------------------------------------

* As of February 27, 1998, the Investment Adviser of ABN AMRO/Chicago Capital Money Market Fund no longer waived fees or reimbursed expenses.

         Blairlogie Capital Management ("Blairlogie") is the Investment Adviser for Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund. Blairlogie is an indirect subsidary of ABN AMRO North America Newco, Inc. which is a subsidiary of ABN AMRO Holding N.V. Blairlogie is located at 125 Princes Street, Edinburgh EH2 4AD, Scotland. Blairlogie has entered into an Expense Limitation Agreement with the Trust, effective January 1, 2001, whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.35% and 1.60% of net assets for Class N shares, respectively, and 1.10% and 1.35% of net assets for Class I shares, respectively, for a period of one year.

FISCAL YEAR ENDED OCTOBER 31, 2000


--------------------------------------------------------------------------------------------------------------------
                                                     GROSS ADVISORY FEES      WAIVED FEES AND      NET ADVISORY FEES
                       FUND                           EARNED BY ADVISERS    REIMBURSED EXPENSES    AFTER FEE WAIVERS
                       ----                          -------------------    -------------------    -----------------
Blairlogie International Developed Fund***               $   654,332           $     61,420            $   592,912
Blairlogie Emerging Markets Fund***                      $   157,847           $     69,709            $    88,138
--------------------------------------------------------------------------------------------------------------------

SIX MONTHS ENDED OCTOBER 31, 1999


--------------------------------------------------------------------------------------------------------------------
                                                     GROSS ADVISORY FEES      WAIVED FEES AND      NET ADVISORY FEES
                       FUND                           EARNED BY ADVISERS    REIMBURSED EXPENSES    AFTER FEE WAIVERS
                       ----                          -------------------    -------------------    -----------------
Blairlogie International Developed Fund***               $    439,792          $     29,647            $    410,145
Blairlogie Emerging Markets Fund***                      $     78,010          $     43,536            $     34,474
--------------------------------------------------------------------------------------------------------------------

TEN MONTHS ENDED APRIL 30, 1999


--------------------------------------------------------------------------------------------------------------------
                                                     GROSS ADVISORY FEES      WAIVED FEES AND      NET ADVISORY FEES
                       FUND                           EARNED BY ADVISERS    REIMBURSED EXPENSES    AFTER FEE WAIVERS
                       ----                          -------------------    -------------------    -----------------
Blairlogie International Developed Fund***               $ 611,052                  $ 0                $ 611,052
Blairlogie Emerging Markets Fund***                      $ 151,716                  $ 0                $ 151,716
--------------------------------------------------------------------------------------------------------------------

YEAR ENDED JUNE 30, 1998


--------------------------------------------------------------------------------------------------------------------
                                                     GROSS ADVISORY FEES      WAIVED FEES AND      NET ADVISORY FEES
                       FUND                           EARNED BY ADVISERS    REIMBURSED EXPENSES    AFTER FEE WAIVERS
                       ----                          -------------------    -------------------    -----------------
Blairlogie International Developed Fund***               $ 653,050                  $ 0                $ 653,050
Blairlogie Emerging Markets Fund***                      $ 349,026                  $ 0                $ 349,026
--------------------------------------------------------------------------------------------------------------------

*** Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund commenced operations on June 8, 1993 and June 1, 1993, respectively, as separate portfolios of PIMCO Funds. These Funds were reorganized as new portfolios of ABN AMRO Funds on April 30, 1999.


         Under the Investment Advisory Agreements, the Investment Adviser of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. An Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Trust's disinterested trustees, (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with the Investment Adviser, (3) interest expenses, (4) taxes and governmental fees, (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities, (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions, (7) accounting and legal costs, (8) insurance premiums, (9) fees and expenses of the Trust's Custodians, Administrator, Sub-Administrator and Transfer Agent and any related services, (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares, (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings, (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses and (13) fees and expenses of membership in industry organizations.


         Prior to February 1, 2001, Alleghany Corporation was the parent company of Alleghany Asset Management, Inc., which was the parent company of the Trust's Advisers. On October 18, 2000 ABN AMRO Bank N.V. and Alleghany Corporation announced that ABN AMRO had agreed to acquire Alleghany Asset Management, Inc., the parent company to the Trust's Advisers. The transaction closed on February 1, 2001.


         ABN AMRO is a wholly owned subsidiary of ABN AMRO Bank N.V. ("ABN AMRO BANK"). While ABN AMRO Bank was formed in September 1994 following the merger of Algemene Bank Nederland N.V. and Amsterdam-Rotterdam Bank N.V., the two largest banks of the Netherlands, its history dates back to 1824 when King William I founded the Dutch Trading Society. As of July 2000, ABN AMRO Bank is the 13th largest financial institution in the world with assets of more that EUR457.9 billion and ranks 6th among European banks in terms of total assets. Headquartered in Amsterdam, ABN AMRO Bank is located in more than 70 countries and territories across the globe with about 108,000 employees worldwide. ABN AMRO Bank is wholly owned by ABN AMRO Holding N.V. ("Holding"), a publicly listed company. Stichting Administratiekantoor ABN AMRO Holding ("Stichting") holds and administers 99.9% of the preference shares of Holding. Stichting is a non-membership organization (i.e., an entity without shareholders or other members that is similar to a trust or foundation) with a self-appointing managing board organized under the laws of the Netherlands. Pursuant to the Articles of Association of Holding, the hold of the one priority share of Holding, Stichting Prioriteit ABN AMRO Holding, a non-membership organization with a self-appointing managing board organized under the laws of the Netherlands, determines the members of the managing board and supervisory board of Holding.

         The transaction constituted an assignment of the Funds' investment advisory agreements and sub-investment advisory agreements, which were approved by the Board of Trustees on November 21, 2000. The shareholders of the Trust approved the transaction at a meeting of shareholders held on January 17, 2001.

THE SUB-ADVISERS


         Talon Asset Management, Inc. ("Talon") provides sub-investment advisory services for ABN AMRO/ Talon Mid Cap Fund pursuant to a Sub-Advisory Agreement. Talon is located at One North Franklin, Chicago, IL 60601. For the services it provides, Talon receives a fee from Chicago Capital Management (previously from Chicago Trust) equal to 68.75% of the advisory fee of 0.80% on average daily net assets greater than $18 million. Talon receives no fee on average daily net assets less than $18 million. For the past three fiscal years, Talon received the following fees:


------------------------------------------
YEAR ENDED 10/31      FEE RECEIVED
------------------------------------------
1998                  $   124,593
------------------------------------------
1999                  $    79,437
------------------------------------------
2000                  $    87,936
------------------------------------------

         Prior to May 15, 2001, Chicago Capital Management, Inc. ("Chicago Capital Management") provided sub-investment advisory services to those Funds advised by Chicago Trust (with the exception of ABN AMRO/Talon Mid Cap Fund) pursuant to sub-advisory agreements entered into on July 1, 2000. For the services it provided, Chicago Capital Management received a fee from Chicago Trust for each Fund. The annual rate of the fee and the fee paid for the fiscal year ended October 31, 2000 are set forth below.


------------------------------------------------------------------------------------------
FUND                                                           FEE                  FEE
------------------------------------------------------------------------------------------
ABN AMRO/Chicago Capital Growth Fund                          0.22%              $418,435
------------------------------------------------------------------------------------------
ABN AMRO/Chicago Capital Small Cap Value Fund                 0.30%              $ 48,175
------------------------------------------------------------------------------------------
ABN AMRO/Chicago Capital Balanced Fund                        0.18%              $189,155
------------------------------------------------------------------------------------------
ABN AMRO/Chicago Capital Bond Fund                            0.12%              $ 59,603
------------------------------------------------------------------------------------------
ABN AMRO/Chicago Capital Municipal Bond Fund                   N/A                    N/A
------------------------------------------------------------------------------------------
ABN AMRO/Chicago Capital Money Market Fund                    0.11%              $138,264
------------------------------------------------------------------------------------------

THE ADMINISTRATOR

         As Administrator, ABN AMRO Investment Services, Inc. ("AAIS"), formerly known as Alleghany Investment Services, 171 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Trust pursuant to an Administration Agreement. PFPC Inc., 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAIS pursuant to a Sub-Administration and Accounting Services Agreement.


         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodians and Transfer Agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the Officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodians to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.


     ADMINISTRATION FEES


       PERCENTAGE            AVERAGE DAILY NET ASSETS (AGGREGATE)
       ----------            ------------------------------------
         0.06%                         Up to $2 billion
         0.05%        At least $2 billion but not more than $12.5 billion
         0.045%                       Over $12.5 billion

     CUSTODY LIAISON FEES


          FEE                AVERAGE DAILY NET ASSETS (EACH FUND)
          ---                ------------------------------------
        $10,000                       Up to $100 million
        $15,000      At least $100 million but not more than $500 million
        $20,000                       Over $500 million

         The following are the total fees paid to the Administrator by each Fund for the three most recent fiscal years:


-------------------------------------------------------------------------------------------------------------------
                                                                         ADMINISTRATIVE FEES
                                                                         -------------------
FUND                                             FYE OCTOBER 31, 2000   FYE OCTOBER 31, 1999   FYE OCTOBER 31, 1998
-----                                            --------------------   --------------------   --------------------
ABN AMRO/Montag & Caldwell Growth                      $1,672,936             $1,357,663             $  741,210
Fund
ABN AMRO/Chicago Capital Growth Fund                   $  297,648             $  254,852             $  191,695
ABN AMRO/Talon Mid Cap Fund                            $   13,738             $   13,011             $   18,106
ABN AMRO/Chicago Capital Small Cap                     $   27,513             $   22,122                    n/a
Value Fund*
ABN AMRO/Veredus Aggressive Growth                     $   82,947             $   18,568                    n/a
Fund*
ABN AMRO/Veredus SciTech Fund*                         $      860                    n/a                    n/a
ABN AMRO/Montag & Caldwell Balanced                    $  183,095             $  122,384             $   80,312
 Fund
ABN AMRO/Chicago Capital Balanced                      $  178,014             $  157,773             $  131,063
Fund
ABN AMRO/Chicago Capital Bond Fund                     $   85,456             $   93,681             $   87,388
ABN AMRO/Chicago Capital Municipal                     $   15,895             $   15,839             $   12,164
Bond Fund
ABN AMRO/Chicago Capital  Money                        $  213,556             $  167,945             $  148,930
Market Fund
-------------------------------------------------------------------------------------------------------------------

* ABN AMRO/Chicago Capital Small Cap Value Fund commenced operations on November 10, 1998. ABN AMRO/Veredus Aggressive Growth Fund commenced operations on June 30, 1998. ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.


----------------------------------------------------------------------------------------------------------------------
                                                                           ADMINISTRATIVE FEES
                                                                           -------------------

                                                    YEAR ENDED     SIX MONTHS      TEN MONTHS
FUND**                                              OCTOBER 31,       ENDED           ENDED         YEAR ENDED
------                                                 2000        OCTOBER 31,      APRIL 30,        JUNE 30,
                                                       ----           1999            1999             1998
                                                                      ----            ----             ----
Blairlogie International Developed Fund            $   70,445      $  40,755        $522,631        $ 555,314
Blairlogie Emerging Markets Fund                   $   36,774      $  17,137        $ 91,107        $ 208,654
----------------------------------------------------------------------------------------------------------------------

** Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund commenced operations on June 8, 1993 and June 1, 1993, respectively, as separate portfolios of PIMCO Funds. These Funds were reorganized as new portfolios of ABN AMRO Funds on April 30, 1999.


THE SUB-ADMINISTRATOR


         PFPC Inc., 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAIS pursuant to a Sub-Administration and Accounting Services Agreement. On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding shares of First Data Investor Services Group, Inc., the Funds' sub-administrator and transfer agent. As a result, First Data Investor Services Group, Inc. changed its name to PFPC Inc. and continues to be located at 4400 Computer Drive, Westborough, Massachusetts 01581.

         As Sub-Administrator PFPC provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Fund Accounting Agreement with the Administrator.

     As compensation for services performed under the Sub-Administration Agreement, the Sub-Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

     SUB-ADMINISTRATION FEES


       PERCENTAGE            AVERAGE DAILY NET ASSETS (AGGREGATE)
       ----------            ------------------------------------
         0.045%                        Up to $2 billion
           .04%        At least $2 billion but not more than $3 billion
           .03%        At least $3 billion but not more than $8 billion
         0.025%        At least $8 billion but not more than $12 billion
          0.02%                        Over $12 billion

         The Sub-Administrator also receives custody liaison fees in the amount of $10,000 per portfolio per year.

THE DISTRIBUTOR

         ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), 3200 Horizon Drive, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated September 27, 2001. Prior to this, Provident Distributors, Inc., located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, served as the Trust's principal underwriter and distributor of the Funds' shares. Effective January 2, 2001, PFPC Distributors, Inc., an affiliate of the Sub-Administrator and Transfer Agent, acquired Provident Distributors, Inc. and continues to be located at the above address.

         The Distribution Agreement shall continue for an initial one-year term and thereafter shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least sixty days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).


THE DISTRIBUTION PLAN

         The Board of Trustees of the Trust has adopted an amended and restated Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which permits the Class N shares of each Fund, with the exception of ABN AMRO/Chicago Capital Money Market Fund, to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Distribution Plan is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.


         Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Distribution Plan requires that quarterly written reports of amounts spent under the Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Distribution Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund requires the approval of that Fund's shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

         To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. The Trust anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plan.

         Amounts spent on behalf of each Fund pursuant to such Plan during the fiscal year ended October 31, 2000, are set forth below.


-------------------------------------------------------------------------------------------------------------------
                                                                          12B-1 PLAN EXPENSES
                                                                          -------------------
                                                                   DISTRIBUTION   COMPENSATION TO   COMPENSATION TO
              FUND - CLASS N SHARES                   PRINTING       SERVICES      BROKER DEALERS   SALES PERSONNEL
              ---------------------                   --------       --------      --------------   ---------------
ABN AMRO/Montag & Caldwell Growth Fund                $  41,386     $ 128,046       $ 2,751,445       $ 252,817
ABN AMRO/Chicago Capital Growth Fund                  $  17,238     $  47,656       $   458,818       $ 107,144
ABN AMRO/Talon Mid Cap Fund                           $     585     $   3,402       $    12,213       $   3,973
ABN AMRO/Chicago Capital Small Cap Value Fund         $   1,462     $   4,977       $    33,970       $   5,837
ABN AMRO/Veredus Aggressive Growth Fund               $   4,360     $  10,110       $   137,652       $  46,603
ABN AMRO/Veredus SciTech Fund*                        $       0     $      32       $        30       $     130
Blairlogie International Developed Fund               $     214     $     628       $     8,397       $     852
Blairlogie Emerging Markets Fund                      $      65     $     184       $     1,372       $     432
ABN AMRO/Montag & Caldwell Balanced Fund              $   4,711     $  14,078       $   231,861       $  38,976
ABN AMRO/Chicago Capital Balanced Fund                $   9,625     $  37,124       $   216,114       $  50,581
ABN AMRO/Chicago Capital Bond Fund                    $   4,400     $  17,623       $   140,460       $  22,701
ABN AMRO/Chicago Capital Municipal Bond Fund          $     434     $   2,997       $       401       $     603


              FUND - CLASS N SHARES                   MARKETING        SERVICE PROVIDERS            TOTAL
              ---------------------                   ---------        -----------------            -----
ABN AMRO/Montag & Caldwell Growth Fund                $ 720,953             $  37,291           $ 3,931,938
ABN AMRO/Chicago Capital Growth Fund                  $ 523,355             $ 104,210           $ 12,58,421
ABN AMRO/Talon Mid Cap Fund                           $  46,656             $     483           $    67,312
ABN AMRO/Chicago Capital Small Cap Value Fund         $  54,426             $   8,815           $   109,487
ABN AMRO/Veredus Aggressive Growth Fund               $ 125,361             $   7,906           $   331,992
ABN AMRO/Veredus SciTech Fund*                        $   1,085             $       0           $     1,277
Blairlogie International Developed Fund               $   5,665             $     249           $    16,005
Blairlogie Emerging Markets Fund                      $   3,121             $      22           $     5,196
ABN AMRO/Montag & Caldwell Balanced Fund              $ 103,458             $  16,431           $   409,515
ABN AMRO/Chicago Capital Balanced Fund                $ 344,183             $  78,358           $   735,985
ABN AMRO/Chicago Capital Bond Fund                    $ 155,255             $  25,479           $   365,918
ABN AMRO/Chicago Capital Municipal Bond Fund          $  20,119             $       0           $    24,554
-------------------------------------------------------------------------------------------------------------------

* ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.

CUSTODIANS

         Deutsche Bank/Bankers Trust Company ("Deutsche Bank"), 130 Liberty Street, New York, New York 10006 serves as Custodian of the Trust's assets, pursuant to a Custodian Agreement, for the following Funds: ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO/Talon Mid Cap Fund, ABN AMRO/Chicago Capital Small Cap Value Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund, ABN AMRO/Chicago Capital Bond Fund, ABN AMRO/Chicago Capital Municipal Bond Fund and ABN AMRO/Chicago Capital Money Market Fund.

         State Street Bank and Trust Company ("State Street"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 serves as Custodian of the Trust's assets, pursuant to a Custodian Agreement, for Blairlogie Emerging Markets Fund and Blairlogie International Developed Fund.


         Under such Agreements, Deutsche Bank and State Street each: (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.


TRANSFER AGENT AND DIVIDEND PAYING AGENT

         PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust.

COUNSEL AND AUDITORS

         Vedder, Price, Kaufman & Kammholz, with offices at 222 North LaSalle Street, Chicago, IL 60601, serve as counsel to the Trust.

         Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, IL 60606 are the Trust's independent auditors.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


         The Investment Advisers or Sub-Adviser is responsible for decisions to buy and sell securities for the Funds, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Investment Advisers or Sub-Adviser will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.



         The Trust attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if Chicago Capital Management, Montag & Caldwell, Veredus, Blairlogie, TAMRO or Talon, as appropriate, determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund.

         The Investment Advisers or Sub-Adviser effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Advisers or Sub-Adviser, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Advisers or Sub-Adviser will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Advisers or Sub-Adviser, however, the results of such procedures will generally be in the best interest of each of the clients.

         Amounts spent on behalf of each Fund for brokerage commissions during each of the last three fiscal years are set forth below.



                                                                        BROKERAGE COMMISSIONS
                                                                        ---------------------
                     FUND                         FYE OCTOBER 31, 2000   FYE OCTOBER 31, 1999   FYE OCTOBER 31, 1998
                     ----                         --------------------   --------------------   --------------------
ABN AMRO/Montag & Caldwell Growth Fund                 $ 3,003,964             $   1,716,450        $ 1,379,506
ABN AMRO/Chicago Capital Growth Fund                   $   141,627             $     256,176        $   243,509
ABN AMRO/Talon Mid Cap Fund                            $   112,852             $      94,685        $    69,511
ABN AMRO/Chicago Capital Small Cap Value               $   416,369             $     285,009                n/a
Fund*
ABN AMRO/Veredus Aggressive Growth Fund*               $   371,995             $      52,394                n/a
ABN AMRO/Veredus SciTech Fund*                         $     1,066                       n/a                n/a
ABN AMRO/Montag & Caldwell Balanced Fund               $   257,298             $     103,697        $   102,195
ABN AMRO/Chicago Capital Balanced Fund                 $    57,711             $      80,255        $    86,435

ABN AMRO/Chicago Capital Bond Fund                             n/a                       n/a                n/a
ABN AMRO/Chicago Capital Municipal Bond Fund                   n/a                       n/a                n/a
ABN AMRO/Chicago Capital Money Market Fund                     n/a                       n/a                n/a

* ABN AMRO/Chicago Capital Small Cap Value Fund commenced operations on November 10, 1998. ABN AMRO/Veredus Aggressive Growth Fund commenced operations on June 30, 1998. ABN AMRO/Veredus SciTech Fund commenced operations on June 30, 2000.


                                                                       BROKERAGE COMMISSIONS
                                                                       ---------------------
                   FUND**                        YEAR ENDED      SIX MONTHS ENDED   TEN MONTHS ENDED     YEAR ENDED
                   ------                      OCTOBER 31, 2000  OCTOBER 31, 1999    APRIL 30, 1999    JUNE 30, 1998
                                               ----------------  ----------------    --------------    -------------
Blairlogie International Developed Fund           $  313,507        $ 206,859         $   261,870        $ 326,193
Blairlogie Emerging Markets Fund                  $   57,357        $  62,783         $    92,726        $ 238,241

** Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund joined ABN AMRO Funds on April 30, 1999.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for ABN AMRO/Chicago Capital Small Cap Value Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/TAMRO Small Cap Fund and ABN AMRO/Veredus SciTech Fund, in which it is not expected to exceed 300%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are treated as ordinary income for Federal income tax purposes.


         The portfolio turnover rate for each Fund for its most recent fiscal period may be found under "FINANCIAL HIGHLIGHTS" in the Prospectus.

                              DESCRIPTION OF SHARES


The table below summarizes that class(es) of shares that each Fund offers.


----------------------------------------------------------------------------------------------------------------------
FUND                                                    CLASS N     CLASS I     CLASS S     CLASS Y     CLASS YS
----------------------------------------------------------------------------------------------------------------------
ABN AMRO/Montag & Caldwell Growth Fund                     -
----------------------------------------------------------------------------------------------------------------------
Montag & Caldwell Growth Fund                                          -
----------------------------------------------------------------------------------------------------------------------
Montag & Caldwell Balanced Fund                                        -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO/Chicago Capital Growth Fund                       -           -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO/TAMRO Large Cap Value Fund                        -
----------------------------------------------------------------------------------------------------------------------
ABN AMROTalon Mid Cap Fund                                 -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO/Veredus Aggressive Growth Fund                    -           -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO/Chicago Capital Small Cap Value Fund              -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO/TAMRO Small Cap Fund                              -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO/Veredus SciTech Fund                              -
----------------------------------------------------------------------------------------------------------------------
Blairlogie International Developed Fund                    -           -
----------------------------------------------------------------------------------------------------------------------
Blairlogie Emerging Markets Fund                           -           -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO/Montag & Caldwell Balanced Fund                   -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO/Chicago Capital Balanced Fund (1)                 -           -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO/Chicago Capital Bond Fund                         -           -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO/Chicago Capital Municipal Bond Fund               -
----------------------------------------------------------------------------------------------------------------------
ABN AMRO/Chicago Capital Money Market Fund                 -
----------------------------------------------------------------------------------------------------------------------

(1) As of September 27, 2001, sales of shares of ABN AMRO/Chicago Capital Balanced Fund (Class I Shares) have been postponed and will not be available until further notice.

         The Trust offers Class S, Class Y and Class YS shares not described in this document. Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there is only one class of shares issued by each Fund of the Trust, except for Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, ABN AMRO/Veredus Aggressive Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and ABN AMRO/Chicago Capital Bond Fund. These Funds offers two classes of shares: Class N shares and Class I shares. Since each class has different expenses (e.g., Class I shares do not pay a distribution plan fee), performance will vary and it is anticipated that the Class N dividends will be lower than the Class I dividends. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I shares of Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, Blairlogie International Developed Fund, Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund, ABN AMRO/Chicago Capital Balanced Fund and ABN AMRO/Chicago Capital Bond Fund have no rights with respect to that Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I shares is available by calling 800 992-8151.

MINIMUM INITIAL INVESTMENTS


CLASS N SHARES                                                              MINIMUM INITIAL
                                                                               INVESTMENT
                                                                               ----------
ABN AMRO/Montag & Caldwell Growth Fund                                           $2,500
ABN AMRO/Montag & Caldwell Balanced Fund                                         $2,500
ABN AMRO/Chicago Capital Growth Fund                                             $2,500
ABN AMRO/Talon Mid Cap Fund                                                      $2,500
ABN AMRO/Chicago Capital Small Cap Value Fund                                    $2,500
ABN AMRO/Chicago Capital Balanced Fund                                           $2,500
ABN AMRO/Chicago Capital Bond Fund                                               $2,500
ABN AMRO/Chicago Capital Municipal Bond Fund                                     $2,500
ABN AMRO/Chicago Capital Money Market Fund                                       $2,500
ABN AMRO/Veredus Aggressive Growth Fund                                          $2,500
ABN AMRO/Veredus SciTech  Fund                                                   $2,500
ABN AMRO/TAMRO Large Cap Value Fund                                              $2,500


CLASS N SHARES                                                              MINIMUM INITIAL
                                                                               INVESTMENT
                                                                               ----------
ABN AMRO/TAMRO Small Cap Fund                                                    $2,500
Blairlogie Emerging Markets Fund                                                 $2,500
Blairlogie International Developed Fund                                          $2,500


CLASS I SHARES                                                              MINIMUM INITIAL
                                                                               INVESTMENT
                                                                               ----------
Montag & Caldwell Growth Fund                                                  $5 million
Montag & Caldwell Balanced Fund                                                $1 million
ABN AMRO/Chicago Capital Bond Fund                                             $2 million
Blairlogie Emerging Markets Fund                                               $1 million
Blairlogie International Developed Fund                                        $1 million
ABN AMRO/Chicago Capital Growth Fund                                           $5 million
ABN AMRO/Veredus Aggressive Growth Fund                                        $2 million


         For Class N shares, there is a $50 minimum subsequent investment. For Class I shares, there is no minimum subsequent investment. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser and its affiliates. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.

VOTING RIGHTS

         Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N and Class S shares have exclusive voting rights with respect to the distribution plan. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

         The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

         Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

         Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers", costs of obtaining quotations of portfolio securities and pricing of Fund shares.

         Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class, SEC registration fees and state "blue sky" fees incurred by a specific class, litigation or other legal expenses relating to a specific class, expenses incurred as a result of issues relating to a specific class and different transfer agency fees attributable to a specific class.

         Notwithstanding the foregoing, the Investment Advisers or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.


                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

         Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.


         The securities held in the portfolio of ABN AMRO/Chicago Capital Money Market Fund, and the debt securities with maturities of sixty days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.


         Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Advisers and approved in good faith by the Board of Trustees.

                                    DIVIDENDS

         Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the exdividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.


         Dividends paid by Montag & Caldwell Growth Fund, ABN AMRO/Chicago Capital Growth Fund, Montag & Caldwell Balanced Fund, Blairlogie Emerging Markets Fund, Blairlogie International Developed Fund and ABN AMRO/Chicago Capital Bond Fund with respect to Class I shares are calculated in the same manner and at the same time as those of Class N shares. Both Class N and Class I shares of a Fund share proportionately in the investment income and general expenses of the Fund, except that per share dividends of Class N shares will differ from the per share dividends of Class I shares as a result of class-specific expenses.


                                      TAXES


         Each Fund intends to qualify or to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.


         To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

         When a Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

         The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

         Shareholders will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareholders as 28% rate gains or 20% rate gains, without regard to how long a shareholder has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction for corporations, provided however that those shares have been held for at least 45 days.

         The Funds will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of 28% rate gains and 20% rate gains and the portion of its dividends which qualify for the 70% deduction.

PASSIVE FOREIGN INVESTMENT COMPANIES


         Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders.


         In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to a U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION


         Income received by Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce of eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.


         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

         Dividends and distributions also may be subject to state and local taxes. Shareowners are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes.

         The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                             PERFORMANCE INFORMATION

GENERAL

         From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

TOTAL RETURN CALCULATIONS

         Total return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

         The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                            1
                                           ---
Average Annual Total Return =       (ERV)   n  - 1
                                     ---
                                      P

Where:                     ERV      =    ending redeemable value at the end of
                           the period covered by the computation of a
                           hypothetical $1,000 payment made at the beginning of the period
                           P        =    hypothetical initial payment of $1,000
                           n        =    period covered by the computation,
                           expressed in terms of years
                           T        =    average annual total return

         The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Annual Total Return =     ERV    - 1
                                    ---
                                     P

Where:                     ERV      =    ending redeemable value at the end of
                           the period covered by the computation of a
                           hypothetical $1,000 payment made at the beginning of the period
                           P        =    hypothetical initial payment of $1,000

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

         The average annual total returns for the Funds that quote such performance were as follows for the periods shown:



                                                                        AVERAGE ANNUAL TOTAL RETURN
                                                                                               FROM FUND
                                                                    ONE YEAR     FIVE YEARS    INCEPTION
                                                       INCEPTION      ENDED        ENDED        THROUGH
                       SERIES                             DATE      10/31/00      10/31/00      10/31/00
                       ------                             ----      --------      --------      --------
ABN AMRO/Montag & Caldwell Growth Fund - Class N          11/2/94    (0.96)%       21.30%        23.02%
Montag & Caldwell Growth Fund - Class I                   6/28/96    (0.70)%          --         20.48%
ABN AMRO/Chicago Capital Growth Fund - Class N           12/13/93    19.62%        24.95%        22.25%
ABN AMRO/Chicago Capital Growth Fund - Class I            7/31/00      N/A            --            --
ABN AMRO/ Mid Cap Talon Fund                              9/19/94    39.07%        16.54%        17.06%
ABN AMRO/Chicago Capital Small Cap Value Fund            11/10/98    18.88%           --          4.60%
ABN AMRO/Veredus Aggressive Growth Fund - Class N         6/30/98    53.35%           --         49.27%
Blairlogie International Developed Fund - Class N        11/30/94    (6.58)%        7.18%         7.69%
Blairlogie International Developed Fund - Class I          6/8/93    (6.28)%        7.50%         8.17%
Blairlogie Emerging Markets Fund - Class N               10/20/94    (8.25)%       (2.28)%       (7.66)%
Blairlogie Emerging Markets Fund - Class I                 6/1/93    (8.18)%       (2.50)%        1.32%
ABN AMRO/Montag & Caldwell Balanced Fund - Class N        11/2/94     2.05%        15.53%        16.88%
Montag & Caldwell Balanced Fund - Class I                12/31/98     2.31%           --          5.05%
ABN AMRO/Chicago Capital Balanced Fund                    9/21/95    14.82%        17.57%        17.40%
ABN AMRO/Chicago Capital Bond Fund - Class N             12/13/93     6.98%         6.02%         5.96%
ABN AMRO/Chicago Capital Bond Fund - Class I              7/31/00      N/A            --            --
ABN AMRO/Chicago Capital Municipal Bond Fund             12/13/93     7.30%         4.03%         3.96%


N/A - The Class of the Fund did not have a full year of performance information as of October 31, 2000.

YIELD AND TAX-EQUIVALENT YIELD

         Yield refers to net income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. Effective yield is yield assuming that all distributions are reinvested. Effective yield will be slightly higher than the yield because of the compounding effect of the assumed investment. Yield for ABN AMRO/Chicago Capital Money Market Fund over a seven-day period is called current yield. For ABN AMRO/Chicago Capital Bond Fund
- Class N and Class I and ABN AMRO/Chicago Capital Municipal Bond Fund, yield is calculated by dividing the net investment income per share earned during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result.

YIELD OF ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND


         The yield of this Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.

         The yield and effective yield of ABN AMRO/Chicago Capital Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above. For the seven-day period ended April 30, 2001, ABN AMRO/Chicago Capital Money Market Fund had a yield of 4.39% and an effective yield of 4.49%.

YIELDS OF ABN AMRO/CHICAGO CAPITAL BOND FUND - CLASS N AND CLASS I AND ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND


         The yield of each of these Funds is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

         This calculation can be expressed as follows:

                                6
         YIELD = 2 [(a - b + 1)   - 1]
                     -----
                      cd

Where:           a   =   dividends and interest earned during the period
                 b   =   expenses accrued for the period (net of reimbursements)
                 c   =   the average daily number of shares outstanding during
                         the period that were entitled to receive dividends
                 d   =   maximum offering price per share on the last day of the
                         period

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.


         For the 30-day period ended April 30, 2001, ABN AMRO/Chicago Capital Bond Fund - Class N and Class I had a yield of 5.82% and 6.08%, respectively.

         For the 30-day period ended April 30, 2001, ABN AMRO/Chicago Capital Municipal Bond Fund had a yield of 4.62%.

TAX-EQUIVALENT YIELD OF ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND

         The "tax-equivalent yield" of ABN AMRO/Chicago Capital Municipal Bond Fund is computed by (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding to that figure to that portion, if any, of the yield that is not exempt from Federal income tax.

         The tax-equivalent yield of this Fund reflects the taxable yield that an investor at the stated marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from ABN AMRO/Chicago Capital Municipal Bond Fund. Before investing in this Fund, you may want to determine which investment - tax free or taxable - will result in a higher after-tax yield. To do this, divided the yield on the tax-free investment by the decimal determined by subtracting from one the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 36%, the computation is:

5% Tax-Free Yield / (1.00 - 0.36 Tax Rate) = 5%/0.64 = 7.81% Tax Equivalent
Yield

         In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 7.81%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.81%.

         For the 30-day period ended April 30, 2001, ABN AMRO/Chicago Capital Municipal Bond Fund had a tax-equivalent yield of 7.22% based on the tax-free yield of 4.62% shown above, and assuming a shareholder is at the 36% Federal income tax rate.

                              FINANCIAL STATEMENTS

         The Funds' audited Financial Statements for the fiscal year ended October 31, 2000, including the report of KPMG LLP, independent accountants, are incorporated by reference to the Funds' Annual Report as filed with the Securities and Exchange Commission on January 5, 2001. The Funds' unaudited Financial Statements for the period ended April 30, 2001 are incorporated by reference to the Trust's Semi-Annual Report as filed with the Securities and Exchange Commission on June 28, 2001. The Trust's Annual and Semi-Annual Reports are available upon request and without charge.

                                OTHER INFORMATION

         The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch Inc. ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa " - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

         A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                            PART C: OTHER INFORMATION

ITEM 23.   EXHIBITS.

(a)(1) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

   (2) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is filed herein as Exhibit (a)(2).



   (3) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is filed herein as Exhibit (a)(3).


(b) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

(c)      Not applicable.

(d)(1) Investment Advisory Agreements for Alleghany/Chicago Trust Balanced, Alleghany/Chicago Trust Growth & Income, Alleghany/Chicago Trust Small Cap Value, Alleghany/Chicago Trust Talon Fund, Alleghany/Montag & Caldwell Balanced, Alleghany/Montag & Caldwell Growth, Alleghany/TAMRO Large Cap Value, Alleghany/Veredus Aggressive Growth, Alleghany/TAMRO Small Cap, Alleghany/Veredus SciTech, Alleghany/Blairlogie International Developed, Alleghany/Blairlogie Emerging Markets, Alleghany/Chicago Trust Bond, Alleghany/Chicago Trust Municipal Bond and Alleghany/Chicago Trust Money Market Funds, dated February 1, 2001, are incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 30 to the Registration Statement filed on June 1, 2001.

   (2)   Form of Investment Advisory Agreement between ABN AMRO Asset Management
         (USA) LLC and ABN AMRO Growth, ABN AMRO Value, ABN AMRO Small Cap, ABN AMRO International Equity, ABN AMRO Asian Tigers, ABN AMRO Latin America Equity, ABN AMRO Real Estate, ABN AMRO Europe Equity Growth, ABN AMRO Treasury Money Market, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market and ABN AMRO Institutional Prime Money Market Funds is filed herein as Exhibit
         (d)(2).

   (3) Sub-Investment Advisory Agreement for ABN AMRO/Chicago Trust Talon Fund between The Chicago Trust Company and Talon Asset Management, Inc.
         dated February 1, 2001 is filed herein as Exhibit (d)(3).

   (4) Form of Sub-Investment Advisory Agreement between ABN AMRO Asset Management (USA) LLC and Delaware Management Company is filed herein as Exhibit (d)(4).

   (5) Form of Sub-Investment Advisory Agreement between ABN AMRO Asset Management (USA) LLC and Mellon Equity Associates, LLP is filed herein as Exhibit (d)(5).

(e)(1) Form of Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is filed herein as Exhibit (e)(1).

   (2) Form of Selling/Services Agreement for ABN AMRO Funds is filed herein as Exhibit (e)(2).

(f)      Not applicable.

(g)(1) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated herein by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registration Statement as filed on February 27, 1998.

   (2) Amendment No. 2 to the Custodian Agreement between Bankers Trust Company and CT&T Funds is incorporated herein by reference to Exhibit
         (e) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (3) Amendment No. 3 to the Custodian Agreement between Bankers Trust Company and CT&T Funds is incorporated herein by reference to Exhibit
         (e) of Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.




                                       C1

   (4) Custodian Agreement between Alleghany Funds and Investors Fiduciary Trust Company, dated May 1, 1999, and subsequent assignment and assumption of all rights duties and obligations by State Street Bank and Trust on January 1, 2000, including all amendments, to be filed by amendment.

   (5) Global Custody Agreement between ABN AMRO Funds and The Chase Manhattan Bank, dated August 13, 1998, including all amendments, to be filed by amendment.

(h)(1) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (2) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (3) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

   (4) Form of Amendment No. 3 to the Transfer Agency Services Agreement is filed herein as Exhibit (h)(4).


   (5) Administration Agreement between Alleghany Funds and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

   (6) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (7) Amendment No. 2 to the Administration is incorporated herein by reference to Exhibit (h) of Post Effective amendment No. 24 to the Registration Statement as filed on December 29, 2000.

   (8) Form of Amendment No. 3 to the Administration Agreement is filed herein as Exhibit (h)(8).

   (9) Form of Amendment No. 4 to the Administration Agreement is filed herein as Exhibit (h)(9).

   (10) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (11) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (12) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

   (13) Form of Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is filed herein as Exhibit (h)(13).

(i)      Opinion of Vedder, Price Kaufman & Kamholz is filed herein as Exhibit
         (i).

(j)(1)   Consent of Ernst & Young LLP is filed herein as Exhibit (j)(1).

   (2)   Consent of KPMG LLP is filed herein as Exhibit (j)(2).

(k)      Not applicable.

(l)      Not applicable.

(m)(1) Distribution and Services Plan pursuant to Rule 12b-1 is filed herein as Exhibit (m)(1).



                                       C2

   (2) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is filed herein as Exhibit (m)(2).

   (3) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is filed herein as Exhibit (m)(3).

   (4) Shareholder Service Plan for Class S and Class YS Shares is filed herein as Exhibit (m)(4).

(n)     18f-3 plan is filed herein as Exhibit (n)(1).


(p)(1) Codes of Ethics of Montag & Caldwell, Inc., Talon Asset Management, Inc., Blairlogie Capital Management and Veredus Asset Management LLC are incorporated by reference to Exhibit (p) to the Registration Statement as filed on April 14, 2000.


   (2) Code of Ethics of Alleghany Funds are incorporated by reference to Exhibit (p)(1) to the Registration Statement as filed on December 29, 2000.

   (3) Code of Ethics of TAMRO Capital Partners LLC, Chicago Capital Management and The Chicago Trust Company are incorporated by reference to Exhibit
        (p)(2) to the Registration Statement as filed on December 29, 2000.

   (4) Code of Ethics of ABN AMRO Funds and ABN AMRO Asset Management (USA) LLP to be filed by amendment.

   (5)  Code of Ethics of Delaware Management Company to be filed by amendment.

   (6) Code of Ethics of Mellon Equity Associates, LLP to be filed by amendment.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 25.   INDEMNIFICATION.

         Section 10.2 of the Registrant's Trust Instrument provides as follows:

         10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
         Section 10.2.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action,


                                     C3
suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

         Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

         10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF ADVISERS AND SUB-ADVISERS.

A.  CHICAGO CAPITAL MANAGEMENT, INC.

         Chicago Capital Management, Inc. ("Chicago Capital Management") is a member of the ABN AMRO group of companies and is a registered investment adviser providing investment management services to the Registrant.

         The directors and officers of Chicago Capital Management are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Chicago Capital Management during the past two years is incorporated by reference to Form ADV filed by Chicago Capital Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-57498).



         -------------------------------------------------------------------------------------------------------------
         NAME                         TITLE/                     OTHER BUSINESS
                              POSITION WITH ADVISER
         -------------------------------------------------------------------------------------------------------------
         Stuart D. Bilton             Chairman                   President and Director, Alleghany Asset Management,
                                                                 Inc.; President and Director, The Chicago Trust
                                                                 Co.; Director of each of the following entities:
                                                                 Montag & Caldwell, Inc., The Chicago Trust Company
                                                                 of California, Chicago Deferred Exchange
                                                                 Corporation, Chicago Deferred Exchange Corporation
                                                                 - CA, Alleghany Investment Services, Inc.;
                                                                 President and Chief Executive Officer, Blairlogie
                                                                 International LLC; Trustee, Alleghany Foundation;
                                                                 Manager, TAMRO Capital Partners LLC
         -------------------------------------------------------------------------------------------------------------



                                       C4


         -------------------------------------------------------------------------------------------------------------
         Seymour A. Newman            Executive Vice President   Executive Vice President and Chief Financial
                                      and Treasurer              Officer, Alleghany Asset Management, Inc.; Senior
                                                                 Vice President and Treasurer, The Chicago Trust
                                                                 Company; Director, Chief Financial Officer and
                                                                 Treasurer, Chicago Deferred Exchange Corporation;
                                                                 Director, Vice President, Chief Financial Officer,
                                                                 Secretary and Treasurer, The Chicago Trust Company
                                                                 of California; Director, Vice President, Chief
                                                                 Financial Officer, Secretary and Treasurer, Chicago
                                                                 Deferred Exchange Corporation - CA; Treasurer and
                                                                 Secretary, Alleghany Investment Services Inc.;
                                                                 Assistant Treasurer, Montag & Caldwell, Inc.;
                                                                 Senior Vice President, Chief Financial Officer and
                                                                 Treasurer, Blairlogie International LLC
         -------------------------------------------------------------------------------------------------------------
         Frederick W. Engimann        Executive Vice President   Senior Vice President, The Chicago Trust Company
                                      and Managing Director
         -------------------------------------------------------------------------------------------------------------
         Bernard F. Myszkowski        Executive Vice President   Senior Vice President, The Chicago Trust Company
                                      and Managing Director
         -------------------------------------------------------------------------------------------------------------
         Carla Straeten Vorhees       Executive Vice President   Senior Vice President, The Chicago Trust Company
                                      and Managing Director
         -------------------------------------------------------------------------------------------------------------



B.  MONTAG & CALDWELL, INC.

         Montag & Caldwell, Inc. ("Montag & Caldwell") is a registered investment adviser providing investment management services to the Registrant. Montag & Caldwell is a member of the ABN AMRO group of companies.

         Montag & Caldwell's sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals. Montag & Caldwell is a registered investment adviser providing investment management services to the Registrant.

         The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Montag & Caldwell during the past two years is incorporated by reference to Form ADV filed by Montag & Caldwell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15398).



         -------------------------------------------------------------------------------------------------------------
         Sandra M. Barker                 Vice President
         -------------------------------------------------------------------------------------------------------------
         Janet B. Bunch                   Vice President
         -------------------------------------------------------------------------------------------------------------
         Debra Bunde Reams                Vice President
         -------------------------------------------------------------------------------------------------------------
         Ronald E. Canakaris              President, Chief Executive Officer, Chief Investment Officer and Director
         -------------------------------------------------------------------------------------------------------------
         Elizabeth C. Chester             Senior Vice President and Secretary
         -------------------------------------------------------------------------------------------------------------
         Tom Cross Brown                  Director
         -------------------------------------------------------------------------------------------------------------
         Jane R. Davenport                Vice President
         -------------------------------------------------------------------------------------------------------------
         James L. Deming                  Vice President
         -------------------------------------------------------------------------------------------------------------
         Helen M. Donahue                 Vice President
         -------------------------------------------------------------------------------------------------------------
         Marcia C. Dubs                   Assistant Vice President
         -------------------------------------------------------------------------------------------------------------
         Katherine E. Ryan                Assistant Vice President
         -------------------------------------------------------------------------------------------------------------
         Brion D. Friedman                Vice President
         -------------------------------------------------------------------------------------------------------------
         Charles Jefferson Hagood         Vice President
         -------------------------------------------------------------------------------------------------------------
         Richard W. Haining               Vice President
         -------------------------------------------------------------------------------------------------------------
         Mark C. Hayes                    Vice President
         -------------------------------------------------------------------------------------------------------------
         Lana M. Jordan                   Vice President and Director of Marketing
         -------------------------------------------------------------------------------------------------------------
         Andrew W. Jung                   Vice President
         -------------------------------------------------------------------------------------------------------------



                                       C5

         -------------------------------------------------------------------------------------------------------------
         Rebecca M. Keister               Vice President
         -------------------------------------------------------------------------------------------------------------
         William E. Long III              Vice President
         -------------------------------------------------------------------------------------------------------------
         Charles E. Markwalter            Vice President
         -------------------------------------------------------------------------------------------------------------
         Grover C. Maxwell III            Vice President
         -------------------------------------------------------------------------------------------------------------
         Michael A. Nadal                 Vice President
         -------------------------------------------------------------------------------------------------------------
         Solon P. Patterson               Chairman of the Board
         -------------------------------------------------------------------------------------------------------------
         Carla T. Phillips                Assistant Vice President
         -------------------------------------------------------------------------------------------------------------
         Brian W. Stahl                   Vice President and Treasurer
         -------------------------------------------------------------------------------------------------------------
         M. Scott Thompson                Vice President
         -------------------------------------------------------------------------------------------------------------
         Debbie J. Thomas                 Assistant Vice President
         -------------------------------------------------------------------------------------------------------------
         David L. Watson                  Vice President
         -------------------------------------------------------------------------------------------------------------
         William A. Vogel                 Senior Vice President
         -------------------------------------------------------------------------------------------------------------
         Homer W. Whitman, Jr.            Senior Vice President
         -------------------------------------------------------------------------------------------------------------
         John S. Whitney, III             Vice President
         -------------------------------------------------------------------------------------------------------------



C.  VEREDUS ASSET MANAGEMENT LLC

         Veredus Asset Management LLC ("Veredus") is a registered investment adviser providing investment management services to the Registrant. Veredus is a member of the ABN AMRO group of companies.

         The directors and officers of Veredus are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Veredus during the past two years is incorporated by reference to Form ADV filed by Veredus pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55565).




         -------------------------------------------------------------------------------------------------------------
         Kenneth C. Anderson                Director
         -------------------------------------------------------------------------------------------------------------
         Stuart D. Bilton                   Director                       President and Director, Alleghany Asset
                                                                           Management, Inc.; Chairman, Chicago
                                                                           Capital Management, Inc.; Director of
                                                                           each of the following entities: Montag &
                                                                           Caldwell, Inc., The Chicago Trust Company
                                                                           of California, Chicago Deferred Exchange
                                                                           Corporation, Chicago Deferred Exchange
                                                                           Corporation - CA, Alleghany Investment
                                                                           Services, Inc.; President and Chief
                                                                           Executive Officer, Blairlogie
                                                                           International LLC; Trustee, Alleghany
                                                                           Foundation; Manager, TAMRO Capital
                                                                           Partners LLC
         -------------------------------------------------------------------------------------------------------------
         James Houlton                      Vice President
         -------------------------------------------------------------------------------------------------------------
         James R. Jenkins                   Director, Vice President and
                                            Chief Operating Officer
         -------------------------------------------------------------------------------------------------------------
         Charles P. McCurdy, Jr.            Director; Executive Vice
                                            President and Portfolio
                                            Manager
         -------------------------------------------------------------------------------------------------------------
         Charles F. Mercer, Jr.             Vice President and Director
                                            of Research
         -------------------------------------------------------------------------------------------------------------
         John S. Poole                      Vice President of Business
                                            Development
         -------------------------------------------------------------------------------------------------------------
         B. Anthony Weber                   Director, President and
                                            Chief Investment Officer
         -------------------------------------------------------------------------------------------------------------




                                       C6

D.  BLAIRLOGIE CAPITAL MANAGEMENT

         Blairlogie Capital Management ("Blairlogie") is a registered investment adviser providing investment management services to the Registrant. Blairlogie is a member of the ABN AMRO group of companies.

         The directors and officers of Blairlogie are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Blairlogie during the past two years is incorporated by reference to Form ADV filed by Blairlogie pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48185).

         -------------------------------------------------------------------------------------------------------------
         Gavin Dobson                       Chief Executive Officer
         -------------------------------------------------------------------------------------------------------------
         James Smith                        Chief Investment Officer
         -------------------------------------------------------------------------------------------------------------



E. TAMRO CAPITAL PARTNERS LLC

         TAMRO Capital Partners, LLC ("TAMRO") is a registered investment adviser providing investment management services to the Registrant. TAMRO is a subsidiary of ABN AMRO North America Newco, Inc.

         The directors and officers of the Trust's Investment Advisers and Sub-Investment Advisers are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of TAMRO during the past two years is incorporated by reference to Form ADV filed by TAMRO pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-58056).


         -------------------------------------------------------------------------------------------------------------
         Ronald A. Marsilia                 Chief Executive Officer
         -------------------------------------------------------------------------------------------------------------
         Philip Tasho                       Chief Investment Officer
         -------------------------------------------------------------------------------------------------------------
         Danna Maller Rocque                Director of Marketing
         -------------------------------------------------------------------------------------------------------------


F.  TALON ASSET MANAGEMENT, INC.

         Talon Asset Management, Inc. ("Talon") is a registered investment adviser providing investment management services to the Registrant.

         The directors and officers of Talon are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Talon during the past two years is incorporated by reference to Form ADV filed by Talon pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-2175).



         ----------------------------------------------------------------------------------
         NAME                         TITLE/
                                      POSITION WITH ADVISER
         ----------------------------------------------------------------------------------
         Terry D. Diamond             Chairman and Director
         ----------------------------------------------------------------------------------
         Sophia A. Erskine            Corporate Secretary & Assistant Portfolio Manager
         ----------------------------------------------------------------------------------
         Barbara L. Rumminger         Treasurer
         ----------------------------------------------------------------------------------
         Alan R. Wilson               President and Director
         ----------------------------------------------------------------------------------





                                       C7

G.    ABN AMRO ASSET MANAGEMENT (USA)

         ABN AMRO Asset Management (USA) LLP is a registered investment adviser providing investment management services to the Registrant. ABN AMRO Asset Management (USA) LLP is a member of the ABN AMRO group of companies.

         The directors and officers of ABN AMRO Asset Management (USA) LLP are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.



NAME AND POSITION                   NAME OF                                     CONNECTION WITH
WITH INVESTMENT ADVISOR             OTHER COMPANY                               OTHER COMPANY
-----------------------             -------------                               -------------
Randall C. Hampton                  LaSalle Bank N.A.                           Executive Vice President
Board Member                        ABN AMRO Funds                              President, CEO
                                    ABN AMRO Fund Services, Inc.                Director, President

Robert Quinn                        None
Board Member

Daniel Shannon                      None
Board Member

Stuart Bilton                       ABN AMRO North America Newco                President
President, CEO                      The Chicago Trust Company                   President

Jon T. Ender                        None
Executive Vice President

Frederick Engimann                  Chicago Capital Management, Inc.            President
Senior Managing Director                                                        Managing Director, Fixed
                                                                                Income
                                    The Chicago Trust Company                   Senior Vice President

Carla Straeten Vorhees              Chicago Capital Management, Inc.            Executive Vice President
Senior Managing Director, Marketing                                             Managing Director, Marketing

Gary Anetsberger                    ABN AMRO Funds                              Group Senior Vice President
Group Senior Vice President         ABN AMRO Fund Services, Inc.                Director, Group Senior
Vice President

Paul Becker                         LaSalle Bank N.A.                           Group Senior Vice President
Group Senior Vice President

William Finley                      LaSalle Bank N.A.                           Group Senior Vice President
Group Senior Vice President         Chicago Capital Management, Inc.            Group Senior Vice President

John Anderson                       Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President

Robert Antognoli                    LaSalle Bank N.A.                           Senior Vice President
Senior Vice President               Chicago Capital Management, Inc.            Senior Vice President

Patrick Bauer                       None
Senior Vice President

A.Wade Buckles                      None
Senior Vice President




                                       C8

Jac A. Cerney                       None
Senior Vice President

Nancy J. Holland                    None
Senior Vice President

Thomas Marthaler                    Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President               The Chicago Trust Company                   Vice President

Kathryn L. Martin                   ABN AMRO Funds                              Senior Vice President
Senior Vice President               ABN AMRO Fund Services, Inc.                Senior Vice President

George S. McElroy, Jr.              None
Senior Vice President

Thomas F. McGrath                   None
Senior Vice President

Scott Moore                         None
Senior Vice President

Louis Pasquale                      Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President               The Chicago Trust Company                   Vice President

Steven A. Smith                     ABN AMRO Funds                              Senior Vice President
Senior Vice President               ABN AMRO Fund Services, Inc.                Director, Senior Vice President

Daniel Strumphler                   None
Senior Vice President

Karen L. Van Cleave                 LaSalle Bank N.A.                           Senior Vice President
Senior Vice President               Chicago Capital Management, Inc.            Senior Vice President

David Valenti                       LaSalle Bank N.A.                           Senior Vice President
Senior Vice President

Todd Youngberg                      Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President

Michael T. Castino                  ABN AMRO Funds                              Vice President
First Vice President                ABN AMRO Fund Services, Inc.                First Vice President

John Erickson                       LaSalle Bank N.A.                           First Vice President
First Vice President

John Finley                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Rebecca Garces                      None
First Vice President

Frank Germack                       Chicago Capital Management, Inc.            First Vice President
First Vice President

Steve Haldi                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Susan Hudson                        None





                                       C9


First Vice President

Kevin Kehres                        LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Simon Reeves                        LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Tim Scanlan                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Roger Sullivan                      LaSalle Bank N.A.                           First Vice President
First Vice President

Edward Thommes                      None
First Vice President

Donald Wampach                      LaSalle Bank N.A.                           First Vice President
First Vice President

Larry Babyar                        LaSalle Bank N.A.                           Vice President
Vice President

James J. Baudendistel               LaSalle Bank N.A.                           Vice President
Vice President


Thomas Corr                         LaSalle Bank N.A.                           Vice President
Vice President

Dawn Daggy-Mangerson                Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Craig Dickson                       LaSalle Bank N.A.                           Vice President
Vice President

Martin L. Eisenberg                 ABN AMRO Bank N.V.                          Vice President
Vice President                      ABN AMRO Capital Markets Holding, Inc.      Vice President
                                    ABN AMRO Incorporated                       Vice President
                                    ABN AMRO Mortgage Corp.                     Vice President
                                    Netherlands Trading Society East, Inc.      Vice President
                                    Pine Tree Capital Holdings, Inc.            Vice President
                                    AMRO Securities, Inc.                       Vice President
                                    ABN AMRO North America Finance, Inc.        Vice President
                                    DBI Holdings, Inc.                          Vice President
                                    ABN AMRO North America, Inc.                Senior Vice President
                                    ABN AMRO Resource Management, Inc.          Vice President
                                    Danic Asset Management Corp.                Vice President
                                    National Asset Management                   Vice President
                                    SFH, Inc.                                   Vice President
                                    ABN AMRO Acceptance Corp.                   Vice President
                                    ABN AMRO Credit Corp.                       Vice President
                                    ABN AMRO Investment Services, Inc.          Vice President
                                    ABN AMRO Leasing, Inc.                      Vice President
                                    Cragin Financial Corp.                      Vice President
                                    Cragin Service Corp.                        Vice President
                                    Cumberland & Higgins, Inc.                  Vice President
                                    LaSalle  Bank, F.S.B.                       Vice President
                                    Lease Plan Illinois, Inc.                   Vice President






                                      C10


                                    LaSalle Financial Services, Inc.            Vice President
                                    LaSalle Home Mortgage Corporation           Vice President
                                    LaSalle National Corporation                Vice President
                                    ABN AMRO Capital (USA) Inc.                 Vice President
                                    Lease Plan North America, Inc.              Vice President
                                    ABN AMRO Information Technology             Vice President
                                    Services Company
                                    Lisle Corporation                           Vice President
                                    ABN AMRO Services Company, Inc.             Vice President
                                    LaSalle Bank National Association           Vice President
                                    LaSalle National Bancorp, Inc.              Vice President
                                    Amsterdam Pacific Corporation               Vice President
                                    LaSalle Trade Services Limited              Vice President
                                    CNBC Bancorp, Inc.                          Vice President
                                    ChiCorp. Commodity Finance, Inc.            Vice President
                                    ChiCorp. Commodities, Inc.                  Vice President
                                    Bluestone Private Equity Management, Inc.   Vice President
                                    Columbia Financial Services, Inc.           Vice President
                                    CNBC Development Corporation                Vice President
                                    CNBC Investment Corporation                 Vice President
                                    CNBC Leasing Corporation                    Vice President
                                    Sky Mortgage Company                        Vice President
                                    Sky Finance Company                         Vice President
                                    CNB Property Corporation                    Vice President
                                    Union Realty Mortgage Co., Inc.             Vice President
                                    ABN AMRO Fund Services, Inc.                Vice President
                                    LaSalle Bank N.A.                           Vice President
                                    LaSalle Distributors, Inc.                  Vice President
                                    LaSalle Community Development Corporation   Vice President
                                    Rob-Wal Investment Co.                      Vice President
                                    ENB Realty Co., Inc.                        Vice President
                                    LaSalle Trade Services Corporation          Vice President
                                    LaSalle National Leasing Corporation        Vice President
                                    LaSalle Business Credit, Inc.               Vice President
                                    European American Bank                      Vice President
                                    Cityspire Realty Corp.                      Vice President
                                    EA Debt Corp.                               Vice President
                                    EA Land Corp.                               Vice President
                                    EAB Land Company, Inc.                      Vice President
                                    EAB Mortgage Company, Inc.                  Vice President
                                    EAB Realty Corp.                            Vice President
                                    EAB Realty of Florida, Inc.                 Vice President
                                    EAB Securities, Inc.                        Vice President
                                    Ashland Properties, Inc.                    Vice President
                                    Discount Brokers International, Inc.        Vice President
                                    Kany Long Island City Corp.                 Vice President
                                    Cragin Service Development Corp.            Vice President
                                    Wasco Funding Corp.                         Vice President
                                    Island Abodes Corp.                         Vice President
                                    Lyric Holdings, Inc.                        Vice President
                                    EAB Credit Corp.                            Vice President
                                    ORE Realty Inc.                             Vice President
                                    Texas Holdings, Inc.                        Vice President
                                    Twelve Polo Realty Inc.                     Vice President
                                    Vail at North Salem Inc.                    Vice President
                                    81 Lee Avenue Corp.                         Vice President
                                    169 East Flagler Corp.                      Vice President
                                    EAB Plaza, Inc.                             Vice President
                                    117 Seaman Realty, Inc.                     Vice President






                                      C11


                                    Garden City Marble Corp.                    Vice President
                                    Huntington Bay Development Corp.            Vice President
                                    Plaza Homes Inc. (Metrofund)                Vice President
                                    LSR Realty Inc.                             Vice President
                                    Beckman Hospitality Corp.                   Vice President
                                    Colony at Sayerville, Corp.                 Vice President
                                    Corners Estates at Hauppauge Inc.           Vice President
                                    Corona 114 Apartments Inc.                  Vice President
                                    Country Knolls at Manorville Inc.           Vice President
                                    Cove Townhouses at Southold Inc.            Vice President
                                    Crystal Domiciles Inc.                      Vice President
                                    Eastern Shores at Northampton Corp.         Vice President
                                    Forestwood at North Hills Inc.              Vice President
                                    Garden State Convention Center at Somerest
                                     County, Inc.                               Vice President
                                    Half Acre on 347 at Nesoonset Inc.          Vice President
                                    Horse Race Lane at Nissequogue Inc.         Vice President
                                    Jericho 969 Turnpike Inc.                   Vice President
                                    Fairfield Avenue Corp.                      Vice President
                                    Amsterdam Development Corp.                 Vice President
                                    Brownstone Apts. Inc.                       Vice President
                                    Central Cedarhurst Corp.                    Vice President
                                    GSC Land Corp.                              Vice President
                                    East 91st Street Development Corp.          Vice President
                                    East 92nd Street Development Corp.          Vice President
                                    LLPA Corporation                            Vice President
                                    Lake Front Land Corp.                       Vice President
                                    Lattingtown Mansion, Inc.                   Vice President
                                    Lowell Acquisition Corp.                    Vice President
                                    Ludlow Development Corp.                    Vice President
                                    Maspeth 56-25 58th Street Corp.             Vice President
                                    Metro Case Corp.                            Vice President
                                    Montauk Hospitality Corp.                   Vice President
                                    Montauk YC Corp.                            Vice President
                                    Moreland Hauppauge Corp.                    Vice President
                                    North Hills Links Corp.                     Vice President
                                    Plaza Boulevard Equities Corp.              Vice President
                                    Plaza Boulevard Properties Corp.            Vice President
                                    Plaza Uniondale Properties, Inc.            Vice President
                                    Remington Ronkonkoma Corp.                  Vice President
                                    Rendezvous Realty Corp.                     Vice President
                                    S E at Commack Inc.                         Vice President
                                    S E at Commack II Inc.                      Vice President
                                    S E at Commack III Inc.                     Vice President
                                    S E at Commack IV Inc.                      Vice President
                                    Scholar Estates at Commack Inc.             Vice President
                                    Seaman Shares at Inwood Corp.               Vice President
                                    Showcase Estates at Dix Hills Inc.          Vice President
                                    Southampton Settlers Corporation            Vice President
                                    Southeast Ridgefield Land Corp.             Vice President
                                    Steinway 18-50 Astoria Corp.                Vice President
                                    Sterling DTVA Corp.                         Vice President
                                    T E at Dix Hills Inc.                       Vice President
                                    T E at Dix Hills II Inc.                    Vice President
                                    T E at Dix Hills III Inc.                   Vice President
                                    Thornwood Estates at Dix Hills Inc.         Vice President
                                    W.M. Seaman at Inwood Corp.                 Vice President
                                    Welcome Center at Manorville Inc.           Vice President
                                    West End 700 Inc.                           Vice President




                                      C12


                                    Westminster Downs at Dix Hills, Inc.        Vice President
                                    Westwood Hills at Middletown, Inc.          Vice President
                                    Ziegfeld Villas Corp.                       Vice President
                                    41 East Sunrise Highway Corporation         Vice President
                                    55 Commerce, Inc.                           Vice President
                                    (Sold to EMI 1/20/92)
                                    Seventh Street Development Corp.            Vice President
                                    Fourteenth Street Development Corp.         Vice President
                                    West 51st Street Development Corp.          Vice President
                                    West 73rd Street Development Corp.          Vice President
                                    Lemark Land in Setauket, Inc.               Vice President
                                    Ludlow Street Development Corp.             Vice President
                                    Milestone Square Corp.                      Vice President
                                    Oceanside 35-05 Hampton Road Inc.           Vice President
                                    Oceanside 35-39 Hampton Road Inc.           Vice President
                                    Sangeo 709 Merrick Road Corp.               Vice President
                                    Sherwood Plaza Corp.                        Vice President
                                    Syosset 240 Jericho, Inc.                   Vice President

Nancy A. Ellefson                   LaSalle Bank N.A.                           Vice President
Vice President

Frank  J. Haggerty                  None
Vice President

Lisa Kirkwood                       LaSalle Bank N.A.                           Vice President
Vice President

Scott Marinko                       Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Phillip P. Mierzwa                  LaSalle Bank N.A.                           Vice President
Vice President

Kurt Moeller                        LaSalle Bank N.A.                           Vice President
Vice President

Michael Mosher                      LaSalle Bank N.A.                           Vice President
Vice President                      Chicago Capital Management, Inc.            Vice President

Eric Nilles                         Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Marc Peirce                         ABN AMRO Funds                              Vice President
Vice President                      ABN AMRO Fund Services, Inc.                Vice President

Mary E. Ras                         LaSalle Bank N.A.                           Vice President
Vice President

David Rothweiler                    LaSalle Bank N.A.                           Vice President
Vice President                      Chicago Capital Management, Inc.            Vice President

Fred Senft                          Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Stephen Smart                       Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Ann Weis                            None





                                      C13



Vice President

Susan M. Wiemeler                   None
Vice President

Daniel Zaldivar                     Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Jeff Cook                           None
Assistant Vice President

Christine Dragon                    None
Assistant Vice President

Thom Forsha                         None
Assistant Vice President

Timothy Kelly                       None
Assistant Vice President

Todd Larson                         LaSalle Bank N.A.                           Assistant Vice President
Assistant Vice President            Chicago Capital Management, Inc.            Assistant Vice President

Patrick Lawlor                      LaSalle Bank N.A.                           Assistant Vice President
Assistant Vice President            Chicago Capital Management, Inc.            Assistant Vice President

Laurie Lynch                        ABN AMRO Funds                              Vice President
Assistant Vice President            ABN AMRO Fund Services, Inc.                Assistant Vice President

Joseph Pavnica                      None
Assistant Vice President

Kim Phillips                        None
Assistant Vice President

Marcia Roth                         None
Assistant Vice President

Gerco Goote                         ABN AMRO Bank N.V.                          Senior Vice President
Senior Vice President

Wiepke Postma                       ABN AMRO NSM International Funds
Senior Vice President               Management B.V.                             Director
                                    ABN AMRO Bank N.V.                          Senior Vice President

Wouter van der Veen                 ABN AMRO Bank N.V.                          Senior Vice President
Senior Vice President

Philip Kiewiet de Jonge             ABN AMRO Bank N.V.                          Vice President
Vice President

Jan Lamme                           ABN AMRO Bank N.V.                          Vice President
Vice President

Patrick Lemmens                     ABN AMRO Bank N.V.                          Vice President
Vice President

Edward Niehoff                      ABN AMRO Bank N.V.                          Vice President
Vice President



                                      C14


Henk Rozendaal                      ABN AMRO Bank N.V.                          Vice President
Vice President

Garrit-Jan ten Doesschate           ABN AMRO Bank N.V.                          Vice President
Vice President

Jaap van der Geest                  ABN AMRO Bank N.V.                          Vice President
Vice President

Wijgert Verstoep                    ABN AMRO Bank N.V.                          Vice President
Vice President

Anton Wouters                       ABN AMRO Bank N.V.                          Vice President
Vice President

Maarten Bloemen                     ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Lucien Carton                       ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Stefan de Maar                      ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Arjen Dibbets                       ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Felix Lanters                       ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Theo Maas                           ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Jacco Maters                        ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Edward Moolenburgh                  ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Wim Mur                             ABN AMRO Bank N.V..                         Portfolio Manager
Portfolio Manager

Martine Paap                        ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Loes Pals - de Groot                ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Carlos Rodriguez                    ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Guido ven der Burg                  ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Bas Verlaat                         ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Holger Weeda                        ABN AMRO Bank N.V.                          Portfolio Manager




                                      C15



Portfolio Manager

Daniel Lof                          ABN AMRO Bank N.V.                          Junior Portfolio Manager
Junior Portfolio Manager

Anna Simone                         ABN AMRO Bank N.V.                          Compliance Officer
Compliance Officer

Jan van Vulpen                      ABN AMRO Bank N.V.                          Compliance Officer
Compliance Officer

Luiz Eduardo Passos Maia            ABN AMRO Asset Management S.A.              Chief Executive Officer
Executive Officer

Mailson Hykavei                     ABN AMRO Asset Management S.A.              Chief Trader
Trader

Fernando Meibak                     ABN AMRO Asset Management S.A.              Chief Sales Officer
Sales Officer

Sergio Angelim                      ABN AMRO Asset Management S.A.              Senior Sales Officer
Sales Officer

Teruo Monobe                        ABN AMRO Asset Management S.A.              Compliance Officer
Compliance Officer

Eduardo Castro                      ABN AMRO Asset Management S.A.              Portfolio Manager
Portfolio Manager

Sylvio De Castro                    ABN AMRO Asset Management S.A.              Assistant Portfolio Mgr.
Assistant Portfolio Mgr.

Alexandre Povoa                     ABN AMRO Asset Management S.A.              Chief Investment Officer
Investment Officer

Rodolfo Froes                       ABN AMRO Asset Management S.A.              Senior Trader
Trader

Ricardo Schneider                   ABN AMRO Asset Management S.A.              Trader
Trader

Antonio Grisi Neto                  ABN AMRO Asset Management S.A.              Trader
Trader

Pedro Villani                       ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst

Elisabeth Lerner                    ABN AMRO Asset Management S.A.              Product Development Mgr.
Product Development

Maria Cristina Paganini             ABN AMRO Asset Management S.A.              Product Development Mgr.
Product Development

Hugo Penteado                       ABN AMRO Asset Management S.A.              Chief Economist
Economist

Aquiles Mosca                       ABN AMRO Asset Management S.A.              Economist
Economist




                                      C16



Cesar Ferraz                        ABN AMRO Asset Management S.A.              Trader
Trader

Eduardo Mendonca                    ABN AMRO Asset Management S.A.              Trader
Trader

Niels Haslund                       ABN AMRO Asset Management S.A.              Marketing/Sales
Marketing/Sales

Cristiano Pardi                     ABN AMRO Asset Management S.A.              Risk Manager
Risk Manager

Maria Helena Valio                  ABN AMRO Asset Management S.A.              Marketing/Sales
Marketing/Sales


Juan Katz                           ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst

Glaucia Castro Quinto               ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst

Luiz Ribeiro                        ABN AMRO Asset Management S.A.              Portfolio Manager
Portfolio Manager

Ronaldo Ferreira                    ABN AMRO Asset Management S.A.              Head of AM Operations
Operations

Caterina Grassa                     ABN AMRO Asset Management S.A.              Coordinator, Foreign Funds
Coordinator, Foreign Funds

Franciscus Lucas Kusse              ABN AMRO Asset Management (Asia) Ltd.       Director
Senior Vice President                                                           Senior Vice President
                                    Asia Pacific                                CEO
                                    ABN AMRO Asset Management (Japan) Ltd.      Director
                                    ABN AMRO Asset Management (Australia) Ltd.  Director
                                    PT ABN AMRO Manajemen Investasi             Commissioner

Kim Guan Alex Ng                    ABN AMRO Asset Management (Asia) Ltd.       Director
Senior Vice President                                                           Senior Vice President
                                    ABN AMRO NSM International Funds
                                    Management B.V.                             Portfolio Manager
                                    Asia Pacific                                CIO
                                    ABN AMRO Asset Management (Japan) Ltd.      Director
                                    ABN AMRO Asset Management (Singapore) Ltd.  Director
                                    PT ABN AMRO Manajemen Investasi             Commissioner

Chi Keung Edmond Leung              ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Paritosh Thakore                    ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Hak Kau Karl Lung                   ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Solange Rouschop                    ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President




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


Ming Fai Larry Yuen                 ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Ka Lok Carol Wong                   ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Yim Mui Bridget Yu                  ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Hau Cho Joe Pun                     ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President




ITEM 27.   PRINCIPAL UNDERWRITER.

(a)(1) PFPC Distributors, Inc. (the "Distributor") acts as distributor for Alleghany Funds pursuant to a distribution agreement dated December 31, 2000.

(a)(2) ABN AMRO Distributors (USA), Inc. (the "Distributor"), acts as distributor for ABN AMRO Funds pursuant to a Distribution Agreement dated December 31, 2000.

(b)(1) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

         Michael Denofrio              Chairman, Chief Executive Officer and
                                       President
         Bruno DiStefano          -    Vice President
         Susan K. Moscaritolo     -    Vice President
         Elizabeth T. Holtsbery   -    Vice President
         Lisa Colon               -    Vice President
         Rita G. Adler            -    Chief Compliance Officer
         Christine A. Ritch       -    Chief Legal Officer, Secretary and Clerk
         Christopher S. Conner    -    Assistant Secretary and Assistant Clerk
         Bradley A. Stearns       -    Assistant Secretary and Assistant Clerk
         John L. Wilson           -    Assistant Secretary and Assistant Clerk
         Douglas D. Castagna      -    Controller and Assistant Treasurer
         Craig D. Stokarski       -    Treasurer

(b)(2) The information required by this Item 27(b) with respect to each director, officer, or partner of ABN AMRO Distributors (USA) Inc. is incorporated by reference to Schedule A of Form BD filed by ABN AMRO Distributors (USA) Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

(c)      Not applicable

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

         All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained at the following locations:

ADVISERS
CHICAGO CAPITAL MANAGEMENT, INC., 171 North Clark Street, Chicago, IL 60601 MONTAG & CALDWELL, INC., 3343 Peachtree Road, N.E., Atlanta, GA 30326
VEREDUS ASSET MANAGEMENT LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205 BLAIRLOGIE CAPITAL MANAGEMENT, 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland TAMRO CAPITAL PARTNERS LLC, 1660 Duke Street, Alexandria, VA 22314


ABN AMRO ASSET MANAGEMENT (USA) LLC, 208 South LaSalle Street, Chicago, IL 60604

SUB-ADVISERS
TALON ASSET MANAGEMENT, INC., One North Franklin, Chicago, IL 60606

DELAWARE MANAGEMENT COMPANY, 2005 Market Street, Philadelphia, PA 19103
MELLON EQUITY ASSOCIATES, LLP, 500 Grant Street, Suite 4200, Pitsburgh, PA 15258

CUSTODIANS
BANKERS TRUST COMPANY, 130 Liberty Street, New York, New York 10006
STATE STREET BANK AND TRUST COMPANY, 801 Pennsylvania, Kansas City, MO 64105

THE CHASE MANHATTAN BANK, 270 Park Avenue, New York, New York 10017

SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT
PFPC INC., 4400 Computer Drive, Westborough, MA 01581

DISTRIBUTOR
ABN AMRO DISTRIBUTORS (USA), INC., 3200 Horizon Drive, King of Prussia, PA 19406




                                      C18

ITEM 29.   MANAGEMENT SERVICES.

         Not Applicable.

ITEM 30.   UNDERTAKINGS.

         Not Applicable.






                                      C19

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 21st day of September, 2001.

                                  ALLEGHANY FUNDS

                                  By:   /s/ KENNETH C. ANDERSON
                                        -----------------------
                                        Kenneth C. Anderson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of ALLEGHANY FUNDS has been signed below by the following persons in his or her capacity on the 21st day of September, 2001.



Signature                           Capacity
---------                           --------
STUART D. BILTON*                   Chairman, Board of Trustees                 9/21/01
-----------------
Stuart D. Bilton

NATHAN SHAPIRO*                     Trustee                                     9/21/01
---------------
Nathan Shapiro

GREGORY T. MUTZ*                    Trustee                                     9/21/01
----------------
Gregory T. Mutz

LEONARD F. AMARI*                   Trustee                                     9/21/01
-----------------
Leonard F. Amari

ROBERT A. KUSHNER*                  Trustee                                     9/21/01
------------------
Robert A. Kushner

ROBERT B. SCHERER*                  Trustee                                     9/21/01
------------------
Robert B. Scherer

DENIS SPRINGER*                     Trustee                                     9/21/01
---------------
Denis Springer

/s/ KENNETH C. ANDERSON             President                                   9/21/01
-----------------------             (Principal Executive Officer)
Kenneth C. Anderson

/s/ GERALD F. DILLENBURG            Secretary, Treasurer and Senior Vice        9/21/01
------------------------            President (Principal Accounting
Gerald F. Dillenburg                & Financial Officer)




*   By:  /s/ GERALD F. DILLENBURG
         ------------------------
         GERALD F. DILLENBURG,
         Attorney-in-Fact



                                      C20

                                  EXHIBIT INDEX


Item 23
Exhibits             Document
--------             --------
(a)(2)               State of Delaware Certificate of Amendment to Certificate of Trust, dated
                     February 25, 1998

(a)(3)               State of Delaware Certificate of Amendment to Certificate of Trust dated
                     September 10, 2001

(d)(2)               Form of Investment Advisory Agreement

(d)(3)               Sub-Investment Advisory Agreement between The Chicago Trust Company and Talon
                     Asset Management, Inc.

(d)(4)               Form of Sub-Investment Advisory Agreement between ABN AMRO Asset Management
                     (USA) LLC and Delaware Management Company

(d)(5)               Form of Sub-Investment Advisory Agreement between ABN AMRO Asset Management
                     (USA) LLC and Mellon Equity Associates, LLP

(e)(1)               Form of Distribution Agreement between ABN AMRO Funds and ABN AMRO
                     Distribution Services (USA)

(e)(2)               Form of Selling/Services Agreement for ABN AMRO Funds.

(h)(4)               Form of Amendment No. 3 to Transfer Agency Services Agreement.

(h)(8)               Form of Amendment No. 3. to Administration Agreement.

(h)(9)               Form of Amendment No. 4 to Administration Agreement.

(h)(13)              Form of Amendment No. 3 to the Sub-Administration Agreement.

(i)                  Opinion of Vedder, Price Kaufman & Kamholz

(j)(1)               Consent of Ernst & Young  LLP

(j)(2)               Consent of KPMG LLP

(m)(1)               Distribution and Services Plan pursuant to 12b-1

(m)(2)               Amended and Restated Distribution and Services Plan pursuant to 12b-1

(m)(3)               Shareholder Servicing Agent Agreement

(m)(4)               Shareholder Service Plan

(n)(1)               18f-3 Plan




                                      C21